                                                            File Nos. 333-78245
                                                                       811-6632

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 21

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 88

                   COMMONWEALTH SELECT SEPARATE ACCOUNT OF
              COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                         (Exact Name of Registrant)

              COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Name of Depositor)
                      132 Turnpike Road, Suite 210
                   Southborough, Massachusetts 01772
                       Telephone: (508) 460-2400
           (Address of Depositor's Principal Executive Office)

    Scott D. Silverman, Senior Vice President, General Counsel and Corporate
                                 Secretary
              Commonwealth Annuity and Life Insurance Company
                        132 Turnpike Road, Suite 210
                     Southborough, Massachusetts 01772
                         Telephone: (508) 460-2408
           (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485
/X/  on April 30, 2012 pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a) (1) of Rule 485
/ /  on (date) pursuant to paragraph (a) (1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2011 and was filed before March 30, 2012.

   CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                 BY FORM N-4

FORM N-4 ITEM NO.        CAPTION IN PROSPECTUS
-----------------        ---------------------------------------------------------------------------------------------------------
1                        Cover Page

2                        Special Terms

3                        Summary of Fees and Expenses; Summary of Contract Features

4                        Condensed Financial Information; Performance Information

5                        Description of the Company, the Variable Account and The Underlying Investment Companies

6                        Charges and Deductions

7                        Description of the Contract -- The Accumulation Phase; Annuitization - The Payout Phase

8                        Annuitization - The Payout Phase

9                        Description of the Contract - Accumulation Phase, G. Death Benefit

10                       Payments; Computation of Values; Distribution

11                       Surrender and Withdrawals; Surrender Charge; Charges and Deductions; Withdrawal Without
                         Surrender Charge; StateplaceTexas Optional Retirement Program

12                       Federal Tax Considerations

13                       Legal Matters

14                       Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.        CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------        ---------------------------------------------------------------------------------------------------------
15                       Cover Page

16                       Table of Contents

17                       General Information and History

18                       Services

19                       Underwriters

20                       Performance Information

21                       Annuity Benefit Payments

22                       Financial Statements

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Select Reward variable annuity contract issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity previously offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated April 30, 2012 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Commonwealth Annuity Select Customer Service at 1-800-366-1492. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).



Commonwealth Annuity Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Global Markets Navigator Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)

Invesco Van Kampen V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)

Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Value Opportunities Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein VPS Large Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

AllianceBernstein VPS Global Thematic Growth Portfolio
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

DWS VARIABLE SERIES I

DWS Capital Growth VIP

DWS VARIABLE SERIES II

DWS Large Cap Value VIP

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

Fidelity VIP Value Strategies Portfolio


THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.



THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



In most jurisdictions, values may be allocated to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received.



                              DATED APRIL 30, 2012

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Enterprise Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Overseas Portfolio


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)

MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Stock Portfolio


The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Accounts that invest in the underlying funds listed below.


Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund


Effective May 1, 2011, Invesco V.I. Dynamics Fund (Series I) merged into Invesco V.I. Capital Development Fund (Series I), which is not available to new payment allocations or transfers.


You may contact our Service Office at 1-800-366-1492 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................    5
SUMMARY OF FEES AND EXPENSES................................    7
SUMMARY OF CONTRACT FEATURES................................   11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT AND THE
  UNDERLYING FUNDS..........................................   15
INVESTMENT OBJECTIVES AND POLICIES..........................   17
PERFORMANCE INFORMATION.....................................   21
DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE.........   23
  DISRUPTIVE TRADING........................................   23
  PAYMENTS..................................................   24
  PAYMENT CREDITS...........................................   25
  COMPUTATION OF VALUES.....................................   25
  RIGHT TO CANCEL...........................................   26
  TELEPHONE TRANSACTIONS PRIVILEGE..........................   27
  TRANSFER PRIVILEGE........................................   27
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................   28
  SURRENDERS AND WITHDRAWALS................................   29
  DEATH BENEFIT.............................................   31
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................   32
  OPTIONAL ENHANCED EARNINGS RIDER..........................   33
  ASSIGNMENT................................................   33
ANNUITIZATION--THE PAYOUT PHASE.............................   34
  ELECTING THE ANNUITY DATE.................................   34
  CHOOSING THE ANNUITY PAYOUT OPTION........................   34
  DESCRIPTION OF ANNUITY PAYOUT OPTIONS.....................   35
  VARIABLE ANNUITY BENEFIT PAYMENTS.........................   36
  TRANSFERS OF ANNUITY UNITS................................   37
  WITHDRAWALS AFTER THE ANNUITY DATE........................   38
  REVERSAL OF ANNUITIZATION.................................   41
  NORRIS DECISION...........................................   42
CHARGES AND DEDUCTIONS......................................   43
  VARIABLE ACCOUNT DEDUCTIONS...............................   43
  CONTRACT FEE..............................................   44
  OPTIONAL RIDER CHARGES....................................   44
  PREMIUM TAXES.............................................   45
  SURRENDER CHARGE..........................................   45
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
    CREDITED................................................   49
  TRANSFER CHARGE...........................................   51
  WITHDRAWAL ADJUSTMENT CHARGE..............................   51
GUARANTEE PERIOD ACCOUNTS...................................   52
FEDERAL TAX CONSIDERATIONS..................................   55
STATEMENTS AND REPORTS......................................   64
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........   64
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................   65
VOTING RIGHTS...............................................   65
DISTRIBUTION................................................   66
LEGAL MATTERS...............................................   66
FURTHER INFORMATION.........................................   66

APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT........  A-1
APPENDIX B--OPTIONAL ENHANCED DEATH BENEFIT RIDERS..........  B-1
APPENDIX C--OPTIONAL ENHANCED EARNINGS RIDER................  C-1
APPENDIX D--SURRENDER CHARGES AND THE MARKET VALUE
  ADJUSTMENT................................................  D-1
APPENDIX E--CONDENSED FINANCIAL INFORMATION.................  E-1
APPENDIX F--EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
  PAYMENT WITHDRAWALS.......................................  F-1
APPENDIX G--IRA, ROTH IRA AND SMPLE IRA DISCLOSURE
  STATEMENT.................................................  G-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................    3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
  COMPANY...................................................    4
SERVICES....................................................    5
UNDERWRITERS................................................    6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................    6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................    7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
  (M-GAP) RIDER.............................................    8
PERFORMANCE INFORMATION.....................................   10
FINANCIAL STATEMENTS........................................  F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. For Contracts issued by Commonwealth Annuity and Life Insurance Company, this date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE:  the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SERVICE OFFICE: se(2) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2)") provide administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-366-1492.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Commonwealth Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Select Reward Contract. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                             MAXIMUM CHARGE
                                                          --------------------
SURRENDER CHARGE(1):....................................          8.5%
  (as a percentage of payments withdrawn)

TRANSFER CHARGE(2):.....................................   $0 on the first 12
                                                             transfers in a
                                                             Contract year.
                                                             Up to $25 for
                                                          subsequent transfers

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or reversal of annuitization. The charge is a percentage ranging from 8.5% to 1.5% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
Less than 4.................................................    8.5%
Less than 5.................................................    7.5%
Less than 6.................................................    6.5%
Less than 7.................................................    5.5%
Less than 8.................................................    3.5%
Less than 9.................................................    1.5%
Thereafter..................................................      0

       (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

                                                              CONTRACTS
                                                              ---------
ANNUAL CONTRACT FEE(1):.....................................    $ 35

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as a percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:........................    1.25%
  Administrative Expense Charge.............................    0.15%
  Total Annual Expenses:....................................    1.40%

OPTIONAL RIDER CHARGES:
  The charge for these riders on an annual basis as a percentage of Accumulated Value is:

  ENHANCED EARNINGS RIDER (EER) RIDER.......................    0.25%

  ENHANCED DEATH BENEFIT (EDB) RIDERS
    Annual Step-up With 5% Yield EDB Rider
      (Form 3263-99)........................................    0.25%
    15% Breakthrough EDB Rider (Form 3241-01)...............    0.25%
    15% Breakthrough EDB Rider (Form 3316-02)(2)............    0.25%
    10% Breakthrough EDB Rider (Form 3315-02)(2)............    0.30%
    Annual Step-Up With 5% Yield EDB Rider (Form 3312-02;
      Form 3311-02 in Texas)(2).............................    0.35%
    15% Breakthrough with 5% Yield EDB Rider
      (Form 3318-02)(2).....................................    0.35%
    10% Breakthrough with 5% Yield EDB Rider
      (Form 3317-02)(2).....................................    0.40%
    Annual Step-Up with 7% Yield EDB Rider
      (Form 3313-02)(2).....................................    0.50%

  MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDERS(3)
    M-GAP Rider with a 15-year waiting period...............    0.20%
    M-GAP Rider with a 10- year waiting period..............    0.35%

WITHDRAWAL ADJUSTMENT CHARGE(4)--The AIR or interest rate used to determine annuity benefit payments when a withdrawal is taken after annuitization but within 5 years of the Issue
Date is increased by one of the following adjustments:

ADJUSTMENT TO AIR OR INTEREST RATE:
  If 15 or more years of annuity payments are being valued,
    the increase is:........................................    1.00%
  If 10-14 years of annuity payments are being valued, the
    increase is:............................................    1.50%
  If less than 10 years of annuity payments is being valued,
    the increase is:........................................    2.50%

       -------------------------------

       (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The fee may be lower in some jurisdictions; see the Specification Page of your contract.

       (2) Total rider charges will be reduced by 0.05% if both the Enhanced Earnings Rider and this Enhanced Death Benefit Rider are in effect simultaneously.

       (3) M-GAP riders were not offered after 1/31/02. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

       (4) During the Annuity Payout Phase and subject to certain limitations, you may request withdrawals that will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by the applicable Withdrawal Adjustment Charge shown above in the table. The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION--THE PAYOUT PHASE for additional information.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIO COMPANIES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


The table below shows the minimum and maximum expenses of the Funds during 2011. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.


                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING
EXPENSES                                  MINIMUM                        MAXIMUM
---------------------------    -----------------------------  -----------------------------
Expenses that are deducted     Annual charge of 0.50%(1)      Annual charge of 1.41%(1)
from Fund assets, including    of average daily net assets    of average daily net assets
management fees, distribution
and/or service (12b-1) fees
and other expenses.


------------------------


(1) The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2011, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.30% (the expense reductions and waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval but remain in effect until April 27, 2013 and prior to such date may not terminate without the approval of the trustees.) and 1.33% (the waiver/reimbursement is in place until at least June 30, 2014). Each fee reduction and/or expense reimbursement arrangement, if any, is described in the relevant Fund's prospectus.


    The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider at 0.25% and the Annual Step-up with 7% Yield EDB Rider (Form 3313-02) at 0.50% (for a combined charge of 0.70% with the 0.05% discount). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,153     $1,946     $2,664     $4,005


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $375      $1,141     $1,930     $4,005


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the underlying funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the of the applicable time period:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $999      $1,488     $1,847     $2,372


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $206       $638      $1,097     $2,372

                          SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

WHAT IS THE COMMONWEALTH ANNUITY SELECT REWARD VARIABLE ANNUITY?

The Commonwealth Annuity Select Reward variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - a Payment Credit equal to 5% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate any payment to the combination of portfolios of securities (Underlying Funds) under your Contract and, in most jurisdictions, to the Guarantee Period Accounts and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner die before the Annuity Date and you did not elect an Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the available Enhanced Death Benefit Riders, see APPENDIX B--OPTIONAL ENHANCED DEATH BENEFIT RIDERS. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see APPENDIX C--OPTIONAL ENHANCED EARNINGS RIDER.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than two years after the Issue Date in all jurisdictions; and

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

Under certain annuity payout options, you may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be available each calendar year will differ depending upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION--THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum ($2,000 for IRA's) for your initial payment and a $50 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will receive a Payment Credit equal to 5% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION--THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

(1) 100% of Cumulative Earnings (excluding Payment Credits); or

(2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy.

In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

    - you become disabled before you attain age 65; or

    - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted, less any Payment Credit(s). See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 5% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

COMMONWEALTH SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Commonwealth Select Separate Account (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds that are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.


GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.


GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND--seeks to achieve investment results that approximate the performance of the GS Global Markets Index(TM).


GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND*--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.

------------------------

* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
  SHARES)

ADVISER: INVESCO ADVISORS, INC.


INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investment objective by investing at least 80% of the Funds net assets (plus any borrowing for investment purposes) in a portfolio of U.S. companies that are considered by the Adviser to have strong earnings growth. This fund was formerly known as Invesco V.I. Van Kampen Capital Growth Fund.



INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.



INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)

ADVISER: INVESCO ADVISORS, INC.


INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks andother equity securities of medium-size company.



INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc., seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. This fund was formerly known as Invesco V.I. Basic Value Fund.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DWS INVESTMENT VIT FUNDS

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS SMALL CAP INDEX VIP--The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell
2000-Registered Trademark- Index, which emphasizes stocks of small US companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell
2000-Registered Trademark- Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. Northern Trust Investments, Inc. ("NTI"), is the subadvisor for the fund.


DWS VARIABLE SERIES I

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital.



DWS VARIABLE SERIES II


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000-Registered Trademark- Value Index and that portfolio management believes are undervalued.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY("FMR")


FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500-Registered Trademark- Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP GROWTH & INCOME PORTFOLIO--The fund seeks high total return through a combination of current income and capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital.
FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.--FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
  FUND AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN ADVISORY SERVICES, LLC--FT VIP FRANKLIN SMALL CAP VALUE
  SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND

ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES
  FUND


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization companies.



FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO--seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.



FT VIP FRANKLIN SMALL--MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.



FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.



FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL

JANUS ASPEN ENTERPRISE PORTFOLIO--seeks long-term growth of capital.

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

JANUS ASPEN OVERSEAS PORTFOLIO--seeks long-term growth of capital.


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)


ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in high-yield, fixed-income securities.

OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER FUND VCT PORTFOLIO--Reasonable income and capital growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-advisers are T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

This Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then annualized by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Total return and yield figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

              DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business day after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The latest Issue Date is the day prior to the 86th birthday of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers. (Note: Throughout this Prospectus, the terms "payment(s)" and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company.)

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS" below.

PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 5% of each payment received. The Company guarantees that the Payment Credit will never be less than 5%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportions as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

(1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

(2) adding together the values of each Sub-Account, and

(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and
(4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on Contracts issued by Commonwealth Annuity; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office, se2 (an affiliate of Security Benefit Life Insurance Company) located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-366-1492, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office or to one of its authorized representatives. The Company will refund an amount equal to the Accumulated Value plus all fees and charges and less any payment Credits, and the Contract will be void from the beginning.

Each time you make a payment, you receive a Payment Credit equal to 5% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE the Owner may transfer amounts among available investment options upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. Transfers are subject to the Company's consent. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the Goldman Sachs VIT Money Market Fund and the Goldman Sachs VIT Core Fixed Income Fund ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

LIMITATIONS. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. The request for surrender or withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, HTTPS://CWANNUITY.SE2.COM.

In the case of surrender, the Owner must send the Contract and a signed written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date, on which the request and the Contract are received at the Service Office.

In the case of a withdrawal, the Owner must submit to the Service Office a signed, written request on a Company withdrawal form indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100.

A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under
Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION--THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Service Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE" "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

The minimum amount of each automatic withdrawal is $100 and the Accumulated Value immediately following the withdrawal may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only)

Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Service Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the applicable IRS table and based on the

Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of this program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid.

The standard death benefit under Contracts issued by Commonwealth Annuity and Life Insurance Company is equal to the greater of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; and

(b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

OPTIONAL ENHANCED DEATH BENEFIT RIDERS. When applying for the Contract, an Owner may elect one of the available optional Enhanced Death Benefit (EDB) Riders as long as the oldest Owner has not yet attained age 80 (a later age may apply to certain Riders as specified in APPENDIX B--OPTIONAL ENHANCED DEATH BENEFIT RIDERS). A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For more information about the benefits available under each of the EDB Riders, see APPENDIX B--OPTIONAL ENHANCED DEATH BENEFIT RIDERS. For specific charges and more detail, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. Request for payment must be made within 180 days of the date of death. The death benefit generally will be paid to the beneficiary in one sum upon receipt of the death certificate and all necessary claim paperwork at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs VIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Goldman Sachs VIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

(1) any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs VIT Money Market Sub-Account; and

(2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Goldman Sachs VIT Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider (EER) may have been elected at issue for a separate monthly charge (See, "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.) This Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner, or an Annuitant if the Owner is a nonnatural person, dies prior to the Annuity Date. For a discussion of the benefits and conditions of the Rider, see APPENDIX C--OPTIONAL ENHANCED EARNINGS RIDER.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provides that it may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                        ANNUITIZATION--THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur;

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details); and

    - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the second Contract Anniversary; and

    - must occur before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on the Owner's 76th birthday) or (b) the Issue Date plus 10 years (for Contracts issued after the Owner's 76th birthday). In no event, however, will the default Annuity Date be later than the latest possible Annuity Date under the Contract.

TAX CONSIDERATIONS RELATING TO THE ANNUITY DATE. If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. See the Contract for more specific information about fixed annuity payout options.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY--Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES--Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE--Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES--Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE--Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES--Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

(1) a discount factor equivalent to the AIR and

(2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

The election of an AIR that is significantly higher or lower than prevailing investment returns could affect the treatment of annuity payments under a Contract with regard to (i) compliance with the "substantially equal payment" exception to the penalty for withdrawals from a Contract prior to age 59 1/2,
(ii) compliance with the minimum distribution requirements of the Code applicable to qualified Contracts, and/or (iii) compliance with the death benefit distribution requirements of the Code applicable to non-qualified Contracts. The Owner should carefully review the selection of the AIR with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "NORRIS DECISION");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

(1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

(2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same Disruptive Trading restrictions discussed under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE FEDERAL TAX CONSIDERATIONS FOR MORE INFORMATION.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Service Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PAYMENT AND PRESENT VALUE WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE
  WITH CASH BACK ANNUITY PAYOUT OPTIONS.

PAYMENT WITHDRAWALS. The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PRESENT VALUE WITHDRAWALS. The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE.

For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments.

If the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction--Present Value Withdrawals," below.

PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS. The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                                      Amount of the variable withdrawal
                       ----------------------------------------------------------------
                           Present value of all remaining variable annuity benefit
                                 payments immediately prior to the withdrawal

Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under a Period Certain annuity payout option. Under this option the Owner may make multiple Present Value Withdrawals in each calendar year. In addition, if a Life with Period Certain or Life with Cash Back annuity payout option is elected, the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments.

Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                                      Amount of the variable withdrawal
                       ----------------------------------------------------------------
                        Present value of remaining guaranteed variable annuity benefit payments immediately prior to the withdrawal

Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by a "Withdrawal Adjustment Charge." The charge will range from 2% to 1% based on the following:

    - 15 or more years of annuity benefit payments being valued : 1.00%

    - 10 - 14 years of annuity benefit payments being valued : 1.50%

    - Less than 10 years of annuity benefit payments being valued: 2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction--Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction--Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX F--EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

(1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date. For Owners who elected the M-GAP Rider prior to its discontinuance on January 31, 2002 (see

    "DISCONTINUATION OF THE OPTIONAL M-GAP RIDER" in the SAI) and who exercise their rights under that Rider at annuitization, the value applied to the Fixed Account upon reversal of annuitization will not include any excess value of the M-GAP Benefit Base over the Annuity Value.

(2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

(3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals and there may be adverse tax consequences. The IRS has generally recognized the rescission of sales or other transactions resulting in the receipt of taxable payments as effective retroactively only if all of the following events have taken place within a single taxable year: the initial transaction, the receipt of all taxable payments, the rescission of the transaction and the repayment of all the amounts received. The Owner should carefully review the tax considerations applicable to a reversal of annuitization with his/her tax adviser before taking such action. See also FEDERAL TAX CONSIDERATIONS for further information.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge that is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain information concerning expenses and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

CHARGE FOR THE ENHANCED DEATH BENEFIT (EDB) RIDERS: The applicable charge for each of the following Riders is assessed on the Accumulated Value on the last day of each Contract month, multiplied by 1/12th of the following annual percentage rates:

Annual Step-up With 5% Yield Enhanced Death Benefit (EDB)
  Rider (Form 3263-99)......................................  0.25%
15% Breakthrough EDB Rider (Form 3241-01)...................  0.25%
15% Breakthrough EDB Rider (Form 3316-02)*..................  0.25%
10% Breakthrough EDB Rider (Form 3315-02)*..................  0.30%
Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in
  Texas Form 3311-02)*......................................  0.35%
15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)*....  0.35%
10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)*....  0.40%
Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)*......  0.50%

    ----------------------------

    * If this Rider is in effect simultaneously with the Enhanced Earnings Rider, the total aggregate charge will be reduced by 0.05%.

CHARGE FOR THE ENHANCED EARNINGS RIDER (EER): The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date. If the EER is in effect simultaneously with one of the referenced Enhanced Death Benefit Riders (see table above), the total aggregate charge for the Riders will be reduced by 0.05%.

For a description of the Riders, see APPENDIX B--"OPTIONAL ENHANCED DEATH BENEFIT RIDERS" and APPENDIX C--OPTIONAL ENHANCED EARNINGS RIDER.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following annual charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  15-year waiting period....................................    0.20%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  10-year waiting period....................................    0.35%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments--total payments invested in the Contract for more than nine years;

    - New Payments--payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    - Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
Less than 4.................................................    8.5%
Less than 5.................................................    7.5%
Less than 6.................................................    6.5%
Less than 7.................................................    5.5%
Less than 8.................................................    3.5%
Less than 9.................................................    1.5%
Thereafter..................................................      0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION--THE PAYOUT PHASE). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

       A is earnings at the time of withdrawal excluding Payment Credits and

       B is 15% times (X less Y)* less Z where:

           X is the total gross payments made to the contract

           Y is any previous withdrawals that exceed the WWSC amount

           Z is any previous WWSC amount withdrawn in the same CALENDAR year

           -----------------------------------

           * In the contract, X less Y is referred to as the "Gross Payment
           Base."

To illustrate how this works assume the following:

    - The issue date is February 1, 2000.

    - The initial payment to the contract is $100,000.

    - No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                                                            CONTRACT YEAR    EARNINGS AT
                                             DATE OF          IN WHICH       THE TIME OF   AMOUNT OF
                                            WITHDRAWAL     WITHDRAWAL MADE   WITHDRAWAL    WITHDRAWAL
                                          --------------   ---------------   -----------   ----------
Withdrawal #1...........................   April 1, 2000        1st             $2,000      $ 8,000
Withdrawal #2...........................  August 1, 2000        1st             $3,680      $ 8,000
Withdrawal #3...........................   April 1, 2001        2nd             $7,414      $15,000
Withdrawal #4...........................  August 1, 2001        2nd             $3,404      $ 2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

       A is $2,000

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $0 (no previous withdrawals have been made)

           Z is $0 (no previous withdrawals have been made)

           15% times ($100,000 less $0) less $0 =

           15% times ($100,000) less $0 =

           $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:

           Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

       A is $3,680

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

           Z is $8,000 (Withdrawal #1 was made in the same CALENDAR year)

           15% times ($100,000 less $0) less $8,000 =

           15% times ($100,000) less $8,000 =

           $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

       Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

       A is $7,414

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

           Z is $0 (This is the first withdrawal of this CALENDAR year)

           15% times ($100,000 less $1,000) less $0 =

           15% times ($99,000) less $0 =

           $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

       Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

       A is $3,404

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

           Z is $14,850 (Withdrawal #3 was made in the same CALENDAR year. $14,850 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

           15% times ($100,000 less $1,150) less $14,850 =

           15% times ($98,850) less $14,850 =

           $14,827.50 less $14,850 = $-22.50

The greater of A or B is $3,404. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #4 of $2,000 is less than the available WWSC amount of $3,404. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

    - The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

    - If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

    - If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

(1) First from Old Payments.

    - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

(2) Second from New Payments.

    - The surrender charge table is applicable.

    - Payments are now withdrawn from this category on a first-in-first-out
     (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

(3) Third from Payment Credits.

    - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT--THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. "Physically disabled" means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    - other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

    - investment managers or sub-advisers of the Underlying Funds; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION--THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

15 or more years of annuity benefit payments being valued...    1.00%
10 - 14 years of annuity benefit payments being valued:.....    1.50%
Less than 10 years of annuity benefit payments being
  valued:...................................................    2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION--THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

    where: i is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

     j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

     n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth in "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

The Company is taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

PARTIAL WITHDRAWALS AFTER ANNUITIZATION. A lump-sum partial withdrawal from a qualified annuity contract is treated partly as return of a proportionate amount of the investment in the Contract with the excess taxable in full as ordinary income. However, with respect to a non-qualified contract, the IRS issued a private letter ruling in 2000 taking the position that no portion of such a partial withdrawal would be treated as a return of the investment in the contract until after the full amount of the accumulated income under the contract had been distributed. IN LIGHT OF THE UNCERTAINTY AS TO THE TAXATION OF SUCH WITHDRAWALS, OWNERS OF NON-QUALIFIED CONTRACTS SHOULD CONSULT THEIR TAX ADVISERS PRIOR TO MAKING PARTIAL WITHDRAWALS AFTER ANNUITIZATION. OWNERS OF QUALIFIED CONTRACTS SHOULD ALSO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE POSSIBLE EFFECT OF PARTIAL WITHDRAWALS FROM A QUALIFIED CONTRACT AFTER ANNUITIZATION ON THE COMPLIANCE OF THE CONTRACT WITH THE MINIMUM DISTRIBUTION REQUIREMENTS OF SECTION 401(A)(9).

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

    - earnings on those contributions, and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and to decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code,

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments," and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.


The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


3. MEDICARE TAX.


Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.


4. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


5. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


6. FOREIGN TAX CREDITS


We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


7. POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may be confirmed quarterly rather than by immediate confirmations.)

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate the availability of one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies (shared funding). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Variable Account or of the Sub-Accounts and

(7) to combine Sub-Accounts or the Variable Account with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

Effective May 1, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Contracts. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.


The Contract was previously sold by certain independent broker-dealers. The Company paid commissions not to exceed 7.0% of payments to broker-dealers which sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.


To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

TRANSFERS TO OR FROM THE FIXED ACCOUNT. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account

                                   APPENDIX B

                     OPTIONAL ENHANCED DEATH BENEFIT RIDERS

The Company offered a number of optional Enhanced Death Benefit (EDB) Riders that could be elected at issue depending on the age of the oldest Owner.

If you elected an Enhanced Death Benefit Rider, it will remain in effect until the earliest of (a) the Annuity Date; (b) the date the Company determines that a death benefit is payable and the Contract is not continued by the spouse as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE; or (c) surrender of the Contract. The Company reserves the right to discontinue offering any of the described EDB Riders at any time. Such discontinuance would not affect previously issued EDB Riders.

The following is a list of the various Enhanced Death Benefit Riders that you may have had available to you at issue. (Not all Riders were available at the same time or in all states.) To determine which Rider you have, you should check the form number in the lower left-hand corner.

    1.  15% Breakthrough EDB Rider (Form 3316-02)

    2.  10% Breakthrough EDB Rider (Form 3315-02)

    3. Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)

    4.  15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)

    5.  10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)

    6.  Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)

    7.  Annual Step-up With 5% Yield EDB (Form 3263-99)

    8.  15% Breakthrough EDB Rider (Form 3241-01)-Not available in All States

1. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3316-02)

This 15% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (b) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her
90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                                           Amount of the Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

                    Proportionate reduction   =   Current Breakthrough Value times (Amount of
                                                  the Withdrawal divided by the Accumulated
                                                  Value immediately prior to the withdrawal)

                                              =   $100,000 times ($5,000 divided by $110,000)

                                              =   $4,545

             New Current Breakthrough Value   =   $100,000 - $4,545 = $95,455

              New Target Breakthrough Value   =   115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

2. 10% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3315-02)

This 10% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her
90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be110% of the Current Breakthrough Value.

When a payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                                           Amount of the Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

                    Proportionate reduction   =   Current Breakthrough Value times (Amount of
                                                  the Withdrawal divided by the Accumulated
                                                  Value immediately prior to the withdrawal)

                                              =   $100,000 times ($5,000 divided by $105,000)

                                              =   $4,761.90

             New Current Breakthrough Value   =   $100,000 - $4,761.90 = $95,238.10

              New Target Breakthrough Value   =   110% of $95,238.10 = $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

3(A). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3312-02
  NOT AVAILABLE IN TEXAS--FOR TEXAS VERSION SEE 3(B)--FORM 3311-02)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's
       80th birthday, as determined after being increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's
       80th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c), II(b), II(c), III(b), III(c) or III(d) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                                           Amount of the Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

3(B). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3311-02--
  TEXAS ONLY)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below.

The calculation of the death benefit depends upon whether death occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary date prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either
(a) Proportionate Withdrawals or (b) Direct Withdrawals.

PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the applicable death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                               Amount of the Proportionate Reduction Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(C), II(B), II(C), III(B), III(C) AND III(D) ARE PROPORTIONATE WITHDRAWALS.

    (a) DIRECT WITHDRAWALS. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract Year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN
SECTION I(B), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(B) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

4. 15% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3318-02)

This 15% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under I(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her
80th birthday but before his/her 90th birthday, or (3) on or after his/her
90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

    (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                                           Amount of the Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The

Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

                    Proportionate reduction   =   Current Breakthrough Value times (Amount of
                                                  the Withdrawal divided by the Accumulated
                                                  Value immediately prior to the withdrawal)

                                              =   $100,000 times ($5,000 divided by $110,000)

                                              =   $4,545

             New Current Breakthrough Value   =   $100,000 - $4,545 = $95,455

              New Target Breakthrough Value   =   115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

5. 10% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3317-02)

This 10% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under
(b) guarantees 5% growth until the date of death or the deceased's
80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the
(c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her
80th birthday but before his/her 90th birthday, or (3) on or after his/her
90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable; or

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Current Breakthough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

    (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments,

    (d) and proportionately reduced for subsequent withdrawals; and

    (e) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the new Current Breakthrough Value.

When a Payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                                           Amount of the Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The

Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

                    Proportionate reduction   =   Current Breakthrough Value times (Amount of
                                                  the Withdrawal divided by the Accumulated
                                                  Value immediately prior to the withdrawal)

                                              =   $100,000 times ($5,000 divided by $105,000)

                                              =   $4,761.90

             New Current Breakthrough Value   =   $100,000 - $4,761.90 = $95,238.10

              New Target Breakthrough Value   =   110% of $95,238.10 = $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

6. ANNUAL STEP-UP WITH 7% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)

This Annual Step-Up with 7% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 80th birthday, subject to a 200% cap, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a direct basis (i.e. dollar-for-dollar) and/or on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her
80th birthday but before his/her 90th birthday, or (3) on or after his/her
90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST OF:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

    (b) gross payments accumulated daily at 7%, starting on the date each gross payment is applied and ending on the date of death, adjusted for withdrawals as they occur. This value cannot exceed 200% of the total of gross payments and Payment Credits, adjusted for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the death benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either
(a) Proportionate Withdrawals or (b) Direct Withdrawals.

    (a) PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                               Amount of the Proportionate Reduction Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(C), II(B), II(C), III(B), III(C) AND III(D) ARE PROPORTIONATE WITHDRAWALS.

    (b) DIRECT WITHDRAWALS. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN
SECTION I(B), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(B) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

7. ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3263-99)

This Annual Step-up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs
(1) before or (2) on or after the deceased Owner's 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her
90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary paperwork, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's
       90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                                           Amount of the Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

8. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3241-01)

This 15% Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 80th birthday, whichever occurs first, is the amount guaranteed as the death benefit is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which will be 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 80th birthday.

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her
80th birthday, the death benefit is will be the GREATER of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) the Current Breakthrough Value on the date of death.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 80th birthday, the death benefit will be the GREATER of:

    (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

    (a) the Current Breakthrough Value increases by the amount of the Payment;
       and

    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000.

Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                                           Amount of the Withdrawal
                         ------------------------------------------------------------
                       Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

                    Proportionate reduction   =   Current Breakthrough Value times (Amount of
                                                  the Withdrawal divided by the Accumulated
                                                  Value immediately prior to the withdrawal)

                                              =   $100,000 times ($5,000 divided by $110,000)

                                              =   $4,545

             New Current Breakthrough Value   =   $100,000 - $4,545 = $95,455

              New Target Breakthrough Value   =   115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

                                   APPENDIX C

                        OPTIONAL ENHANCED EARNINGS RIDER

You may have elected the Enhanced Earnings Rider (EER) at issue if the oldest Owner had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where:

    (a) is the Accumulated Value, and

    (b) is gross payments not previously withdrawn.

    If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71TO 75--If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her
76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES:

EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X
    ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X
    ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X
    ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the DWS Money Market VIP and the EER will terminate.

                                   APPENDIX D

               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values:

                                                                 WITHDRAWAL
                                                 HYPOTHETICAL      WITHOUT      SURRENDER
                                                 ACCUMULATED      SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                                       VALUE       CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                                    ------------   -------------   ----------   ---------
 1.............................................    $ 56,700        $ 7,500         8.5%       $4,182
 2.............................................      61,236          8,736         8.5%        4,250
 3.............................................      66,135         13,635         8.5%        4,250
 4.............................................      71,426         18,926         8.5%        4,250
 5.............................................      77,140         24,640         7.5%        3,750
 6.............................................      83.311         30,811         6.5%        3,250
 7.............................................      89,976         37,476         5.5%        2,750
 8.............................................      97,174         44,674         3.5%        1,750
 9.............................................     104,948         52,448         1.5%          750
10.............................................     113,344         60,844         0.0%            0

WITHDRAWALS--Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract LESS that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

                                                                    WITHDRAWAL
                                      HYPOTHETICAL                    WITHOUT      SURRENDER
                                      ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                            VALUE       WITHDRAWALS   CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                         ------------   -----------   -------------   ----------   ---------
 1..................................    $56,700        $     0        $ 7,500         8.5%        $  0
 2..................................     61,236              0          8,736         8.5%           0
 3..................................     66,135              0         13,635         8.5%           0
 4..................................     71,426         30,000         18,926         8.5%         941
 5..................................     44,740         10,000          5,839         7.5%         312
 6..................................     37,519          5,000          5,215         6.5%           0
 7..................................     35,120         10,000          5,215         5.5%         263
 8..................................     27,130         15,000          4,497         3.5%         368
 9..................................     13,100          5,000          2.921         1.5%          31
10..................................      8,748          5,000          2,610         0.0%           0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365)-1

For purposes of the examples below:

    i = the guaranteed interest rate being credited to the guarantee period.

    j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

    n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $66,134.88 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor                 =   [(1+i)/(1+j)]-1

                                        =   [(1+.08)/(1+.10)](2555/365)-1

                                        =   (.98182)(7)-1

                                        =   -.12054

The market value adjustment             =   the market value factor multiplied by the
                                            withdrawal

                                        =   -.12054 X $66,134.88

                                        =   -$7,971.71

------------------------

* Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)**

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor                 =   [(1+i)/(1+j)](n/365)-1

                                        =   [(1+.08)/(1+.11)](2555/365)-1

                                        =   (.97297)(7)-1

                                        =   -.17452

The market value adjustment             =   Maximum of the market value factor multiplied by
                                            the withdrawal or the negative of the excess
                                            interest earned over 3%

                                        =   Maximum (-.17452 X $66,134.88 or -$8,766.71)

                                        =   Maximum (-$11,542.00 or -$8,766.71)

                                        =   -$8,766.71

------------------------

** Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor                 =   [(1+i)/(1+j)] -1

                                        =   [(1+.08)/(1+.07)](2555/365)-1

                                        =   (1.00935)(7)-1

                                        =   .06728

The market value adjustment             =   the market value factor multiplied by the
                                            withdrawal

                                        =   .06728 X $66,134.88

                                        =   $4,449.79

------------------------

* Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)**

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor                 =   [(1+i)/(1+j)](n/365)-1

                                        =   [(1+.08)/(1+.05)](2555/365)-1

                                        =   (1.02857)(7)-1

                                        =   .21798

The market value adjustment             =   Minimum of the market value factor multiplied by
                                            the withdrawal or the excess interest earned
                                            over 3%

                                        =   Minimum of (.21798 X $66,134.88 or $8,766.71)

                                        =   Minimum of ($14,416.27 or $8,766.71)

                                        =   $8,766.71

------------------------

** Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E

                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                      COMMONWEALTH SELECT SEPARATE ACCOUNT


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2011.


                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.024      1.916      1.694      1.879      1.784      1.737      1.730
  End of Period....................    2.135      2.024      1.916      1.694      1.879      1.784      1.737
Number of Units Outstanding at End
  of Period (in thousands).........   25,455     32,551     37,231     41,855     54,064     61,115     73,642

GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.908      0.801      0.643      1.040      1.001      0.880      0.855
  End of Period....................    0.911      0.908      0.801      0.643      1.040      1.001      0.880
Number of Units Outstanding at End
  of Period (in thousands).........   40,268     48,677     59,375     71,779     87,418    114,406    146,147

GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.298      1.251      1.192      1.172      1.108      1.080      1.078
  End of Period....................    1.361      1.298      1.251      1.192      1.172      1.108      1.080
Number of Units Outstanding at End
  of Period (in thousands).........   11,004     15,229     18,291     21,385     16,889     15,967     18,132

GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    4.423      3.758      2.403      4.118      3.499      3.356      2.968
  End of Period....................    4.188      4.423      3.758      2.403      4.118      3.499      3.356
Number of Units Outstanding at End
  of Period (in thousands).........    6,688      8,159     10,071     11,852     15,062     19,727     25,913

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.687      1.656      1.553
  End of Period....................    1.730      1.687      1.656
Number of Units Outstanding at End
  of Period (in thousands).........   86,702    111,942    118,921
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.786      0.623      0.813
  End of Period....................    0.855      0.786      0.623
Number of Units Outstanding at End
  of Period (in thousands).........  183,137    213,299     35,464
GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.071      1.068      1.000
  End of Period....................    1.078      1.071      1.068
Number of Units Outstanding at End
  of Period (in thousands).........   21,211     38,456     57,149
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    2.537      1.842      2.383
  End of Period....................    2.968      2.537      1.842
Number of Units Outstanding at End
  of Period (in thousands).........   32,585     39,218     57,017

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.144      1.744      1.332      2.152      2.115      1.859      1.759
  End of Period....................    1.975      2.144      1.744      1.332      2.152      2.115      1.859
Number of Units Outstanding at End
  of Period (in thousands).........   10,854     13,084     16,111     20,130     25,869     33,311     41,697

GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.445      1.465      1.484      1.472      1.422      1.378      1.360
  End of Period....................    1.425      1.445      1.465      1.484      1.472      1.422      1.378
Number of Units Outstanding at End
  of Period (in thousands).........   25,409     30,153     35,981     51,918     52,473     52,521     57,329

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.270      2.084      1.433      2.503      2.308      2.145      2.026
  End of Period....................    2.174      2.270      2.084      1.433      2.503      2.308      2.145
Number of Units Outstanding at End
  of Period (in thousands).........   22,151     25,714     30,189     35,908     43,582     55,864     69,410

GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.691      1.558      1.231      2.315      2.177      1.817      1.640
  End of Period....................    1.414      1.691      1.558      1.231      2.315      2.177      1.817
Number of Units Outstanding at End
  of Period (in thousands).........   15,235     17,771     21,369     24,890     29,909     37,902     48,390

GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.030      0.928      0.778      1.255      1.296      1.166      1.116
  End of Period....................    1.055      1.030      0.928      0.778      1.255      1.296      1.166
Number of Units Outstanding at End
  of Period (in thousands).........    1,130      1,185      1,847      1,779      1,877      2,306      2,130

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.495      1.095      1.327
  End of Period....................    1.759      1.495      1.095
Number of Units Outstanding at End
  of Period (in thousands).........   51,760     62,506     78,287
GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.367      1.375      1.372
  End of Period....................    1.360      1.367      1.375
Number of Units Outstanding at End
  of Period (in thousands).........   68,857     93,968    180,361
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.912      1.536      2.151
  End of Period....................    2.026      1.912      1.536
Number of Units Outstanding at End
  of Period (in thousands).........   89,713    110,128     84,037
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.453      1.153      1.451
  End of Period....................    1.640      1.453      1.153
Number of Units Outstanding at End
  of Period (in thousands).........   62,631     79,065     87,250
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.025      0.814      1.000
  End of Period....................    1.116      1.025      0.814
Number of Units Outstanding at End
  of Period (in thousands).........    2,384      2,557      2,155

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006, WHICH WAS
  RENAMED THE INVESCO V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON APRIL 30, 2010, WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES II SHARES) ON EFFECTIVE
  APRIL 30, 2012, WHICH WAS THEN
  RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES) ON
  APRIL 30, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.715      0.686
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.715
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     11,353

AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
  (EFFECTIVE JUNE 12, 2006, THIS
  FUND MERGED INTO THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES), WHICH WAS THEN RENAMED
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010, WHICH WAS THEN
  RENAMED THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011, WHICH WAS THEN RENAMED THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON APRIL 30, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.661      0.648
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.661
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     16,926

AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.744      0.714
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.744
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     15,631

AIT CORE EQUITY FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE(SM) U.S. EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRUCTURED U.S. EQUITY FUND
  (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.166      1.116
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.166
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A      2,130

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006, WHICH WAS
  RENAMED THE INVESCO V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON APRIL 30, 2010, WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES II SHARES) ON EFFECTIVE
  APRIL 30, 2012, WHICH WAS THEN
  RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES) ON
  APRIL 30, 2012)
Unit Value:
  Beginning of Period..............    0.622      0.498      0.653
  End of Period....................    0.686      0.622      0.498
Number of Units Outstanding at End
  of Period (in thousands).........   14,459     17,422     19,831
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
  (EFFECTIVE JUNE 12, 2006, THIS
  FUND MERGED INTO THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES), WHICH WAS THEN RENAMED
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010, WHICH WAS THEN
  RENAMED THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011, WHICH WAS THEN RENAMED THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON APRIL 30, 2012)
Unit Value:
  Beginning of Period..............    0.628      0.509      0.699
  End of Period....................    0.648      0.628      0.509
Number of Units Outstanding at End
  of Period (in thousands).........   20,414     23,608     24,811
AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.685      0.555      0.808
  End of Period....................    0.714      0.685      0.555
Number of Units Outstanding at End
  of Period (in thousands).........   18,766     23,728     27,915
AIT CORE EQUITY FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE(SM) U.S. EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRUCTURED U.S. EQUITY FUND
  (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............    1.025      0.814      1.000
  End of Period....................    1.116      1.025      0.814
Number of Units Outstanding at End
  of Period (in thousands).........    2,384      2,557      2,155

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

AIT EQUITY INDEX FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.880      0.855
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.880
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A    146,147

AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.080      1.078
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.080
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     18,132

AIT MONEY MARKET FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.378      1.360
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.378
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     57,329

AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      3.356      2.968
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      3.356
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     25,913

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
AIT EQUITY INDEX FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    0.786      0.623      0.813
  End of Period....................    0.855      0.786      0.623
Number of Units Outstanding at End
  of Period (in thousands).........  183,137    213,299     35,464
AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.071      1.068      1.000
  End of Period....................    1.078      1.071      1.068
Number of Units Outstanding at End
  of Period (in thousands).........   21,211     38,456     57,149
AIT MONEY MARKET FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.367      1.375      1.372
  End of Period....................    1.360      1.367      1.375
Number of Units Outstanding at End
  of Period (in thousands).........   68,857     93,968    180,361
AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      1.454      2.073
  End of Period....................      N/A        N/A      1.454
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     57,017
AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.537      1.842      2.383
  End of Period....................    2.968      2.537      1.842
Number of Units Outstanding at End
  of Period (in thousands).........   32,585     39,218     50,377

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2003, THIS
  FUND WAS MERGED INTO THE AIT
  SELECT INTERNATIONAL EQUITY
  (SERVICE SHARES), WHICH WAS THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006, WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON APRIL 30,
  2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CAPITAL GROWTH FUND
  (SERVICE SHARES), WHICH WAS THEN
  RENAMED THE THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      2.145      2.026
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      2.145
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     69,410

AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 25, 2003, THIS
  FUND MERGED INTO THE AIT EQUITY
  INDEX FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.817      1.640
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.817
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     48,390

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2003, THIS
  FUND WAS MERGED INTO THE AIT
  SELECT INTERNATIONAL EQUITY
  (SERVICE SHARES), WHICH WAS THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006, WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON APRIL 30,
  2007)
Unit Value:
  Beginning of Period..............      N/A      0.619      0.703
  End of Period....................      N/A        N/A      0.619
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     26,164
AIT SELECT GROWTH FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CAPITAL GROWTH FUND
  (SERVICE SHARES), WHICH WAS THEN
  RENAMED THE THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    1.912      1.536      2.151
  End of Period....................    2.026      1.912      1.536
Number of Units Outstanding at End
  of Period (in thousands).........   89,713    110,128     84,037
AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 25, 2003, THIS
  FUND MERGED INTO THE AIT EQUITY
  INDEX FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006))
Unit Value:
  Beginning of Period..............      N/A      1.508      2.048
  End of Period....................      N/A        N/A      1.508
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     96,682
AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............    1.453      1.153      1.451
  End of Period....................    1.640      1.453      1.153
Number of Units Outstanding at End
  of Period (in thousands).........   62,631     79,065     87,250

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.737      1.730
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.737
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     73,642

AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 22, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES), WHICH THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A      1.332      2.152      2.115      1.859      1.759
  End of Period....................      N/A        N/A        N/A      1.332      2.152      2.115      1.859
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A     20,130     25,869     33,311     41,697

ALLIANCEBERNSTEIN VPS GLOBAL
  THEMATIC GROWTH (CLASS B)
Unit Value:
  Beginning of Period..............    1.175      1.005      0.666      1.285      1.087      1.017      0.995
  End of Period....................    0.887      1.175      1.005      0.666      1.285      1.087      1.017
Number of Units Outstanding at End
  of Period (in thousands).........      573        742        950        868      1,292      1,326      1,247

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.687      1.656      1.553
  End of Period....................    1.730      1.687      1.656
Number of Units Outstanding at End
  of Period (in thousands).........   86,702    111,942    118,921
AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      0.252      0.477
  End of Period....................      N/A        N/A      0.252
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     43,240
AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 22, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES), WHICH THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A          `      1.099
  End of Period....................      N/A        N/A      1.180
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     44,266
AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.495      1.095      1.327
  End of Period....................    1.759      1.495      1.095
Number of Units Outstanding at End
  of Period (in thousands).........   51,760     62,506     78,287
ALLIANCEBERNSTEIN VPS GLOBAL
  THEMATIC GROWTH (CLASS B)
Unit Value:
  Beginning of Period..............    0.961      0.678      1.000
  End of Period....................    0.995      0.961      0.678
Number of Units Outstanding at End
  of Period (in thousands).........    1,498      1,778        364

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.062      0.955      0.804      1.376      1.331      1.154      1.119
  End of Period....................    1.110      1.062      0.955      0.804      1.376      1.331      1.154
Number of Units Outstanding at End
  of Period (in thousands).........   14,640     17,696     21,871     26,095     31,950     41,319     49,056

ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period..............    0.813      0.749      0.552      0.928      0.826      0.842      0.742
  End of Period....................    0.777      0.813      0.749      0.552      0.928      0.826      0.842
Number of Units Outstanding at End
  of Period (in thousands).........   11,892     14,436     18,015     21,980     28,543     34,866     38,719

ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.777      1.424      1.012      1.597      1.596      1.417      1.348
  End of Period....................    1.601      1.777      1.424      1.012      1.597      1.596      1.417
Number of Units Outstanding at End
  of Period (in thousands).........    1,880      2,312      2,633      3,139      4,416      4,905      5,923

ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.065      0.970      0.813      1.397      1.479      1.239      1.191
  End of Period....................    1.011      1.065      0.970      0.813      1.397      1.479      1.239
Number of Units Outstanding at End
  of Period (in thousands).........    1,283      1,792      2,154      2,782      3,713      5,543      5,036

DWS SMALL CAP INDEX VIP (CLASS A)
Unit Value:
  Beginning of Period..............    1.512      1.213      0.972      1.497      1.547      1.336      1.299
  End of Period....................    1.425      1.512      1.213      0.972      1.497      1.547      1.336
Number of Units Outstanding at End
  of Period (in thousands).........    2,161      2,451      3,047      3,614      5,203      6,806      7,795

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.020      0.783      1.021
  End of Period....................    1.119      1.020      0.783
Number of Units Outstanding at End
  of Period (in thousands).........   58,892     70,116     78,109
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period..............    0.692      0.568      0.830
  End of Period....................    0.742      0.692      0.568
Number of Units Outstanding at End
  of Period (in thousands).........   45,808     51,491     59,366
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.148      0.826      1.000
  End of Period....................    1.348      1.148      0.826
Number of Units Outstanding at End
  of Period (in thousands).........    8,152      4,501      2,761
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.066      0.841      1.000
  End of Period....................    1.191      1.066      0.841
Number of Units Outstanding at End
  of Period (in thousands).........    4,568      3,594      2,499
DWS SMALL CAP INDEX VIP (CLASS A)
Unit Value:
  Beginning of Period..............    1.119      0.775      0.990
  End of Period....................    1.299      1.119      0.775
Number of Units Outstanding at End
  of Period (in thousands).........    9,675     10,849      8,991

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

DWS CAPITAL GROWTH VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.447
  End of Period....................    0.473        N/A        N/A        N/A        N/A        N/A      0.458
Number of Units Outstanding at End
  of Period (in thousands).........    3,077        N/A        N/A        N/A        N/A        N/A      9,811

DWS DREMAN FINANCIAL SERVICES VIP
  (CLASS A)
  (EFFECTIVE SEPTEMBER 15, 2006,
  THIS FUND MERGED INTO THE DWS
  DREMAN HIGH RETURN EQUITY
  SERVICES VIP (CLASS A), WHICH
  THEN WAS RENAMED TO THE DWS
  STRATEGIC VALUE VIP (CLASS A) ON
  JUNE 1, 2009 AND THEN MERGED INTO
  THE DWS LARGE CAP VALUE VIP
  (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.288      1.307
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.288
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A      5,812

DWS LARGE CAP VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.017        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    1,599        N/A        N/A        N/A        N/A        N/A        N/A

DWS STRATEGIC VALUE VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS LARGE
  CAP VALUE VIP (CLASS A))
Unit Value:
  Beginning of Period..............    1.028      0.926      0.750      1.407      1.455      1.288      1.307
  End of Period....................      N/A      1.028      0.926      0.750      1.407      1.455      1.288
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      2,196      2,638      3,068      3,669      4,599      5,812

DWS TECHNOLOGY VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS CAPITAL
  GROWTH VIP (CLASS A))
Unit Value:
  Beginning of Period..............    0.503      0.430      0.272      0.512      0.455      0.458      0.447
  End of Period....................      N/A      0.503      0.430      0.272      0.512      0.455      0.458
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      4,053      5,757      4,803      6,115      7,832      9,811

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
DWS CAPITAL GROWTH VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.445      0.308      0.484
  End of Period....................    0.447      0.445      0.308
Number of Units Outstanding at End
  of Period (in thousands).........   17,110     20,389     16,554
DWS DREMAN FINANCIAL SERVICES VIP
  (CLASS A)
  (EFFECTIVE SEPTEMBER 15, 2006,
  THIS FUND MERGED INTO THE DWS
  DREMAN HIGH RETURN EQUITY
  SERVICES VIP (CLASS A), WHICH
  THEN WAS RENAMED TO THE DWS
  STRATEGIC VALUE VIP (CLASS A) ON
  JUNE 1, 2009 AND THEN MERGED INTO
  THE DWS LARGE CAP VALUE VIP
  (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    1.184      0.937      1.039
  End of Period....................    1.307      1.184      0.937
Number of Units Outstanding at End
  of Period (in thousands).........    6,810      7,951      8,796
DWS LARGE CAP VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
DWS STRATEGIC VALUE VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS LARGE
  CAP VALUE VIP (CLASS A))
Unit Value:
  Beginning of Period..............    1.184      0.937      1.039
  End of Period....................    1.307      1.184      0.937
Number of Units Outstanding at End
  of Period (in thousands).........    6,810      7,951      8,796
DWS TECHNOLOGY VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS CAPITAL
  GROWTH VIP (CLASS A))
Unit Value:
  Beginning of Period..............    0.445      0.308      0.484
  End of Period....................    0.447      0.445      0.308
Number of Units Outstanding at End
  of Period (in thousands).........   17,110     20,389     16,554

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

EATON VANCE VT FLOATING-RATE INCOME
  FUND
  (EFFECTIVE NOVEMBER 15, 2010,
  THIS FUND IS CLOSED TO NEW
  INVESTMENTS)
Unit Value:
  Beginning of Period..............    1.199      1.115      0.783      1.090      1.088      1.046      1.021
  End of Period....................    1.213      1.199      1.115      0.783      1.090      1.088      1.046
Number of Units Outstanding at End
  of Period (in thousands).........    6,327      9,505      9,755     11,126     15,225     18,060     19,427

EATON VANCE VT WORLDWIDE HEALTH
  SCIENCES FUND
  (LIQUIDATED ON SEPTEMBER 17,
  2010)
Unit Value:
  Beginning of Period..............      N/A      1.160      1.065      1.163      1.111      1.126      1.067
  End of Period....................      N/A        N/A      1.160      1.065      1.163      1.111      1.126
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      4,335      5,086      6,107      7,934      9,788

FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.391      1.203      0.899      1.586      1.368      1.242      1.077
  End of Period....................    1.336      1.391      1.203      0.899      1.586      1.368      1.242
Number of Units Outstanding at End
  of Period (in thousands).........   14,928     19,184     22,646     27,351     34,328     39,323     42,028

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.316      2.040      1.589      2.810      2.807      2.368      2.269
  End of Period....................    2.305      2.316      2.040      1.589      2.810      2.807      2.368
Number of Units Outstanding at End
  of Period (in thousands).........   16,657     20,244     24,467     29,480     37,240     46,520     57,749

FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.308      1.885      1.490      2.861      2.285      2.169      2.079
  End of Period....................    2.280      2.308      1.885      1.490      2.861      2.285      2.169
Number of Units Outstanding at End
  of Period (in thousands).........   12,935     15,689     18,417     21,946     26,316     32,819     40,830

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
EATON VANCE VT FLOATING-RATE INCOME
  FUND
  (EFFECTIVE NOVEMBER 15, 2010,
  THIS FUND IS CLOSED TO NEW
  INVESTMENTS)
Unit Value:
  Beginning of Period..............    1.007      0.992      1.003
  End of Period....................    1.021      1.007      0.992
Number of Units Outstanding at End
  of Period (in thousands).........   19,489     18,378     21,100
EATON VANCE VT WORLDWIDE HEALTH
  SCIENCES FUND
  (LIQUIDATED ON SEPTEMBER 17,
  2010)
Unit Value:
  Beginning of Period..............    1.019      0.795      1.149
  End of Period....................    1.067      1.019      0.795
Number of Units Outstanding at End
  of Period (in thousands).........   11,449     12,539     11,658
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    0.946      0.747      0.836
  End of Period....................    1.077      0.946      0.747
Number of Units Outstanding at End
  of Period (in thousands).........   36,499     30,644     28,591
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.063      1.605      1.961
  End of Period....................    2.269      2.063      1.605
Number of Units Outstanding at End
  of Period (in thousands).........   73,279     85,422    105,303
FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.040      1.557      2.260
  End of Period....................    2.079      2.040      1.557
Number of Units Outstanding at End
  of Period (in thousands).........   52,885     62,334     74,649

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    0.982      0.867      0.692      1.203      1.088      0.975      0.919
  End of Period....................    0.984      0.982      0.867      0.692      1.203      1.088      0.975
Number of Units Outstanding at End
  of Period (in thousands).........    3,626      4,549      5,167      6,091      8,773      9,280     11,245

FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.756      1.565      1.103      1.491      1.471      1.341      1.324
  End of Period....................    1.802      1.756      1.565      1.103      1.491      1.471      1.341
Number of Units Outstanding at End
  of Period (in thousands).........   15,673     18,610     22,399     24,893     31,959     39,175     47,686

FIDELITY VIP MID CAP PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.313      1.821      1.318      2.208      1.936      1.743      1.494
  End of Period....................    2.038      2.313      1.821      1.318      2.208      1.936      1.743
Number of Units Outstanding at End
  of Period (in thousands).........    9,370     11,870     13,956     16,357     20,407     27,207     32,957

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.452      1.165      0.752      1.566      1.506      1.317      1.304
  End of Period....................    1.302      1.452      1.165      0.752      1.566      1.506      1.317
Number of Units Outstanding at End
  of Period (in thousands).........    1,319      1,755      2,179      2,396      3,082      3,383      3,587

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.132      1.029      0.804      1.246      1.189      1.088      1.091
  End of Period....................    1.099      1.132      1.029      0.804      1.246      1.189      1.088
Number of Units Outstanding at End
  of Period (in thousands).........    1,171      1,416      1,873      2,644      3,366      3,724      4,331

FT VIP FRANKLIN SMALL CAP VALUE
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.598      1.264      0.992      1.502      1.561      1.353      1.262
  End of Period....................    1.516      1.598      1.264      0.992      1.502      1.561      1.353
Number of Units Outstanding at End
  of Period (in thousands).........    2,202      3,280      3,734      4,967      6,175      8,511      9,019

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
FIDELITY VIP GROWTH & INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    0.881      0.722      0.878
  End of Period....................    0.919      0.881      0.722
Number of Units Outstanding at End
  of Period (in thousands).........   13,053     15,016     14,260
FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.225      0.977      0.957
  End of Period....................    1.324      1.225      0.977
Number of Units Outstanding at End
  of Period (in thousands).........   61,378     80,700     89,461
FIDELITY VIP MID CAP PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.213      0.887      0.998
  End of Period....................    1.494      1.213      0.887
Number of Units Outstanding at End
  of Period (in thousands).........   33,168     34,214     35,732
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.162      0.749      1.000
  End of Period....................    1.304      1.162      0.749
Number of Units Outstanding at End
  of Period (in thousands).........    4,838      5,165        885
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.026      0.819      1.000
  End of Period....................    1.091      1.026      0.819
Number of Units Outstanding at End
  of Period (in thousands).........    4,510      3,150      1,070
FT VIP FRANKLIN SMALL CAP VALUE
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.034      0.794      1.000
  End of Period....................    1.262      1.034      0.794
Number of Units Outstanding at End
  of Period (in thousands).........    8,092      4,489      2,257

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.924      0.734      0.519      0.915      0.834      0.778      0.753
  End of Period....................    0.867      0.924      0.734      0.519      0.915      0.834      0.778
Number of Units Outstanding at End
  of Period (in thousands).........    6,827      8,356      9,885     11,859     14,119     18,318     21,392

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.465      1.336      1.075      1.733      1.699      1.455      1.335
  End of Period....................    1.429      1.465      1.336      1.075      1.733      1.699      1.455
Number of Units Outstanding at End
  of Period (in thousands).........    9,992     11,738     14,401     17,600     22,619     25,587     28,576

FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.503      1.406      1.041      1.770      1.555      1.299      1.195
  End of Period....................    1.324      1.503      1.406      1.041      1.770      1.555      1.299
Number of Units Outstanding at End
  of Period (in thousands).........    4,414      5,373      6,608      7,681     10,111     11,965     13,604

INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO VAN KAMPEN V.I. CAPITAL
  GROWTH FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.650        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    4,410        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.656      0.576      0.482      0.851      0.770      0.715      0.686
  End of Period....................    0.595      0.656      0.576      0.482      0.851      0.770      0.715
Number of Units Outstanding at End
  of Period (in thousands).........    3,652      4,533      5,645      7,152      8,012      9,358     11,353

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.686      0.507      0.720
  End of Period....................    0.753      0.686      0.507
Number of Units Outstanding at End
  of Period (in thousands).........   25,011     29,881     27,115
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.202      0.974      1.121
  End of Period....................    1.335      1.202      0.974
Number of Units Outstanding at End
  of Period (in thousands).........   29,084     30,941     31,703
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.023      0.785      1.000
  End of Period....................    1.195      1.023      0.785
Number of Units Outstanding at End
  of Period (in thousands).........   10,905      6,831      4,058
INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO VAN KAMPEN V.I. CAPITAL
  GROWTH FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.622      0.498      0.653
  End of Period....................    0.686      0.622      0.498
Number of Units Outstanding at End
  of Period (in thousands).........   14,459     17,422     19,831

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES) AND WAS CLOSED
  TO NEW PAYMENT ALLOCATIONS ON
  MAY 1, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.640        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    1,693        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.848      0.785      0.621      0.901      0.846      0.744      0.714
  End of Period....................    0.836      0.848      0.785      0.621      0.901      0.846      0.744
Number of Units Outstanding at End
  of Period (in thousands).........    5,171      6,777      8,432      9,685     11,116     13,191     15,631

INVESCO V.I. DYNAMICS FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL DEVELOPMENT
  FUND (SERIES I SHARES), WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES) ON APRIL 30
  2012)
Unit Value:
  Beginning of Period..............    0.705      0.577      0.411      0.803      0.726      0.634      0.580
  End of Period....................      N/A      0.705      0.577      0.411      0.803      0.726      0.634
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      2,122      2,204      2,733      3,999      6,848      7,974

INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.993      0.957      0.760      1.080      0.979      0.944      0.885
  End of Period....................    1.018      0.993      0.957      0.760      1.080      0.979      0.944
Number of Units Outstanding at End
  of Period (in thousands).........    3,311      3,480      2,818      3,516      4,123      5,536      7,366

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES) AND WAS CLOSED
  TO NEW PAYMENT ALLOCATIONS ON
  MAY 1, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.685      0.555      0.808
  End of Period....................    0.714      0.685      0.555
Number of Units Outstanding at End
  of Period (in thousands).........   18,766     23,728     27,915
INVESCO V.I. DYNAMICS FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL DEVELOPMENT
  FUND (SERIES I SHARES), WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES) ON APRIL 30
  2012)
Unit Value:
  Beginning of Period..............    0.519      0.382      0.569
  End of Period....................    0.580      0.519      0.382
Number of Units Outstanding at End
  of Period (in thousands).........   10,597     12,607     13,272
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.834      0.662      0.889
  End of Period....................    0.885      0.834      0.662
Number of Units Outstanding at End
  of Period (in thousands).........    8,979     10,760     12,323

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.701      0.606      0.488      0.802      0.704      0.661      0.648
  End of Period....................      N/A      0.701      0.606      0.488      0.802      0.704      0.661
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      6,012      6,933      8,605     11,326     13,537     16,926

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    1.287      1.102      0.787      1.510      1.385      1.208      1.122
  End of Period....................    1.176      1.287      1.102      0.787      1.510      1.385      1.208
Number of Units Outstanding at End
  of Period (in thousands).........      424        457        494        618        933      1,153      1,073

INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES I SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES II SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VAN KAMPEN V.I. VALUE
  OPPORTUNITIES FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    0.918      0.870      0.598      1.260      1.261      1.132      1.089
  End of Period....................    0.874      0.918      0.870      0.598      1.260      1.261      1.132
Number of Units Outstanding at End
  of Period (in thousands).........    2,105      2,745      3,276      3,549      4,500      5,862      7,824

JANUS ASPEN ENTERPRISE PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.717      0.579      0.407      0.735      0.612      0.548      0.496
  End of Period....................    0.695      0.717      0.579      0.407      0.735      0.612      0.548
Number of Units Outstanding at End
  of Period (in thousands).........    2,712      3,636      4,149      4,783      7,191      6,313      7,017

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.628      0.509      0.699
  End of Period....................    0.648      0.628      0.509
Number of Units Outstanding at End
  of Period (in thousands).........   20,414     23,608     24,811
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    0.987      0.741      1.000
  End of Period....................    1.122      0.987      0.741
Number of Units Outstanding at End
  of Period (in thousands).........    1,483      1,329        284
INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES I SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES II SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO VAN KAMPEN V.I. VALUE
  OPPORTUNITIES FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    0.996      0.758      1.000
  End of Period....................    1.089      0.996      0.758
Number of Units Outstanding at End
  of Period (in thousands).........   10,386     10,164      7,356
JANUS ASPEN ENTERPRISE PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.417      0.314      0.443
  End of Period....................    0.496      0.417      0.314
Number of Units Outstanding at End
  of Period (in thousands).........    7,398      8,603     10,681

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
  (LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      0.802      0.586      1.012      0.946      0.890      0.805
  End of Period....................      N/A        N/A      0.802      0.586      1.012      0.946      0.890
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      6,271      7,575     10,229     13,034     14,157

JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.689      0.612      0.456      0.770      0.680      0.620      0.605
  End of Period....................    0.642      0.689      0.612      0.456      0.770      0.680      0.620
Number of Units Outstanding at End
  of Period (in thousands).........    6,259      8,099      9,948     11,808     14,397     16,157     18,834

JANUS ASPEN OVERSEAS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.827      1.482      0.839      1.782      1.412      0.977      0.751
  End of Period....................    1.219      1.827      1.482      0.839      1.782      1.412      0.977
Number of Units Outstanding at End
  of Period (in thousands).........    7,172      9,030     10,446     11,556     15,018     16,132     15,571

MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.009      0.792      0.569      1.191      1.103      1.094      1.079
  End of Period....................    0.933      1.009      0.792      0.569      1.191      1.103      1.094
Number of Units Outstanding at End
  of Period (in thousands).........    1,105      1,639      1,577      1,845      2,737      3,258      4,311

MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.537      1.147      0.714      1.197      1.187      1.066      1.029
  End of Period....................    1.356      1.537      1.147      0.714      1.197      1.187      1.066
Number of Units Outstanding at End
  of Period (in thousands).........    1,829      2,161      1,696      1,018      1,132      1,549      1,585

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.260      1.166      1.004      1.311      1.280      1.163      1.149
  End of Period....................    1.262      1.260      1.166      1.004      1.311      1.280      1.163
Number of Units Outstanding at End
  of Period (in thousands).........    6,633      8,673      9,380     11,112     13,289     16,085     19,446

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
  (LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.731      0.600      0.778
  End of Period....................    0.805      0.731      0.600
Number of Units Outstanding at End
  of Period (in thousands).........   15,197     18,412     19,923
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.589      0.454      0.629
  End of Period....................    0.605      0.589      0.454
Number of Units Outstanding at End
  of Period (in thousands).........   22,842     26,135     30,199
JANUS ASPEN OVERSEAS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.641      0.484      0.661
  End of Period....................    0.751      0.641      0.484
Number of Units Outstanding at End
  of Period (in thousands).........   13,033     15,184     18,862
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.956      0.710      1.000
  End of Period....................    1.079      0.956      0.710
Number of Units Outstanding at End
  of Period (in thousands).........    5,677      3,896      1,076
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.983      0.747      1.000
  End of Period....................    1.029      0.983      0.747
Number of Units Outstanding at End
  of Period (in thousands).........    2,084      1,800        644
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.050      0.918      1.000
  End of Period....................    1.149      1.050      0.918
Number of Units Outstanding at End
  of Period (in thousands).........   16,967     13,317      8,179

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    2.404      2.148      1.639      2.674      2.126      1.646      1.432
  End of Period....................    2.524      2.404      2.148      1.639      2.674      2.126      1.646
Number of Units Outstanding at End
  of Period (in thousands).........    2,213      2,559      3,193      4,103      5,242      5,822      6,230

OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.008      0.907      0.757      1.361      1.334      1.220      1.194
  End of Period....................    0.998      1.008      0.907      0.757      1.361      1.334      1.220
Number of Units Outstanding at End
  of Period (in thousands).........    2,193      2,220      2,606      3,905      5,067      5,476      4,512

OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.074      0.998      0.702      1.311      1.168      1.100      1.064
  End of Period....................    1.045      1.074      0.998      0.702      1.311      1.168      1.100
Number of Units Outstanding at End
  of Period (in thousands).........    1,550      2,296      2,856      3,266      4,421      7,062      8,402

OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.596      1.399      1.018      1.730      1.654      1.430      1.271
  End of Period....................    1.439      1.596      1.399      1.018      1.730      1.654      1.430
Number of Units Outstanding at End
  of Period (in thousands).........    4,292      5,063      5,898      7,617     11,014     13,958     15,317

OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.390      0.345      0.278      1.316      1.341      1.246      1.238
  End of Period....................    0.374      0.390      0.345      0.278      1.316      1.341      1.246
Number of Units Outstanding at End
  of Period (in thousands).........    3,901      4,596      6,165      5,287      6,296      7,237      8,044

OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.141      0.999      0.792      1.308      1.274      1.126      1.080
  End of Period....................    1.122      1.141      0.999      0.792      1.308      1.274      1.126
Number of Units Outstanding at End
  of Period (in thousands).........    1,055      1,365      1,737      2,299      3,024      3,801      4,771

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.119      0.837      1.000
  End of Period....................    1.432      1.119      0.837
Number of Units Outstanding at End
  of Period (in thousands).........    4,031      2,152        779
OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.103      0.897      1.000
  End of Period....................    1.194      1.103      0.897
Number of Units Outstanding at End
  of Period (in thousands).........    3,299      2,025        616
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.012      0.785      1.000
  End of Period....................    1.064      1.012      0.785
Number of Units Outstanding at End
  of Period (in thousands).........    6,220      4,649      2,037
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.084      0.770      1.000
  End of Period....................    1.271      1.084      0.770
Number of Units Outstanding at End
  of Period (in thousands).........   11,880      7,050      3,478
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.155      0.946      1.000
  End of Period....................    1.238      1.155      0.946
Number of Units Outstanding at End
  of Period (in thousands).........   10,199     10,871      6,429
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.003      0.805      1.000
  End of Period....................    1.080      1.003      0.805
Number of Units Outstanding at End
  of Period (in thousands).........    5,221      4,518      3,011

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2011       2010       2009       2008       2007       2006       2005
-----------                          --------   --------   --------   --------   --------   --------   --------

PIONEER FUND VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period..............    1.073      0.940      0.763      1.180      1.142      0.995      0.953
  End of Period....................    1.010      1.073      0.940      0.763      1.180      1.142      0.995
Number of Units Outstanding at End
  of Period (in thousands).........    2,380      3,456      3,720      5,525      5,991      7,922      9,219

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.331      1.839      1.418      2.333      2.925      2.173      1.919
  End of Period....................    2.523      2.331      1.839      1.418      2.333      2.925      2.173
Number of Units Outstanding at End
  of Period (in thousands).........    2,565      3,084      3,718      4,828      6,594      9,661     10,741

SCUDDER VIT EAFE EQUITY INDEX FUND
  (CLASS A)
  (LIQUIDATED ON JULY 25, 2005)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.856
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
  (EFFECTIVE FEBRUARY 3, 2006, THIS
  FUND MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP
  (CLASS A), WHICH WAS THEN MERGED
  INTO THE DWS DREMAN HIGH RETURN
  EQUITY VIP (CLASS A) ON
  SEPTEMBER 15, 2006, LATER RENAMED
  THE DWS STRATEGIC VALUE VIP
  (CLASS A) ON JUNE 1, 2009 AND
  FURTHER RENAMED THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.307
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.705      1.511      1.006      1.988      1.784      1.519      1.328
  End of Period....................    1.465      1.705      1.511      1.006      1.988      1.784      1.519
Number of Units Outstanding at End
  of Period (in thousands).........   13,299     15,989     19,111     23,278     26,681     32,378     37,547

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2004       2003       2002
-----------                          --------   --------   --------
PIONEER FUND VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period..............    0.871      0.716      0.899
  End of Period....................    0.953      0.871      0.716
Number of Units Outstanding at End
  of Period (in thousands).........    9,507      8,096      8,671
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.437      1.084      1.075
  End of Period....................    1.919      1.437      1.084
Number of Units Outstanding at End
  of Period (in thousands).........   11,633     11,433     12,231
SCUDDER VIT EAFE EQUITY INDEX FUND
  (CLASS A)
  (LIQUIDATED ON JULY 25, 2005)
Unit Value:
  Beginning of Period..............    0.729      0.554      0.717
  End of Period....................    0.856      0.729      0.554
Number of Units Outstanding at End
  of Period (in thousands).........    4,746      4,476      5,145
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
  (EFFECTIVE FEBRUARY 3, 2006, THIS
  FUND MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP
  (CLASS A), WHICH WAS THEN MERGED
  INTO THE DWS DREMAN HIGH RETURN
  EQUITY VIP (CLASS A) ON
  SEPTEMBER 15, 2006, LATER RENAMED
  THE DWS STRATEGIC VALUE VIP
  (CLASS A) ON JUNE 1, 2009 AND
  FURTHER RENAMED THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............    1.184      0.937      1.039
  End of Period....................    1.307      1.184      0.937
Number of Units Outstanding at End
  of Period (in thousands).........    6,810      7,951      8,796
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.184      0.920      1.142
  End of Period....................    1.328      1.184      0.920
Number of Units Outstanding at End
  of Period (in thousands).........   47,389     55,172     67,555

                                   APPENDIX F

         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

    Annuity Units prior to withdrawal = 1,370
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

    Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
    Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

    Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

    Annuity Units after withdrawal = 342.50 (1,370 X (1 -
    (89,971.44/119,961.92)))
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

    Annuity Units prior to withdrawal = 1,370
    Annuity Unit Value on the date of withdrawal = 1.39350
    Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

    Rate used in Present Value Determination = 3% (3% AIR)
    Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

    Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

    Annuity Units after withdrawal = 342.50 (1,370 X (1 -
    (49,386.81/65,849.08)))
    Annuity Unit Value on the date of withdrawal = 1.39350
    Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

    Last Monthly Annuity Benefit Payment = $1,436.50
    Withdrawal Amount = $14,365.00 (10 X 1,436.50)

    Annuity Units prior to withdrawal = 1,370
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

    Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
    Present Value of Future Annuity Benefit Payments = $234,482.77

    Annuity Units after withdrawal = 1,286.07 (1,370 X (1 -
    (14,365.00/234,482.77)))
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

    Last Monthly Annuity Benefit Payment = $1,820.71
    Withdrawal Amount = $18,207.10 (10 X 1,820.71)

    Annuity Units prior to withdrawal = 1,370
    Annuity Unit Value on the date of withdrawal = 1.39350
    Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

    Rate used in Present Value Determination = 3% (3% AIR)
    Present Value of Future Annuity Benefit Payments = $268,826.18

    Annuity Units after withdrawal = 1,277.21 (1,370 X (1 -
    (18,207.10/268,826.18)))
    Annuity Unit Value on the date of withdrawal = 1.39350
    Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

    Annuity Units prior to withdrawal = 1,370
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

    Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
    Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

    Withdrawal = $10,000

    Annuity Units after withdrawal = 1,255.80 (1,370 X (1 -
    (10,000/119,961.92)))
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

    Annuity Units prior to withdrawal = 1,370
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

    Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
    Present Value of future Annuity Benefit Payments = $234,482.77

    Withdrawal = $10,000

    Annuity Units after withdrawal = 1,311.57 (1,370 X (1 -
    (10,000/$234,482.77)))
    Annuity Unit Value on the date of withdrawal = 1.09944
    Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during

                                   APPENDIX G

               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2012. After 2012, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2012 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).


3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:


       JOINT RETURNS: $92,000-$112,000



       SINGLE TAXPAYERS: $58,000-$68,000


The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $167,000 and $177,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.


6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


E. SEP IRAS


1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible employer contribution for a SEP IRA is the lesser of $50,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.


2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).


3. If a SEP IRA allows non-SEP contributions, an employee can make tax-deductible contributions up to the maximum IRA limits (generally, $5,000 or $6,000, depending on age).


F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2012 or $14,000 if you are over age 50. After 2012, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $250,000 of compensation in 2012, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.


3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).


"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. If you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $173,000 of modified adjusted gross income and no contributions are allowed above $183,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $110,000 of and no contributions are permitted above $125,000. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.


5. SEPARATE ROTH IRAS--Due to the complexity of the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.  To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.40%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.


2. An annual Contract Fee of $35.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year in which the Accumulated Value is less than $75,000.


3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."


4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "COMPUTATION OF VALUES" for Separate Account Contract Value.


5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                      COMMONWEALTH SELECT SEPARATE ACCOUNT

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY SELECT REWARD PROSPECTUS OF COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT DATED APRIL 30, 2012 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-366-1492.

                              DATED APRIL 30, 2012






Commonwealth Annuity Select Reward

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 5

SERVICES                                                                       5

UNDERWRITERS                                                                   6

ANNUITY BENEFIT PAYMENT AND ACCUMULATION UNIT CALCULATIONS                     6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8

PERFORMANCE INFORMATION                                                        9

FINANCIAL STATEMENTS                                                          15

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

In connection with its purchase of the Company in December 2005, Goldman Sachs has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

Commonwealth Select Separate Account (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992.

Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Select Reward contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds (certain funds may not be available in all states):



GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
-------------------------------------------------------
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs Global Markets Navigator Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I SHARES)
---------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II SHARES)
----------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Value Opportunities Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio


                                       3

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
---------------------------------------------------------------
AllianceBernstein VPS Global Thematic Growth Portfolio
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DWS INVESTMENTS VIT FUNDS
-------------------------
DWS Small Cap Index VIP

DWS VARIABLE SERIES I
---------------------
DWS Capital Growth VIP

DWS VARIABLE SERIES II
----------------------
DWS Large Cap Value VIP

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
------------------------------------------
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP EquityIncome Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
-----------------------------------
Janus Aspen Enterprise Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Overseas Portfolio

MFS(R)VARIABLE INSURANCE TRUST (SERVICE CLASS)
----------------------------------------------
MFS(R)Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R)Total Return Series
MFS(R)Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
---------------------------------------------------
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
-------------------------------------------
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------
T. Rowe Price International

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained se2, an affiliate of Security Benefit Life Insurance Company, to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit Place, Topeka, Kansas, 66636.

EXPERTS. The financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of the Commonwealth Select Separate Account of the Company as of December 31, 2011 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our principal underwriter, Epoch Securities, Inc., ("Epoch") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or Epoch under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to Epoch. Conversely, if the value of the Fund goes down, payments to us or to Epoch would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

                                  UNDERWRITERS

Effective May 1, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch"), became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Epoch for the years 2009, 2010 and 2011 were $2,095,643.27 $2,108,678.34 and $1,827,502.60, respectively. No commissions were retained by Epoch for sales of all contracts funded by the Commonwealth Select Separate Account (including contracts not described in the Prospectus) for the years 2009, 2010 and 2011.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATIONS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)   Accumulation Unit Value -- Previous Valuation Period                   $1.135000
(2)   Value of Assets -- Beginning of Valuation Period                      $5,000,000
(3)   Excess of Investment Income and Net Gains Over Capital Losses             $1,675
(4)   Adjusted Gross Investment Rate for the Valuation Period (3)
      divided by (2)                                                          0.000335
(5)   Annual Charge (one-day equivalent of 1.40% per annum)                   0.000039
(6)   Net Investment Rate (4) - (5)                                           0.000296
(7)   Net Investment Factor 1.000000 + (6)                                    1.000296
(8)   Accumulation Unit Value -- Current Period (1) x (7)                    $1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumedhere to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          amount of the withdrawal
      ----------------------------------------------------------------
      Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                                      MINIMUM
  CONTRACT                   MINIMUM                GUARANTEED
ANNIVERSARY                GUARANTEED                 ANNUAL
AT EXERCISE               BENEFIT BASE               INCOME(1)
-----------               ------------              ----------
     10                     $171,034                  $12,786
     15                     $218,287                  $18,571

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments.

PERFORMANCE

Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

P(1 + T)(to the power of n)  = ERV

                  Where:           P  = a hypothetical initial payment to the
                                        Variable Account of $1,000

                                   T  = average annual total return

                                   n  = number of years

                                   ERV = the ending redeemable value of the
                                         $1,000 payment at the end of the
                                         specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

YEARS FROM DATE OF PAYMENT TO           CHARGE AS PERCENTAGE OF NEW
     DATE OF WITHDRAWAL                 PURCHASE PAYMENTS WITHDRAWN
-----------------------------           ---------------------------
         Less than 4                               8.5%
         Less than 5                               7.5%
         Less than 6                               6.5%
         Less than 7                               5.5%
         Less than 8                               3.5%
         Less than 9                               1.5%
         Thereafter                                  0

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

P(1 + T)(to the power of n)   = EV

                  Where:           P = a hypothetical initial payment to the
                                       Variable Account of $1,000

                                   T = average annual total return

                                   n = number of years

                                   EV = the ending value of the $1,000 payment
                                        at the end of the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Supplemental Total Return does not include the deduction of the $35 annual Contract fee.

PERFORMANCE TABLES

Quotations of average annual total return as shown in Table 1A is calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time, except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

Performance results in Tables 1A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2011

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)
                                   SUB-ACCOUNT
                                 INCEPTION DATE


                                                                                                                    SINCE
                                                                 SUB-ACCOUNT     FOR YEAR ENDED                 INCEPTION OF
                                                                INCEPTION DATE     12/31/2011       5 YEARS      SUB-ACCOUNT
                                                                --------------   --------------     -------     ------------
Goldman Sachs VIT Core Fixed Income Fund                           1/9/2006           -2.38           2.07           2.31
Goldman Sachs VIT Equity Index Fund                                1/9/2006           -7.06          -3.33          -1.07
Goldman Sachs VIT Global Markets Navigator  Fund*                    N/A               N/A            N/A            N/A
Goldman Sachs VIT Government Income Fund                           1/9/2006           -2.75           2.87           2.96
Goldman Sachs VIT Growth Opportunities Fund                        1/9/2006          -12.29           2.18           2.02
Goldman Sachs VIT Mid Cap Value Fund                               1/9/2006          -14.71          -2.85          -0.55
Goldman Sachs VIT Money Market Fund                                1/9/2006           -8.68          -1.43          -0.56
Goldman Sachs VIT Strategic Growth Fund                            1/9/2006          -11.25          -2.61          -1.54
Goldman Sachs VIT Strategic International Equity Fund              1/9/2006          -22.58          -9.71          -6.00
Goldman Sachs VIT Structured U.S. Equity Fund                      1/9/2006           -4.97          -5.29          -3.15
AllianceBernstein VPS Large Cap Growth Portfolio                 10/15/1999          -11.55          -2.80          -0.96
AllianceBernstein VPS Global Thematic Growth Portfolio             5/1/2002          -29.94          -5.24          -1.23
AllianceBernstein VPS Growth and Income Portfolio                 10/6/2000           -3.13          -5.03           0.67
AllianceBernstein VPS Small/Mid Cap Value Portfolio                5/1/2002          -16.42          -1.25           4.98
AllianceBernstein VPS Value Portfolio                              5/1/2002          -11.98          -8.54           0.11
DWS Small Cap Index VIP                                           10/6/2000          -12.58          -2.94           3.70
DWS Capital Growth VIP                                            10/6/2000          -12.78          -0.57          -0.28
DWS Large Cap Growth VIP                                          10/6/2000           -8.23          -8.17          -0.24
Fidelity VIP Contrafund(R) Portfolio                              10/6/2000          -10.89          -1.84           4.76
Fidelity VIP Equity-Income Portfolio                               5/1/1995           -7.88          -5.45           1.39
Fidelity VIP Growth Portfolio                                      5/1/1995           -8.53          -1.58          -0.14
Fidelity VIP Growth & Income Portfolio                            10/6/2000           -7.09          -3.31           1.12
Fidelity VIP High Income Portfolio                                 5/1/1995           -4.98           2.67           6.41
Fidelity VIP Mid Cap Portfolio                                    10/6/2000          -18.30          -0.37           7.35
Fidelity VIP Value Strategies Portfolio                            5/1/2002          -16.79          -4.14           2.77
FT VIP Franklin Large Cap Growth Securities Fund                   5/1/2002           -9.91          -2.86           0.98
FT VIP Franklin Small Cap Value Securities Fund                    5/1/2002          -11.97          -1.89           4.39
FT VIP Franklin Small-Mid Cap Growth Securities Fund              10/6/2000          -13.00          -0.61           1.81
FT VIP Mutual Shares Securities Fund                              10/6/2000           -9.54          -4.74           2.41
FT VIP Templeton Foreign Securities Fund                           5/1/2002          -18.26          -4.44           2.94
Invesco Van Kampen V.I. American Franchise Fund                   10/6/2000          -14.02          -2.91          -0.78
Invesco V.I. Core Equity Fund                                     10/6/2000           -8.64          -1.60           0.28
Invesco V.I. Global Health Care Fund                              10/6/2000           -4.95          -0.58           1.32
Invesco V.I. Mid Cap Growth Fund                                   5/1/2002          -15.27          -4.50           1.69
Invesco Van Kampen  V.I. Value Opportunities Fund                  5/1/2002          -11.64          -8.29          -1.39
Janus Aspen Enterprise Portfolio                                  10/6/2000          -10.06           1.21           4.58
Janus Aspen Janus Portfolio                                       10/6/2000          -13.68          -2.53           0.12


                                       12

Janus Aspen Overseas Portfolio                                    10/6/2000          -38.14          -4.21           6.29
MFS(R)  Mid Cap Growth Series                                      5/1/2002          -14.17          -4.56          -0.71
MFS(R) New Discovery Series                                        5/1/2002          -18.13           1.35           3.20
MFS(R)Total Return Series                                          5/1/2002           -7.08          -1.59           2.43
MFS(R)) Utilities Series                                           5/1/2002           -2.57           2.15          10.05
Oppenheimer Balanced Fund/VA                                       5/1/2002           -8.17          -6.88          -0.03
Oppenheimer Capital Appreciation Fund/VA                           5/1/2002           -9.79          -3.49           0.45
Oppenheimer Global Securities Fund/VA                              5/1/2002          -16.33          -4.02           3.83
Oppenheimer High Income Fund/VA                                    5/1/2002          -10.88         -23.57          -9.68
Oppenheimer Main Street Fund(R)/VA                                 5/1/2002           -8.82          -3.80           1.19
Pioneer Fund VCT Portfolio                                         5/1/2001          -12.70          -3.73           1.15
Pioneer Real Estate Shares VCT Portfolio                           5/1/2001            0.37          -4.23           8.88
T. Rowe Price International Stock Portfolio                        5/1/1995          -20.44          -5.34           2.37



* Because this fund of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs funds") is not available for investment under the Contract until May 22, 2012, currently there is no "Average Annual Total Return" performance information for the Goldman Sachs funds.

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2011

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                FOR YEAR                    SINCE
                                                                SUB-ACCOUNT     ENDED                       INCEPTION OF
                                                               INCEPTION DATE   12/31/2011     5 YEARS      SUB-ACCOUNT
                                                               --------------   ----------     -------      -----------
Goldman Sachs VIT Core Fixed Income Fund                         1/9/2006          5.47           3.65        3.49
Goldman Sachs VIT Equity Index Fund                              1/9/2006          0.32          -1.88        0.03
Goldman Sachs VIT Global Markets Navigator  Fund*                     N/A           N/A            N/A         N/A
Goldman Sachs VIT Government Income Fund                         1/9/2006          4.86           4.21        3.91
Goldman Sachs VIT Growth Opportunities Fund                      1/9/2006         -5.31           3.66        3.13
Goldman Sachs VIT Mid Cap Value Fund                             1/9/2006         -7.90          -1.37        0.58
Goldman Sachs VIT Money Market Fund                              1/9/2006         -1.39           0.04        0.55
Goldman Sachs VIT Strategic Growth Fund                          1/9/2006         -4.22          -1.18       -0.47
Goldman Sachs VIT Strategic International Equity Fund            1/9/2006        -16.35          -8.27       -4.88
Goldman Sachs VIT Structured U.S. Equity Fund                    1/9/2006          2.44          -4.02       -2.21
AllianceBernstein VPS Large Cap Growth Portfolio               10/15/1999         -4.40          -1.22       -0.66
AllianceBernstein VPS Global Thematic Growth Portfolio           5/1/2002        -24.48          -3.98       -1.23
AllianceBernstein VPS Growth and Income Portfolio               10/6/2000          4.58          -3.55        0.84
AllianceBernstein VPS Small/Mid Cap Value Portfolio              5/1/2002         -9.90           0.06        4.99
AllianceBernstein VPS Value Portfolio                            5/1/2002         -5.13          -7.33        0.11
DWS Small Cap Index VIP                                         10/6/2000         -5.75          -1.63        3.71
DWS Capital Growth VIP                                          10/6/2000         -5.96           0.79       -0.24
DWS Large Cap Value VIP                                         10/6/2000         -1.05          -6.91       -0.21
Fidelity VIP Contrafund(R) Portfolio                            10/6/2000         -3.89          -0.47        4.81
Fidelity VIP Equity-Income Portfolio                             5/1/1995         -0.44          -3.86        1.63
Fidelity VIP Growth Portfolio                                    5/1/1995         -1.20          -0.04        0.09
Fidelity VIP Growth & Income Portfolio                          10/6/2000          0.18          -1.99        1.15
Fidelity VIP High Income Portfolio                               5/1/1995          2.57           4.14        6.52
Fidelity VIP Mid Cap Portfolio                                  10/6/2000        -11.87           1.03        7.40
Fidelity VIP Value Strategies Portfolio                          5/1/2002        -10.31          -2.87        2.77
FT VIP Franklin Large Cap Growth Securities Fund                 5/1/2002         -2.89          -1.56        0.98
FT VIP Franklin Small Cap Value Securities Fund                  5/1/2002         -5.11          -0.58        4.40
FT VIP Franklin Small-Mid Cap Growth Securities Fund            10/6/2000         -6.17           0.78        1.87
FT VIP Mutual Shares Securities Fund                            10/6/2000         -2.43          -3.40        2.46
FT VIP Templeton Foreign Securities Fund                         5/1/2002        -11.89          -3.16        2.95
Invesco Van Kampen  V.I. American Franchise Fund                10/6/2000         -9.20          -5.02       -0.92
Invesco V.I. Core Equity Fund                                   10/6/2000         -1.46          -0.23        0.35
Invesco V.I. Global Health Care Fund                            10/6/2000          2.49           0.78        1.36
Invesco V.I. Mid Cap Growth Fund                                 5/1/2002         -8.67          -3.23        1.69
Invesco Van Kampen  V.I. Value Opportunities Fund                5/1/2002         -4.75          -7.06       -1.38
Janus Aspen Enterprise Portfolio                                10/6/2000         -3.03           2.58        4.60
Janus Aspen Janus Portfolio                                     10/6/2000         -6.86          -1.14        0.21
Janus Aspen Overseas Portfolio                                  10/6/2000        -33.29          -2.90        6.32
MFS(R) Mid Cap Growth Series                                     5/1/2002         -7.48          -3.29       -0.71
MFS(R)New Discovery Series                                       5/1/2002        -11.75           2.70        3.20


                                       14

MFS(R))  Total Return Series                                     5/1/2002          0.16          -0.27        2.44
MFS(R)Utilities Series                                           5/1/2002          5.01           3.50       10.05
Oppenheimer Balanced Fund/VA                                     5/1/2002         -1.02          -5.64       -0.02
Oppenheimer Capital Appreciation Fund/VA                         5/1/2002         -2.76          -2.20        0.45
Oppenheimer Global Securities Fund/VA                            5/1/2002         -9.81          -2.75        3.84
Oppenheimer High Income Fund/VA                                  5/1/2002         -3.92         -22.52       -9.66
Oppenheimer Main Street Fund/VA                                  5/1/2002         -1.71          -2.52        1.19
Pioneer Fund VCT Portfolio                                       5/1/2001         -5.89          -2.43        1.17
Pioneer Real Estate Shares VCT Portfolio                         5/1/2001          8.22          -2.91        8.90
T. Rowe Price International Stock Portfolio                      5/1/1995        -14.06          -3.86        2.53


* Because this fund of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs funds") is not available for investment under the Contract until May 22, 2012, currently there is no "Average Annual Total Return" performance information for the Goldman Sachs funds.

YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS VIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs VIT Money Market Sub-Account for the seven-day period ended December 31, 2011:

     Yield                                   -1.39%
     Effective Yield                         -1.38%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs VIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

         Effective Yield = [(base period return + 1)(to the power of 365/7)]-1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Commonwealth Annuity Select Separate Account.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2011 and December 31,2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 19, 2012

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                         NOTES      2011        2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $3,639.3
         and $2,647.6 in 2011 and 2010, respectively)                                        6,8   $ 3,770.6   $ 2,844.3
      Trading fixed maturities at fair value (amortized cost of $485.0 and $491.2
         in 2011 and 2010, respectively)                                                       8       528.7       526.4
      Equity securities at fair value (cost of $0.1 in 2010)                                   6          --         0.1
      Commercial mortgage loans                                                              6,8       197.5          --
      Policy loans                                                                             8       299.0       306.4
                                                                                                   ---------   ---------
         Total investments                                                                           4,795.8     3,677.2
                                                                                                   ---------   ---------
   Cash and cash equivalents                                                                           478.0       251.4
   Accrued investment income                                                                            45.7        41.7
   Premiums, accounts and notes receivable, net                                                          1.9         2.0
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
      modified coinsurance                                                                    13     4,639.8     4,725.0
   Value of business acquired                                                                 12        23.1        27.3
   Deferred policy acquisition costs                                                          14       168.8       207.1
   Deferred federal income taxes                                                              10          --        80.4
   Derivative instruments receivable                                                         6,8       146.7       115.0
   Other assets                                                                               16        61.1        31.0
   Separate account assets                                                                     8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total assets                                                                              $13,657.0   $13,181.7
                                                                                                   =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities at fair value of $584.4 and $585.3
         in 2011 and 2010, respectively)                                                       8   $ 5,292.9   $ 5,476.9
      Outstanding claims and losses (includes liabilities at fair value of $7.1 and $5.8
         in 2011 and 2010, respectively)                                                       8        97.5        88.6
      Contractholder deposit funds and other policy liabilities
         (includes liabilities at fair value of $94.6 and $97.2 in 2011 and 2010,
         respectively)                                                                         8     1,634.6       234.7
                                                                                                   ---------   ---------
         Total policy liabilities and accruals                                                       7,025.0     5,800.2
                                                                                                   ---------   ---------
   Derivative instruments payable                                                              8          --        98.0
   Collateral on derivative instruments                                                        8        38.7        11.6
   Securities sold under agreements to repurchase                                              8        99.7        89.6
   Deferred federal income taxes                                                              10        41.9          --
   Dividend payable to shareholder                                                            11       160.0       250.0
   Accrued expenses and other liabilities                                                     16        52.6        69.5
   Reinsurance payable                                                                        13     2,077.0     1,964.0
   Separate account liabilities                                                                8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total liabilities                                                                         $12,791.0   $12,306.5
                                                                                                   ---------   ---------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                              $     2.5   $     2.5
   Additional paid-in capital                                                                          716.9       716.9
   Accumulated other comprehensive income                                                      6        53.0        94.2
   Retained earnings                                                                                    93.6        61.6
                                                                                                   ---------   ---------
         Total shareholder's equity                                                                    866.0       875.2
                                                                                                   ---------   ---------
         Total liabilities and shareholder's equity                                                $13,657.0   $13,181.7
                                                                                                   =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  NOTES    2011     2010     2009
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                          13  $  47.4   $ 51.0   $ 48.5
   Universal life and investment product policy fees                 13    194.1    200.7    234.7
   Net investment income                                              7    197.3    191.4    323.3
   Net realized investment gains
      Total other-than-temporary impairment ("OTTI") losses           7     (0.2)      --    (10.0)
      OTTI losses recognized in other comprehensive income                    --       --     (2.6)
                                                                         -------------------------
      Net OTTI losses recognized in earnings                                (0.2)      --     (7.4)
      Net realized capital gains, excluding net OTTI losses
         recognized in earnings                                       7    102.0     91.0     30.0
                                                                         -------------------------
   Total net realized investment gains                                     101.8     91.0     22.6
   Other income                                                      16     20.5     26.2      7.1
                                                                         -------------------------
      Total revenues                                                       561.1    560.3    636.2
                                                                         -------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses      13    295.2    259.1    346.5
   Policy acquisition expenses                                    12,14     47.6     64.5     96.8
   (Gains)/losses on derivative instruments                           6   (133.0)    (4.9)    27.5
   Other operating expenses                                          16     67.7     79.7     67.6
                                                                         -------------------------
      Total benefits, losses and expenses                                  277.5    398.4    538.4
                                                                         -------------------------

      Income before federal income taxes                                   283.6    161.9     97.8
                                                                         -------------------------

FEDERAL INCOME TAX EXPENSE
   Current tax benefit                                               10    (52.8)      --       --
   Deferred tax expense                                              10    144.4     42.7      6.3
                                                                         -------------------------
      Total federal income tax expense                                      91.6     42.7      6.3
                                                                         -------------------------

Net income                                                               $ 192.0   $119.2   $ 91.5
                                                                         =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                             2011     2010     2009
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                           -------------------------
Net income                                                                 $ 192.0   $119.2   $ 91.5
                                                                           -------------------------
Other comprehensive income, before tax:
   Unrealized gains for the period                                            35.4    134.1    229.7
      Less: reclassification adjustment for gains included in net income    (100.8)   (94.2)   (13.0)
                                                                           -------------------------
   Unrealized (losses)/gains on available-for-sale securities                (65.4)    39.9    216.7
   Net effect on value of business acquired and deferred
      acquisition costs                                                        2.0      2.6    (71.5)
   Cumulative effect of change in accounting principle                          --       --     12.2
                                                                           -------------------------
Other comprehensive (loss)/income, before tax                                (63.4)    42.5    157.4

   Income tax benefit/(expense) related to items of other
      comprehensive income                                                    22.2    (14.9)   (57.9)
                                                                           -------------------------
Other comprehensive (loss)/income, net of tax                                (41.2)    27.6     99.5

                                                                           -------------------------
Comprehensive income                                                       $ 150.8   $146.8   $191.0
                                                                           =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                         ACCUMULATED
                                           ADDITIONAL       OTHER                      TOTAL
                                  COMMON     PAID-IN    COMPREHENSIVE   RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL    (LOSS)/INCOME   EARNINGS       EQUITY
------------------------------------------------------------------------------------------------
                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9        $(25.0)      $ 149.7       $ 594.1
                                   ==========================================================

Net income                                                                 91.5          91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                (7.9)         11.0           3.1
Other comprehensive income -
   Net unrealized gains                                      99.5                        99.5
Capital contribution                          250.0                                     250.0
Dividend to shareholder                                                   (60.0)        (60.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9        $ 66.6       $ 192.2       $ 978.2
                                   ==========================================================

Net income                                                                119.2         119.2
Other comprehensive income -
   Net unrealized gains                                      27.6           0.2          27.8
Dividend to shareholder                                                  (250.0)       (250.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9        $ 94.2       $  61.6       $ 875.2
                                   ==========================================================

Net income                                                                192.0         192.0
Other comprehensive loss -
   Net unrealized losses                                    (41.2)                      (41.2)
Dividend to shareholder                                                  (160.0)       (160.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2011       $2.5      $716.9        $ 53.0       $  93.6       $ 866.0
                                   ==========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                               2011        2010        2009
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                               $   192.0   $   119.2   $    91.5
   Adjustments to reconcile net income to net cash provided by/(used in)
      operating activities:
      Changes in fair value of trading fixed maturities                          (8.5)       (7.8)      (27.5)
      Net realized investment gains                                            (101.8)      (91.0)      (22.6)
      Non cash derivative activity                                             (116.9)       29.8        27.4
      Net accretion and amortization on investments                             (72.7)      (68.5)      (56.6)
      Net amortization and depreciation                                          47.5        64.8       100.7
      Interest credited to contractholder deposit funds and trust
         instruments supported by funding obligations                            19.5         0.9         0.8
      Deferred federal income taxes                                             144.4        42.7         6.3
      Change in deferred policy acquisition costs                                  --          --        (4.1)
      Change in premiums and notes receivable, net of reinsurance
         premiums payable                                                       113.1        23.2         7.7
      Change in accrued investment income                                        12.1        (0.6)       (5.3)
      Change in policy liabilities and accruals, net                           (185.1)     (430.2)     (372.2)
      Change in reinsurance receivable and modified coinsurance                  85.2        99.1       109.6
      Change in accrued expenses and other liabilities                           (1.5)      (14.4)      (64.1)
      Other, net                                                                 (2.7)      (52.8)       57.6
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) operating activities                       124.6      (285.6)     (150.8)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities          2,636.8     1,776.9     1,509.7
      Proceeds from maturities of available-for-sale fixed maturities            26.9        45.4       519.6
      Proceeds from disposals of trading fixed maturities                       128.1       108.8        68.0
      Proceeds from maturities of trading fixed maturities                        0.2         4.8        49.1
      Proceeds from mortgages sold, matured or collected                         38.6          --          --
      Proceeds from other investments                                           627.1       364.2       349.8
      Reinsurance transactions, net of cash acquired                             26.6          --          --
      Business acquisitions, net of cash acquired                                  --          --         7.2
      Purchase of available-for-sale fixed maturities                        (2,259.5)   (1,515.5)   (2,239.5)
      Purchase of trading fixed maturities                                     (117.0)     (200.7)      (60.5)
      Purchase of other investments                                            (629.5)     (389.1)     (288.4)
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) investing activities                       478.3       194.8       (85.0)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                      (139.0)     (101.2)         --
      Proceeds from issuance of repurchase agreements                           149.1       190.6          --
      (Withdrawals from)/deposits in contractholder deposit funds              (120.2)      (46.6)       69.5
      Withdrawals from trust instruments supported by funding obligations       (16.2)       (0.8)       (0.9)
      Capital contribution                                                         --          --       250.0
      Dividend to shareholder                                                  (250.0)         --       (60.0)
                                                                            ---------   ---------   ---------
      Net cash (used in)/provided by financing activities                      (376.3)       42.0       258.6
                                                                            ---------   ---------   ---------
      Net change in cash and cash equivalents                                   226.6       (48.8)       22.8
      Cash and cash equivalents, beginning of period                            251.4       300.2       277.4
                                                                            ---------   ---------   ---------
      Cash and cash equivalents, end of period                              $   478.0   $   251.4   $   300.2
                                                                            =========   =========   =========

      Income taxes received/(paid)                                          $    43.1   $      --   $      --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2011, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities". At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company did not intend to sell, nor was it more likely than not that the Company would be required to sell before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2011 and 2010, respectively. See Note 13 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the variable universal life block of policies is deemed to be 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0% to 11.25% for annuities and 2.5% to 6.5% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

     L. RECENT ACCOUNTING DEVELOPMENTS

IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic
820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosure requirements became effective for the Company beginning in 2010, while others became effective for the Company beginning in 2011. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of income or cash flows.

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic
860) - Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 is effective for periods beginning after December 15, 2011. The adoption of ASU No. 2011-03 will not affect the Company's financial condition, results of income or cash flows.

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSs (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will not materially affect the Company's financial condition, results of income or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME (ASC 220). In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income." ASU No. 2011-05 improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. ASU No. 2011-05 requires the Company to present all nonowner changes in shareholder's equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements, and to present on the face of the financial statements reclassification adjustments from other comprehensive income to net income. These amendments related to the presentation of other comprehensive income are effective for fiscal years ending after December 15, 2012, while the amendments related to the presentation of reclassification adjustments have been deferred. As the standard only addresses financial statement presentation, adoption will not affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11 will require disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. In connection with this transaction, a trust account was established for the sole use and benefit of the Company, and the Company received approximately $1.2 billion of available-for-sale fixed maturities and $239.2 million of commercial mortgage loan assets. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. SIGNIFICANT TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 13 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with a third party, whereby the third party agreed to assumption reinsure certain individual disability income insurance policies that were 100% coinsured to and serviced by the third party. In connection with the agreement, the Company paid $1.0 and $4.0 million to the third party in 2009 and 2010, respectively. The Company received approval from the Massachusetts Division of Insurance and the New York Insurance Department for the transaction and from several other State insurance departments.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of a third party and its affiliates. Under this coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, in the fourth quarter of 2010, the Company assigned to another third party all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts originally assumed. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to the original third party. See Note 13 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with a third party. Under the agreements, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Subsequently, on April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of the third party, thereby reducing mortality exposure for the Company.

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2011     2010
--------------------------------------------------
(IN MILLIONS)
Beginning balance                  $216.7   $239.4
Provision for GMDB:
   GMDB expense incurred             37.0     39.8
   Volatility (1)                    70.5     14.9
                                   ---------------
                                    107.5     54.7
Claims, net of reinsurance:
   Claims from policyholders        (71.2)   (70.4)
   Claims ceded to reinsurers        60.3     64.0
                                   ---------------
                                    (10.9)    (6.4)
GMDB reinsurance premium            (58.9)   (71.0)
                                   ---------------
Ending balance                     $254.4   $216.7
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2011 and 2010.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds. For 2010, volatility assumptions range from 23% to 42% for equities varying by fund type and duration; 6% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2012 and 2013 are approximately 8% and 9%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2011       2010
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,549   $  2,732
   Net amount at risk                                    $     23   $     22
   Average attained age of contractholders                     63         63
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    622   $    756
   Net amount at risk                                    $     93   $     90
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     33   $     45
   Net amount at risk                                    $     22   $     24
   Average attained age of contractholders                     80         79
Higher of ratchet or roll-up
   Account value                                         $  2,245   $  2,706
   Net amount at risk                                    $  1,362   $  1,326
   Average attained age of contractholders                     76         75
Total of guaranteed benefits categorized above
   Account value                                         $  5,449   $  6,239
   Net amount at risk                                    $  1,500   $  1,462
   Average attained age of contractholders
      (weighted by account value)                              69         69
Number of contractholders                                 133,441    146,931

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,    2011    2010
------------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $  --   $  --
Acquisition expenses deferred        2.9     0.3
Reinsurance ceded                   (2.9)   (0.3)
                                   -------------
Balance at end of year             $  --   $  --
                                   =============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2011         2010
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     19.4   $     23.8
Range of guaranteed minimum return rates    2.8 - 5.2%   2.8 - 5.7%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2011    2010
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $26.7   $28.7
   Cash and cash equivalents     1.8     5.6
                               -------------
Total                          $28.5   $34.3
                               =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2011                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  456.6     $ 68.2      $    --     $  524.8
States and political subdivisions                  292.8       46.2           --        339.0
Emerging markets                                    18.2        0.2         (0.2)        18.2
Corporate fixed maturities                       1,229.5       84.7         (8.8)     1,305.4
Structured securities                            1,642.2       40.2        (99.2)     1,583.2
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $3,639.3     $239.5      $(108.2)    $3,770.6
                                                =============================================

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                =============================================
Equity securities (1)                           $    0.1     $   --       $   --     $    0.1
                                                =============================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

At December 31, 2011 and 2010, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $88.4 and $92.4 million, and $104.4 and $99.0 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2011 and 2010, cash and fixed maturities held as collateral were $40.5 and $15.4 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                         AMORTIZED     FAIR
AS OF DECEMBER 31, 2011                     COST       VALUE
-------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                   $   24.5   $   24.8
Due after one year through five years        684.8      696.4
Due after five years through ten years       764.7      802.1
Due after ten years                        2,165.3    2,247.3
                                          -------------------
Total                                     $3,639.3   $3,770.6
                                          ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

                          AMORTIZED
AS OF DECEMBER 31, 2011      COST
-----------------------------------
(IN MILLIONS)
2012                        $ 10.1
2013                          65.1
2014                          49.2
2015                          59.2
2016                          10.2
2017 and thereafter            3.7
                            ------
   Total                    $197.5
                            ======

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML by geographic region and property type.

                            AMORTIZED
AS OF DECEMBER 31, 2011       COST
-------------------------------------
(IN MILLIONS)
Virginia                      $ 47.7
New York                        40.8
Florida                         36.2
Minnesota                       18.6
Washington                      17.8
California                      16.0
Nebraska                        10.0
Multiple                        10.4
                              ------
   Total by Region            $197.5
                              ======

Office Building               $ 91.8
Apartment                       38.1
Warehouse                       33.9
Retail                          17.0
Other Commercial                15.9
Industrial                       0.8
                              ------
   Total by Property Type     $197.5
                              ======

     C. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2011
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 39.3         $--          9,131
   GMDB product derivatives                                        48.5          --        471,956
   Embedded derivatives under modified coinsurance contracts       58.9          --              3
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $146.7         $--        481,090
                                                                 =================================

   Fair value included within total assets                       $146.7
                                                                 ======
   Fair value included within total liabilities                                 $--
                                                                                ===

As of December 2010
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======
   Fair value included within total liabilities                                $98.0
                                                                               =====

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $  3.4
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments            0.8
GMDB product derivatives           (Gains)/losses on derivative instruments           20.0
Credit default swaps               (Gains)/losses on derivative instruments           (0.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments          112.8
                                                                                    ------
                                                                                     133.0
                                                                                    ------
Total gain                                                                          $136.4
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $ (4.4)
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives           (Gains)/losses on derivative instruments          (65.5)
Credit default swaps               (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments           72.6
                                                                                    ------
                                                                                       4.9
                                                                                    ------
Total gain                                                                          $  0.5
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    -------
General account derivatives        Net realized investment gains/(losses)           $   2.4
                                                                                    -------
Foreign currency swap              Losses/(gains) on derivative instruments             2.0
GMDB product derivatives           Losses/(gains) on derivative instruments          (138.2)
Credit default swaps               Losses/(gains) on derivative instruments            (6.9)
Embedded derivatives under
   modified coinsurance contacts   Losses/(gains) on derivative instruments           115.6
                                                                                    -------
                                                                                      (27.5)
                                                                                    -------
Total loss                                                                          $ (25.1)
                                                                                    =======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2011 and 2010, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                         2011    2010
                                                         ----   -----
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                             $3.7   $ 5.0

Additions:
Initial impairments - credit loss OTTI recognized on
   securities not previously impaired                     0.2      --

Reductions:
Due to sales (or maturities, pay downs or prepayments)
   during the period of securities previously credit
   loss OTTI impaired                                      --    (1.3)
                                                         ----   -----
BALANCE AT END OF YEAR                                   $3.9   $ 3.7
                                                         ====   =====

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                       NUMBER OF
DECEMBER 31, 2011                               UNREALIZED     FAIR     SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES       VALUE      UNREALIZED LOSSES
---------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $ 32.6     $  750.4           104
   Greater than 12 months                            1.9         12.8            14
                                                  ---------------------------------
Total investment grade fixed maturities           $ 34.5     $  763.2           118
                                                  ---------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 72.3     $  710.1           120
   Greater than 12 months                            1.4          9.2             6
                                                  ---------------------------------
Total below investment grade fixed maturities       73.7        719.3           126
                                                  ---------------------------------
Total fixed maturities                            $108.2     $1,482.5           244
                                                  =================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011. The Company's intent is to hold the securities until anticipated recovery above book values.

                                                  GROSS                     NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES      VALUE     UNREALIZED LOSSES
-------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0             69
   Greater than 12 months                           9.2        43.8              7
                                                  --------------------------------
Total investment grade fixed maturities           $25.7      $456.8             76
                                                  --------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6             16
   Greater than 12 months                           3.6        17.5             10
                                                  --------------------------------
Total below investment grade fixed maturities       6.0        91.1             26
                                                  --------------------------------
Total fixed maturities                            $31.7      $547.9            102
                                                  ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

     G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:

AS OF DECEMBER 31,
ISSUER NAME (IN MILLIONS)     2011      2010
--------------------------------------------
U.S. Treasury and Strips     $453.9   $369.7
Bank of America Large Loan     91.2       --

7. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2011     2010     2009
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                    $226.3   $227.6   $206.5
Fixed maturities - change in fair value on trading securities      8.5      7.8     27.5
Commercial mortgage loans                                          5.7       --       --
Equity securities                                                   --       --      3.9
Policy loans                                                      20.9     21.7     19.4
Modified coinsurance interest income                              64.5     70.3     68.7
Short-term investments and miscellaneous income/(loss)             0.2     (7.1)     2.7
                                                                ------------------------
   Gross investment income                                       326.1    320.3    328.7
Less: modified coinsurance interest expenses                    (121.9)  (122.6)      --
Less: investment expenses                                         (6.9)    (6.3)    (5.4)
                                                                ------------------------
Net investment income                                           $197.3   $191.4   $323.3
                                                                ========================

The Company had no fixed maturities on non-accrual status at December 31, 2011, 2010 or 2009. The Company had no fixed maturities which were non-income producing at December 31, 2011, 2010 or 2009.

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,           2011     2010    2009
----------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)   $100.8   $94.2   $22.5
Trading fixed maturities                     1.5     1.1     7.3
Commercial mortgage loans                   (1.1)     --      --
Equity securities (2)                         --      --    (9.7)
Other investments                            0.6    (4.3)    2.5
                                          ----------------------
   Net realized investment gains           101.8    91.0    22.6
                                          ======================

(1) The Company recognized other-than-temporary impairments of $0.2, $0.0, and $7.4 million in 2011, 2010, and 2009, respectively.

(2)  The Company had no other-than-temporary impairments in 2011, 2010, or 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY      GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES        GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2011
Fixed maturities                      $2,414.7     $114.7    $13.9

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2011 and 2010. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                           $447.5    $   77.3    $ --     $  524.8
      States and political subdivisions                      --       339.0      --        339.0
      Emerging markets                                       --        18.2      --         18.2
      Corporate fixed maturities                           12.0     1,293.1     0.3      1,305.4
      Structured securities                                  --     1,583.2      --      1,583.2
                                                         ---------------------------------------
         Total available-for-sale fixed maturities        459.5     3,310.8     0.3      3,770.6
                                                         ---------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               6.5        2.6        --        9.1
      States and political subdivisions                       --       30.4        --       30.4
      Corporate fixed maturities                              --      331.4        --      331.4
      Structured securities                                   --      157.8        --      157.8
                                                        ----------------------------------------
         Total trading fixed maturities                      6.5      522.2        --      528.7
                                                        ----------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                 --       32.9        --       32.9
      Equity market contracts                               39.3       14.8       0.8       54.9
      Embedded derivatives - modco loans                      --         --      58.9       58.9
                                                        ----------------------------------------
         Total derivative instruments receivable            39.3       47.7      59.7      146.7
                                                        ----------------------------------------
      Separate account assets                            3,296.1         --        --    3,296.1
                                                        ----------------------------------------
      Total assets at fair value                        $3,801.4   $3,880.7    $ 60.0   $7,742.1
                                                        ========================================
Financial Liabilities
      Closed Block policy liabilities                   $     --   $     --    $686.1   $  686.1
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $     --    $686.1   $  686.1
                                                        ========================================

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                          $  367.4   $   98.8    $   --   $  466.2
      States and political subdivisions                       --      295.6        --      295.6
      Foreign governments                                    2.0         --        --        2.0
      Corporate fixed maturities                              --    1,080.4       0.3    1,080.7
      Structured securities                                   --      999.8        --      999.8
                                                        ----------------------------------------
         Total available-for-sale fixed maturities         369.4    2,474.6       0.3    2,844.3
                                                        ----------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               2.3        2.7        --        5.0
      States and political subdivisions                       --       29.2        --       29.2
      Corporate fixed maturities                              --      302.4        --      302.4
      Structured securities                                   --      189.8        --      189.8
                                                        ----------------------------------------
         Total trading fixed maturities                      2.3      524.1        --      526.4
                                                        ----------------------------------------
      Equity securities                                      0.1         --        --        0.1
   Derivative instruments receivable
      Interest rate contracts                                 --       11.5        --       11.5
      Foreign currency contracts                              --        1.6        --        1.6
      Equity market contracts                               30.5       11.2       1.2       42.9
      Embedded derivatives - modco loan                       --         --      59.0       59.0
                                                        ----------------------------------------
         Total derivative instruments receivable            30.5       24.3      60.2      115.0
                                                        ----------------------------------------
      Separate account assets                            4,023.6         --        --    4,023.6
                                                        ----------------------------------------
      Total assets at fair value                        $4,425.9   $3,023.0    $ 60.5   $7,509.4
                                                        ========================================
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                  $     --   $    0.6    $  0.5   $    1.1
      Embedded derivatives - modco loan                       --         --      96.9       96.9
                                                        ----------------------------------------
      Total derivative instruments payable                    --        0.6      97.4       98.0
                                                        ----------------------------------------
      Closed Block policy liabilities                         --         --     688.3      688.3
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $    0.6    $785.7   $  786.3
                                                        ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2011 and 2010. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2011 and December 31, 2010.

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS                      NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE                    IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE   NET SETTLEMENTS     OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $  --          $   --             $  --             $--           $  0.3
Derivative contracts
   Equity market                           1.2        --             0.2                --            (0.6)             0.8
   Embedded derivative                    59.0        --            (0.1)               --              --             58.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             60.2        --             0.1                --            (0.6)            59.7
                                        -----------------------------------------------------------------------------------
Total assets                            $ 60.5        --             0.1                --            (0.6)          $ 60.0
                                        ===================================================================================
Financial Liabilities
Closed Block policy liabilities         $688.3    $(10.7)(1)      $  8.5             $  --             $--           $686.1
Derivative contracts
   Credit                                  0.5       0.4              --              (0.9)             --               --
   Embedded derivative                    96.9        --           (96.9)               --              --               --
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             97.4       0.4           (96.9)             (0.9)             --               --
                                        -----------------------------------------------------------------------------------
Total liabilities                       $785.7    $(10.3)         $(88.4)            $(0.9)            $--           $686.1
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS     NET PURCHASES,   NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE    ISSUANCES AND   IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE      SETTLEMENTS      OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $   --         $   --             $   --            $   --        $  0.3
   Structured securities                  42.6         --             --                 --             (42.6)           --
Derivative contracts
   Foreign currency                        2.1         --             --                 --              (2.1)           --
   Equity market                            --       (0.7)            --                1.9                --           1.2
   Embedded derivative                    59.3         --           (0.3)                --                --          59.0
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             61.4       (0.7)          (0.3)               1.9              (2.1)         60.2
                                        -----------------------------------------------------------------------------------
Total assets                            $104.3     $ (0.7)        $ (0.3)            $  1.9            $(44.7)       $ 60.5
                                        ===================================================================================

Financial Liabilities
Closed Block policy liabilities         $684.1     $   --         $   --             $  4.2(1)         $   --        $688.3
Derivative contracts
   Credit                                   --         --             --                 --               0.5           0.5
   Embedded derivative                   135.2      (28.0)         (44.9)              34.6                --          96.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts            135.2      (28.0)         (44.9)              34.6               0.5          97.4
                                        -----------------------------------------------------------------------------------
Total liabilities                       $819.3     $(28.0)        $(44.9)            $ 38.8            $  0.5        $785.7
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures":

     COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2011 and 2010 was approximately $99.7 and $89.6 million, respectively. The Company posted $99.7 and $89.6 million in Treasury securities as collateral for these transactions as of December 31, 2011 and 2010, respectively. Fair value is estimated based on expected future cash flows and interest rates.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     GUARANTEED INVESTMENT CONTRACT

Fair values are estimated using discounted cash flow calculations and current interest rates for contracts with similar maturities.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2011 and 2010:

                                                                2011                 2010
                                                        ---------------------------------------
                                                        CARRYING     FAIR     CARRYING    FAIR
DECEMBER 31,                                              VALUE      VALUE      VALUE     VALUE
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                            $  197.5   $  199.9    $   --    $   --
   Policy loans                                            299.0      398.1     306.4     369.3
                                                        ---------------------------------------
                                                        $  496.5   $  598.0    $306.4    $369.3
                                                        =======================================
Financial Liabilities
   Securities sold under agreements to repurchase       $   99.7   $   99.7    $ 89.6    $ 89.6
   Supplementary contracts without life contingencies        5.7        5.7       7.4       7.4
   Guaranteed investment contract                             --         --      16.0      17.6
   Other individual contract deposit funds               1,457.1    1,457.1     106.1     106.1
                                                        ---------------------------------------
                                                        $1,562.5   $1,562.5    $219.1    $220.7
                                                        =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2011     2010
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
   Trading fixed maturities at fair value (amortized cost of $485.0
      and $491.2 in 2011 and 2010, respectively)                          $528.7   $526.4
   Policy loans                                                             93.3     96.8
   Cash and cash equivalents                                                 8.2      3.4
   Accrued investment income                                                 9.3      9.6
   Deferred federal income taxes                                            19.7     20.6
   Other assets                                                              1.4      1.5
                                                                          ---------------
      Total assets                                                        $660.6   $658.3
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.5   $596.9
   Policyholder dividend obligation at fair value (1)                       76.9     77.9
   Policyholder dividends payable at fair value (1)                         12.7     13.5
   Other liabilities                                                         4.4      7.8
                                                                          ---------------
      Total liabilities                                                   $690.5   $696.1
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 29.9   $ 37.8
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31           2011    2010   2009
--------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income             $18.0   $19.4   $22.3
   Net investment income                  46.9    49.5    67.2
   Net realized investment gains           1.5     1.1     7.3
                                         ---------------------
      Total revenues                      66.4    70.0    96.8
                                         ---------------------

BENEFITS AND EXPENSES
   Policy benefits                        54.6    68.3    92.3
   Other expenses                          0.5     0.4     0.4
                                         ---------------------
      Total benefits and expenses         55.1    68.7    92.7
                                         ---------------------

Net contribution from the Closed Block   $11.3   $ 1.3   $ 4.1
                                         ---------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015 and will file a stand alone tax return for the period January 1, 2011 through December 31, 2011. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. Both the Company and FAFLIC filed standalone tax returns the period January 1, 2009 through December 31, 2009. The Company received payments for tax benefits in the amount of $57.3 and $0.0 million for 2011 and 2010, respectively.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                 2011     2010   2009
---------------------------------------------------------------------
(IN MILLIONS)
Federal income tax expense/(benefit)
   Current tax benefit                          $(52.8)  $  --   $ --
   Deferred tax expense                          144.4    42.7    6.3
                                                ---------------------
Total                                           $ 91.6   $42.7   $6.3
                                                =====================

FOR THE YEARS ENDED DECEMBER 31,                 2011    2010    2009
----------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense             $99.3   $56.7   $ 34.2
   Dividend received deduction                   (4.4)   (4.5)    (3.8)
   Prior years' federal income tax adjustment    (2.9)   (2.9)      --
   Tax credits                                   (0.4)   (0.5)      --
   Valuation allowance                             --    (6.1)   (24.1)
                                                ----------------------
Federal income tax expense                      $91.6   $42.7   $  6.3
                                                ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                  2011       2010
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                       $  70.5    $  69.0
   Sec. 848 capitalization                     50.2       46.7
   Tax credit carryforwards                     6.1       11.0
   Loss carryforwards                          35.4      140.5
   Ceding commission                            6.4       13.4
   Accrued policyholder dividends               4.5        4.7
   Deferred compensation                        2.5        0.1
                                            ------------------
      Subtotal deferred tax asset             175.6      285.4
         Valuation allowance                   (6.1)      (6.1)
                                            ------------------
Total deferred tax asset, net               $ 169.5    $ 279.3
                                            ------------------

Deferred tax liability
      VOBA/DAC                              $ (85.6)   $(101.3)
      Investments, net                       (101.0)     (76.4)
      Fair value adjustment - Closed Block    (15.3)     (12.3)
      Other, net                               (9.5)      (8.9)
                                            ------------------
Total deferred tax liability                 (211.4)    (198.9)
                                            ------------------
Total deferred tax (liability)/asset, net   $ (41.9)   $  80.4
                                            ==================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2011 and 2010, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2011, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million that will expire beginning in 2013, net operating loss carryforwards of $136.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $2.1 million at December 31, 2011 and $4.2 million at December 31, 2010 that begin to expire in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2011 and December 31, 2010, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $71.7 and $54.5 million at December 31, 2011 and 2010, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $403.9 and $430.7 million at December 31, 2011 and 2010, respectively, for the Company.

In 2011, the Company declared a dividend payable of $160.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2012. In 2010, the Company declared a dividend payable of $250.0 million to Goldman Sachs which was paid in January 2011. In 2009, the Company declared and paid a dividend of $60.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                  2011    2010
                                                                 -------------
(IN MILLIONS)
   Balance, at beginning of year                                 $27.3   $30.3
   Amortized to expense during the year                           (4.3)   (2.9)
   Adjustment for unrealized investment losses during the year     0.1    (0.1)
                                                                 -------------
   Balance, at end of year                                       $23.1   $27.3
                                                                 =============

In 2009, the amount amortized to expense was $23.8 million.

Estimated future amortization of VOBA as of December 31, 2011 is as follows:

(IN MILLIONS)
   2012                  $ 3.1
   2013                    2.9
   2014                    2.7
   2015                    2.5
   2016                    2.3
   2017 and thereafter     9.6
                         -----
   Total                 $23.1
                         =====

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2011 and 2010, the Company ceded reserves of $525.2 and $553.6 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2011 and 2010, the Company ceded reserves of $33.3 and $35.5 million, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

As previously discussed in Note 4 - Significant Transactions, on December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company wrote off a net $55.0 million after considering in its reinsurance costs of $76.5 million for VOBA and $61.7 million for DAC associated with the variable annuity business. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a receivable of $23.2 million and a liability of $96.9 million is reflected on the Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and December 31, 2010, the assumed reserves under this contract were $2.2 and $2.1 billion, respectively. In conjunction with this agreement, Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2011 and 2010, the trust account held $129.9 million and $99.6 million, respectively, of cash equivalents and fixed maturities.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also mainatains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. As mentioned in
Note 4 - Significant Transactions, in 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities. The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,            2011        2010
--------------------------------------------------------------
(IN MILLIONS)
Policy liabilities and accruals:
   Direct                                $ 3,160.4   $ 3,331.1
   Assumed - non-affiliated                3,864.6     2,469.1
                                         ---------------------
Total policy liabilities and accruals:     7,025.0     5,800.2

   Ceded - affiliated (1)                 (2,729.5)   (2,676.9)
   Ceded - non-affiliated (1)               (621.5)     (809.6)
                                         ---------------------
Net policy liabilities and accruals      $ 3,674.0   $ 2,313.7
                                         =====================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2011 or 2010, respectively.

As of December 31, 2011 and 2010, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia and Arrow. Reinsurance recoverables at December 31, 2011 and 2010 of approximately $558.5 and $589.1 million, respectively, related to the blocks of business reinsured with Columbia and approximately $2.2 and $2.1 billion, respectively, related to the block of business reinsured with Arrow.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2011    2010     2009
--------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                          $27.5   $ 32.3   $ 40.2
   Assumed - non-affiliated                         29.0     31.6     27.7
   Ceded - non-affiliated                           (9.1)   (12.9)   (19.4)
                                                   -----------------------
Net premiums                                       $47.4   $ 51.0   $ 48.5
                                                   =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,                 2011      2010      2009
--------------------------------------------------------------------------
(IN MILLIONS)
Universal life and investment product
   policy fees:
   Direct                                      $ 112.4   $ 124.7   $ 125.7
   Assumed - affiliated                             --       7.5       7.5
   Assumed - non-affiliated                      155.4     159.9     113.3
   Ceded - affiliated                            (73.7)    (91.4)    (12.5)
   Ceded - non-affiliated                           --        --       0.7
                                               ---------------------------
Net universal life and investment product
   policy fees                                 $ 194.1   $ 200.7   $ 234.7
                                               ===========================

Life and accident and health insurance and
   other individual policy benefits, claims,
   losses and loss adjustment expenses:
   Direct                                      $ 163.1   $ 250.9   $ 338.9
   Assumed - affiliated                             --       2.2     112.8
   Assumed - non-affiliated                      223.3     193.9      16.0
   Ceded - affiliated                           (210.0)   (163.3)   (101.7)
   Ceded - non-affiliated                        118.8     (24.6)    (19.5)
                                               ---------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                         $ 295.2   $ 259.1   $ 346.5
                                               ===========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,               2011     2010
-------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                 $207.1   $243.3
Block acquisition                                3.0       --
Amortized to expense during the year           (43.3)   (61.6)
Adjustment for unrealized investment losses
   during the year                               2.0      2.7
Capitalization, other                             --     22.7
                                              ---------------
Balance, at end of year                       $168.8   $207.1
                                              ===============

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

In 2009, the amount amortized to expense was $65.6 million.

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $198.3 and $370.4 million at December 31, 2011 and 2010, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $198.3 and $372.2 million at December 31, 2011 and 2010 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   4.6     8.0
Deferred modco interest expense      31.6    12.2
Taxes receivable                      9.7     0.1
Miscellaneous assets                  9.9     5.4
                                    -------------
Total other assets                  $61.1   $31.0
                                    =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $37.6   $31.0
Policyholder liabilities              0.7    20.7
Taxes payable                         1.2     2.3
Accrued expenses                      7.3     9.2
Miscellaneous liabilities             5.8     6.3
                                    -------------
Total accrued expenses and other
   liabilities                      $52.6   $69.5
                                    =============

Other income consists of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Asset management fees              $ 1.5   $ 1.6   $ 8.3
Reinsurance administration fee      16.8    17.6     2.0
Miscellaneous income/(loss)          2.2     7.0    (3.2)
                                   ---------------------
Total other income                 $20.5   $26.2   $ 7.1
                                   =====================

Other operating expenses consist of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees           $ 6.2   $ 6.2   $ 6.0
Commission expense                   7.7    13.4     4.4
Fees and operational services       37.1    34.2    36.7
Salaries and benefits                9.8    10.7    11.4
Legal and auditing                   1.9     5.5     4.1
Miscellaneous operating expenses     5.0     9.7     5.0
                                   ---------------------
Total other operating expenses     $67.7   $79.7   $67.6
                                   =====================

17. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.3 million for the years ended 2011, 2010, and 2009, respectively. The Company does not have direct lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2011, lease commitments relating to this lease were $27.3 thousand for 2012 and 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMMITMENTS (CONTINUED)

As of December 31, 2011, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
   2012                  $15.7
   2013                   14.1
   2014                   12.7
   2015                   12.3
   2016                    3.5
   2017 and thereafter     6.7
                         -----
   Total                 $65.0
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the business being transferred. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, distribution services. The Company recorded expenses for these agreements of $14.1, $10.1, and $6.8 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.4 and $0.2 million payable at December 31, 2011 and 2010, respectively.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Arrow of $15.0 and $15.7 million for the years ended December 31, 2011 and 2010, respectively, and had $1.9 and $1.4 million receivable at December 31, 2011 and 2010, respectively.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.5, $7.9, and $6.1 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.9 and $1.3 million receivable at December 31, 2011 and 2010, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $28.1 million for the year ended December 31, 2011 and expenses of $7.8 and $78.0 million for the years ended December 31, 2010 and 2009, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. RELATED PARTY TRANSACTIONS (CONTINUED)

In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under this agreement, the secured note maintains an interest rate of 2.77% and matures on July 15, 2014. The Company recognized interest income of $30.8 thousand from this transaction for the year ended December 31, 2011. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3, $0.1 and $0.5 million relating to RSUs for the years ended December 31, 2011, 2010 and 2009, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory capital and surplus was as follows:

                                                                (UNAUDITED)
   December 31,                                                    2011             2010
------------------------------------------------------------ ---------------- ----------------
   (IN MILLIONS)
   Commonwealth Annuity                                         $     374.6      $     411.6
   FAFLIC                                                              85.9            189.0

Statutory net income/(loss) was as follows:                      (UNAUDITED)
   For the years ended December 31,                                  2011           2010             2009
--------------------------------------------------------------- ------------- ---------------- ---------------
   (IN MILLIONS)
   Commonwealth Annuity                                            $  122.4          $ 161.9        $ (140.6)
   FAFLIC                                                              19.5             37.1            10.8

21. SUBSEQUENT EVENT

On April 5, 2012, Arrow registered with the Bermuda Registrar of Companies and changed its name to Ariel Capital Reinsurance Company, Limited. The change of name does not have any impact to the reinsurance agreements between the Company and Arrow.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company at December 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2011, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 19, 2012

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                        ALLIANCE-
                                                                   BERNSTEIN VPS GLOBAL       ALLIANCE-             ALLIANCE-
                                                                     THEMATIC GROWTH     BERNSTEIN VPS GROWTH  BERNSTEIN VPS LARGE
                                                                        PORTFOLIO        AND INCOME PORTFOLIO  CAP GROWTH PORTFOLIO
                                                                         CLASS B               CLASS B               CLASS A
                                                                   --------------------  --------------------  ---------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $ 551,406            $21,731,679           $ 9,241,948
                                                                         ---------            -----------           -----------
   Total assets                                                            551,406             21,731,679             9,241,948

LIABILITIES:                                                                    --                     --                    --
                                                                         ---------            -----------           -----------
   Net assets                                                            $ 551,406            $21,731,679           $ 9,241,948
                                                                         =========            ===========           ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                   537,020             21,366,666             9,100,430
   Payout reserves                                                          14,386                365,013               141,518
                                                                         ---------            -----------           -----------
                                                                         $ 551,406            $21,731,679           $ 9,241,948
                                                                         =========            ===========           ===========

Investments in shares of the Underlying Funds, at cost                   $ 615,491            $25,069,334           $10,361,857
Underlying Fund shares held                                                 38,028              1,216,779               344,078

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                     47,699              4,816,687                    --
   Unit fair value, December 31, 2011                                    $0.891733            $  1.137027                    --

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                    573,388             14,639,585            11,891,821
   Unit fair value, December 31, 2011                                    $0.887482            $  1.110344           $  0.777160

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                         --                     --                    --
   Unit fair value, December 31, 2011                                           --            $  1.368784                    --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                        ALLIANCE-             ALLIANCE-
                                                                   BERNSTEIN VPS LARGE      BERNSTEIN VPS          ALLIANCE-
                                                                   CAP GROWTH PORTFOLIO  SMALL/MID CAP VALUE  BERNSTEIN VPS VALUE
                                                                         CLASS B          PORTFOLIO CLASS B    PORTFOLIO CLASS B
                                                                   --------------------  -------------------  -------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $4,009,923            $4,165,130           $1,698,219
                                                                        ----------            ----------           ----------
   Total assets                                                          4,009,923             4,165,130            1,698,219

LIABILITIES:                                                                    --                    --                   --
                                                                        ----------            ----------           ----------
   Net assets                                                           $4,009,923            $4,165,130           $1,698,219
                                                                        ==========            ==========           ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 3,966,558             4,164,753            1,698,219
   Payout reserves                                                          43,365                   377                   --
                                                                        ----------            ----------           ----------
                                                                        $4,009,923            $4,165,130           $1,698,219
                                                                        ==========            ==========           ==========

Investments in shares of the Underlying Funds, at cost                  $3,552,850            $4,087,223           $2,222,601
Underlying Fund shares held                                                153,226               270,815              182,998

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                  2,889,208               718,673              394,986
   Unit fair value, December 31, 2011                                   $ 0.725977            $ 1.608697           $ 1.015813

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                  2,362,610             1,879,610            1,283,116
   Unit fair value, December 31, 2011                                   $ 0.809442            $ 1.600865           $ 1.010811

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                         --                    --                   --
   Unit fair value, December 31, 2011                                   $ 1.251384            $ 1.897991           $ 1.171536

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                   DWS CAPITAL   DWS LARGE CAP   DWS SMALL CAP
                                                                    GROWTH VIP     VALUE VIP       INDEX VIP
                                                                   CLASS A (a)    CLASS A (a)       CLASS A
                                                                   -----------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value        $1,793,375     $2,066,959      $4,319,617
                                                                    ----------     ----------      ----------
   Total assets                                                      1,793,375      2,066,959       4,319,617

LIABILITIES:                                                                --             --              --
                                                                    ----------     ----------      ----------
   Net assets                                                       $1,793,375     $2,066,959      $4,319,617
                                                                    ==========     ==========      ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                             1,775,671      2,045,286       4,200,700
   Payout reserves                                                      17,704         21,673         118,917
                                                                    ----------     ----------      ----------
                                                                    $1,793,375     $2,066,959      $4,319,617
                                                                    ==========     ==========      ==========

Investments in shares of the Underlying Funds, at cost              $2,001,790     $2,226,962      $4,424,884
Underlying Fund shares held                                             96,522        178,803         367,002

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                595,428        424,780         828,181
   Unit fair value, December 31, 2011                               $ 0.568737     $ 1.039186      $ 1.497779

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                              3,076,651      1,598,745       2,160,782
   Unit fair value, December 31, 2011                               $ 0.472830     $ 1.016756      $ 1.425033

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                     --             --              --
   Unit fair value, December 31, 2011                                       --             --              --

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                                     FIDELITY VIP     FIDELITY VIP
                                                                   EATON VANCE VT   CONTRAFUND(R)    CONTRAFUND(R)
                                                                    FLOATING-RATE     PORTFOLIO        PORTFOLIO
                                                                     INCOME FUND    INITIAL CLASS   SERVICE CLASS 2
                                                                   --------------   -------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $9,727,972      $19,950,842       $4,291,428
                                                                     ----------      -----------       ----------
   Total assets                                                       9,727,972       19,950,842        4,291,428

LIABILITIES:                                                                 --               --               --
                                                                     ----------      -----------       ----------
   Net assets                                                        $9,727,972      $19,950,842       $4,291,428
                                                                     ==========      ===========       ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              9,664,760       19,856,727        4,269,727
   Payout reserves                                                       63,212           94,115           21,701
                                                                     ----------      -----------       ----------
                                                                     $9,727,972      $19,950,842       $4,291,428
                                                                     ==========      ===========       ==========

Investments in shares of the Underlying Funds, at cost               $9,830,873      $21,237,707       $4,501,352
Underlying Fund shares held                                           1,046,019          866,674          189,551

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                               1,685,587               --        3,122,544
   Unit fair value, December 31, 2011                                $ 1.219391               --       $ 1.373443

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                               6,327,266       14,928,449               --
   Unit fair value, December 31, 2011                                $ 1.212623      $  1.336431               --

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      --               --            1,664
   Unit fair value, December 31, 2011                                        --               --       $ 1.677399

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                    FIDELITY VIP     FIDELITY VIP      FIDELITY VIP
                                                                   EQUITY-INCOME    EQUITY-INCOME    GROWTH & INCOME
                                                                     PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   INITIAL CLASS   SERVICE CLASS 2    INITIAL CLASS
                                                                   -------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value        $38,403,217       $4,414,775        $3,568,943
                                                                    -----------       ----------        ----------
   Total assets                                                      38,403,217        4,414,775         3,568,943

LIABILITIES:                                                                 --               --                --
                                                                    -----------       ----------        ----------
   Net assets                                                       $38,403,217       $4,414,775        $3,568,943
                                                                    ===========       ==========        ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                             38,139,328        4,278,935         3,535,435
   Payout reserves                                                      263,889          135,840            33,508
                                                                    -----------       ----------        ----------
                                                                    $38,403,217       $4,414,775        $3,568,943
                                                                    ===========       ==========        ==========

Investments in shares of the Underlying Funds, at cost              $45,789,489       $5,180,987        $3,645,475
Underlying Fund shares held                                           2,054,747          239,803           283,474

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                      --        3,926,074                --
   Unit fair value, December 31, 2011                                        --       $ 1.124330                --

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                              16,657,334               --         3,626,500
   Unit fair value, December 31, 2011                               $  2.305484               --        $ 0.984129

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      --              421                --
   Unit fair value, December 31, 2011                                        --       $ 1.360486                --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                     FIDELITY VIP
                                                                   GROWTH & INCOME     FIDELITY VIP       FIDELITY VIP
                                                                      PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO
                                                                   SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2
                                                                   ---------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 748,500         $29,493,919        $1,774,574
                                                                      ---------         -----------        ----------
   Total assets                                                         748,500          29,493,919         1,774,574

LIABILITIES:                                                                 --                  --                --
                                                                      ---------         -----------        ----------
   Net assets                                                         $ 748,500         $29,493,919        $1,774,574
                                                                      =========         ===========        ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                739,667          29,240,773         1,761,633
   Payout reserves                                                        8,833             253,146            12,941
                                                                      ---------         -----------        ----------
                                                                      $ 748,500         $29,493,919        $1,774,574
                                                                      =========         ===========        ==========

Investments in shares of the Underlying Funds, at cost                $ 699,780         $31,691,367        $1,644,270
Underlying Fund shares held                                              60,412             799,510            48,579

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                 762,856                  --         2,294,573
   Unit fair value, December 31, 2011                                 $0.981181                  --        $ 0.773379

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                      --          12,935,357                --
   Unit fair value, December 31, 2011                                        --         $  2.280101                --

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      --                  --                --
   Unit fair value, December 31, 2011                                        --                  --        $ 1.371846

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                                                           FIDELITY VIP
                                                                   FIDELITY VIP HIGH   FIDELITY VIP HIGH      MID CAP
                                                                    INCOME PORTFOLIO    INCOME PORTFOLIO     PORTFOLIO
                                                                     INITIAL CLASS      SERVICE CLASS 2    INITIAL CLASS
                                                                   -----------------   -----------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $28,234,894          $3,542,990       $19,099,336
                                                                      -----------          ----------       -----------
   Total assets                                                        28,234,894           3,542,990        19,099,336

LIABILITIES:                                                                   --                  --                --
                                                                      -----------          ----------       -----------
   Net assets                                                         $28,234,894          $3,542,990       $19,099,336
                                                                      ===========          ==========       ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               28,073,766           3,503,314        19,067,023
   Payout reserves                                                        161,128              39,676            32,313
                                                                      -----------          ----------       -----------
                                                                      $28,234,894          $3,542,990       $19,099,336
                                                                      ===========          ==========       ===========

Investments in shares of the Underlying Funds, at cost                $30,415,866          $3,615,695       $17,370,906
Underlying Fund shares held                                             5,238,385             673,572           656,786

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                        --           2,296,780                --
   Unit fair value, December 31, 2011                                          --          $ 1.542590                --

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                15,672,548                  --         9,369,916
   Unit fair value, December 31, 2011                                 $  1.801551                  --       $  2.038368

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                        --                  --                --
   Unit fair value, December 31, 2011                                          --                  --                --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                     FIDELITY VIP      FIDELITY VIP      FT VIP FRANKLIN
                                                                       MID CAP       VALUE STRATEGIES       LARGE CAP
                                                                      PORTFOLIO          PORTFOLIO      GROWTH SECURITIES
                                                                   SERVICE CLASS 2    SERVICE CLASS 2      FUND CLASS 2
                                                                   ---------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $3,554,264        $2,557,772         $1,426,665
                                                                      ----------        ----------         ----------
   Total assets                                                        3,554,264         2,557,772          1,426,665

LIABILITIES:                                                                  --                --                 --
                                                                      ----------        ----------         ----------
   Net assets                                                         $3,554,264        $2,557,772         $1,426,665
                                                                      ==========        ==========         ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               3,391,648         2,540,192          1,400,616
   Payout reserves                                                       162,616            17,580             26,049
                                                                      ----------        ----------         ----------
                                                                      $3,554,264        $2,557,772         $1,426,665
                                                                      ==========        ==========         ==========

Investments in shares of the Underlying Funds, at cost                $3,344,183        $2,868,580         $1,386,029
Underlying Fund shares held                                              124,362           289,668             98,120

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                1,738,607           642,548            126,254
   Unit fair value, December 31, 2011                                 $ 2.043233        $ 1.308297         $ 1.104381

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                       --         1,318,866          1,171,275
   Unit fair value, December 31, 2011                                         --        $ 1.301974         $ 1.099001

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      882                --                 --
   Unit fair value, December 31, 2011                                 $ 2.137798        $ 1.649840                 --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                   FT VIP FRANKLIN      FT VIP FRANKLIN      FT VIP MUTUAL
                                                                   SMALL CAP VALUE   SMALL-MID CAP GROWTH        SHARES
                                                                   SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                                                       CLASS 2              CLASS 2             CLASS 2
                                                                   ---------------   --------------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $4,516,727          $7,464,914          $17,244,401
                                                                      ----------          ----------          -----------
   Total assets                                                        4,516,727           7,464,914           17,244,401

LIABILITIES:                                                                  --                  --                   --
                                                                      ----------          ----------          -----------
   Net assets                                                         $4,516,727          $7,464,914          $17,244,401
                                                                      ==========          ==========          ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               4,510,112           7,445,778           17,000,002
   Payout reserves                                                         6,615              19,136              244,399
                                                                      ----------          ----------          -----------
                                                                      $4,516,727          $7,464,914          $17,244,401
                                                                      ==========          ==========          ===========

Investments in shares of the Underlying Funds, at cost                $4,269,952          $6,470,775          $17,524,732
Underlying Fund shares held                                              290,839             364,320            1,121,222

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                  772,793           1,570,114            2,071,641
   Unit fair value, December 31, 2011                                 $ 1.523452          $ 0.983605          $  1.431113

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                2,202,319           6,826,531            9,991,970
   Unit fair value, December 31, 2011                                 $ 1.516023          $ 0.867284          $  1.429066

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      346                  --                  333
   Unit fair value, December 31, 2011                                 $ 1.872022          $ 1.729016          $  1.393794

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                   FT VIP TEMPLETON   GOLDMAN SACHS VIT
                                                                        FOREIGN           CORE FIXED      GOLDMAN SACHS VIT
                                                                    SECURITIES FUND      INCOME FUND      EQUITY INDEX FUND
                                                                        CLASS 2         SERVICE SHARES      SERVICE SHARES
                                                                   ----------------   -----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $6,966,939         $64,684,451         $39,440,869
                                                                      ----------         -----------         -----------
   Total assets                                                        6,966,939          64,684,451          39,440,869

LIABILITIES:                                                                  --                  --                  --
                                                                      ----------         -----------         -----------
   Net assets                                                         $6,966,939         $64,684,451         $39,440,869
                                                                      ==========         ===========         ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               6,951,690          62,028,693          37,459,607
   Payout reserves                                                        15,249           2,655,758           1,981,262
                                                                      ----------         -----------         -----------
                                                                      $6,966,939         $64,684,451         $39,440,869
                                                                      ==========         ===========         ===========

Investments in shares of the Underlying Funds, at cost                $7,893,865         $63,089,145         $33,172,212
Underlying Fund shares held                                              554,693           6,201,769           4,245,519

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                  840,920           6,844,772           2,874,528
   Unit fair value, December 31, 2011                                 $ 1.330910         $  1.510195         $  0.961304

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                4,414,123          25,455,296          40,267,698
   Unit fair value, December 31, 2011                                 $ 1.324422         $  2.134940         $  0.910645

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                    1,030               1,563               5,632
   Unit fair value, December 31, 2011                                 $ 1.541846         $  1.267345         $  1.419697

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                                     GOLDMAN SACHS
                                                                    GOLDMAN SACHS     VIT GROWTH      GOLDMAN SACHS
                                                                   VIT GOVERNMENT    OPPORTUNITIES     VIT MID CAP
                                                                     INCOME FUND         FUND          VALUE FUND
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $18,170,323      $29,492,935      $22,960,047
                                                                     -----------      -----------      -----------
   Total assets                                                       18,170,323       29,492,935       22,960,047

LIABILITIES:                                                                  --               --               --
                                                                     -----------      -----------      -----------
   Net assets                                                        $18,170,323      $29,492,935      $22,960,047
                                                                     ===========      ===========      ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              17,966,361       29,386,840       22,757,087
   Payout reserves                                                       203,962          106,095          202,960
                                                                     -----------      -----------      -----------
                                                                     $18,170,323      $29,492,935      $22,960,047
                                                                     ===========      ===========      ===========

Investments in shares of the Underlying Funds, at cost               $17,623,281      $34,115,645      $27,585,280
Underlying Fund shares held                                            1,698,161        4,651,882        1,751,338

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                2,335,398          833,067          846,449
   Unit fair value, December 31, 2011                                $  1.367669      $  1.780863      $  1.804521

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                               11,003,970        6,688,032       10,853,780
   Unit fair value, December 31, 2011                                $  1.360988      $  4.187982      $  1.974576

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                       --               --              570
   Unit fair value, December 31, 2011                                $  1.251978      $  2.253125      $  1.752734

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                                                      GOLDMAN SACHS
                                                                    GOLDMAN SACHS    GOLDMAN SACHS    VIT STRATEGIC
                                                                      VIT MONEY      VIT STRATEGIC    INTERNATIONAL
                                                                     MARKET FUND      GROWTH FUND      EQUITY FUND
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $43,549,030      $50,548,384      $23,632,120
                                                                     -----------      -----------      -----------
   Total assets                                                       43,549,030       50,548,384       23,632,120

LIABILITIES:                                                                  --               --               --
                                                                     -----------      -----------      -----------
   Net assets                                                        $43,549,030      $50,548,384      $23,632,120
                                                                     ===========      ===========      ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              41,394,337       48,541,629       23,524,494
   Payout reserves                                                     2,154,693        2,006,755          107,626
                                                                     -----------      -----------      -----------
                                                                     $43,549,030      $50,548,384      $23,632,120
                                                                     ===========      ===========      ===========

Investments in shares of the Underlying Funds, at cost               $43,549,030      $45,578,881      $30,011,769
Underlying Fund shares held                                           43,549,030        4,346,379        3,273,147

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                6,796,517        3,257,795        2,651,270
   Unit fair value, December 31, 2011                                $  1.079825      $  0.732028      $  0.785789

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                               25,409,419       22,151,103       15,235,130
   Unit fair value, December 31, 2011                                $  1.424888      $  2.174320      $  1.414414

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                    4,395               --               --
   Unit fair value, December 31, 2011                                $  1.001967      $  1.341237      $  1.150705

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                   GOLDMAN SACHS VIT     INVESCO V.I.        INVESCO V.I.
                                                                    STRUCTURED U.S.       BASIC VALUE          CAPITAL
                                                                      EQUITY FUND            FUND         APPRECIATION FUND
                                                                     SERVICE SHARES    SERIES II SHARES    SERIES I SHARES
                                                                   -----------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $1,356,053         $2,351,923          $2,963,933
                                                                       ----------         ----------          ----------
   Total assets                                                         1,356,053          2,351,923           2,963,933

LIABILITIES:                                                                   --                 --                  --
                                                                       ----------         ----------          ----------
   Net assets                                                          $1,356,053         $2,351,923          $2,963,933
                                                                       ==========         ==========          ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                1,356,053          2,326,966           2,934,002
   Payout reserves                                                             --             24,957              29,931
                                                                       ----------         ----------          ----------
                                                                       $1,356,053         $2,351,923          $2,963,933
                                                                       ==========         ==========          ==========

Investments in shares of the Underlying Funds, at cost                 $1,368,521         $3,213,999          $2,851,803
Underlying Fund shares held                                               125,328            386,829             138,372

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                   154,276            581,365           1,217,647
   Unit fair value, December 31, 2011                                  $ 1.060119         $ 0.878519          $ 0.648701

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                 1,130,289          2,105,058           3,652,223
   Unit fair value, December 31, 2011                                  $ 1.055042         $ 0.874239          $ 0.595266

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                        --                786                  --
   Unit fair value, December 31, 2011                                  $ 1.257524         $ 1.092458                  --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                    INVESCO V.I.
                                                                      CAPITAL        INVESCO V.I.       INVESCO V.I.
                                                                    DEVELOPMENT         CAPITAL             CORE
                                                                   FUND SERIES I   DEVELOPMENT FUND     EQUITY FUND
                                                                     SHARES (a)    SERIES II SHARES   SERIES I SHARES
                                                                   -------------   ----------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $1,319,269        $ 580,437         $5,463,364
                                                                     ----------        ---------         ----------
   Total assets                                                       1,319,269          580,437          5,463,364

LIABILITIES:                                                                 --               --                 --
                                                                     ----------        ---------         ----------
   Net assets                                                        $1,319,269        $ 580,437         $5,463,364
                                                                     ==========        =========         ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              1,319,269          575,226          5,398,503
   Payout reserves                                                           --            5,211             64,861
                                                                     ----------        ---------         ----------
                                                                     $1,319,269        $ 580,437         $5,463,364
                                                                     ==========        =========         ==========

Investments in shares of the Underlying Funds, at cost               $1,581,558        $ 637,131         $5,012,091
Underlying Fund shares held                                             105,965           48,129            204,467

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                 311,444           69,631          1,275,536
   Unit fair value, December 31, 2011                                $ 0.753668        $1.181374         $ 0.893635

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                               1,693,316          423,767          5,171,392
   Unit fair value, December 31, 2011                                $ 0.640485        $1.175591         $ 0.836042

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      --               --                 --
   Unit fair value, December 31, 2011                                        --        $1.498537                 --

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                                       INVESCO VAN
                                                                     INVESCO V.I.      KAMPEN V.I.      JANUS ASPEN
                                                                    GLOBAL HEALTH    CAPITAL GROWTH     ENTERPRISE
                                                                      CARE FUND       FUND SERIES I      PORTFOLIO
                                                                   SERIES I SHARES     SHARES (a)     SERVICE SHARES
                                                                   ---------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $4,008,394       $3,913,866       $2,374,204
                                                                      ----------       ----------       ----------
   Total assets                                                        4,008,394        3,913,866        2,374,204

LIABILITIES:                                                                  --               --               --
                                                                      ----------       ----------       ----------
   Net assets                                                         $4,008,394       $3,913,866       $2,374,204
                                                                      ==========       ==========       ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               3,965,775        3,710,805        2,362,571
   Payout reserves                                                        42,619          203,061           11,633
                                                                      ----------       ----------       ----------
                                                                      $4,008,394       $3,913,866       $2,374,204
                                                                      ==========       ==========       ==========

Investments in shares of the Underlying Funds, at cost                $3,803,992       $4,499,067       $1,990,186
Underlying Fund shares held                                              230,765          122,692           64,324

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                  594,203        1,496,419          557,271
   Unit fair value, December 31, 2011                                 $ 1.074404       $ 0.699069       $ 0.877802

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                3,310,506        4,410,380        2,712,090
   Unit fair value, December 31, 2011                                 $ 1.017965       $ 0.650231       $ 0.695047

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                       --               --               --
   Unit fair value, December 31, 2011                                         --               --               --

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                                         JANUS ASPEN
                                                                   JANUS ASPEN JANUS      OVERSEAS      MFS(R) MID CAP
                                                                       PORTFOLIO          PORTFOLIO      GROWTH SERIES
                                                                     SERVICE SHARES    SERVICE SHARES    SERVICE CLASS
                                                                   -----------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $5,957,493        $10,589,882      $1,534,372
                                                                       ----------        -----------      ----------
   Total assets                                                         5,957,493         10,589,882       1,534,372

LIABILITIES:                                                                   --                 --              --
                                                                       ----------        -----------      ----------
   Net assets                                                          $5,957,493        $10,589,882      $1,534,372
                                                                       ==========        ===========      ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                5,860,758         10,526,408       1,527,257
   Payout reserves                                                         96,735             63,474           7,115
                                                                       ----------        -----------      ----------
                                                                       $5,957,493        $10,589,882      $1,534,372
                                                                       ==========        ===========      ==========

Investments in shares of the Underlying Funds, at cost                 $5,294,210        $11,400,058      $1,597,833
Underlying Fund shares held                                               263,606            283,001         279,995

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                 2,716,848          1,369,083         536,552
   Unit fair value, December 31, 2011                                  $ 0.713641        $  1.349800      $ 0.937902

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                 6,259,231          7,172,471       1,104,741
   Unit fair value, December 31, 2011                                  $ 0.642034        $  1.218812      $ 0.933376

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                        --                 --              --
   Unit fair value, December 31, 2011                                          --                 --      $ 1.277260

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                      MFS(R) NEW       MFS(R) TOTAL        MFS(R)
                                                                   DISCOVERY SERIES   RETURN SERIES   UTILITIES SERIES
                                                                     SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                                                   ----------------   -------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $2,574,193       $10,318,888       $5,690,267
                                                                      ----------       -----------       ----------
   Total assets                                                        2,574,193        10,318,888        5,690,267

LIABILITIES:                                                                  --                --               --
                                                                      ----------       -----------       ----------
   Net assets                                                         $2,574,193       $10,318,888       $5,690,267
                                                                      ==========       ===========       ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               2,553,297        10,256,222        5,673,314
   Payout reserves                                                        20,896            62,666           16,953
                                                                      ----------       -----------       ----------
                                                                      $2,574,193       $10,318,888       $5,690,267
                                                                      ==========       ===========       ==========

Investments in shares of the Underlying Funds, at cost                $2,676,553       $10,157,938       $5,365,241
Underlying Fund shares held                                              187,350           563,566          221,153

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                   69,139         1,530,055           40,720
   Unit fair value, December 31, 2011                                 $ 1.362900       $  1.268609       $ 2.536908

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                1,828,585         6,633,177        2,213,239
   Unit fair value, December 31, 2011                                 $ 1.356220       $  1.262405       $ 2.524338

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                       --             3,033               --
   Unit fair value, December 31, 2011                                         --       $  1.348834               --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                                      OPPENHEIMER      OPPENHEIMER
                                                                     OPPENHEIMER        CAPITAL          GLOBAL
                                                                      BALANCED       APPRECIATION      SECURITIES
                                                                       FUND/VA          FUND/VA          FUND/VA
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $2,215,137       $1,926,599       $7,384,580
                                                                     ----------       ----------       ----------
   Total assets                                                       2,215,137        1,926,599        7,384,580

LIABILITIES:                                                                 --               --               --
                                                                     ----------       ----------       ----------
   Net assets                                                        $2,215,137       $1,926,599       $7,384,580
                                                                     ==========       ==========       ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              2,085,625        1,904,367        7,375,474
   Payout reserves                                                      129,512           22,232            9,106
                                                                     ----------       ----------       ----------
                                                                     $2,215,137       $1,926,599       $7,384,580
                                                                     ==========       ==========       ==========

Investments in shares of the Underlying Funds, at cost               $2,696,249       $1,721,750       $7,539,584
Underlying Fund shares held                                             198,311           48,898          271,392

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                  27,062          290,148          831,620
   Unit fair value, December 31, 2011                                $ 1.002550       $ 1.049714       $ 1.446202

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                               2,192,982        1,549,690        4,292,420
   Unit fair value, December 31, 2011                                $ 0.997731       $ 1.044594       $ 1.439206

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      --            2,474            2,413
   Unit fair value, December 31, 2011                                        --       $ 1.305218       $ 1.745675

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                   OPPENHEIMER HIGH    OPPENHEIMER MAIN    PIONEER FUND
                                                                    INCOME FUND/VA    STREET FUND(R)/VA   VCT PORTFOLIO
                                                                    SERVICE SHARES      SERVICE SHARES       CLASS II
                                                                   ----------------   -----------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $1,703,886          $1,261,912        $3,112,487
                                                                      ----------          ----------        ----------
   Total assets                                                        1,703,886           1,261,912         3,112,487

LIABILITIES:                                                                  --                  --                --
                                                                      ----------          ----------        ----------
   Net assets                                                         $1,703,886          $1,261,912        $3,112,487
                                                                      ==========          ==========        ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               1,699,759           1,239,488         3,101,211
   Payout reserves                                                         4,127              22,424            11,276
                                                                      ----------          ----------        ----------
                                                                      $1,703,886          $1,261,912        $3,112,487
                                                                      ==========          ==========        ==========

Investments in shares of the Underlying Funds, at cost                $3,036,917          $1,140,313        $3,027,322
Underlying Fund shares held                                              892,087              61,467           155,858

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                  646,131              70,174           699,250
   Unit fair value, December 31, 2011                                 $ 0.376293          $ 1.127126        $ 1.015032

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                                3,901,131           1,054,590         2,379,971
   Unit fair value, December 31, 2011                                 $ 0.374443          $ 1.121589        $ 1.009561

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                       --                  --                --
   Unit fair value, December 31, 2011                                 $ 0.394162                  --                --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2011

                                                                    PIONEER REAL
                                                                   ESTATE SHARES    T. ROWE PRICE
                                                                   VCT PORTFOLIO    INTERNATIONAL
                                                                      CLASS II     STOCK PORTFOLIO
                                                                   -------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $7,959,148      $23,439,379
                                                                     ----------      -----------
   Total assets                                                       7,959,148       23,439,379

LIABILITIES:                                                                 --               --
                                                                     ----------      -----------
   Net assets                                                        $7,959,148      $23,439,379
                                                                     ==========      ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              7,808,310       23,132,959
   Payout reserves                                                      150,838          306,420
                                                                     ----------      -----------
                                                                     $7,959,148      $23,439,379
                                                                     ==========      ===========

Investments in shares of the Underlying Funds, at cost               $8,448,092      $23,763,460
Underlying Fund shares held                                             453,771        1,973,012

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2011                                 586,317        3,942,719
   Unit fair value, December 31, 2011                                $ 2.536727      $  1.002226

Commonwealth Select Resource, Commonwealth Select Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2011                               2,565,139       13,298,878
   Unit fair value, December 31, 2011                                $ 2.522991      $  1.465378

Commonwealth Select Optim-L:
   Units outstanding, December 31, 2011                                      --               --
   Unit fair value, December 31, 2011                                        --               --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                   ALLIANCE-       ALLIANCE-       ALLIANCE-     ALLIANCE-      ALLIANCE-
                                                 BERNSTEIN VPS   BERNSTEIN VPS  BERNSTEIN VPS  BERNSTEIN VPS  BERNSTEIN VPS
                                                GLOBAL THEMATIC   GROWTH AND       LARGE CAP     LARGE CAP      SMALL/MID
                                                    GROWTH           INCOME         GROWTH        GROWTH        CAP VALUE
                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    CLASS B         CLASS B        CLASS A        CLASS B        CLASS B
                                               ----------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                       $   3,015      $   258,078     $  35,264      $   3,925      $  13,016

EXPENSES:
   Mortality and expense risk fees                    10,312          290,664       133,990         56,029         61,556
   Administrative expense fees                         1,242           35,222        16,079          6,872          7,464
                                                   ---------      -----------     ---------      ---------      ---------
      Total expenses                                  11,554          325,886       150,069         62,901         69,020
                                                   ---------      -----------     ---------      ---------      ---------
      Net investment income (loss)                    (8,539)         (67,808)     (114,805)       (58,976)       (56,004)
                                                   ---------      -----------     ---------      ---------      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                             --               --            --             --             --
   Net realized gain (loss) from sales of
      investments                                     20,572       (1,023,226)     (186,509)       191,745        133,773
                                                   ---------      -----------     ---------      ---------      ---------
      Net realized gain (loss)                        20,572       (1,023,226)     (186,509)       191,745        133,773
   Change in unrealized gain (loss)                 (219,068)       2,195,519      (124,132)      (313,257)      (575,169)
                                                   ---------      -----------     ---------      ---------      ---------
      Net realized and unrealized gain (loss)       (198,496)       1,172,293      (310,641)      (121,512)      (441,396)
                                                   ---------      -----------     ---------      ---------      ---------
      Net increase (decrease) in net assets
         from operations                           $(207,035)     $ 1,104,485     $(425,446)     $(180,488)     $(497,400)
                                                   =========      ===========     =========      =========      =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  ALLIANCE-
                                                BERNSTEIN VPS   DWS CAPITAL    DWS LARGE     DWS SMALL     DWS STRATEGIC
                                               VALUE PORTFOLIO   GROWTH VIP  CAP VALUE VIP  CAP INDEX VIP    VALUE  VIP
                                                   CLASS B      CLASS A (a)   CLASS A (a)      CLASS A      CLASS A (a)
                                               ---------------  -----------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                      $  25,295      $      --     $      --      $  40,786     $    43,211

EXPENSES:
   Mortality and expense risk fees                   25,662         18,970        18,575         55,893          11,806
   Administrative expense fees                        3,107          2,295         2,248          6,775           1,427
                                                  ---------      -------       -------        ---------     -----------
      Total expenses                                 28,769         21,265        20,823         62,668          13,233
                                                  ---------      -------       -------        ---------     -----------
      Net investment income (loss)                   (3,474)       (21,265)      (20,823)       (21,882)         29,978
                                                  ---------      -------       -------        ---------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                            --             --            --             --              --
   Net realized gain (loss) from sales
      of investments                               (179,400)      (125,510)      (24,075)        (7,600)     (1,002,555)
                                                  ---------      -------       -------        ---------     -----------
      Net realized gain (loss)                     (179,400)      (125,510)      (24,075)        (7,600)     (1,002,555)
   Change in unrealized gain (loss)                  99,061       (208,415)     (160,002)      (265,384)      1,192,045
                                                  ---------      -------       -------        ---------     -----------
      Net realized and unrealized gain (loss)       (80,339)      (333,925)     (184,077)      (272,984)        189,490
                                                  ---------      -------       -------        ---------     -----------
      Net increase (decrease) in net assets
         from operations                          $ (83,813)     $(355,190)    $(204,900)     $(294,866)    $   219,468
                                                  =========      =========     =========      =========     ===========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                 FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                EATON VANCE VT  CONTRAFUND(R)   CONTRAFUND(R)   EQUITY-INCOME
                                                DWS TECHNOLOGY   FLOATING-RATE    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                               VIP CLASS A (a)    INCOME FUND   INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS
                                               ---------------  --------------  -------------  ---------------  -------------
INVESTMENT INCOME:
   Dividends                                       $      --       $ 504,343      $ 215,036       $  36,991      $ 1,006,526

EXPENSES:
   Mortality and expense risk fees                    11,919         149,123        297,915          62,892          541,039
   Administrative expense fees                         1,446          18,056         35,750           7,860           64,925
                                                   ---------       ---------      ---------       ---------      -----------
      Total expenses                                  13,365         167,179        333,665          70,752          605,964
                                                   ---------       ---------      ---------       ---------      -----------
      Net investment income (loss)                   (13,365)        337,164       (118,629)        (33,761)         400,562
                                                   ---------       ---------      ---------       ---------      -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                             --              --             --              --               --
   Net realized gain (loss) from sales
      of investments                                 830,203          45,385       (131,572)         22,967       (1,502,155)
                                                   ---------       ---------      ---------       ---------      -----------
      Net realized gain (loss)                       830,203          45,385       (131,572)         22,967       (1,502,155)
   Change in unrealized gain (loss)                 (633,024)       (200,759)      (530,876)       (148,560)       1,022,387
                                                   ---------       ---------      ---------       ---------      -----------
      Net realized and unrealized gain (loss)        197,179        (155,374)      (662,448)       (125,593)        (479,768)
                                                   ---------       ---------      ---------       ---------      -----------
      Net increase (decrease) in net assets
         from operations                           $ 183,814       $ 181,790      $(781,077)      $(159,354)     $   (79,206)
                                                   =========       =========      =========       =========      ===========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 FIDELITY VIP     FIDELITY VIP       FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                EQUITY-INCOME       GROWTH &       GROWTH & INCOME       GROWTH         GROWTH
                                                  PORTFOLIO     INCOME PORTFOLIO  PORTFOLIO SERVICE    PORTFOLIO       PORTFOLIO
                                               SERVICE CLASS 2    INITIAL CLASS        CLASS 2       INITIAL CLASS  SERVICE CLASS 2
                                               ---------------  ----------------  -----------------  -------------  ---------------
INVESTMENT INCOME:
   Dividends                                      $ 106,882         $ 67,680           $ 12,044        $ 115,617       $   2,384

EXPENSES:
   Mortality and expense risk fees                   61,474           51,167             10,952          423,045          25,037
   Administrative expense fees                        7,684            6,140              1,369           50,765           3,130
                                                  ---------         --------           --------        ---------       ---------
      Total expenses                                 69,158           57,307             12,321          473,810          28,167
                                                  ---------         --------           --------        ---------       ---------
      Net investment income (loss)                   37,724           10,373               (277)        (358,193)        (25,783)
                                                  ---------         --------           --------        ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                            --               --                 --          117,173           7,260
   Net realized gain (loss) from sales
      of investments                               (212,672)         (13,852)            50,091         (262,830)         93,556
                                                  ---------         --------           --------        ---------       ---------
      Net realized gain (loss)                     (212,672)         (13,852)            50,091         (145,657)        100,816
   Change in unrealized gain (loss)                 154,483           15,386            (41,008)         343,845         (85,708)
                                                  ---------         --------           --------        ---------       ---------
      Net realized and unrealized gain (loss)       (58,189)           1,534              9,083          198,188          15,108
                                                  ---------         --------           --------        ---------       ---------
      Net increase (decrease) in net assets
         from operations                          $ (20,465)        $ 11,907           $  8,806        $(160,005)      $ (10,675)
                                                  =========         ========           ========        =========       =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                FIDELITY VIP    FIDELITY VIP   FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                HIGH INCOME     HIGH INCOME       MID CAP          MID CAP     VALUE STRATEGIES
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                               INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2   SERVICE CLASS 2
                                               -------------  ---------------  -------------  ---------------  ----------------
INVESTMENT INCOME:
   Dividends                                     $1,952,193      $ 231,670      $    55,382      $     925         $  21,031

EXPENSES:
   Mortality and expense risk fees                  386,079         49,821          301,864         54,168            39,172
   Administrative expense fees                       46,330          6,228           36,224          6,769             4,760
                                                 ----------      ---------      -----------      ---------         ---------
      Total expenses                                432,409         56,049          338,088         60,937            43,932
                                                 ----------      ---------      -----------      ---------         ---------
      Net investment income (loss)                1,519,784        175,621         (282,706)       (60,012)          (22,901)
                                                 ----------      ---------      -----------      ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                            --             --           36,699          7,270                --
   Net realized gain (loss) from sales
      of investments                               (181,849)       149,835        1,251,528        267,177           (28,153)
                                                 ----------      ---------      -----------      ---------         ---------
      Net realized gain (loss)                     (181,849)       149,835        1,288,227        274,447           (28,153)
   Change in unrealized gain (loss)                (524,102)      (234,319)      (3,742,481)      (750,215)         (267,482)
                                                 ----------      ---------      -----------      ---------         ---------
      Net realized and unrealized gain (loss)      (705,951)       (84,484)      (2,454,254)      (475,768)         (295,635)
                                                 ----------      ---------      -----------      ---------         ---------
      Net increase (decrease) in net assets
         from operations                         $  813,833      $  91,137      $(2,736,960)     $(535,780)        $(318,536)
                                                 ==========      =========      ===========      =========         =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                  FT VIP FRANKLIN
                                                FT VIP FRANKLIN  FT VIP FRANKLIN   SMALL-MID CAP   FT VIP MUTUAL    FT VIP TEMPLETON
                                               LARGE CAP GROWTH  SMALL CAP VALUE       GROWTH           SHARES           FOREIGN
                                                SECURITIES FUND  SECURITIES FUND  SECURITIES FUND  SECURITIES FUND  SECURITIES FUND
                                                    CLASS 2           CLASS 2         CLASS 2          CLASS 2          CLASS 2
                                               ----------------  ---------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
   Dividends                                       $ 10,995         $  39,730        $      --        $ 442,957       $   150,053

EXPENSES:
   Mortality and expense risk fees                   22,360            70,013          109,038          240,827           108,841
   Administrative expense fees                        2,696             8,487           13,194           29,101            13,151
                                                   --------         ---------        ---------        ---------       -----------
      Total expenses                                 25,056            78,500          122,232          269,928           121,992
                                                   --------         ---------        ---------        ---------       -----------
      Net investment income (loss)                  (14,061)          (38,770)        (122,232)         173,029            28,061
                                                   --------         ---------        ---------        ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                            --                --               --               --                --
   Net realized gain (loss) from sales
      of investments                                 29,308           238,606          493,193           62,820           (80,204)
                                                   --------         ---------        ---------        ---------       -----------
      Net realized gain (loss)                       29,308           238,606          493,193           62,820           (80,204)
   Change in unrealized gain (loss)                 (75,767)         (454,117)        (892,798)        (682,401)         (934,238)
                                                   --------         ---------        ---------        ---------       -----------
      Net realized and unrealized gain (loss)       (46,459)         (215,511)        (399,605)        (619,581)       (1,014,442)
                                                   --------         ---------        ---------        ---------       -----------
      Net increase (decrease) in net assets
         from operations                           $(60,520)        $(254,281)       $(521,837)       $(446,552)      $  (986,381)
                                                   ========         =========        =========        =========       ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                 GOLDMAN SACHS
                                                GOLDMAN SACHS    GOLDMAN SACHS    GOLDMAN SACHS    VIT GROWTH    GOLDMAN SACHS
                                               VIT CORE FIXED  VIT EQUITY INDEX  VIT GOVERNMENT  OPPORTUNITIES   VIT MID CAP
                                                INCOME FUND          FUND          INCOME FUND        FUND       VALUE FUND
                                               SERVICE SHARES   SERVICE SHARES   SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                               --------------  ----------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                     $1,774,812       $   673,394      $   200,646     $        --     $   135,612

EXPENSES:
   Mortality and expense risk fees                  892,878           552,917          268,744         428,481         338,149
   Administrative expense fees                      107,852            66,536           32,491          51,525          40,696
                                                 ----------       -----------      -----------     -----------     -----------
      Total expenses                              1,000,730           619,453          301,235         480,006         378,845
                                                 ----------       -----------      -----------     -----------     -----------
      Net investment income (loss)                  774,082            53,941         (100,589)       (480,006)       (243,233)
                                                 ----------       -----------      -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                            --                --          704,339         516,180              --
   Net realized gain (loss) from sales
      of investments                                119,753         1,761,442          458,733        (776,426)       (665,010)
                                                 ----------       -----------      -----------     -----------     -----------
      Net realized gain (loss)                      119,753         1,761,442        1,163,072        (260,246)       (665,010)
   Change in unrealized gain (loss)               2,902,518        (1,584,752)         (61,136)     (1,021,905)     (1,040,090)
                                                 ----------       -----------      -----------     -----------     -----------
      Net realized and unrealized gain (loss)     3,022,271           176,690        1,101,936      (1,282,151)     (1,705,100)
                                                 ----------       -----------      -----------     -----------     -----------
      Net increase (decrease) in net assets
         from operations                         $3,796,353       $   230,631      $ 1,001,347     $(1,762,157)    $(1,948,333)
                                                 ==========       ===========      ===========     ===========     ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                               GOLDMAN SACHS
                                               GOLDMAN SACHS    GOLDMAN SACHS  VIT STRATEGIC   GOLDMAN SACHS VIT    INVESCO V.I.
                                                  VIT MONEY     VIT STRATEGIC  INTERNATIONAL    STRUCTURED U.S.         BASIC
                                                 MARKET FUND     GROWTH FUND    EQUITY FUND       EQUITY FUND       VALUE FUND
                                               SERVICE SHARES  SERVICE SHARES  SERVICE SHARES    SERVICE SHARES   SERIES II SHARES
                                               --------------  --------------  --------------  -----------------  ----------------
INVESTMENT INCOME:
   Dividends                                      $   3,297      $   115,603     $   848,447       $ 21,164           $  15,819

EXPENSES:
   Mortality and expense risk fees                  605,332          707,706         365,816         15,921              34,160
   Administrative expense fees                       73,146           85,088          44,055          1,918               4,131
                                                  ---------      -----------     -----------       --------           ---------
      Total expenses                                678,478          792,794         409,871         17,839              38,291
                                                  ---------      -----------     -----------       --------           ---------
      Net investment income (loss)                 (675,181)        (677,191)        438,576          3,325             (22,472)
                                                  ---------      -----------     -----------       --------           ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Capital gain distributions                            --               --              --             --                  --
   Net realized gain (loss) from sales
      of investments                                     --        1,122,465        (357,665)        (4,610)           (236,124)
                                                  ---------      -----------     -----------       --------           ---------
      Net realized gain (loss)                           --        1,122,465        (357,665)        (4,610)           (236,124)
   Change in unrealized gain (loss)                      --       (2,814,998)     (4,762,553)        49,000             136,396
                                                  ---------      -----------     -----------       --------           ---------
      Net realized and unrealized gain (loss)            --       (1,692,533)     (5,120,218)        44,390             (99,728)
                                                  ---------      -----------     -----------       --------           ---------
      Net increase (decrease) in net assets
         from operations                          $(675,181)     $(2,369,724)    $(4,681,642)      $ 47,715           $(122,200)
                                                  =========      ===========     ===========       ========           =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 INVESCO V.I.    INVESCO V.I.    INVESCO V.I.
                                                   CAPITAL         CAPITAL         CAPITAL         INVESCO V.I.   INVESCO V.I.
                                                 APPRECIATION    DEVELOPMENT     DEVELOPMENT       CORE EQUITY       DYNAMICS
                                                     FUND       FUND SERIES I        FUND              FUND       FUND SERIES I
                                               SERIES I SHARES    SHARES (a)   SERIES II SHARES  SERIES I SHARES    SHARES (a)
                                               ---------------  -------------  ----------------  ---------------  -------------
INVESTMENT INCOME:
   Dividends                                      $   5,196       $      --        $     --         $  58,512       $      --

EXPENSES:
   Mortality and expense risk fees                   44,647          12,702           8,528            81,282           7,742
   Administrative expense fees                        5,414           1,535           1,031             9,834             936
                                                  ---------       ---------        --------         ---------       ---------
      Total expenses                                 50,061          14,237           9,559            91,116           8,678
                                                  ---------       ---------        --------         ---------       ---------

      Net investment income (loss)                  (44,865)        (14,237)         (9,559)          (32,604)         (8,678)
                                                  ---------       ---------        --------         ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --              --              --                --              --
   Net realized gain (loss) from sales of
      investments                                   101,948         (60,523)        (10,192)          323,499         732,469
                                                  ---------       ---------        --------         ---------       ---------
      Net realized gain (loss)                      101,948         (60,523)        (10,192)          323,499         732,469
   Change in unrealized gain (loss)                (361,495)       (262,289)        (34,791)         (353,152)       (517,139)
                                                  ---------       ---------        --------         ---------       ---------
      Net realized and unrealized gain (loss)      (259,547)       (322,812)        (44,983)          (29,653)        215,330
                                                  ---------       ---------        --------         ---------       ---------
      Net increase (decrease) in net assets
         from operations                          $(304,412)      $(337,049)       $(54,542)        $ (62,257)      $ 206,652
                                                  =========       =========        ========         =========       =========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                 INVESCO V.I.    INVESCO VAN
                                                 INVESCO V.I.     LARGE CAP      KAMPEN V.I.     JANUS ASPEN
                                                GLOBAL HEALTH    GROWTH FUND   CAPITAL GROWTH    ENTERPRISE      JANUS ASPEN
                                                  CARE FUND        SERIES I     FUND SERIES I     PORTFOLIO    JANUS PORTFOLIO
                                               SERIES I SHARES    SHARES (a)     SHARES (a)    SERVICE SHARES   SERVICE SHARES
                                               ---------------  -------------  --------------  --------------  ---------------
INVESTMENT INCOME:
   Dividends                                       $     --       $   10,658      $      --      $      --        $  30,302

EXPENSES:
   Mortality and expense risk fees                   52,940           23,732         38,100         36,006           87,793
   Administrative expense fees                        6,395            2,877          4,619          4,358           10,671
                                                   --------       ----------      ---------      ---------        ---------
      Total expenses                                 59,335           26,609         42,719         40,364           98,464
                                                   --------       ----------      ---------      ---------        ---------

      Net investment income (loss)                  (59,335)         (15,951)       (42,719)       (40,364)         (68,162)
                                                   --------       ----------      ---------      ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --               --             --             --               --
   Net realized gain (loss) from sales of
      investments                                    89,235        1,356,911       (119,601)       295,394          323,348
                                                   --------       ----------      ---------      ---------        ---------
      Net realized gain (loss)                       89,235        1,356,911       (119,601)       295,394          323,348
   Change in unrealized gain (loss)                  80,953         (873,813)      (585,201)      (317,441)        (706,338)
                                                   --------       ----------      ---------      ---------        ---------
      Net realized and unrealized gain (loss)       170,188          483,098       (704,802)       (22,047)        (382,990)
                                                   --------       ----------      ---------      ---------        ---------
      Net increase (decrease) in net assets
         from operations                           $110,853       $  467,147      $(747,521)     $ (62,411)       $(451,152)
                                                   ========       ==========      =========      =========        =========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 JANUS ASPEN
                                                  OVERSEAS     MFS(R) MID CAP     MFS(R) NEW      MFS(R) TOTAL       MFS(R)
                                                  PORTFOLIO     GROWTH SERIES  DISCOVERY SERIES  RETURN SERIES  UTILITIES SERIES
                                               SERVICE SHARES   SERVICE CLASS    SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                               --------------  --------------  ----------------  -------------  ----------------
INVESTMENT INCOME:
   Dividends                                    $    61,905      $      --        $      --        $ 275,594        $173,136

EXPENSES:
   Mortality and expense risk fees                  203,157         24,452           42,427          150,981          73,952
   Administrative expense fees                       24,565          2,969            5,098           18,257           8,881
                                                -----------      ---------        ---------        ---------        --------
      Total expenses                                227,722         27,421           47,525          169,238          82,833
                                                -----------      ---------        ---------        ---------        --------

      Net investment income (loss)                 (165,817)       (27,421)         (47,525)         106,356          90,303
                                                -----------      ---------        ---------        ---------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                       162,829             --          403,467               --              --
   Net realized gain (loss) from sales of
      investments                                   883,699          7,831          237,310          144,131         141,474
                                                -----------      ---------        ---------        ---------        --------
      Net realized gain (loss)                    1,046,528          7,831          640,777          144,131         141,474
   Change in unrealized gain (loss)              (6,918,108)      (105,507)        (983,927)        (182,423)         76,447
                                                -----------      ---------        ---------        ---------        --------
      Net realized and unrealized gain (loss)    (5,871,580)       (97,676)        (343,150)         (38,292)        217,921
                                                -----------      ---------        ---------        ---------        --------
      Net increase (decrease) in net assets
         from operations                        $(6,037,397)     $(125,097)       $(390,675)       $  68,064        $308,224
                                                ===========      =========        =========        =========        ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                 OPPENHEIMER
                                                 OPPENHEIMER       CAPITAL        OPPENHEIMER                         OPPENHEIMER
                                                  BALANCED      APPRECIATION   GLOBAL SECURITIES  OPPENHEIMER HIGH    MAIN STREET
                                                   FUND/VA         FUND/VA          FUND/VA        INCOME FUND/VA     FUND(R)/VA
                                               SERVICE SHARES  SERVICE SHARES    SERVICE SHARES    SERVICE SHARES   SERVICE SHARES
                                               --------------  --------------  -----------------  ----------------  --------------
INVESTMENT INCOME:
   Dividends                                     $  45,968       $   2,912        $    99,156        $ 179,963         $  9,581

EXPENSES:
   Mortality and expense risk fees                  28,386          29,660            113,816           24,878           19,092
   Administrative expense fees                       3,408           3,579             13,747            3,004            2,299
                                                 ---------       ---------        -----------        ---------         --------
      Total expenses                                31,794          33,239            127,563           27,882           21,391
                                                 ---------       ---------        -----------        ---------         --------

      Net investment income (loss)                  14,174         (30,327)           (28,407)         152,081          (11,810)
                                                 ---------       ---------        -----------        ---------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --              --                 --               --               --
   Net realized gain (loss) from sales of
      investments                                 (116,591)        138,102            153,773         (644,592)          55,932
                                                 ---------       ---------        -----------        ---------         --------
      Net realized gain (loss)                    (116,591)        138,102            153,773         (644,592)          55,932
   Change in unrealized gain (loss)                 80,240        (141,323)        (1,016,526)         435,900          (81,582)
                                                 ---------       ---------        -----------        ---------         --------
      Net realized and unrealized gain (loss)      (36,351)         (3,221)          (862,753)        (208,692)         (25,650)
                                                 ---------       ---------        -----------        ---------         --------
      Net increase (decrease) in net assets
         from operations                         $ (22,177)      $ (33,548)       $  (891,160)       $ (56,611)        $(37,460)
                                                 =========       =========        ===========        =========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                               PIONEER REAL
                                                PIONEER FUND  ESTATE SHARES   T. ROWE PRICE
                                               VCT PORTFOLIO  VCT PORTFOLIO   INTERNATIONAL
                                                  CLASS II       CLASS II    STOCK PORTFOLIO
                                               -------------  -------------  ---------------
INVESTMENT INCOME:
   Dividends                                     $  45,856      $ 183,901      $   410,730

EXPENSES:
   Mortality and expense risk fees                  49,558        104,932          362,969
   Administrative expense fees                       5,998         12,685           43,860
                                                 ---------      ---------      -----------
      Total expenses                                55,556        117,617          406,829
                                                 ---------      ---------      -----------

      Net investment income (loss)                  (9,700)        66,284            3,901
                                                 ---------      ---------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                      234,902             --               --
   Net realized gain (loss) from sales of
      investments                                  144,968       (247,565)         703,587
                                                 ---------      ---------      -----------
      Net realized gain (loss)                     379,870       (247,565)         703,587
   Change in unrealized gain (loss)               (580,513)       851,174       (4,712,548)
                                                 ---------      ---------      -----------
      Net realized and unrealized gain (loss)     (200,643)       603,609       (4,008,961)
                                                 ---------      ---------      -----------
      Net increase (decrease) in net assets
         from operations                         $(210,343)     $ 669,893      $(4,005,060)
                                                 =========      =========      ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                          ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             GLOBAL THEMATIC         GROWTH AND INCOME          LARGE CAP GROWTH
                                             GROWTH PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                                 CLASS B                  CLASS B                   CLASS A
                                          ---------------------  ------------------------  -------------------------
                                             2011       2010         2011         2010         2011         2010
                                          ---------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (8,539) $    7,261  $   (67,808) $  (354,565) $  (114,805) $  (107,086)
   Net realized gain (loss)                  20,572       6,294   (1,023,226)  (2,194,241)    (186,509)    (625,780)
   Change in unrealized gain (loss)        (219,068)    125,332    2,195,519    5,122,293     (124,132)   1,631,101
                                          ---------  ----------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from operations                      (207,035)    138,887    1,104,485    2,573,487     (425,446)     898,235
                                          ---------  ----------  -----------  -----------  -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --          --       12,836       19,229        5,453       13,301
   Withdrawals                             (134,293)   (174,929)  (2,998,377)  (3,060,880)  (1,324,457)  (1,526,900)
   Contract benefits                        (21,330)    (52,196)  (1,234,092)    (896,480)    (593,161)    (515,082)
   Contract charges                          (1,932)     (2,366)     (57,869)     (62,719)     (28,294)     (31,928)
   Transfers                                (71,487)    (12,203)    (163,274)  (1,468,276)    (225,253)    (621,539)
   Other transfers from (to) the General
      Account                                 1,001          (1)     158,562       66,885       97,768       28,849
                                          ---------  ----------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions           (228,041)   (241,695)  (4,282,214)  (5,402,241)  (2,067,944)  (2,653,299)
                                          ---------  ----------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets   (435,076)   (102,808)  (3,177,729)  (2,828,754)  (2,493,390)  (1,755,064)
NET ASSETS:
   Beginning of year                        986,482   1,089,290   24,909,408   27,738,162   11,735,338   13,490,402
                                          ---------  ----------  -----------  -----------  -----------  -----------
   End of year                            $ 551,406  $  986,482  $21,731,679  $24,909,408  $ 9,241,948  $11,735,338
                                          =========  ==========  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                             ALLIANCEBERNSTEIN VPS        ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS
                                          LARGE CAP GROWTH PORTFOLIO  SMALL/MID CAP VALUE PORTFOLIO      VALUE PORTFOLIO
                                                    CLASS B                      CLASS B                     CLASS B
                                          --------------------------  -----------------------------  ----------------------
                                               2011         2010            2011         2010            2011        2010
                                           -----------  -----------     -----------  -----------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (58,976) $   (58,804)    $   (56,004) $   (62,239)    $   (3,474) $    8,705
   Net realized gain (loss)                    191,745      167,070         133,773      (58,055)      (179,400)   (413,387)
   Change in unrealized gain (loss)           (313,257)     270,094        (575,169)   1,224,891         99,061     644,130
                                           -----------  -----------     -----------  -----------     ----------  ----------
   Net increase (decrease) in net assets
      from operations                         (180,488)     378,360        (497,400)   1,104,597        (83,813)    239,448
                                           -----------  -----------     -----------  -----------     ----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         4,474        3,120           2,163        3,183          1,644       2,446
   Withdrawals                                (432,130)    (722,938)       (673,304)  (1,035,138)      (329,493)   (608,238)
   Contract benefits                          (369,506)    (321,782)       (120,607)    (105,920)      (168,729)    (97,711)
   Contract charges                            (10,683)     (12,677)        (10,019)     (11,680)        (4,025)     (4,896)
   Transfers                                   (90,911)  (1,018,573)        (55,917)     731,021       (144,257)     41,459
   Other transfers from (to) the General
      Account                                   16,488       63,541           5,025          400              9      17,795
                                           -----------  -----------     -----------  -----------     ----------  ----------
   Net increase (decrease) in net assets
      from contract transactions              (882,268)  (2,009,309)       (852,659)    (418,134)      (644,851)   (649,145)
                                           -----------  -----------     -----------  -----------     ----------  ----------
   Net increase (decrease) in net assets    (1,062,756)  (1,630,949)     (1,350,059)     686,463       (728,664)   (409,697)
NET ASSETS:
   Beginning of year                         5,072,679    6,703,628       5,515,189    4,828,726      2,426,883   2,836,580
                                           -----------  -----------     -----------  -----------     ----------  ----------
   End of year                             $ 4,009,923  $ 5,072,679     $ 4,165,130  $ 5,515,189     $1,698,219  $2,426,883
                                           ===========  ===========     ===========  ===========     ==========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          DWS CAPITAL GROWTH VIP  DWS LARGE CAP VALUE VIP  DWS SMALL CAP INDEX VIP
                                                CLASS A (a)             CLASS A (a)                CLASS A
                                          ----------------------  -----------------------  -----------------------
                                                2011     2010            2011      2010       2011        2010
                                             ----------  ----         ----------   ----    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)              $  (21,265)  $--         $  (20,823)  $--     $  (21,882) $  (23,232)
   Net realized gain (loss)                    (125,510)   --            (24,075)   --         (7,600)   (169,628)
   Change in unrealized gain (loss)            (208,415)   --           (160,002)   --       (265,384)  1,210,997
                                             ----------   ---         ----------   ---     ----------  ----------
   Net increase (decrease) in net assets
      from operations                          (355,190)   --           (204,900)   --       (294,866)  1,018,137
                                             ----------   ---         ----------   ---     ----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                             92    --                 89    --          4,036       2,272
   Withdrawals                                 (430,100)   --           (375,826)   --       (745,752)   (712,402)
   Contract benefits                           (229,466)   --            (72,583)   --       (146,317)   (156,542)
   Contract charges                              (4,440)   --             (3,936)   --        (10,081)    (10,633)
   Transfers                                  2,812,945    --          2,723,766    --        484,287     206,319
   Other transfers from (to) the General
      Account                                      (466)   --                349    --         31,506      19,456
                                             ----------   ---         ----------   ---     ----------  ----------
   Net increase (decrease) in net assets
      from contract transactions              2,148,565    --          2,271,859    --       (382,321)   (651,530)
                                             ----------   ---         ----------   ---     ----------  ----------
   Net increase (decrease) in net assets      1,793,375    --          2,066,959    --       (677,187)    366,607
NET ASSETS:
   Beginning of year                               --      --                 --    --      4,996,804   4,630,197
                                             ----------   ---         ----------   ---     ----------  ----------
   End of year                               $1,793,375   $--         $2,066,959   $--     $4,319,617  $4,996,804
                                             ==========   ===         ==========   ===     ==========  ==========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          DWS STRATEGIC VALUE VIP     DWS TECHNOLOGY VIP     EATON VANCE VT FLOATING-RATE
                                                CLASS A (a)               CLASS A (a)                 INCOME FUND
                                          -----------------------  ------------------------  ----------------------------
                                              2011        2010         2011        2010           2011          2010
                                          -----------  ----------  -----------  -----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    29,978  $   18,504  $   (13,365) $   (38,309)   $   337,164  $   461,950
   Net realized gain (loss)                (1,002,555)   (456,858)     830,203      161,343         45,385      (48,883)
   Change in unrealized gain (loss)         1,192,045     706,270     (633,024)     260,384       (200,759)     703,021
                                          -----------  ----------  -----------  -----------    -----------  -----------
   Net increase (decrease) in net assets
      from operations                         219,468     267,916      183,814      383,418        181,790    1,116,088
                                          -----------  ----------  -----------  -----------    -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          338         339          123          535           --          8,309
   Withdrawals                               (436,263)   (413,210)    (153,410)    (352,998)    (2,305,995)  (2,729,047)
   Contract benefits                          (66,840)    (26,855)     (18,929)     (80,905)      (597,820)    (336,374)
   Contract charges                            (2,474)     (6,751)      (2,822)      (7,551)       (28,389)     (34,017)
   Transfers                               (2,497,389)    (51,988)  (2,860,418)    (599,092)    (2,381,368)   2,601,891
   Other transfers from (to) the General
      Account                                  10,219       2,510       16,531           (2)        33,368       38,620
                                          -----------  ----------  -----------  -----------    -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions           (2,992,409)   (495,955)  (3,018,925)  (1,040,013)    (5,280,204)    (450,618)
                                          -----------  ----------  -----------  -----------    -----------  -----------
   Net increase (decrease) in net assets   (2,772,941)   (228,039)  (2,835,111)    (656,595)    (5,098,414)     665,470
NET ASSETS:
   Beginning of year                        2,772,941   3,000,980    2,835,111    3,491,706     14,826,386   14,160,916
                                          -----------  ----------  -----------  -----------    -----------  -----------
   End of year                            $        --  $2,772,941  $        --  $ 2,835,111    $ 9,727,972  $14,826,386
                                          ===========  ==========  ===========  ===========    ===========  ===========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          FIDELITY VIP CONTRAFUND(R)  FIDELITY VIP CONTRAFUND(R)  FIDELITY VIP EQUITY-INCOME
                                                   PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                 INITIAL CLASS              SERVICE CLASS 2              INITIAL CLASS
                                          --------------------------  --------------------------  --------------------------
                                               2011         2010          2011          2010           2011         2010
                                           -----------  -----------    -----------  -----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  (118,629) $   (56,871)   $   (33,761) $   (20,865)   $   400,562  $   148,970
   Net realized gain (loss)                   (131,572)  (1,045,228)        22,967     (325,222)    (1,502,155)  (2,994,839)
   Change in unrealized gain (loss)           (530,876)   4,756,557       (148,560)   1,109,487      1,022,387    8,665,445
                                           -----------  -----------    -----------  -----------    -----------  -----------
   Net increase (decrease) in net assets
      from operations                         (781,077)   3,654,458       (159,354)     763,400        (79,206)   5,819,576
                                           -----------  -----------    -----------  -----------    -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        13,980       18,798            147          940         26,930       68,439
   Withdrawals                              (3,719,431)  (3,087,744)      (677,274)    (987,921)    (5,247,874)  (5,193,348)
   Contract benefits                          (900,858)  (1,103,427)      (246,654)    (435,730)    (2,409,647)  (2,201,609)
   Contract charges                            (43,412)     (48,084)       (17,262)     (18,317)       (63,156)     (71,598)
   Transfers                                (1,359,060)    (134,035)      (539,592)     358,522       (887,219)  (1,580,713)
   Other transfers from (to) the General
      Account                                   64,693      129,941           (175)        (663)       182,964      137,343
                                           -----------  -----------    -----------  -----------    -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions            (5,944,088)  (4,224,551)    (1,480,810)  (1,083,169)    (8,398,002)  (8,841,486)
                                           -----------  -----------    -----------  -----------    -----------  -----------
   Net increase (decrease) in net assets    (6,725,165)    (570,093)    (1,640,164)    (319,769)    (8,477,208)  (3,021,910)
NET ASSETS:
   Beginning of year                        26,676,007   27,246,100      5,931,592    6,251,361     46,880,425   49,902,335
                                           -----------  -----------    -----------  -----------    -----------  -----------
   End of year                             $19,950,842  $26,676,007    $ 4,291,428  $ 5,931,592    $38,403,217  $46,880,425
                                           ===========  ===========    ===========  ===========    ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          FIDELITY VIP EQUITY-INCOME  FIDELITY VIP GROWTH & INCOME  FIDELITY VIP GROWTH & INCOME
                                                   PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                                SERVICE CLASS 2               INITIAL CLASS                SERVICE CLASS 2
                                          --------------------------  ----------------------------  ----------------------------
                                               2011         2010            2011        2010              2011        2010
                                           -----------  -----------      ----------  ----------        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $    37,724  $     7,255      $   10,373  $  (30,357)       $     (277) $   (8,051)
   Net realized gain (loss)                   (212,672)    (462,977)        (13,852)   (130,185)           50,091        (449)
   Change in unrealized gain (loss)            154,483    1,190,130          15,386     674,614           (41,008)    135,635
                                           -----------  -----------      ----------  ----------        ----------  ----------
   Net increase (decrease) in net assets
      from operations                          (20,465)     734,408          11,907     514,072             8,806     127,135
                                           -----------  -----------      ----------  ----------        ----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         1,034        2,288           1,545       1,551             2,200        --
   Withdrawals                                (700,230)    (707,503)       (679,886)   (501,605)         (107,218)   (123,629)
   Contract benefits                          (359,767)    (260,534)       (146,969)    (75,475)           (7,084)    (61,197)
   Contract charges                            (19,145)     (21,989)         (8,969)     (9,469)           (2,918)     (2,857)
   Transfers                                  (210,406)    (583,514)        (76,855)     58,402          (342,505)    186,440
   Other transfers from (to) the General
      Account                                    3,898       14,268            (685)       (160)               (1)         (1)
                                           -----------  -----------      ----------  ----------        ----------  ----------
   Net increase (decrease) in net assets
      from contract transactions            (1,284,616)  (1,556,984)       (911,819)   (526,756)         (457,526)     (1,244)
                                           -----------  -----------      ----------  ----------        ----------  ----------
   Net increase (decrease) in net assets    (1,305,081)    (822,576)       (899,912)    (12,684)         (448,720)    125,891
NET ASSETS:
   Beginning of year                         5,719,856    6,542,432       4,468,855   4,481,539         1,197,220   1,071,329
                                           -----------  -----------      ----------  ----------        ----------  ----------
   End of year                             $ 4,414,775  $ 5,719,856      $3,568,943  $4,468,855        $  748,500  $1,197,220
                                           ===========  ===========      ==========  ==========        ==========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP GROWTH      FIDELITY VIP GROWTH   FIDELITY VIP HIGH INCOME
                                                  PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                INITIAL CLASS           SERVICE CLASS 2           INITIAL CLASS
                                          ------------------------  ----------------------  ------------------------
                                              2011         2010         2011       2010         2011        2010
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (358,193) $  (384,342) $  (25,783) $  (29,918) $ 1,519,784  $ 1,972,103
   Net realized gain (loss)                  (145,657)  (1,535,527)    100,816     (24,810)    (181,849)    (580,003)
   Change in unrealized gain (loss)           343,845    8,802,845     (85,708)    500,796     (524,102)   2,368,015
                                          -----------  -----------  ----------  ----------  -----------  -----------
   Net increase (decrease) in net assets
      from operations                        (160,005)   6,882,976     (10,675)    446,068      813,833    3,760,115
                                          -----------  -----------  ----------  ----------  -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       27,909       46,217       2,796       3,276       14,716       25,911
   Withdrawals                             (3,816,489)  (2,810,677)   (310,946)   (456,017)  (3,848,189)  (4,128,022)
   Contract benefits                       (2,302,454)  (1,496,867)    (82,885)   (117,389)  (1,156,803)    (856,332)
   Contract charges                           (47,833)     (50,302)     (8,020)     (8,297)     (45,441)     (51,100)
   Transfers                                 (561,872)  (1,194,439)    (60,092)    (57,645)    (359,887)  (1,171,723)
   Other transfers from (to) the General
      Account                                 146,408      116,357         226        (108)     131,595       53,838
                                          -----------  -----------  ----------  ----------  -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions           (6,554,331)  (5,389,711)   (458,921)   (636,180)  (5,264,009)  (6,127,428)
                                          -----------  -----------  ----------  ----------  -----------  -----------
   Net increase (decrease) in net assets   (6,714,336)   1,493,265    (469,596)   (190,112)  (4,450,176)  (2,367,313)
NET ASSETS:
   Beginning of year                       36,208,255   34,714,990   2,244,170   2,434,282   32,685,070   35,052,383
                                          -----------  -----------  ----------  ----------  -----------  -----------
   End of year                            $29,493,919  $36,208,255  $1,774,574  $2,244,170  $28,234,894  $32,685,070
                                          ===========  ===========  ==========  ==========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          FIDELITY VIP HIGH INCOME    FIDELITY VIP MID CAP      FIDELITY VIP MID CAP
                                                  PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2
                                          ------------------------  ------------------------  -----------------------
                                             2011         2010          2011        2010          2011        2010
                                          ----------  -----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  175,621  $   238,397   $  (282,706) $  (266,234) $   (60,012) $  (61,246)
   Net realized gain (loss)                  149,835      352,593     1,288,227      459,273      274,447     129,358
   Change in unrealized gain (loss)         (234,319)    (119,959)   (3,742,481)   5,869,756     (750,215)  1,107,970
                                          ----------  -----------   -----------  -----------  -----------  ----------
   Net increase (decrease) in net assets
      from operations                         91,137      471,031    (2,736,960)   6,062,795     (535,780)  1,176,082
                                          ----------  -----------   -----------  -----------  -----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         301          317         8,854       18,157          137         820
   Withdrawals                              (639,271)  (1,032,306)   (3,512,594)  (2,853,819)    (694,780)   (871,556)
   Contract benefits                        (175,356)     (86,591)     (728,896)    (919,291)    (215,564)   (163,305)
   Contract charges                          (13,223)     (14,571)      (42,386)     (46,549)     (14,467)    (15,971)
   Transfers                                 119,797   (1,252,761)   (1,426,164)    (347,964)    (322,105)     57,324
   Other transfers from (to) the General
      Account                                    613       12,262        85,209      129,631         (743)     (1,680)
                                          ----------  -----------   -----------  -----------  -----------  ----------
   Net increase (decrease) in net assets
      from contract transactions            (707,139)  (2,373,650)   (5,615,977)  (4,019,835)  (1,247,522)   (994,368)
                                          ----------  -----------   -----------  -----------  -----------  ----------
   Net increase (decrease) in net assets    (616,002)  (1,902,619)   (8,352,937)   2,042,960   (1,783,302)    181,714
NET ASSETS:
   Beginning of year                       4,158,992    6,061,611    27,452,273   25,409,313    5,337,566   5,155,852
                                          ----------  -----------   -----------  -----------  -----------  ----------
   End of year                            $3,542,990  $ 4,158,992   $19,099,336  $27,452,273  $ 3,554,264  $5,337,566
                                          ==========  ===========   ===========  ===========  ===========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          FIDELITY VIP VALUE STRATEGIES  FT VIP FRANKLIN LARGE CAP GROWTH  FT VIP FRANKLIN SMALL CAP
                                                    PORTFOLIO                     SECURITIES FUND            VALUE SECURITIES FUND
                                                 SERVICE CLASS 2                      CLASS 2                       CLASS 2
                                          -----------------------------  --------------------------------  -------------------------
                                                 2011        2010                2011        2010               2011         2010
                                             -----------  ----------          ----------  ----------        -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)              $   (22,901) $  (38,652)         $  (14,061) $  (11,192)       $   (38,770) $  (34,238)
   Net realized gain (loss)                      (28,153)   (237,011)             29,308     (19,903)           238,606    (219,066)
   Change in unrealized gain (loss)             (267,482)    974,563             (75,767)    199,276           (454,117)  1,485,871
                                             -----------  ----------          ----------  ----------        -----------  ----------
   Net increase (decrease) in net assets
      from operations                           (318,536)    698,900             (60,520)    168,181           (254,281)  1,232,567
                                             -----------  ----------          ----------  ----------        -----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                             823         723               2,500          --              1,914       1,693
   Withdrawals                                  (368,801)   (411,359)           (314,052)   (352,602)        (1,024,573)   (904,655)
   Contract benefits                             (20,412)   (101,227)            (19,907)    (92,466)          (154,192)   (144,414)
   Contract charges                               (4,957)     (5,728)             (3,631)     (4,170)           (12,069)    (13,972)
   Transfers                                    (347,024)    303,266             (42,073)    (91,366)        (1,001,098)  1,021,445
   Other transfers from (to) the General
      Account                                      8,180        (331)              6,218         (93)             4,501       7,324
                                             -----------  ----------          ----------  ----------        -----------  ----------
   Net increase (decrease) in net assets
      from contract transactions                (732,191)   (214,656)           (370,945)   (540,697)        (2,185,517)    (32,579)
                                             -----------  ----------          ----------  ----------        -----------  ----------
   Net increase (decrease) in net assets      (1,050,727)    484,244            (431,465)   (372,516)        (2,439,798)  1,199,988
NET ASSETS:
   Beginning of year                           3,608,499   3,124,255           1,858,130   2,230,646          6,956,525   5,756,537
                                             -----------  ----------          ----------  ----------        -----------  ----------
   End of year                               $ 2,557,772  $3,608,499          $1,426,665  $1,858,130        $ 4,516,727  $6,956,525
                                             ===========  ==========          ==========  ==========        ===========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          FT VIP FRANKLIN SMALL-MID CAP    FT VIP MUTUAL SHARES    FT VIP TEMPLETON FOREIGN
                                              GROWTH SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                                     CLASS 2                      CLASS 2                   CLASS 2
                                          -----------------------------  ------------------------  ------------------------
                                                2011         2010            2011        2010         2011          2010
                                            -----------  -----------     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)             $  (122,232) $  (124,387)    $   173,029  $    24,144  $    28,061  $    49,350
   Net realized gain (loss)                     493,193      105,189          62,820     (306,715)     (80,204)    (336,664)
   Change in unrealized gain (loss)            (892,798)   2,066,307        (682,401)   2,259,854     (934,238)     822,811
                                            -----------  -----------     -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from operations                          (521,837)   2,047,109        (446,552)   1,977,283     (986,381)     535,497
                                            -----------  -----------     -----------  -----------  -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          6,563        5,805           7,270       10,190        6,251        2,350
   Withdrawals                               (1,354,262)  (1,082,643)     (2,301,199)  (3,205,140)  (1,159,948)  (1,343,837)
   Contract benefits                           (313,504)    (270,690)       (493,277)    (903,168)    (517,744)    (523,999)
   Contract charges                             (20,458)     (20,628)        (39,066)     (44,580)     (17,248)     (19,599)
   Transfers                                    (81,914)     (66,328)       (407,835)  (1,089,772)    (114,786)    (312,710)
   Other transfers from (to) the General
      Account                                    75,851       12,099           6,900      112,531       16,029       15,339
                                            -----------  -----------     -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions             (1,687,724)  (1,422,385)     (3,227,207)  (5,119,939)  (1,787,446)  (2,182,456)
                                            -----------  -----------     -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets     (2,209,561)     624,724      (3,673,759)  (3,142,656)  (2,773,827)  (1,646,959)
NET ASSETS:
   Beginning of year                          9,674,475    9,049,751      20,918,160   24,060,816    9,740,766   11,387,725
                                            -----------  -----------     -----------  -----------  -----------  -----------
   End of year                              $ 7,464,914  $ 9,674,475     $17,244,401  $20,918,160  $ 6,966,939  $ 9,740,766
                                            ===========  ===========     ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                               GOLDMAN SACHS VIT          GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                            CORE FIXED INCOME FUND        EQUITY INDEX FUND      GOVERNMENT INCOME FUND
                                                SERVICE SHARES             SERVICE SHARES            SERVICE SHARES
                                          --------------------------  ------------------------  ------------------------
                                               2011         2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    774,082  $  1,361,319  $    53,941  $    67,139  $  (100,589) $    99,350
   Net realized gain (loss)                    119,753      (292,848)   1,761,442      859,312    1,163,072      553,304
   Change in unrealized gain (loss)          2,902,518     3,785,780   (1,584,752)   4,815,496      (61,136)     421,049
                                          ------------  ------------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from operations                        3,796,353     4,854,251      230,631    5,741,947    1,001,347    1,073,703
                                          ------------  ------------  -----------  -----------  -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        85,390        45,361       31,719       40,184        7,904       17,310
   Withdrawals                              (9,836,223)  (12,959,667)  (4,327,664)  (5,859,441)  (3,862,320)  (4,683,561)
   Contract benefits                        (7,185,824)   (3,817,330)  (3,732,829)  (2,287,570)  (1,865,410)    (700,248)
   Contract charges                           (135,197)     (158,770)     (64,305)     (72,909)     (46,343)     (62,399)
   Transfers                                   (62,526)    3,009,888     (850,287)  (1,908,782)  (1,934,389)     305,406
   Other transfers from (to) the General
      Account                                  489,249       265,921      304,279      143,609      344,436        3,724
                                          ------------  ------------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions           (16,645,131)  (13,614,597)  (8,639,087)  (9,944,909)  (7,356,122)  (5,119,768)
                                          ------------  ------------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets   (12,848,778)   (8,760,346)  (8,408,456)  (4,202,962)  (6,354,775)  (4,046,065)
NET ASSETS:
   Beginning of year                        77,533,229    86,293,575   47,849,325   52,052,287   24,525,098   28,571,163
                                          ------------  ------------  -----------  -----------  -----------  -----------
   End of year                            $ 64,684,451  $ 77,533,229  $39,440,869  $47,849,325  $18,170,323  $24,525,098
                                          ============  ============  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS VIT          GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                          GROWTH OPPORTUNITIES FUND     MID CAP VALUE FUND          MONEY MARKET FUND
                                                SERVICE SHARES            SERVICE SHARES             SERVICE SHARES
                                          -------------------------  ------------------------  --------------------------
                                              2011         2010          2011         2010         2011          2010
                                          -----------  -----------   -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (480,006) $  (526,079)  $  (243,233) $  (287,063) $   (675,181) $   (828,941)
   Net realized gain (loss)                  (260,246)  (2,194,069)     (665,010)  (2,156,730)           --            --
   Change in unrealized gain (loss)        (1,021,905)   8,728,008    (1,040,090)   8,426,766            --            --
                                          -----------  -----------   -----------  -----------  ------------  ------------
   Net increase (decrease) in net assets
      from operations                      (1,762,157)   6,007,860    (1,948,333)   5,982,973      (675,181)     (828,941)
                                          -----------  -----------   -----------  -----------  ------------  ------------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       25,866       35,694        29,557       27,917        30,381        32,535
   Withdrawals                             (3,393,569)  (3,972,526)   (3,369,342)  (3,399,892)  (14,843,842)  (19,606,176)
   Contract benefits                       (2,206,294)  (1,502,140)   (1,381,126)  (1,181,306)   (3,687,773)   (4,358,909)
   Contract charges                           (44,459)     (52,208)      (46,492)     (51,119)      (99,698)     (123,112)
   Transfers                               (1,550,986)  (2,706,415)     (799,911)  (1,502,163)    4,988,471    10,670,247
   Other transfers from (to) the General
      Account                                 383,240      172,897       103,505       46,536     4,047,056     3,271,442
                                          -----------  -----------   -----------  -----------  ------------  ------------
   Net increase (decrease) in net assets
      from contract transactions           (6,786,202)  (8,024,698)   (5,463,809)  (6,060,027)   (9,565,405)  (10,113,973)
                                          -----------  -----------   -----------  -----------  ------------  ------------
   Net increase (decrease) in net assets   (8,548,359)  (2,016,838)   (7,412,142)     (77,054)  (10,240,586)  (10,942,914)
NET ASSETS:
   Beginning of year                       38,041,294   40,058,132    30,372,189   30,449,243    53,789,616    64,732,530
                                          -----------  -----------   -----------  -----------  ------------  ------------
   End of year                            $29,492,935  $38,041,294   $22,960,047  $30,372,189  $ 43,549,030  $ 53,789,616
                                          ===========  ===========   ===========  ===========  ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS VIT      GOLDMAN SACHS VIT STRATEGIC       GOLDMAN SACHS VIT
                                            STRATEGIC GROWTH FUND     INTERNATIONAL EQUITY FUND   STRUCTURED U.S. EQUITY FUND
                                                SERVICE SHARES              SERVICE SHARES               SERVICE SHARES
                                          -------------------------  ---------------------------  ---------------------------
                                               2011         2010          2011         2010            2011        2010
                                          ------------  -----------   -----------  -----------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (677,191) $  (745,928)  $   438,576  $   (65,401)     $    3,325  $   (3,956)
   Net realized gain (loss)                  1,122,465      518,007      (357,665)  (1,042,176)         (4,610)   (120,320)
   Change in unrealized gain (loss)         (2,814,998)   5,265,831    (4,762,553)   3,636,752          49,000     272,807
                                          ------------  -----------   -----------  -----------      ----------  ----------
   Net increase (decrease) in net assets
      from operations                       (2,369,724)   5,037,910    (4,681,642)   2,529,175          47,715     148,531
                                          ------------  -----------   -----------  -----------      ----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        56,656      105,314        40,638       49,278           3,073       7,433
   Withdrawals                              (4,600,719)  (5,737,548)   (3,359,832)  (3,500,030)       (242,533)   (131,808)
   Contract benefits                        (2,943,288)  (2,612,224)   (1,456,058)  (1,498,238)        (22,746)    (69,739)
   Contract charges                            (71,899)     (81,932)      (48,345)     (57,032)         (2,593)     (3,179)
   Transfers                                (1,071,007)  (1,842,424)      (32,017)  (1,316,930)        199,971    (481,172)
   Other transfers from (to) the General
      Account                                  186,778      238,455       153,070      131,088             (22)      2,991
                                          ------------  -----------   -----------  -----------      ----------  ----------
   Net increase (decrease) in net assets
      from contract transactions            (8,443,479)  (9,930,359)   (4,702,544)  (6,191,864)        (64,850)   (675,474)
                                          ------------  -----------   -----------  -----------      ----------  ----------
   Net increase (decrease) in net assets   (10,813,203)  (4,892,449)   (9,384,186)  (3,662,689)        (17,135)   (526,943)
NET ASSETS:
   Beginning of year                        61,361,587   66,254,036    33,016,306   36,678,995       1,373,188   1,900,131
                                          ------------  -----------   -----------  -----------      ----------  ----------
   End of year                            $ 50,548,384  $61,361,587   $23,632,120  $33,016,306      $1,356,053  $1,373,188
                                          ============  ===========   ===========  ===========      ==========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                               INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                             BASIC VALUE FUND     CAPITAL APPRECIATION FUND  CAPITAL DEVELOPMENT FUND
                                             SERIES II SHARES          SERIES I SHARES          SERIES I SHARES (a)
                                          ----------------------  -------------------------  ------------------------
                                             2011        2010         2011         2010              2011     2010
                                          ----------  ----------  -----------  -----------        ----------  ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (22,472) $  (35,716) $   (44,865) $   (26,986)       $  (14,237) $--
   Net realized gain (loss)                 (236,124)   (498,563)     101,948        6,990           (60,523)  --
   Change in unrealized gain (loss)          136,396     678,868     (361,495)     519,571          (262,289)  --
                                          ----------  ----------  -----------  -----------        ----------  ---
   Net increase (decrease) in net assets
      from operations                       (122,200)    144,589     (304,412)     499,575          (337,049)  --
                                          ----------  ----------  -----------  -----------        ----------  ---
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       5,855       8,242        2,485        6,824                80   --
   Withdrawals                              (405,870)   (456,553)    (483,317)    (554,543)         (168,714)  --
   Contract benefits                         (40,998)   (176,899)    (109,621)    (116,872)           (4,464)  --
   Contract charges                           (6,967)     (8,361)      (9,304)     (10,369)           (2,582)  --
   Transfers                                (198,718)     (9,160)    (150,217)    (248,744)        1,833,453   --
   Other transfers from (to) the General
      Account                                    625      22,510          (11)       6,428            (1,455)  --
                                          ----------  ----------  -----------  -----------        ----------  ---
   Net increase (decrease) in net assets
      from contract transactions            (646,073)   (620,221)    (749,985)    (917,276)        1,656,318   --
                                          ----------  ----------  -----------  -----------        ----------  ---
   Net increase (decrease) in net assets    (768,273)   (475,632)  (1,054,397)    (417,701)        1,319,269   --
NET ASSETS:
   Beginning of year                       3,120,196   3,595,828    4,018,330    4,436,031                --   --
                                          ----------  ----------  -----------  -----------        ----------  ---
   End of year                            $2,351,923  $3,120,196  $ 2,963,933  $ 4,018,330        $1,319,269  $--
                                          ==========  ==========  ===========  ===========        ==========  ===

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                          CAPITAL DEVELOPMENT FUND      CORE EQUITY FUND            DYNAMICS FUND
                                              SERIES II SHARES           SERIES I SHARES        SERIES I SHARES (a)
                                          ------------------------  ------------------------  -----------------------
                                               2011      2010           2011         2010         2011        2010
                                            ---------  --------     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)             $  (9,559) $ (9,520)    $   (32,604) $   (35,907) $    (8,678) $  (24,220)
   Net realized gain (loss)                   (10,192)  (36,292)        323,499      107,387      732,469      72,940
   Change in unrealized gain (loss)           (34,791)  155,334        (353,152)     443,129     (517,139)    289,609
                                            ---------  --------     -----------  -----------  -----------  ----------
   Net increase (decrease) in net assets
      from operations                         (54,542)  109,522         (62,257)     514,609      206,652     338,329
                                            ---------  --------     -----------  -----------  -----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          246       191           2,821        6,089          176         308
   Withdrawals                                (75,896)  (39,352)       (911,641)    (986,929)     (80,456)   (183,718)
   Contract benefits                           (4,346)  (10,134)       (590,327)    (256,729)      (1,075)    (38,869)
   Contract charges                            (1,948)   (2,085)        (16,133)     (20,419)      (1,639)     (4,552)
   Transfers                                    8,735    (1,691)       (210,045)    (421,535)  (1,983,450)     82,917
   Other transfers from (to) the General
      Account                                      25        --          23,342       22,091            1        (103)
                                            ---------  --------     -----------  -----------  -----------  ----------
   Net increase (decrease) in net assets
      from contract transactions              (73,184)  (53,071)     (1,701,983)  (1,657,432)  (2,066,443)   (144,017)
                                            ---------  --------     -----------  -----------  -----------  ----------
   Net increase (decrease) in net assets     (127,726)   56,451      (1,764,240)  (1,142,823)  (1,859,791)    194,312
NET ASSETS:
   Beginning of year                          708,163   651,712       7,227,604    8,370,427    1,859,791   1,665,479
                                            ---------  --------     -----------  -----------  -----------  ----------
   End of year                              $ 580,437  $708,163     $ 5,463,364  $ 7,227,604  $        --  $1,859,791
                                            =========  ========     ===========  ===========  ===========  ==========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                INVESCO V.I.             INVESCO V.I.       INVESCO VAN KAMPEN V.I.
                                          GLOBAL HEALTH CARE FUND   LARGE CAP GROWTH FUND     CAPITAL GROWTH FUND
                                              SERIES I SHARES        SERIES I SHARES (a)      SERIES I SHARES (a)
                                          -----------------------  -----------------------  -----------------------
                                             2011        2010          2011        2010         2011        2010
                                          ----------  ----------   -----------  ----------  ----------      ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (59,335) $  (48,801)  $   (15,951) $  (49,487) $  (42,719)     $--
   Net realized gain (loss)                   89,235     (21,044)    1,356,911      71,009    (119,601)      --
   Change in unrealized gain (loss)           80,953     192,164      (873,813)    773,833    (585,201)      --
                                          ----------  ----------   -----------  ----------  ----------      ---
   Net increase (decrease) in net assets
      from operations                        110,853     122,319       467,147     795,355    (747,521)      --
                                          ----------  ----------   -----------  ----------  ----------      ---
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       3,662       5,709         1,669       8,571       1,525       --
   Withdrawals                              (377,824)   (381,826)     (225,034)   (586,275)   (651,941)      --
   Contract benefits                        (257,746)   (137,956)      (64,217)   (169,282)   (270,160)      --
   Contract charges                          (11,049)     (9,549)       (4,609)    (12,871)     (7,554)      --
   Transfers                                 342,722     889,913    (5,861,316)    119,687   5,567,104       --
   Other transfers from (to) the General
      Account                                 32,784          (6)          (38)        766      22,413       --
                                          ----------  ----------   -----------  ----------  ----------      ---
   Net increase (decrease) in net assets
      from contract transactions            (267,451)    366,285    (6,153,545)   (639,404)  4,661,387       --
                                          ----------  ----------   -----------  ----------  ----------      ---
   Net increase (decrease) in net assets    (156,598)    488,604    (5,686,398)    155,951   3,913,866       --
NET ASSETS:
   Beginning of year                       4,164,992   3,676,388     5,686,398   5,530,447          --       --
                                          ----------  ----------   -----------  ----------  ----------      ---
   End of year                            $4,008,394  $4,164,992   $        --  $5,686,398  $3,913,866      $--
                                          ==========  ==========   ===========  ==========  ==========      ===

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                                            ENTERPRISE PORTFOLIO        JANUS PORTFOLIO          OVERSEAS PORTFOLIO
                                               SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                                          -----------------------  ------------------------  -------------------------
                                              2011        2010         2011         2010         2011         2010
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (40,364) $  (43,498) $   (68,162) $   (86,315) $   (165,817) $  (172,375)
   Net realized gain (loss)                   295,394      63,203      323,348      197,453     1,046,528    1,121,445
   Change in unrealized gain (loss)          (317,441)    628,550     (706,338)     845,383    (6,918,108)   3,052,083
                                          -----------  ----------  -----------  -----------  ------------  -----------
   Net increase (decrease) in net assets
      from operations                         (62,411)    648,255     (451,152)     956,521    (6,037,397)   4,001,153
                                          -----------  ----------  -----------  -----------  ------------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          262         262        3,665        6,474         5,686        7,001
   Withdrawals                               (667,169)   (545,463)  (1,020,303)  (1,255,395)   (2,168,539)  (2,899,440)
   Contract benefits                         (112,687)    (67,722)    (305,824)    (207,650)     (380,541)    (509,851)
   Contract charges                            (7,167)     (8,010)     (18,221)     (21,722)      (32,706)     (39,006)
   Transfers                                 (234,863)    148,671     (475,864)    (288,029)   (1,535,739)      27,447
   Other transfers from (to) the General
      Account                                  12,463         (77)      23,482        5,006         1,072      121,954
                                          -----------  ----------  -----------  -----------  ------------  -----------
   Net increase (decrease) in net assets
      from contract transactions           (1,009,161)   (472,339)  (1,793,065)  (1,761,316)   (4,110,767)  (3,291,895)
                                          -----------  ----------  -----------  -----------  ------------  -----------
   Net increase (decrease) in net assets   (1,071,572)    175,916   (2,244,217)    (804,795)  (10,148,164)     709,258
NET ASSETS:
   Beginning of year                        3,445,776   3,269,860    8,201,710    9,006,505    20,738,046   20,028,788
                                          -----------  ----------  -----------  -----------  ------------  -----------
   End of year                            $ 2,374,204  $3,445,776  $ 5,957,493  $ 8,201,710  $ 10,589,882  $20,738,046
                                          ===========  ==========  ===========  ===========  ============  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                  MFS(R)                  MFS(R)                   MFS(R)
                                           MID CAP GROWTH SERIES   NEW DISCOVERY SERIES      TOTAL RETURN SERIES
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                          ----------------------  ----------------------  ------------------------
                                             2011        2010        2011        2010         2011        2010
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (27,421) $  (27,102) $  (47,525) $  (35,475) $   106,356  $   153,111
   Net realized gain (loss)                    7,831     (97,545)    640,777     173,570      144,131     (129,962)
   Change in unrealized gain (loss)         (105,507)    575,512    (983,927)    675,619     (182,423)     953,782
                                          ----------  ----------  ----------  ----------  -----------  -----------
   Net increase (decrease) in net assets
      from operations                       (125,097)    450,865    (390,675)    813,714       68,064      976,931
                                          ----------  ----------  ----------  ----------  -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          --          --         165         157        8,497        6,049
   Withdrawals                              (362,706)   (277,965)   (320,629)   (322,597)  (1,636,493)  (2,093,237)
   Contract benefits                         (26,359)    (82,169)    (29,828)    (59,635)  (1,015,381)    (502,811)
   Contract charges                           (4,545)     (4,663)     (8,346)     (6,072)     (26,522)     (26,357)
   Transfers                                (232,800)    688,605    (116,285)    840,716     (653,755)   1,081,628
   Other transfers from (to) the General
      Account                                  3,953       2,405       6,064     107,208        2,496        6,788
                                          ----------  ----------  ----------  ----------  -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions            (622,457)    326,213    (468,859)    559,777   (3,321,158)  (1,527,940)
                                          ----------  ----------  ----------  ----------  -----------  -----------
   Net increase (decrease) in net assets    (747,554)    777,078    (859,534)  1,373,491   (3,253,094)    (551,009)
NET ASSETS:
   Beginning of year                       2,281,926   1,504,848   3,433,727   2,060,236   13,571,982   14,122,991
                                          ----------  ----------  ----------  ----------  -----------  -----------
   End of year                            $1,534,372  $2,281,926  $2,574,193  $3,433,727  $10,318,888  $13,571,982
                                          ==========  ==========  ==========  ==========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                   MFS(R)            OPPENHEIMER BALANCED  OPPENHEIMER CAPITAL APPRECIATION
                                              UTILITIES SERIES             FUND/VA                      FUND/VA
                                               SERVICE CLASS           SERVICE SHARES               SERVICE SHARES
                                          -----------------------  ----------------------  --------------------------------
                                             2011         2010        2011        2010             2011        2010
                                          ----------  -----------  ----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   90,303  $   105,056  $   14,174  $   (5,483)      $  (30,327) $  (40,362)
   Net realized gain (loss)                  141,474     (152,864)   (116,591)   (316,135)         138,102      23,830
   Change in unrealized gain (loss)           76,447      696,231      80,240     547,454         (141,323)    206,661
                                          ----------  -----------  ----------  ----------       ----------  ----------
   Net increase (decrease) in net assets
      from operations                        308,224      648,423     (22,177)    225,836          (33,548)    190,129
                                          ----------  -----------  ----------  ----------       ----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       4,157        2,829          15       2,737              284         362
   Withdrawals                              (857,769)    (831,584)   (222,653)   (424,027)        (332,537)   (384,121)
   Contract benefits                        (164,776)    (280,328)    (73,111)    (63,381)        (340,016)   (125,125)
   Contract charges                          (10,774)     (11,822)     (3,765)     (3,974)          (4,869)     (5,643)
   Transfers                                 114,239     (263,473)    263,636      61,044         (245,238)   (113,131)
   Other transfers from (to) the General
      Account                                 41,015       18,746        (580)          1             (128)       (178)
                                          ----------  -----------  ----------  ----------       ----------  ----------
   Net increase (decrease) in net assets
      from contract transactions            (873,908)  (1,365,632)    (36,458)   (427,600)        (922,504)   (627,836)
                                          ----------  -----------  ----------  ----------       ----------  ----------
   Net increase (decrease) in net assets    (565,684)    (717,209)    (58,635)   (201,764)        (956,052)   (437,707)
NET ASSETS:
   Beginning of year                       6,255,951    6,973,160   2,273,772   2,475,536        2,882,651   3,320,358
                                          ----------  -----------  ----------  ----------       ----------  ----------
   End of year                            $5,690,267  $ 6,255,951  $2,215,137  $2,273,772       $1,926,599  $2,882,651
                                          ==========  ===========  ==========  ==========       ==========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          OPPENHEIMER GLOBAL SECURITIES   OPPENHEIMER HIGH INCOME  OPPENHEIMER MAIN STREET
                                                     FUND/VA                      FUND/VA                 FUND(R)/VA
                                                  SERVICE SHARES               SERVICE SHARES           SERVICE SHARES
                                          -----------------------------  ------------------------  -----------------------
                                                2011         2010            2011        2010         2011        2010
                                            -----------  -----------     ----------  -----------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)             $   (28,407) $   (15,453)    $  152,081  $    99,386   $  (11,810) $   (7,485)
   Net realized gain (loss)                     153,773      (45,209)      (644,592)  (1,662,060)      55,932       3,894
   Change in unrealized gain (loss)          (1,016,526)   1,295,474        435,900    1,816,945      (81,582)    218,179
                                            -----------  -----------     ----------  -----------   ----------  ----------
   Net increase (decrease) in net assets
      from operations                          (891,160)   1,234,812        (56,611)     254,271      (37,460)    214,588
                                            -----------  -----------     ----------  -----------   ----------  ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          7,068       12,076            649          688          504         504
   Withdrawals                               (1,145,405)  (1,489,046)      (755,762)    (453,136)    (342,532)   (294,906)
   Contract benefits                           (347,492)    (513,662)       (74,208)     (43,125)    (132,643)   (120,189)
   Contract charges                             (17,115)     (17,792)        (4,613)      (4,654)      (3,320)     (3,853)
   Transfers                                    (28,796)     450,754        492,342     (155,206)      45,265     (18,865)
   Other transfers from (to) the General
      Account                                    18,621        2,636            (68)        (167)        (130)        654
                                            -----------  -----------     ----------  -----------   ----------  ----------
   Net increase (decrease) in net assets
      from contract transactions             (1,513,119)  (1,555,034)      (341,660)    (655,600)    (432,856)   (436,655)
                                            -----------  -----------     ----------  -----------   ----------  ----------
   Net increase (decrease) in net assets     (2,404,279)    (320,222)      (398,271)    (401,329)    (470,316)   (222,067)
NET ASSETS:
   Beginning of year                          9,788,859   10,109,081      2,102,157    2,503,486    1,732,228   1,954,295
                                            -----------  -----------     ----------  -----------   ----------  ----------
   End of year                              $ 7,384,580  $ 9,788,859     $1,703,886  $ 2,102,157   $1,261,912  $1,732,228
                                            ===========  ===========     ==========  ===========   ==========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                PIONEER FUND          PIONEER REAL ESTATE          T. ROWE PRICE
                                               VCT PORTFOLIO         SHARES VCT PORTFOLIO       INTERNATIONAL STOCK
                                                  CLASS II                 CLASS II                  PORTFOLIO
                                          -----------------------  ------------------------  ------------------------
                                              2011        2010         2011        2010          2011         2010
                                          -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (9,700) $  (13,088) $    66,284  $    87,881  $     3,901  $  (175,758)
   Net realized gain (loss)                   379,870      62,973     (247,565)    (814,097)     703,587      361,628
   Change in unrealized gain (loss)          (580,513)    548,024      851,174    2,819,834   (4,712,548)   3,678,900
                                          -----------  ----------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from operations                        (210,343)    597,909      669,893    2,093,618   (4,005,060)   3,864,770
                                          -----------  ----------  -----------  -----------  -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          692         339        6,807        9,776       31,163       49,232
   Withdrawals                               (581,449)   (718,822)  (1,388,740)  (1,108,425)  (3,598,314)  (3,976,040)
   Contract benefits                         (393,717)   (131,347)    (375,681)    (224,406)  (1,503,748)  (1,202,164)
   Contract charges                            (9,877)    (10,494)     (17,529)     (19,568)     (59,838)     (68,790)
   Transfers                                 (349,112)    211,515      243,886     (588,401)    (835,843)  (1,549,423)
   Other transfers from (to) the General
      Account                                  13,747         (12)       5,495       68,000       98,446      204,922
                                          -----------  ----------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions           (1,319,716)   (648,821)  (1,525,762)  (1,863,024)  (5,868,134)  (6,542,263)
                                          -----------  ----------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets   (1,530,059)    (50,912)    (855,869)     230,594   (9,873,194)  (2,677,493)
NET ASSETS:
   Beginning of year                        4,642,546   4,693,458    8,815,017    8,584,423   33,312,573   35,990,066
                                          -----------  ----------  -----------  -----------  -----------  -----------
   End of year                            $ 3,112,487  $4,642,546  $ 7,959,148  $ 8,815,017  $23,439,379  $33,312,573
                                          ===========  ==========  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Select Separate Account (the "Separate Account"), which funds the Commonwealth Select Acclaim, Commonwealth Select Charter, Commonwealth Select Resource, Commonwealth Select Resource II, Commonwealth Select Reward and the Commonwealth Select Optim-L annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on March 5, 1992, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Fifty-nine Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
DWS Variable Series I
DWS Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust(SM)
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

COMMONWEALTH SELECT SEPARATE ACCOUNT

     The following Underlying Funds were merged as indicated:

DATE            SURVIVING FUND                                               CLOSED FUND
--------------  -----------------------------------------------------------  --------------------------------------------------
April 29, 2011  DWS Capital Growth VIP Class A                               DWS Technology VIP Class A
April 29, 2011  DWS Large Cap Value VIP Class A                              DWS Strategic Value VIP Class A
April 29, 2011  Invesco V.I. Capital Development Fund Series I Shares        Invesco V.I. Dynamics Fund Series I Shares
April 29, 2011  Invesco Van Kampen V.I. Capital Growth Fund Series I Shares  Invesco V.I. Large Cap Growth Fund Series I Shares

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNT

Eaton Vance VT Floating-Rate Income Fund

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

COMMONWEALTH SELECT SEPARATE ACCOUNT

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0, or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no

COMMONWEALTH SELECT SEPARATE ACCOUNT
recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2011.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract deductions are made from each on a pro-rata basis.

     Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate charge is made for each rider.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each sub-account (Unit Fair Value deductions) or deducted from individual contracts (Contract deductions). Current fees and charges are summarized in the table below. For more detailed information about fees and charges, refer to the product prospectuses.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                       COMMONWEALTH
                                                                     SELECT RESOURCE &
                               COMMONWEALTH        COMMONWEALTH     COMMONWEALTH SELECT     COMMONWEALTH        COMMONWEALTH
                              SELECT ACCLAIM      SELECT CHARTER        RESOURCE II         SELECT REWARD      SELECT OPTIM-L
                            ------------------  ------------------  -------------------  ------------------  ------------------
Mortality and Expense Risk
   Frequency                       Daily               Daily               Daily                Daily               Daily
   Deduction Method           Unit Fair Value     Unit Fair Value     Unit Fair Value      Unit Fair Value     Unit Fair Value
   Rate (Annual)                   1.20%               1.25%               1.25%                1.25%               1.60%

Administrative Expense
   Frequency                       Daily               Daily               Daily                Daily               Daily
   Deduction Method           Unit Fair Value     Unit Fair Value     Unit Fair Value      Unit Fair Value     Unit Fair Value
   Rate (Annual)                   0.15%               0.15%               0.15%                0.15%               0.15%

Optional Rider Fees
   Frequency                      Monthly             Monthly             Monthly              Monthly             Monthly
   Deduction Method               Contract            Contract           Contract             Contract             Contract
   Rate (Annual)                0.15%-0.70%         0.15%-0.50%         0.15%-0.50%          0.20%-1.05%         0.25%-0.70%

Contract Fee
   Frequency                Annually, and upon  Annually, and upon   Annually, and upon  Annually, and upon  Annually, and upon
                             full surrender of  full surrender of    full surrender of    full surrender of   full surrender of
                               the contract        the contract         the contract        the contract        the contract
   Deduction Method               Contract           Contract             Contract             Contract           Contract
   Maximum Annual Fee               $35                $35                  $30                  $35                $35

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2011, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT funds' advisory agreement provided for fees ranging from 0.22% to 0.99% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.07% to 0.25% of the fund's average daily net assets.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO CLASS B
   Issuance of Units                                                        66,381        233,097
   Redemption of Units                                                    (284,278)      (477,360)
                                                                       -----------    -----------
      Net increase (decrease)                                             (217,897)      (244,263)
                                                                       ===========    ===========

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
   Issuance of Units                                                     2,020,617      1,237,875
   Redemption of Units                                                  (5,894,261)    (6,804,569)
                                                                       -----------    -----------
      Net increase (decrease)                                           (3,873,644)    (5,566,694)
                                                                       ===========    ===========

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS A
   Issuance of Units                                                       482,570      1,015,520
   Redemption of Units                                                  (3,026,638)    (4,594,745)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,544,068)    (3,579,225)
                                                                       ===========    ===========

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
   Issuance of Units                                                       361,353        679,285
   Redemption of Units                                                  (1,476,638)    (3,440,407)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,115,285)    (2,761,122)
                                                                       ===========    ===========

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
   Issuance of Units                                                       437,393      1,555,228
   Redemption of Units                                                    (939,635)    (1,843,881)
                                                                       -----------    -----------
      Net increase (decrease)                                             (502,242)      (288,653)
                                                                       ===========    ===========

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
   Issuance of Units                                                        89,811        554,942
   Redemption of Units                                                    (687,439)    (1,201,125)
                                                                       -----------    -----------
      Net increase (decrease)                                             (597,628)      (646,183)
                                                                       ===========    ===========

DWS CAPITAL GROWTH VIP CLASS A (a)
   Issuance of Units                                                     5,916,743             --
   Redemption of Units                                                  (2,244,664)            --
                                                                       -----------    -----------
      Net increase (decrease)                                            3,672,079             --
                                                                       ===========    ===========

DWS LARGE CAP VALUE VIP CLASS A (a)
   Issuance of Units                                                     2,532,433             --
   Redemption of Units                                                    (508,908)            --
                                                                       -----------    -----------
      Net increase (decrease)                                            2,023,525             --
                                                                       ===========    ===========

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------
DWS SMALL CAP INDEX VIP CLASS A
   Issuance of Units                                                       916,865        569,885
   Redemption of Units                                                  (1,191,534)    (1,085,927)
                                                                       -----------    -----------
      Net increase (decrease)                                             (274,669)      (516,042)
                                                                       ===========    ===========

DWS STRATEGIC VALUE VIP CLASS A (a)
   Issuance of Units                                                       280,243        313,158
   Redemption of Units                                                  (2,968,300)      (853,084)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,688,057)      (539,926)
                                                                       ===========    ===========

DWS TECHNOLOGY VIP CLASS A (a)
   Issuance of Units                                                       219,534      1,467,360
   Redemption of Units                                                  (5,591,631)    (3,823,336)
                                                                       -----------    -----------
      Net increase (decrease)                                           (5,372,097)    (2,355,976)
                                                                       ===========    ===========

EATON VANCE VT FLOATING-RATE INCOME FUND
   Issuance of Units                                                        95,630      4,983,004
   Redemption of Units                                                  (4,430,962)    (5,326,022)
                                                                       -----------    -----------
      Net increase (decrease)                                           (4,335,332)      (343,018)
                                                                       ===========    ===========

FIDELITY VIP CONTRAFUND(R) PORTFOLIO INITIAL CLASS
   Issuance of Units                                                     1,424,232      2,410,357
   Redemption of Units                                                  (5,679,840)    (5,872,447)
                                                                       -----------    -----------
      Net increase (decrease)                                           (4,255,608)    (3,462,090)
                                                                       ===========    ===========

FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       610,292        825,734
   Redemption of Units                                                  (1,627,480)    (1,718,967)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,017,188)      (893,233)
                                                                       ===========    ===========

FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       706,511      1,106,517
   Redemption of Units                                                  (4,293,456)    (5,328,809)
                                                                       -----------    -----------
      Net increase (decrease)                                           (3,586,945)    (4,222,292)
                                                                       ===========    ===========

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       230,656        291,157
   Redemption of Units                                                  (1,355,522)    (1,789,816)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,124,866)    (1,498,659)
                                                                       ===========    ===========

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------
FIDELITY VIP GROWTH & INCOME PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       212,729        465,674
   Redemption of Units                                                  (1,135,529)    (1,083,611)
                                                                       -----------    -----------
      Net increase (decrease)                                             (922,800)      (617,937)
                                                                       ===========    ===========

FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       128,427        422,065
   Redemption of Units                                                    (585,614)      (435,726)
                                                                       -----------    -----------
      Net increase (decrease)                                             (457,187)       (13,661)
                                                                       ===========    ===========

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       910,907        896,053
   Redemption of Units                                                  (3,664,838)    (3,623,743)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,753,931)    (2,727,690)
                                                                       ===========    ===========

FIDELITY VIP GROWTH PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       386,711        213,834
   Redemption of Units                                                    (953,790)    (1,144,381)
                                                                       -----------    -----------
      Net increase (decrease)                                             (567,079)      (930,547)
                                                                       ===========    ===========

FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
   Issuance of Units                                                     1,900,120      2,379,864
   Redemption of Units                                                  (4,837,292)    (6,168,720)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,937,172)    (3,788,856)
                                                                       ===========    ===========

FIDELITY VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                     1,685,005      2,308,277
   Redemption of Units                                                  (2,146,750)    (4,058,273)
                                                                       -----------    -----------
      Net increase (decrease)                                             (461,745)    (1,749,996)
                                                                       ===========    ===========

FIDELITY VIP MID CAP PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       767,284      1,175,794
   Redemption of Units                                                  (3,267,133)    (3,262,329)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,499,849)    (2,086,535)
                                                                       ===========    ===========

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       264,353        342,790
   Redemption of Units                                                    (822,156)      (860,106)
                                                                       -----------    -----------
      Net increase (decrease)                                             (557,803)      (517,316)
                                                                       ===========    ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        97,512        873,839
   Redemption of Units                                                    (618,705)    (1,070,278)
                                                                       -----------    -----------
      Net increase (decrease)                                             (521,193)      (196,439)
                                                                       ===========    ===========

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
   Issuance of Units                                                       276,323        138,697
   Redemption of Units                                                    (619,760)      (665,366)
                                                                       -----------    -----------
      Net increase (decrease)                                             (343,437)      (526,669)
                                                                       ===========    ===========

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
   Issuance of Units                                                       238,969      1,823,646
   Redemption of Units                                                  (1,612,993)    (2,026,298)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,374,024)      (202,652)
                                                                       ===========    ===========

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
   Issuance of Units                                                     1,614,494      1,114,630
   Redemption of Units                                                  (3,436,294)    (2,931,326)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,821,800)    (1,816,696)
                                                                       ===========    ===========

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
   Issuance of Units                                                       699,567      1,407,611
   Redemption of Units                                                  (2,915,354)    (5,137,533)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,215,787)    (3,729,922)
                                                                       ===========    ===========

FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
   Issuance of Units                                                       710,908        930,321
   Redemption of Units                                                  (1,930,293)    (2,547,035)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,219,385)    (1,616,714)
                                                                       ===========    ===========

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
   Issuance of Units                                                     5,441,317      6,798,187
   Redemption of Units                                                 (13,824,958)   (14,406,736)
                                                                       -----------    -----------
      Net increase (decrease)                                           (8,383,641)    (7,608,549)
                                                                       ===========    ===========

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
   Issuance of Units                                                     2,964,529      3,476,924
   Redemption of Units                                                 (12,317,180)   (15,663,820)
                                                                       -----------    -----------
      Net increase (decrease)                                           (9,352,651)   (12,186,896)
                                                                       ===========    ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
   Issuance of Units                                                     3,271,407      6,223,860
   Redemption of Units                                                  (8,811,681)   (10,159,004)
                                                                       -----------    -----------
      Net increase (decrease)                                           (5,540,274)    (3,935,144)
                                                                       ===========    ===========

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
   Issuance of Units                                                       271,489        344,582
   Redemption of Units                                                  (1,949,060)    (2,601,540)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,677,571)    (2,256,958)
                                                                       ===========    ===========

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
   Issuance of Units                                                       578,061        665,180
   Redemption of Units                                                  (3,145,793)    (3,986,452)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,567,732)    (3,321,272)
                                                                       ===========    ===========

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
   Issuance of Units                                                    16,107,438     27,924,343
   Redemption of Units                                                 (23,385,189)   (35,236,545)
                                                                       -----------    -----------
      Net increase (decrease)                                           (7,277,751)    (7,312,202)
                                                                       ===========    ===========

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
   Issuance of Units                                                       889,138      1,349,901
   Redemption of Units                                                  (5,102,929)    (6,696,205)
                                                                       -----------    -----------
      Net increase (decrease)                                           (4,213,791)    (5,346,304)
                                                                       ===========    ===========

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
   Issuance of Units                                                     1,114,348      1,196,775
   Redemption of Units                                                  (4,158,218)    (5,555,806)
                                                                       -----------    -----------
      Net increase (decrease)                                           (3,043,870)    (4,359,031)
                                                                       ===========    ===========

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
   Issuance of Units                                                       474,499        198,712
   Redemption of Units                                                    (522,645)      (913,386)
                                                                       -----------    -----------
      Net increase (decrease)                                              (48,146)      (714,674)
                                                                       ===========    ===========

INVESCO V.I. BASIC VALUE FUND SERIES II SHARES
   Issuance of Units                                                        67,996        744,426
   Redemption of Units                                                    (777,296)    (1,475,380)
                                                                       -----------    -----------
      Net increase (decrease)                                             (709,300)      (730,954)
                                                                       ===========    ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------

INVESCO V.I. CAPITAL APPRECIATION FUND SERIES I SHARES
   Issuance of Units                                                       290,832        260,572
   Redemption of Units                                                  (1,419,558)    (1,799,458)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,128,726)    (1,538,886)
                                                                       ===========    ===========

INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES I SHARES (a)
   Issuance of Units                                                     2,572,139             --
   Redemption of Units                                                    (567,379)            --
                                                                       -----------    -----------
      Net increase (decrease)                                            2,004,760             --
                                                                       ===========    ===========

INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES II SHARES
   Issuance of Units                                                       279,208        150,004
   Redemption of Units                                                    (335,551)      (191,305)
                                                                       -----------    -----------
      Net increase (decrease)                                              (56,343)       (41,301)
                                                                       ===========    ===========

INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
   Issuance of Units                                                     1,287,407      1,580,482
   Redemption of Units                                                  (3,247,580)    (3,688,906)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,960,173)    (2,108,424)
                                                                       ===========    ===========

INVESCO V.I. DYNAMICS FUND SERIES I SHARES (a)
   Issuance of Units                                                        11,573        449,731
   Redemption of Units                                                  (2,573,791)      (671,799)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,562,218)      (222,068)
                                                                       ===========    ===========

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
   Issuance of Units                                                       795,369      1,390,428
   Redemption of Units                                                  (1,047,009)    (1,024,167)
                                                                       -----------    -----------
      Net increase (decrease)                                             (251,640)       366,261
                                                                       ===========    ===========

INVESCO V.I. LARGE CAP GROWTH FUND SERIES I SHARES (a)
   Issuance of Units                                                       255,839      1,066,447
   Redemption of Units                                                  (8,219,960)    (2,070,484)
                                                                       -----------    -----------
      Net increase (decrease)                                           (7,964,121)    (1,004,037)
                                                                       ===========    ===========

INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND SERIES I SHARES (a)
   Issuance of Units                                                     7,965,841             --
   Redemption of Units                                                  (2,059,042)            --
                                                                       -----------    -----------
      Net increase (decrease)                                            5,906,799             --
                                                                       ===========    ===========

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
   Issuance of Units                                                       537,772        912,546
   Redemption of Units                                                  (1,832,487)    (1,684,199)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,294,715)      (771,653)
                                                                       ===========    ===========

JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
   Issuance of Units                                                       324,044      1,132,312
   Redemption of Units                                                  (2,866,408)    (3,858,984)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,542,364)    (2,726,672)
                                                                       ===========    ===========

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
   Issuance of Units                                                       960,496      2,178,670
   Redemption of Units                                                  (3,545,773)    (4,270,617)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,585,277)    (2,091,947)
                                                                       ===========    ===========

MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
   Issuance of Units                                                       628,130      1,035,103
   Redemption of Units                                                  (1,246,096)      (674,966)
                                                                       -----------    -----------
      Net increase (decrease)                                             (617,966)       360,137
                                                                       ===========    ===========

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
   Issuance of Units                                                       810,655      1,494,268
   Redemption of Units                                                  (1,146,998)    (1,056,784)
                                                                       -----------    -----------
      Net increase (decrease)                                             (336,343)       437,484
                                                                       ===========    ===========

MFS(R) TOTAL RETURN SERIES SERVICE CLASS
   Issuance of Units                                                       705,257      2,465,327
   Redemption of Units                                                  (3,297,936)    (3,808,551)
                                                                       -----------    -----------
      Net increase (decrease)                                           (2,592,679)    (1,343,224)
                                                                       ===========    ===========

MFS(R) UTILITIES SERIES SERVICE CLASS
   Issuance of Units                                                       642,420        335,015
   Redemption of Units                                                    (990,785)      (979,186)
                                                                       -----------    -----------
      Net increase (decrease)                                             (348,365)      (644,171)
                                                                       ===========    ===========

OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
   Issuance of Units                                                       520,358        466,467
   Redemption of Units                                                    (555,822)      (938,919)
                                                                       -----------    -----------
      Net increase (decrease)                                              (35,464)      (472,452)
                                                                       ===========    ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------
                                                                           2011           2010
                                                                       -----------    -----------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
   Issuance of Units                                                        51,816        234,810
   Redemption of Units                                                    (890,597)      (877,555)
                                                                       -----------    -----------
      Net increase (decrease)                                             (838,781)      (642,745)
                                                                       ===========    ===========

OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
   Issuance of Units                                                       863,536        934,953
   Redemption of Units                                                  (1,866,233)    (2,027,412)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,002,697)    (1,092,459)
                                                                       ===========    ===========

OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
   Issuance of Units                                                     2,035,692      3,547,355
   Redemption of Units                                                  (2,878,755)    (5,401,193)
                                                                       -----------    -----------
      Net increase (decrease)                                             (843,063)    (1,853,838)
                                                                       ===========    ===========

OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
   Issuance of Units                                                       116,487        224,746
   Redemption of Units                                                    (509,065)      (662,458)
                                                                       -----------    -----------
      Net increase (decrease)                                             (392,578)      (437,712)
                                                                       ===========    ===========

PIONEER FUND VCT PORTFOLIO CLASS II
   Issuance of Units                                                       272,772        648,742
   Redemption of Units                                                  (1,517,239)    (1,312,066)
                                                                       -----------    -----------
      Net increase (decrease)                                           (1,244,467)      (663,324)
                                                                       ===========    ===========

PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
   Issuance of Units                                                       512,775        620,199
   Redemption of Units                                                  (1,138,957)    (1,505,122)
                                                                       -----------    -----------
      Net increase (decrease)                                             (626,182)      (884,923)
                                                                       ===========    ===========

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
   Issuance of Units                                                       801,539      1,636,252
   Redemption of Units                                                  (4,740,011)    (6,461,040)
                                                                       -----------    -----------
      Net increase (decrease)                                           (3,938,472)    (4,824,788)
                                                                       ===========    ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2011 were as follows:

                        INVESTMENT PORTFOLIOS                           PURCHASES       SALES
--------------------------------------------------------------------   -----------   -----------
AllianceBernstein VPS Global Thematic Growth Portfolio Class B         $    73,244   $   309,824
AllianceBernstein VPS Growth and Income Portfolio Class B                1,518,464     5,868,486
AllianceBernstein VPS Large Cap Growth Portfolio Class A                   208,507     2,391,256
AllianceBernstein VPS Large Cap Growth Portfolio Class B                   199,631     1,140,874
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                657,594     1,566,258
AllianceBernstein VPS Value Portfolio Class B                              102,725       751,051
DWS Capital Growth VIP Class A (a)                                       3,103,908       976,608
DWS Large Cap Value VIP Class A (a)                                      2,800,186       549,149
DWS Small Cap Index VIP Class A                                          1,338,204     1,742,407
DWS Strategic Value VIP Class A (a)                                        293,945     3,256,376
DWS Technology VIP Class A (a)                                             100,893     3,133,183
Eaton Vance VT Floating-Rate Income Fund                                   567,760     5,510,799
Fidelity VIP Contrafund(R) Portfolio Initial Class                       1,515,759     7,578,476
Fidelity VIP Contrafund(R) Portfolio Service Class 2                       822,746     2,337,317
Fidelity VIP Equity-Income Portfolio Initial Class                       1,473,687     9,471,127
Fidelity VIP Equity-Income Portfolio Service Class 2                       234,033     1,480,925
Fidelity VIP Growth & Income Portfolio Initial Class                       203,456     1,104,902
Fidelity VIP Growth & Income Portfolio Service Class 2                     121,947       579,751
Fidelity VIP Growth Portfolio Initial Class                              1,072,213     7,867,564
Fidelity VIP Growth Portfolio Service Class 2                              278,255       755,699
Fidelity VIP High Income Portfolio Initial Class                         4,047,244     7,791,469
Fidelity VIP High Income Portfolio Service Class 2                       2,568,639     3,100,157
Fidelity VIP Mid Cap Portfolio Initial Class                             1,205,110     7,067,094
Fidelity VIP Mid Cap Portfolio Service Class 2                             548,356     1,848,620
Fidelity VIP Value Strategies Portfolio Service Class 2                    131,126       886,217
FT VIP Franklin Large Cap Growth Securities Fund Class 2                   307,849       692,855
FT VIP Franklin Small Cap Value Securities Fund Class 2                    309,221     2,533,508
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2               890,523     2,700,479
FT VIP Mutual Shares Securities Fund Class 2                               954,588     4,008,767
FT VIP Templeton Foreign Securities Fund Class 2                           871,220     2,630,605
Goldman Sachs VIT Core Fixed Income Fund Service Shares                  6,468,213    22,339,262
Goldman Sachs VIT Equity Index Fund Service Shares                       1,484,110    10,069,255
Goldman Sachs VIT Government Income Fund Service Shares                  3,982,946    10,735,318
Goldman Sachs VIT Growth Opportunities Fund Service Shares                 783,052     7,533,080
Goldman Sachs VIT Mid Cap Value Fund Service Shares                        648,520     6,355,563
Goldman Sachs VIT Money Market Fund Service Shares                      13,426,183    23,666,769
Goldman Sachs VIT Strategic Growth Fund Service Shares                     228,685     9,349,355
Goldman Sachs VIT Strategic International Equity Fund Service Shares     1,171,919     5,435,887
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares               399,282       460,807
Invesco V.I. Basic Value Fund Series II Shares                              40,222       708,767
Invesco V.I. Capital Appreciation Fund Series I Shares                     142,081       936,931
Invesco V.I. Capital Development Fund Series I Shares (a)                2,044,086       402,005

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                        INVESTMENT PORTFOLIOS                           PURCHASES       SALES
--------------------------------------------------------------------   -----------   -----------
Invesco V.I. Capital Development Fund Series II Shares                 $   172,950   $   255,693
Invesco V.I. Core Equity Fund Series I Shares                              932,881     2,667,468
Invesco V.I. Dynamics Fund Series I Shares (a)                               7,938     2,083,059
Invesco V.I. Global Health Care Fund Series I Shares                       781,013     1,107,799
Invesco V.I. Large Cap Growth Fund Series I Shares (a)                     184,052     6,353,548
Invesco Van Kampen V.I. Capital Growth Fund Series I Shares (a)          6,035,430     1,416,762
Janus Aspen Enterprise Portfolio Service Shares                            299,891     1,349,417
Janus Aspen Janus Portfolio Service Shares                                 131,858     1,993,085
Janus Aspen Overseas Portfolio Service Shares                            1,097,655     5,211,410
MFS(R) Mid Cap Growth Series Service Class                                 350,801     1,000,679
MFS(R) New Discovery Series Service Class                                1,489,169     1,602,086
MFS(R) Total Return Series Service Class                                   867,343     4,082,145
MFS(R) Utilities Series Service Class                                    1,247,180     2,030,785
Oppenheimer Balanced Fund/VA Service Shares                                514,469       536,753
Oppenheimer Capital Appreciation Fund/VA Service Shares                     37,334       990,165
Oppenheimer Global Securities Fund/VA Service Shares                     1,200,592     2,742,118
Oppenheimer High Income Fund/VA Service Shares                             905,073     1,094,652
Oppenheimer Main Street Fund(R)/VA Service Shares                           99,256       543,923
Pioneer Fund VCT Portfolio Class II                                        432,413     1,526,927
Pioneer Real Estate Shares VCT Portfolio Class II                        1,129,715     2,589,193
T. Rowe Price International Stock Portfolio                                606,790     6,471,023

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO CLASS B
2011                         621,087   0.887482   0.891733      551,406     0.37       1.35     1.40     (24.48)     (24.45)
2010                         838,984   1.175223   1.180247      986,482     2.12       1.35     1.40      16.92       16.98
2009                       1,083,247   1.005112   1.008910    1,089,290      N/A       1.35     1.40      51.00       51.07
2008                       1,026,615   0.665653   0.667821      683,713      N/A       1.35     1.40     (48.20)     (48.18)
2007                       1,501,910   1.285099   1.288623    1,930,842      N/A       1.35     1.40      18.22       18.28
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
2011                      19,456,272   1.110344   1.137027   21,731,679     1.11       1.35     1.40       4.58        4.64
2010                      23,329,916   1.061674   1.086637   24,909,408      N/A       1.35     1.40      11.22       11.28
2009                      28,896,610   0.954577   0.976514   27,738,162     3.52       1.35     1.40      18.66       18.72
2008                      34,506,039   0.804443   0.822508   27,910,084     1.81       1.35     1.40     (41.53)     (41.50)
2007                      41,992,914   1.375721   1.405902   58,073,625     1.19       1.35     1.40       3.39        3.44
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS A
2011                      11,891,821   0.777160   0.777160    9,241,948     0.33       1.40     1.40      (4.40)      (4.40)
2010                      14,435,889   0.812928   0.812928   11,735,338     0.49       1.40     1.40       8.56        8.56
2009                      18,015,114   0.748838   0.748838   13,490,402     0.16       1.40     1.40      35.59       35.59
2008                      21,980,144   0.552274   0.552274   12,139,062      N/A       1.40     1.40     (40.51)     (40.51)
2007                      28,542,886   0.928301   0.928301   26,496,390      N/A       1.40     1.40      12.32       12.32
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2011                       5,251,818   0.809442   0.725977    4,009,923     0.09       1.35     1.40      (4.63)      (4.58)
2010                       6,367,103   0.848727   0.760819    5,072,679     0.27       1.35     1.40       8.29        8.35
2009                       9,128,223   1.220263   0.702192    6,703,628      N/A       1.35     1.75      34.71       35.26
2008                       9,220,667   0.905852   0.519157    5,002,887      N/A       1.35     1.75     (40.88)     (40.63)
2007                      11,627,984   1.532113   0.874516   10,654,879      N/A       1.35     1.75      11.63       12.08
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2011                       2,598,283   1.600865   1.608697    4,165,130     0.26       1.35     1.40      (9.90)      (9.86)
2010                       3,100,525   1.776814   1.784592    5,515,189     0.30       1.35     1.40      24.82       24.88
2009                       3,389,178   1.423521   1.429025    4,828,726     0.81       1.35     1.40      40.66       40.73
2008                       3,900,482   1.012030   1.015428    3,949,991     0.45       1.35     1.40     (36.65)     (36.61)
2007                       5,361,635   1.597446   1.601999    8,569,226     0.76       1.35     1.40       0.11        0.16

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
2011                       1,678,102   1.010811   1.015813    1,698,219     1.23       1.35     1.40      (5.13)      (5.08)
2010                       2,275,730   1.065416   1.070139    2,426,883     1.75       1.35     1.40       9.86        9.92
2009                       2,921,912   0.969796   0.973598    2,836,580     3.07       1.35     1.40      19.34       19.40
2008                       3,837,190   0.812631   0.815403    3,121,145     2.19       1.35     1.40     (41.84)     (41.81)
2007                       4,959,421   1.397267   1.401319    6,934,684     1.34       1.35     1.40      (5.51)      (5.46)
DWS CAPITAL GROWTH VIP CLASS A (a)
2011                       3,672,079   0.472830   0.568737    1,793,375      N/A       1.35     1.40     (11.81)     (11.78)
DWS LARGE CAP VALUE VIP CLASS A (a)
2011                       2,023,525   1.016756   1.039186    2,066,959      N/A       1.35     1.40      (8.32)      (8.29)
DWS SMALL CAP INDEX VIP CLASS A
2011                       2,988,963   1.425033   1.497779    4,319,617     0.91       1.35     1.40      (5.75)      (5.71)
2010                       3,263,632   1.512038   1.588417    4,996,804     0.90       1.35     1.40      24.63       24.69
2009                       3,779,673   1.213269   1.273916    4,630,197     1.76       1.35     1.40      24.80       24.86
2008                       4,645,897   0.972158   1.020238    4,566,167     1.55       1.35     1.40     (35.05)     (35.01)
2007                       6,648,635   1.496703   1.569946   10,056,912     0.88       1.35     1.40      (3.27)      (3.22)
EATON VANCE VT FLOATING-RATE INCOME FUND
2011                       8,012,853   1.212623   1.219391    9,727,972     4.23       1.35     1.40       1.11        1.16
2010                      12,348,185   1.199296   1.205366   14,826,386     4.32       1.35     1.40       7.60        7.65
2009                      12,691,202   1.114632   1.119705   14,160,916     4.83       1.35     1.40      42.29       42.36
2008                      13,557,737   0.783365   0.786528   10,628,348     5.71       1.35     1.40     (28.16)     (28.12)
2007                      18,315,324   1.090357   1.094206   19,982,136     6.28       1.35     1.40       0.20        0.25
FIDELITY VIP CONTRAFUND(R) PORTFOLIO INITIAL CLASS
2011                      14,928,449   1.336431   1.336431   19,950,842     0.91       1.40     1.40      (3.89)      (3.89)
2010                      19,184,057   1.390530   1.390530   26,676,007     1.19       1.40     1.40      15.58       15.58
2009                      22,646,147   1.203123   1.203123   27,246,100     1.37       1.40     1.40      33.81       33.81
2008                      27,351,024   0.899130   0.899130   24,592,127     0.91       1.40     1.40     (43.32)     (43.32)
2007                      34,328,079   1.586316   1.586316   54,455,180     0.92       1.40     1.40      15.95       15.95

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2011                       3,124,208   1.677399   1.373443    4,291,428     0.71       1.35     1.75      (4.49)      (4.10)
2010                       4,141,396   1.756202   1.432138    5,931,592     0.99       1.35     1.75      14.88       15.35
2009                       5,034,629   1.528703   1.241577    6,251,361     1.15       1.35     1.75      33.10       33.64
2008                       5,990,787   1.148549   0.929055    5,566,140     0.72       1.35     1.75     (43.70)     (43.47)
2007                       7,649,766   2.039876   1.643342   12,571,853     0.77       1.35     1.75      15.25       15.72
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2011                      16,657,334   2.305484   2.305484   38,403,217     2.34       1.40     1.40      (0.44)      (0.44)
2010                      20,244,279   2.315737   2.315737   46,880,425     1.73       1.40     1.40      13.54       13.54
2009                      24,466,570   2.039613   2.039613   49,902,335     2.22       1.40     1.40      28.38       28.38
2008                      29,479,621   1.588681   1.588681   46,833,713     2.29       1.40     1.40     (43.46)     (43.46)
2007                      37,240,060   2.809762   2.809762  104,635,707     1.67       1.40     1.40       0.11        0.11
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2011                       3,926,495   1.360486   1.124330    4,414,775     2.11       1.35     1.75      (1.11)      (0.71)
2010                       5,051,361   1.375726   1.132319    5,719,856     1.48       1.35     1.75      12.91       13.37
2009                       6,550,020   1.218449   0.998815    6,542,432     1.98       1.35     1.75      27.61       28.13
2008                       8,153,853   0.954826   0.779534    6,356,353     2.16       1.35     1.75     (43.82)     (43.58)
2007                       9,945,125   1.699445   1.381782   13,742,273     1.55       1.35     1.75      (0.50)      (0.10)
FIDELITY VIP GROWTH & INCOME PORTFOLIO INITIAL CLASS
2011                       3,626,500   0.984129   0.984129    3,568,943     1.67       1.40     1.40       0.18        0.18
2010                       4,549,300   0.982317   0.982317    4,468,855     0.70       1.40     1.40      13.26       13.26
2009                       5,167,237   0.867299   0.867299    4,481,539     1.07       1.40     1.40      25.42       25.42
2008                       6,091,018   0.691502   0.691502    4,211,951     1.03       1.40     1.40     (42.52)     (42.52)
2007                       8,772,798   1.203011   1.203011   10,553,774     1.94       1.40     1.40      10.56       10.56
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
2011                         762,856   0.981181   0.981181      748,500     1.33       1.35     1.35      (0.01)      (0.01)
2010                       1,220,043   0.981293   0.981293    1,197,220     0.51       1.35     1.35      13.00       13.00
2009                       1,233,704   0.868384   0.868384    1,071,329     0.92       1.35     1.35      25.30       25.30
2008                       1,390,222   0.693032   0.693032      963,468     0.95       1.35     1.35     (42.68)     (42.68)
2007                       1,604,675   1.209143   1.209143    1,940,282     1.42       1.35     1.35      10.35       10.35

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2011                      12,935,357   2.280101   2.280101   29,493,919     0.34       1.40     1.40      (1.20)      (1.20)
2010                      15,689,287   2.307833   2.307833   36,208,255     0.27       1.40     1.40      22.44       22.44
2009                      18,416,978   1.884945   1.884945   34,714,990     0.44       1.40     1.40      26.49       26.49
2008                      21,945,922   1.490197   1.490197   32,703,747     0.76       1.40     1.40     (47.91)     (47.91)
2007                      26,315,676   2.860724   2.860724   75,281,886     0.85       1.40     1.40      25.19       25.19
FIDELITY VIP GROWTH PORTFOLIO SERVICE CLASS 2
2011                       2,294,573   0.773379   0.773379    1,774,574     0.12       1.35     1.35      (1.38)      (1.38)
2010                       2,861,652   0.784222   0.784222    2,244,170     0.03       1.35     1.35      22.19       22.19
2009                       3,792,198   1.147735   0.641806    2,434,282     0.19       1.35     1.75      25.72       26.24
2008                       4,544,120   0.912899   0.508417    2,310,688     0.55       1.35     1.75     (48.23)     (48.02)
2007                       5,453,248   1.763446   0.978118    5,334,721     0.41       1.35     1.75      24.44       24.95
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2011                      15,672,548   1.801551   1.801551   28,234,894     6.37       1.40     1.40       2.57        2.57
2010                      18,609,720   1.756344   1.756344   32,685,070     7.36       1.40     1.40      12.23       12.23
2009                      22,398,576   1.564938   1.564938   35,052,383     7.84       1.40     1.40      41.94       41.94
2008                      24,892,906   1.102505   1.102505   27,444,554     7.73       1.40     1.40     (26.04)     (26.04)
2007                      31,959,271   1.490600   1.490600   47,638,490     7.51       1.40     1.40       1.35        1.35
FIDELITY VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2
2011                       2,296,780   1.542590   1.542590    3,542,990     5.62       1.35     1.35       2.32        2.32
2010                       2,758,525   1.507687   1.507687    4,158,992     6.18       1.35     1.35      12.14       12.14
2009                       4,508,521   1.344479   1.344479    6,061,611     8.98       1.35     1.35      41.53       41.53
2008                       4,951,762   0.949968   0.949968    4,704,015     7.64       1.35     1.35     (26.15)     (26.15)
2007                       4,354,620   1.286396   1.286396    5,601,766     6.54       1.35     1.35       1.16        1.16
FIDELITY VIP MID CAP PORTFOLIO INITIAL CLASS
2011                       9,369,916   2.038368   2.038368   19,099,336     0.23       1.40     1.40     (11.87)     (11.87)
2010                      11,869,765   2.312790   2.312790   27,452,273     0.36       1.40     1.40      27.03       27.03
2009                      13,956,300   1.820634   1.820634   25,409,313     0.67       1.40     1.40      38.13       38.13
2008                      16,357,055   1.318096   1.318096   21,560,169     0.44       1.40     1.40     (40.29)     (40.29)
2007                      20,407,468   2.207552   2.207552   45,050,548     0.94       1.40     1.40      14.01       14.01

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2011                       1,739,489   2.137798   2.043233    3,554,264     0.02       1.35     1.75     (12.41)     (12.06)
2010                       2,297,292   2.440815   2.323371    5,337,566     0.12       1.35     1.75      26.32       26.84
2009                       2,814,608   1.932216   1.831787    5,155,852     0.43       1.35     1.75      37.31       37.87
2008                       3,490,814   1.407220   1.328681    4,638,248     0.24       1.35     1.75     (40.67)     (40.42)
2007                       4,493,807   2.371650   2.230199   10,022,212     0.51       1.35     1.75      13.32       13.78
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
2011                       1,961,414   1.301974   1.308297    2,557,772     0.67       1.35     1.40     (10.31)     (10.27)
2010                       2,482,607   1.451661   1.457975    3,608,499     0.28       1.35     1.40      24.57       24.63
2009                       2,679,045   1.165348   1.169818    3,124,255     0.37       1.35     1.40      54.95       55.03
2008                       2,961,661   0.752076   0.754575    2,228,809     0.48       1.35     1.40     (51.97)     (51.94)
2007                       3,714,529   1.565803   1.570221    5,819,017     0.60       1.35     1.40       3.97        4.02
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2011                       1,297,529   1.099001   1.104381    1,426,665     0.62       1.35     1.40      (2.89)      (2.84)
2010                       1,640,966   1.131660   1.136624    1,858,130     0.84       1.35     1.40      10.03       10.08
2009                       2,167,634   1.028527   1.032516    2,230,646     1.50       1.35     1.40      27.92       27.98
2008                       2,981,841   0.804070   0.806779    2,398,524     1.28       1.35     1.40     (35.45)     (35.41)
2007                       3,786,601   1.245569   1.249156    4,717,984     0.73       1.35     1.40       4.74        4.80
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2011                       2,975,458   1.872022   1.523452    4,516,727     0.71       1.35     1.75      (5.45)      (5.06)
2010                       4,349,482   1.979842   1.604654    6,956,525     0.84       1.35     1.75      25.98       26.49
2009                       4,552,134   1.571536   1.268588    5,756,537     1.63       1.35     1.75      26.90       27.41
2008                       6,218,348   1.238446   0.995651    6,174,715     1.17       1.35     1.75     (34.19)     (33.92)
2007                       7,432,013   1.881872   1.506770   11,171,838     0.66       1.35     1.75      (4.09)      (3.70)
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2011                       8,396,645   0.867284   0.983605    7,464,914      N/A       1.35     1.40      (6.17)      (6.12)
2010                      10,218,445   0.924266   1.047692    9,674,475      N/A       1.35     1.40      25.84       25.90
2009                      12,035,143   0.734499   0.832147    9,049,751      N/A       1.35     1.40      41.56       41.64
2008                      14,420,956   0.518852   0.587527    7,658,287      N/A       1.35     1.40     (43.30)     (43.27)
2007                      17,299,524   0.915109   1.035717   16,214,533      N/A       1.35     1.40       9.69        9.74

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2011                      12,063,944   1.393794   1.431113   17,244,401     2.30       1.35     1.75      (2.78)      (2.38)
2010                      14,279,731   1.433567   1.465996   20,918,160     1.51       1.35     1.75       9.25        9.70
2009                      18,009,653   1.312193   1.336427   24,060,816     1.93       1.35     1.75      23.84       24.35
2008                      21,608,229   1.059565   1.074758   23,225,495     2.85       1.35     1.75     (38.21)     (37.96)
2007                      27,732,477   1.714838   1.732332   48,065,443     1.45       1.35     1.75       1.67        2.08
FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
2011                       5,256,073   1.541846   1.330910    6,966,939     1.73       1.35     1.75     (12.20)     (11.84)
2010                       6,475,458   1.756105   1.509695    9,740,766     1.90       1.35     1.75       6.51        6.94
2009                       8,092,172   1.648750   1.411672   11,387,725     3.47       1.35     1.75      34.65       35.19
2008                       9,463,026   1.224510   1.044187    9,854,394     2.48       1.35     1.75     (41.42)     (41.18)
2007                      12,471,811   2.090428   1.775341   22,090,870     1.91       1.35     1.75      13.44       13.90
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2011                      32,301,631   1.267345   1.510195   64,684,451     2.49       1.35     1.75       5.09        5.52
2010                      40,685,272   1.205934   1.431186   77,533,229     3.01       1.35     1.75       5.30        5.73
2009                      48,293,821   1.145244   1.353648   86,293,575     4.84       1.35     1.75      12.68       13.13
2008                      54,452,623   1.016410   1.196510   85,977,868     5.01       1.35     1.75     (10.18)      (9.82)
2007                      70,027,535   1.131632   1.326752  122,787,838     4.54       1.35     1.75       4.95        5.37
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2011                      43,147,858   1.419697   0.961304   39,440,869     1.53       1.35     1.75      (0.03)       0.38
2010                      52,500,509   1.420147   0.957709   47,849,325     1.55       1.35     1.75      12.91       13.37
2009                      64,687,405   1.257728   0.844745   52,052,287     1.96       1.35     1.75      24.07       24.58
2008                      78,734,032   1.013696   0.678075   50,895,654     1.70       1.35     1.75     (38.36)     (38.11)
2007                      94,753,687   1.644646   1.095658   98,958,575     1.61       1.35     1.75       3.48        3.90
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2011                      13,339,368   1.360988   1.367669   18,170,323     0.94       1.35     1.40       4.86        4.91
2010                      18,879,642   1.297920   1.303626   24,525,098     1.76       1.35     1.40       3.72        3.77
2009                      22,814,787   1.251345   1.256207   28,571,163     3.49       1.35     1.40       4.95        5.00
2008                      27,403,741   1.192337   1.196361   32,698,713     4.46       1.35     1.40       1.71        1.76
2007                      20,722,207   1.172295   1.175661   24,305,440     4.06       1.35     1.40       5.84        5.89

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2011                       7,521,099   4.187982   1.780863   29,492,935      N/A       1.35     1.40      (5.31)      (5.27)
2010                       9,198,670   4.423055   1.879869   38,041,294      N/A       1.35     1.40      17.69       17.75
2009                      11,455,628   3.758171   1.596470   40,058,132      N/A       1.35     1.40      56.37       56.45
2008                      13,208,381   2.403340   1.020418   29,868,117      N/A       1.35     1.40     (41.64)     (41.61)
2007                      16,915,773   4.117882   1.747505   65,263,283      N/A       1.35     1.40      17.70       17.76
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2011                      11,700,799   1.752734   1.804521   22,960,047     0.50       1.35     1.75      (8.23)      (7.86)
2010                      14,268,531   1.909928   1.958386   30,372,189     0.42       1.35     1.75      22.51       23.01
2009                      17,589,803   1.558964   1.592049   30,449,243     1.48       1.35     1.75      30.46       30.99
2008                      21,920,139   1.194996   1.215405   28,988,094     0.71       1.35     1.75     (38.31)     (38.06)
2007                      28,145,266   1.937171   1.962256   60,124,623     0.59       1.35     1.75       1.35        1.77
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2011                      32,210,331   1.001967   1.079825   43,549,030     0.01       1.35     1.75      (1.75)      (1.34)
2010                      39,488,082   1.019780   1.094544   53,789,616     0.01       1.35     1.75      (1.75)      (1.34)
2009                      46,800,285   1.037897   1.109464   64,732,530     0.17       1.35     1.75      (1.61)      (1.20)
2008                      65,097,492   1.054834   1.122982   91,851,810     2.22       1.35     1.75       0.46        0.87
2007                      66,461,716   1.049993   1.113286   92,803,442     4.86       1.35     1.75       3.15        3.57
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2011                      25,408,898   2.174320   0.732028   50,548,384     0.21       1.35     1.40      (4.22)      (4.17)
2010                      29,622,689   2.270195   0.763917   61,361,587     0.18       1.35     1.40       8.95        9.01
2009                      34,968,992   1.294507   0.700798   66,254,036     0.21       1.35     1.75      44.92       45.51
2008                      41,330,566   0.893270   0.481621   54,059,041      N/A       1.35     1.75     (42.97)     (42.73)
2007                      50,064,958   1.566229   0.841030  114,546,423     0.07       1.35     1.75       8.09        8.53
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2011                      17,886,400   1.414414   0.785789   23,632,120     2.92       1.35     1.40     (16.35)     (16.31)
2010                      20,930,270   1.690945   0.938938   33,016,306     1.21       1.35     1.40       8.55        8.60
2009                      25,289,300   1.276423   0.864582   36,678,995     1.60       1.35     1.75      26.12       26.64
2008                      29,603,932   1.012043   0.682724   33,852,172     2.57       1.35     1.75     (47.04)     (46.82)
2007                      35,484,103   1.910793   1.283782   76,412,193     1.20       1.35     1.75       5.97        6.40

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2011                       1,284,565   1.055042   1.060119    1,356,053     1.67       1.35     1.40       2.44        2.49
2010                       1,332,711   1.029879   1.034325    1,373,188     1.14       1.35     1.40      11.02       11.08
2009                       2,047,385   1.113553   0.931157    1,900,131     2.02       1.35     1.75      18.78       19.26
2008                       2,024,539   0.937525   0.780787    1,576,381     1.48       1.35     1.75     (38.23)     (37.98)
2007                       2,243,922   1.517821   1.258930    2,818,747     0.89       1.35     1.75      (3.44)      (3.04)
INVESCO V.I. BASIC VALUE FUND SERIES II SHARES
2011                       2,687,209   1.092458   0.878519    2,351,923     0.58       1.35     1.75      (5.09)      (4.70)
2010                       3,396,509   1.151008   0.921848    3,120,196     0.35       1.35     1.75       5.07        5.50
2009                       4,127,462   1.095431   0.873783    3,595,828     1.24       1.35     1.75      45.15       45.75
2008                       4,475,095   0.754665   0.599526    2,676,090     0.46       1.35     1.75     (52.75)     (52.55)
2007                       5,654,105   1.597063   1.263598    7,129,011     0.29       1.35     1.75      (0.41)      (0.01)
INVESCO V.I. CAPITAL APPRECIATION FUND SERIES I SHARES
2011                       4,869,870   0.595266   0.648701    2,963,933     0.15       1.35     1.40      (9.20)      (9.16)
2010                       5,998,596   0.655593   0.714078    4,018,330     0.73       1.35     1.40      13.87       13.93
2009                       7,537,482   0.575717   0.626750    4,436,031     0.60       1.35     1.40      19.38       19.44
2008                       9,438,672   0.482246   0.524727    4,648,884      N/A       1.35     1.40     (43.30)     (43.27)
2007                      10,578,649   0.850524   0.924973    9,188,444      N/A       1.35     1.40      10.45       10.50
INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES I SHARES (a)
2011                       2,004,760   0.640485   0.753668    1,319,269      N/A       1.35     1.40     (18.44)     (18.41)
INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES II SHARES
2011                         493,398   1.175591   1.181374      580,437      N/A       1.35     1.40      (8.67)      (8.63)
2010                         549,741   1.287220   1.292894      708,163      N/A       1.35     1.40      16.81       16.87
2009                         591,042   1.101945   1.106235      651,712      N/A       1.35     1.40      40.00       40.08
2008                         770,277   0.787094   0.789744      606,685      N/A       1.35     1.40     (47.87)     (47.84)
2007                       1,196,670   1.509868   1.514181    1,807,951      N/A       1.35     1.40       9.00        9.05
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
2011                       6,446,928   0.836042   0.893635    5,463,364     0.90       1.35     1.40      (1.46)      (1.41)
2010                       8,407,101   0.848464   0.906442    7,227,604     0.93       1.35     1.40       8.02        8.08
2009                      10,515,526   0.785455   0.838697    8,370,427     1.82       1.35     1.40      26.50       26.57
2008                      12,344,219   0.620913   0.662657    7,775,693     2.12       1.35     1.40     (31.12)     (31.09)
2007                      14,305,301   0.901450   0.961569   13,087,250     1.05       1.35     1.40       6.60        6.66

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2011                       3,904,709   1.017965   1.074404    4,008,394      N/A       1.35     1.40       2.49        2.55
2010                       4,156,349   0.993200   1.047730    4,164,992      N/A       1.35     1.40       3.82        3.87
2009                       3,790,089   0.956657   1.008677    3,676,388     0.34       1.35     1.40      25.89       25.95
2008                       4,725,002   0.759924   0.800842    3,640,100      N/A       1.35     1.40     (29.62)     (29.58)
2007                       5,535,951   1.079745   1.137302    6,058,712      N/A       1.35     1.40      10.29       10.34
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND SERIES I SHARES (a)
2011                       5,906,799   0.650231   0.699069    3,913,866      N/A       1.35     1.40     (14.53)     (14.50)
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2011                       3,269,361   0.695047   0.877802    2,374,204      N/A       1.35     1.40      (3.03)      (2.98)
2010                       4,564,076   0.716762   0.904775    3,445,776      N/A       1.35     1.40      23.77       23.83
2009                       5,335,730   0.579125   0.730688    3,269,860      N/A       1.35     1.40      42.42       42.50
2008                       6,152,086   0.406625   0.512781    2,646,933     0.05       1.35     1.40     (44.64)     (44.62)
2007                       9,724,828   0.734572   0.925877    7,628,365     0.07       1.35     1.40      20.04       20.10
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2011                       8,976,079   0.642034   0.713641    5,957,493     0.43       1.35     1.40      (6.86)      (6.82)
2010                      11,518,443   0.689338   0.765842    8,201,710     0.35       1.35     1.40      12.66       12.72
2009                      14,245,115   0.611871   0.679441    9,006,505     0.38       1.35     1.40      34.11       34.18
2008                      17,032,877   0.456246   0.506377    8,033,118     0.57       1.35     1.40     (40.71)     (40.68)
2007                      20,917,473   0.769519   0.853646   16,644,926     0.57       1.35     1.40      13.19       13.25
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2011                       8,541,554   1.218812   1.349800   10,589,882     0.38       1.35     1.40     (33.29)     (33.25)
2010                      11,126,831   1.826978   2.022289   20,738,046     0.52       1.35     1.40      23.27       23.33
2009                      13,218,778   1.482112   1.639720   20,028,788     0.41       1.35     1.40      76.57       76.65
2008                      14,827,065   0.839412   0.928207   12,736,450     1.11       1.35     1.40     (52.90)     (52.88)
2007                      18,410,004   1.782162   1.969686   33,445,650     0.43       1.35     1.40      26.23       26.29
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2011                       1,641,293   0.933376   0.937902    1,534,372      N/A       1.35     1.40      (7.48)      (7.43)
2010                       2,259,259   1.008830   1.013212    2,281,926      N/A       1.35     1.40      27.40       27.46
2009                       1,899,122   0.791875   0.794920    1,504,848      N/A       1.35     1.40      39.27       39.34
2008                       2,308,884   0.568572   0.570479    1,313,651      N/A       1.35     1.40     (52.27)     (52.25)
2007                       3,370,508   1.191298   1.194682    4,017,425      N/A       1.35     1.40       7.98        8.03

(a)  Merger. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2011                       1,897,724   1.356220   1.362900    2,574,193      N/A       1.35     1.40     (11.75)     (11.70)
2010                       2,234,067   1.536764   1.543536    3,433,727      N/A       1.35     1.40      34.04       34.11
2009                       1,796,583   1.146503   1.150975    2,060,236      N/A       1.35     1.40      60.64       60.72
2008                       1,175,433   0.713707   0.716124      839,295      N/A       1.35     1.40     (40.37)     (40.34)
2007                       1,318,168   1.196838   1.200291    1,578,278      N/A       1.35     1.40       0.82        0.87
MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2011                       8,166,265   1.348834   1.268609   10,318,888     2.28       1.35     1.75      (0.19)       0.21
2010                      10,758,944   1.351436   1.265903   13,571,982     2.59       1.35     1.75       7.71        8.15
2009                      12,102,167   1.254646   1.170473   14,122,991     3.48       1.35     1.75      15.66       16.14
2008                      13,154,382   1.084737   1.007853   13,220,142     3.03       1.35     1.75     (23.68)     (23.37)
2007                      15,826,120   1.421321   1.315222   20,764,997     2.33       1.35     1.75       2.12        2.53
MFS(R) UTILITIES SERIES SERVICE CLASS
2011                       2,253,959   2.524338   2.536908    5,690,267     2.95       1.35     1.40       5.01        5.07
2010                       2,602,324   2.403808   2.414555    6,255,951     3.12       1.35     1.40      11.92       11.98
2009                       3,246,496   2.147764   2.156266    6,973,160     4.86       1.35     1.40      31.01       31.08
2008                       4,192,941   1.639398   1.645058    6,874,406     1.35       1.35     1.40     (38.68)     (38.65)
2007                       5,464,606   2.673544   2.681427   14,611,619     0.82       1.35     1.40      25.77       25.84
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2011                       2,220,044   0.997731   1.002550    2,215,137     2.04       1.35     1.40      (1.02)      (0.97)
2010                       2,255,508   1.008029   1.012401    2,273,772     1.17       1.35     1.40      11.10       11.16
2009                       2,727,961   0.907312   0.910786    2,475,536      N/A       1.35     1.40      19.90       19.96
2008                       3,959,113   0.756743   0.759260    2,996,168     2.94       1.35     1.40     (44.41)     (44.38)
2007                       5,148,034   1.361189   1.365045    7,007,759     1.97       1.35     1.40       2.04        2.09
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
2011                       1,842,312   1.305218   1.049714    1,926,599     0.12       1.35     1.75      (3.10)      (2.71)
2010                       2,681,093   1.346991   1.078919    2,882,651      N/A       1.35     1.75       7.23        7.67
2009                       3,323,837   1.256114   1.002061    3,320,358     0.01       1.35     1.75      41.63       42.21
2008                       3,999,274   0.886900   0.704658    2,810,937      N/A       1.35     1.75     (46.61)     (46.40)
2007                       5,490,650   1.661316   1.314572    7,202,283     0.01       1.35     1.75      11.87       12.32

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2011                       5,126,453   1.745675   1.446202    7,384,580     1.09       1.35     1.75     (10.13)      (9.76)
2010                       6,129,150   1.942434   1.602678    9,788,859     1.24       1.35     1.75      13.68       14.14
2009                       7,221,610   1.708689   1.404115   10,109,081     2.08       1.35     1.75      36.91       37.47
2008                       9,458,960   1.247996   1.021377    9,635,931     1.43       1.35     1.75     (41.38)     (41.14)
2007                      13,508,955   2.128835   1.735201   23,387,789     1.26       1.35     1.75       4.22        4.65
OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
2011                       4,547,262   0.374443   0.376293    1,703,886     9.06       1.35     1.40      (3.92)      (3.87)
2010                       5,390,325   0.389735   0.391445    2,102,157     5.96       1.35     1.40      12.84       12.90
2009                       7,244,163   0.366167   0.346717    2,503,486      N/A       1.35     1.75      23.75       24.25
2008                       6,002,746   0.295916   0.279056    1,670,132     7.73       1.35     1.75     (78.95)     (78.86)
2007                       7,138,425   1.405619   1.320231    9,400,712     7.04       1.35     1.75      (2.21)      (1.81)
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2011                       1,124,764   1.121589   1.127126    1,261,912     0.63       1.35     1.40      (1.71)      (1.66)
2010                       1,517,342   1.141115   1.146161    1,732,228     0.97       1.35     1.40      14.21       14.26
2009                       1,955,054   0.999175   1.003088    1,954,295     1.65       1.35     1.40      26.20       26.27
2008                       2,563,133   0.791719   0.794416    2,029,994     1.33       1.35     1.40     (39.49)     (39.46)
2007                       3,346,340   1.308312   1.312113    4,379,281     0.90       1.35     1.40       2.69        2.74
PIONEER FUND VCT PORTFOLIO CLASS II
2011                       3,079,221   1.009561   1.015032    3,112,487     1.16       1.35     1.40      (5.89)      (5.84)
2010                       4,323,688   1.072692   1.077945    4,642,546     1.10       1.35     1.40      14.11       14.16
2009                       4,987,013   0.940087   0.944215    4,693,458     1.51       1.35     1.40      23.16       23.22
2008                       7,562,651   0.763323   0.766278    5,778,767     1.54       1.35     1.40     (35.29)     (35.25)
2007                       8,231,077   1.179521   1.183477    9,717,589     0.97       1.35     1.40       3.32        3.37
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2011                       3,151,456   2.522991   2.536727    7,959,148     2.19       1.35     1.40       8.22        8.27
2010                       3,777,638   2.331359   2.342878    8,815,017     2.40       1.35     1.40      26.74       26.80
2009                       4,662,561   1.839488   1.847638    8,584,423     4.43       1.35     1.40      29.71       29.78
2008                       5,889,807   1.418112   1.423667    8,358,302     3.84       1.35     1.40     (39.21)     (39.18)
2007                       7,966,446   2.332982   2.340921   18,596,469     2.46       1.35     1.40     (20.23)     (20.19)

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                         AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                   INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST       NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2011                      17,241,597   1.465378   1.002226   23,439,379     1.42       1.35     1.40     (14.06)     (14.01)
2010                      21,180,069   1.705065   1.165556   33,312,573     0.87       1.35     1.40      12.85       12.91
2009                      26,004,856   1.510850   1.032275   35,990,066     2.57       1.35     1.40      50.26       50.33
2008                      31,587,933   1.005518   0.686661   29,112,452     1.91       1.35     1.40     (49.42)     (49.40)
2007                      36,350,881   1.988050   1.356939   66,164,493     1.33       1.35     1.40      11.45       11.51

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

NOTE 7 - SUBSEQUENT EVENT

     In January 2012, Commonwealth Annuity was informed of pricing errors that required correction of net asset values by certain Underlying Funds. Commonwealth Annuity recorded the corrections within the 2011 financial statements. Any required changes to Contract Owners will be addressed in the first quarter of 2012.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) FINANCIAL STATEMENTS

    Financial Statements Included in Part A
    None

    Financial Statements Included in Part A
    None

    Financial Statements Included in Part B Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company

    Financial Statements Included in Part C
    None

(b) EXHIBITS

    EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

    EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

    EXHIBIT 3 (a)    Service Agreement by and between the Epoch
                     Securities, Inc., Commonwealth Annuity and Life
                     Insurance Company, First Allmerica Financial Life
                     Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post-Effective
                     Amendment No. 29 (Registration Statement No.
                     33-39702/811-6293), and is incorporated by reference herein.

              (b) Service Agreement dated March 13, 2012 by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2 and Security Distributors, Inc.
                     will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and
                     Epoch Securities, Inc was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31
                     (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (c) Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (d) Expense sharing Agreement dated August 18, 2010 between The Goldman Sachs Group, Inc. and Epoch Securities, Inc. was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by
                     reference herein.   Shared Services Agreement dated
                     January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Registrant's Post -Effective Amendment No. 29 (Registration Statement No. 33-39702/ 811-6293), and is incorporated by reference herein.

    EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

              (a)    Contract Form A3028-99;

              (b)    Specification Pages Form A8028-99;

              (c)    Enhanced Death Benefit "EDB" Rider (Form 3263-99);

              (d) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);

              (e)    Trail Employee Program Endorsement (Form 3275-99);

              (f)    Trail Employee Program Endorsement (Form 3275-99); and

              (g)    Annuitization Withdrawal Endorsement (Form 3276-99);

              (h) EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of
                     Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

              (i) EDB Rider (Form 3241-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of
                     Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

              (j) Form of 15% Breakthrough EDB Rider (Form 3316-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.;

              (k) Form of 10% Breakthrough EDB Rider (Form 3315-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

              (l) Form of Annual Step-Up With 5% Yield (Form 3312-02) (In Texas Form 3311-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

              (m) Form of 15% Breakthrough with 5% Yield EDB Rider (Form 3318-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

              (n) Form of 10% Breakthrough with 5% Yield EDB Rider (Form 3317-02); and Form of Annual Step-Up with 7% Yield EDB Rider (Form 3314-02) were previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and are incorporated by reference herein.

              (o) 5% Discount Rider was previously filed in April 19, 2002 in Post-Effective Amendment No. 11 of Registrant's Registration Statement (Nos. 333-78245/811-06632), and are incorporated by reference herein.

              (p) 7% EDB Rider (Form 3306-1) and 7% EDB Rider with Annual Step-up Rider (Form 3307-01) was previously filed in April 19, 2002 in Post-Effective Amendment No. 7 of Registrant's Registration Statement (Nos. 333-92115/811-6632), and are incorporated by reference herein.

              (q) TSA-Endorsement 4012-07 (Rev. 12-08) was filed on April 28, 2009 in Registrant's Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

    EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

    EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216,

                     811-6632) and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

    EXHIBIT 7 (a)    Variable Annuity GMDB Reinsurance Agreement between
                     Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1,
                     2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245,
                     811-6632) and is incorporated by reference herein.

              (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

              (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                     incorporated by reference herein.

              (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                     incorporated by reference herein.

              (e) Coinsurance and modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance Company and Arrow Capital Reinsurance Company, Limited, dated December 24, 2009 will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33/39702/811-06293), and is incorporated by reference herewith.

    EXHIBIT 8 (a)    Assignment and Assumption of the Third Party
                     Administrator Agreement and Related Work Assignments dated October 1, 2009 will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33
                     (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Third Party Agreement
                     (TPA) between Security Benefit Life Insurance Co,
                     Security Distributors, Inc and The Goldman Sachs Group,
                     Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27
                     (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (b) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (c) Amendment to Work Assignment dated March 6, 2012 will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (d) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (e) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (f)    Directors' Powers of Attorney is filed herewith.

    EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Post-Effective Amendment No. 17 of Registration Statement No. 33-78245/811-6632, and is incorporated by reference herein.

    EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

    EXHIBIT 11       None.

    EXHIBIT 12       None.

    EXHIBIT 13(a) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

              (b) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is
                     incorporated by reference herein.     Amended And
                     Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

              (c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are
                     incorporated by reference herein.    Amended and
                     Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (d) Amendment dated May 1, 2001 to the Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 19, 2002 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06293, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

              (e) Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is
                     incorporated by reference herein.    Amendment No. 2
                     dated May 1, 2009 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein. Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein.

              (f) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

              (g) Amendment dated August 1, 2007 to the Participation Agreement with Janus was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                     incorporated by reference herein. Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

              (h) Supplement dated April 29, 2012 to Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Deutsche Investment Management Americas Inc (formerly Scudder Investments Inc.) and DWS Investments Distributors, Inc. (formerly Scudder Distributors) will be filed in April of 2012 in Post-Effective Amendment No. 33 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreements dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement
                     No. 333-00965/811-7767, and is incorporated by reference herein.

              (i) Eaton Vance Participation Agreement dated February 15, 2001 was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

              (j) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by
                     reference herein.    Amendment dated June 1, 2009 to the
                     Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

              (k) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are
                     incorporated by reference herein.    Form of Amendment
                     dated April 30, 2010 to Amended and Restated
                     Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company as amended May 1, 2002 was previously filed in April of 2009 in Registrant's Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

             (l) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Registrant's Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein. Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein. Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

              (m) Form of Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference
                     herein.    Amended And Restated Participation Agreement
                     dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and
                     is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

              (n) Amended and Restated First Amendment dated April 30, 2010 to the Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The principal business address of most of the following Directors and Officers* is:
    200 West St
    New York, NY  10282-2198

    The principal business address of the other following Directors and Officers is:
    132 Turnpike Road, Suite 210
    Southborough, MA 01772.


                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

----------------------------------------------------------------------------------------------------------
Allan Levine*                    Chairman of the Board of Directors
----------------------------------------------------------------------------------------------------------
Manda J. D'Agata*                Director,  Vice President and Treasurer
----------------------------------------------------------------------------------------------------------
Kathleen M. Redgate*             Director
----------------------------------------------------------------------------------------------------------
Michael S. Rotter*               Director  (Vice Chairman)
----------------------------------------------------------------------------------------------------------
Nicholas Helmuth von Moltke*     Director,  President and Chief Executive Officer
----------------------------------------------------------------------------------------------------------
Gilles M. Dellaert*              Vice President and Co-Chief Risk Officer
----------------------------------------------------------------------------------------------------------
John J. Fowler                   Senior Vice President and Chief Financial Officer
----------------------------------------------------------------------------------------------------------
Jane S. Grosso                   Vice President and Controller
----------------------------------------------------------------------------------------------------------
Jonathan Hecht                   Vice President & Chief Actuary
----------------------------------------------------------------------------------------------------------
Kim Lee*                         Vice President & Co-Chief Risk Officer
----------------------------------------------------------------------------------------------------------
Kevin F. Leavey                  Vice President and Product Actuary
----------------------------------------------------------------------------------------------------------
Justin MacNeil                   Vice President - Tax
----------------------------------------------------------------------------------------------------------
Samuel Ramos*                    Vice President & Assistant Corporate Secretary
----------------------------------------------------------------------------------------------------------
Jason M. Roach                   Vice President-Operations
----------------------------------------------------------------------------------------------------------
Scott D. Silverman               Senior Vice President, General Counsel and Corporate Secretary
----------------------------------------------------------------------------------------------------------
Sheila B. St. Hilaire            Vice President-Legal and Assistant Secretary
----------------------------------------------------------------------------------------------------------
Joel Volcy                       Senior Vice President and Chief Operating Officer
----------------------------------------------------------------------------------------------------------
Margot K. Wallin                 Vice President , Special Investigative Officer & Chief Compliance Officer
----------------------------------------------------------------------------------------------------------
Robert E. Winawer                Vice President -Risk
----------------------------------------------------------------------------------------------------------

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

    THE GOLDMAN SACHS GROUP, INC. 2011 FR Y-6 ORGANIZATION CHART (SECTION 2a)

ROW                                                                     NAICS CODES/                         STATE/
ID   DEPTH LEGAL ENTITY NAME                                            DESCRIPTION            CITY          PROVINCE COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
1    1     THE GOLDMAN SACHS GROUP, INC.                                523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2    2       77 WATER STREET MANAGEMENT CO. LLC                         561110 - Office        Wilmington    DE       UNITED STATES
                                                                        administration
                                                                        services
3    2       986 E 181ST ST LIHTC LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4    2       ARCHON GEN-PAR, INC.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
5    3         ARCHON GROUP, L.P.                                       541611 -               Irving        TX       UNITED STATES
                                                                        Administrative
                                                                        Management and
                                                                        General Management
                                                                        Consulting Services
6    4           AGCH GEN-PAR, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
7    5             ARCHON GROUP CANADA HOLDINGS, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
8    6               GS CANADA SPECIALTY LENDING COMPANY                525990 - Other         Halifax                CANADA
                                                                        Financial Vehicles
9    4           ARCHON ACQUISITION, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
10   4           ARCHON ADMINISTRATIVE SERVICES, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
11   4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
12   5             ARCAP JPMC2000FL1, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
13   4           ARCHON GROUP CANADA HOLDINGS, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
14   4           ARCHON INTERNATIONAL HOLDINGS, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
15   5             GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD             525990 - Other         Mexico City            MEXICO
                     LIMITADA                                           Financial Vehicles
16   4           ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.            525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
17   5             ARCHON RESIDENTIAL MANAGEMENT, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
18   4           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
19   4           ARCHON THAILAND, LLC                                   525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
20   4           ARCHON/PPM, L.L.C.                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
21   4           AVELO MORTGAGE, L.L.C.                                 522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
22   4           AWH ARCHON GEN-PAR, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
23   5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
24   4           BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                  522390 - Other         Irving        TX       UNITED STATES
                                                                        Activities Related
                                                                        to Credit
                                                                        Intermediation
25   4           GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
26   4           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      525990 - Other         Mexico City            MEXICO
                                                                        Financial Vehicles
27   4           GSSLG GEN-PAR, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
28   5             GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
29   2       ARCHON GROUP, L.P.                                         541611 -               Irving        TX       UNITED STATES
                                                                        Administrative
                                                                        Management and
                                                                        General Management
                                                                        Consulting Services
30   2       ARCHON INTERNATIONAL, INC.                                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
31   3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                     522110 -               Hof                    GERMANY
                                                                        Commercial Banking
32   3         ARCHON GROUP DEUTSCHLAND GMBH                            525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
33   4           GSW IMMOBILIEN AG                                      531390 - Other         Berlin                 GERMANY
                                                                        activities related
                                                                        to real estate
34   3         ARCHON GROUP ITALIA, S.R.L.                              523999 -               Milan                  ITALY (OTHER)
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
35   4           SGC S.R.L. SOCIETA GESTIONE CREDITI                    525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
36   5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       525990 - Other         London                 UNITED KINGDOM
                     S.P.A.                                             Financial Vehicles                            (OTHER)
37   5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              52399 - All Other      Milan                  ITALY (OTHER)
                     CREDITI SRL                                        Financial
                                                                        Investment
                                                                        Activities
38   2       ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                 524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
39   2       ARROW CORPORATE MEMBER HOLDINGS LLC                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
40   3         GOLDMAN SACHS PROPERTY AND CASUALTY                      524298 - All Other     London                 UNITED KINGDOM
                                                                        Insurance Related                             (OTHER)
                                                                        Activities
41   4           ARROW CORPORATE MEMBER LIMITED                         524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
42   2       ARROW REINSURANCE COMPANY, LIMITED                         524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
43   2       AUGUSTA ADVISORS, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
44   3         AUGUSTA, L.P.                                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
45   2       BIRCHFIELD ESTATES LTD                                     531120 - Lessors       London                 UNITED KINGDOM
                                                                        of nonresidential                             (OTHER)
                                                                        buildings (except
                                                                        mini warehouses)
46   2       BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.        531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
47   2       BRIDGE STREET 2011 ADVISORS, L.L.C.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
48   3         BRIDGE STREET 2011, L.P.                                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
49   2       BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
50   3         BRIDGE STREET 2011 OFFSHORE, L.P.                        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
51   2       BRIDGE STREET ASIA FUND, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
52   2       BRIDGE STREET FUND 1996, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
53   2       BRIDGE STREET FUND 1999, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
54   3         STONE STREET FUND 1999, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
55   2       BRIDGE STREET FUND 2000, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
56   3         STONE STREET FUND 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
57   4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
58   2       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
59   2       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
60   2       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
61   2       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
62   3         STONE STREET REAL ESTATE FUND 2000, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
63   4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
64   2       BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
65   3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
66   4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
67   2       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
68   2       BRIDGEWATER ODC, LLC                                       531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
69   2       BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
70   3         GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT   525990 - Other         Beijing                CHINA, PEOPLES
                 MANAGEMENT CO., LTD.                                   Financial Vehicles                            REPUBLIC OF
71   2       CHX Holdings, Inc.                                         551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
72   3         CHICAGO STOCK EXCHANGE, INC.                             523210 -               Chicago       IL       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
73   2       CIP 2011 PARTNERS ADVISORS, L.L.C.                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
74   3         CIP 2011 PARTNERS, L.P.                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
75   3         CIP 2011-A PARTNERS, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
76   2       CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                  551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
77   3         CIP 2011 PARTNERS OFFSHORE, L.P.                         551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
78   2       COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                  524130 -               Washington    DC       UNITED STATES
                                                                        Reinsurance
                                                                        Carriers
79   3         CHARLESTON CAPITAL REINSURANCE, LLC                      524130 -               Washington    DC       UNITED STATES
                                                                        Reinsurance
                                                                        Carriers

                                                                        TOTAL      TOTAL
                                                                        VOTING     NON-VOTING
ROW                                                                     PERCENTAGE PERCENTAGE
ID   DEPTH LEGAL ENTITY NAME                                            HELD       HELD        COMMENTS
---------------------------------------------------------------------------------------------------------------------
1    1     THE GOLDMAN SACHS GROUP, INC.                                N/A        N/A         Top Entity



2    2       77 WATER STREET MANAGEMENT CO. LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3    2       986 E 181ST ST LIHTC LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4    2       ARCHON GEN-PAR, INC.                                       100        N/A

5    3         ARCHON GROUP, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.



6    4           AGCH GEN-PAR, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
7    5             ARCHON GROUP CANADA HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
8    6               GS CANADA SPECIALTY LENDING COMPANY                100        N/A

9    4           ARCHON ACQUISITION, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
10   4           ARCHON ADMINISTRATIVE SERVICES, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
11   4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
12   5             ARCAP JPMC2000FL1, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
13   4           ARCHON GROUP CANADA HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
14   4           ARCHON INTERNATIONAL HOLDINGS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
15   5             GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD             N/A        N/A         The direct holder is a
                     LIMITADA                                                                  Managing Member.
16   4           ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.            100        N/A

17   5             ARCHON RESIDENTIAL MANAGEMENT, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
18   4           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
19   4           ARCHON THAILAND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
20   4           ARCHON/PPM, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
21   4           AVELO MORTGAGE, L.L.C.                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
22   4           AWH ARCHON GEN-PAR, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
23   5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
24   4           BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


25   4           GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
26   4           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
27   4           GSSLG GEN-PAR, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
28   5             GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
29   2       ARCHON GROUP, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



30   2       ARCHON INTERNATIONAL, INC.                                 100        N/A


31   3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                     100        N/A

32   3         ARCHON GROUP DEUTSCHLAND GMBH                            100        N/A

33   4           GSW IMMOBILIEN AG                                      50         N/A


34   3         ARCHON GROUP ITALIA, S.R.L.                              100        N/A




35   4           SGC S.R.L. SOCIETA GESTIONE CREDITI                    100        N/A

36   5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       100        N/A
                     S.P.A.
37   5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              100        N/A
                     CREDITI SRL


38   2       ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                 100        N/A


39   2       ARROW CORPORATE MEMBER HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

40   3         GOLDMAN SACHS PROPERTY AND CASUALTY                      100        N/A


41   4           ARROW CORPORATE MEMBER LIMITED                         100        N/A         This holding represents
                                                                                               ownership in Redeemable
                                                                                               shares.
42   2       ARROW REINSURANCE COMPANY, LIMITED                         100        N/A


43   2       AUGUSTA ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
44   3         AUGUSTA, L.P.                                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
45   2       BIRCHFIELD ESTATES LTD                                     100        N/A



46   2       BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.        N/A        32


47   2       BRIDGE STREET 2011 ADVISORS, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
48   3         BRIDGE STREET 2011, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
49   2       BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                 100        N/A

50   3         BRIDGE STREET 2011 OFFSHORE, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
51   2       BRIDGE STREET ASIA FUND, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
52   2       BRIDGE STREET FUND 1996, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
53   2       BRIDGE STREET FUND 1999, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
54   3         STONE STREET FUND 1999, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
55   2       BRIDGE STREET FUND 2000, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
56   3         STONE STREET FUND 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
57   4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

58   2       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
59   2       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
60   2       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
61   2       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
62   3         STONE STREET REAL ESTATE FUND 2000, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
63   4           WH13/TWENTY-FOUR B.V.                                  100        N/A

64   2       BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
65   3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
66   4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

67   2       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
68   2       BRIDGEWATER ODC, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

69   2       BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
70   3         GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT   100        N/A
                 MANAGEMENT CO., LTD.
71   2       CHX Holdings, Inc.                                         26         N/A


72   3         CHICAGO STOCK EXCHANGE, INC.                             100        N/A


73   2       CIP 2011 PARTNERS ADVISORS, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

74   3         CIP 2011 PARTNERS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

75   3         CIP 2011-A PARTNERS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.

76   2       CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                  100        N/A


77   3         CIP 2011 PARTNERS OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

78   2       COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                  100        N/A


79   3         CHARLESTON CAPITAL REINSURANCE, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

80   2       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY            524113 - Direct        Southborough  MA       UNITED STATES
                                                                        Life Insurance
                                                                        Carriers
81   3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY         524113 - Direct        Southborough  MA       UNITED STATES
                                                                        Life Insurance
                                                                        Carriers
82   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 CORE FIXED INCOME FUND                                 Investment Funds
83   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 EQUITY INDEX FUND                                      Investment Funds
84   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 GOVERNMENT INCOME FUND                                 Investment Funds
85   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 GROWTH OPPORTUNITIES FUND                              Investment Funds
86   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 MID CAP VALUE FUND                                     Investment Funds
87   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 MONEY MARKET FUND                                      Investment Funds
88   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 STRATEGIC GROWTH FUND                                  Investment Funds
89   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 STRATEGIC INTERNATIONAL EQUITY FUND                    Investment Funds
90   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 STRUCTURED U.S. EQUITY FUND                            Investment Funds
91   2       CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
92   2       DIRECT EDGE HOLDINGS LLC                                   551112 - Offices       Jersey City   NJ       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
93   3         DIRECT EDGE ECN LLC                                      523120 -               Jersey City   NJ       UNITED STATES
                                                                        Securities
                                                                        Brokerage
94   3         DIRECT EDGE, INC.                                        523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
95   4           EDGA EXCHANGE, INC.                                    523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
96   4           EDGX EXCHANGE, INC.                                    523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
97   2       EASTPORT CAPITAL CORP.                                     524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
98   3         EPF FINANCIAL, LLC                                       524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
99   2       ELQ HOLDINGS (DEL) LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
100  3         ELQ HOLDINGS (UK) LTD                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
101  4           ELQ INVESTORS II LTD                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
102  5             VESTRA WEALTH LLP                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
103  6               VESTRA ASSET MANAGEMENT LTD.                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
104  6               VESTRA CAPITAL LIMITED                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
105  6               VESTRA INVESTMENTS LTD                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
106  6               VESTRA NOMINEES LIMITED                            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
107  6               VESTRA SOLUTIONS LIMITED                           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
108  6               VESTRA WEALTH (JERSEY) LIMITED                     525990 - Other         St Helier              JERSEY
                                                                        Financial Vehicles
109  6               VESTRA WEALTH (JERSEY) NOMINEES LIMITED            525990 - Other         St Helier              JERSEY
                                                                        Financial Vehicles
110  6               VESTRA WEALTH LIMITED                              525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
111  4           ELQ INVESTORS III LTD                                  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
112  2       EPOCH SECURITIES, INC.                                     523110 -               Southborough  MA       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
113  2       EQUILEND HOLDINGS LLC                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
114  3         EQUILEND CANADA CORP.                                    523120 -               Ontario                CANADA
                                                                        Securities
                                                                        Brokerage
115  3         EQUILEND EUROPE LIMITED                                  523120 -               London                 UNITED KINGDOM
                                                                        Securities                                    (OTHER)
                                                                        Brokerage
116  3         EQUILEND LLC                                             523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
117  2       ESSENT GROUP LTD.                                          551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
118  3         ESSENT REINSURANCE LTD.                                  524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
119  3         ESSENT US HOLDINGS, INC.                                 551112 - Offices       Radnor        PA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
120  4           CUW SOLUTIONS, LLC                                     525990 - Other         Radnor        PA       UNITED STATES
                                                                        Financial Vehicles
121  4           ESSENT GUARANTY OF PA, INC.                            524126 - Direct        Radnor        PA       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
122  4           ESSENT GUARANTY, INC.                                  524126 - Direct        Radnor        PA       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
123  5               ESSENT SOLUTIONS, LLC                              561499 - All Other     Radnor        PA       UNITED STATES
                                                                        Business Support
                                                                        Services
124  2       FBDC ADVISORS OFFSHORE, INC.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
125  3         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
126  3         FBDC INVESTORS OFFSHORE, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
127  4           FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
128  2       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
129  2       FEDERAL BOULEVARD, L.L.C.                                  531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
130  2       FRANKLIN HOLDINGS (BERMUDA), LTD.                          525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
131  2       FREEDOMPAY, INC.                                           525990 - Other         Newtown       PA       UNITED STATES
                                                                        Financial Vehicles     Square
132  2       GCN CE HOLDINGS CORPORATION                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
133  2       GOLDMAN SACHS (AO) L.L.C.                                  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
134  2       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
135  3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED               551112 - Offices       Central                HONG KONG
                                                                        of Other Holding
                                                                        Companies
136  4           GOLDMAN SACHS (ASIA) FINANCE                           523110 -               Ebene                  MAURITIUS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
137  5             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE             523110 -               Mumbai                 INDIA (OTHER)
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
138  5             GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA)             523110 -               George Town            CAYMAN ISLANDS
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
139  4           GOLDMAN SACHS (ASIA) L.L.C.                            523110 -               Central                HONG KONG
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
140  5             GOLDMAN SACHS GAO HUA SECURITIES COMPANY             523110 -               Beijing                CHINA, PEOPLES
                     LIMITED                                            Investment Banking                            REPUBLIC OF
                                                                        and Securities
                                                                        Dealing
141  4           GOLDMAN SACHS (ASIA) SECURITIES LIMITED                523120 -               Hong Kong              HONG KONG
                                                                        Securities
                                                                        Brokerage
142  4           GOLDMAN SACHS (HONG KONG) COMPANY LIMITED              525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
143  5             KPL FUNDING LIMITED                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
144  4           GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED         523110 -               Federal                MALAYSIA
                                                                        Investment Banking     Territory of           (OTHER)
                                                                        and Securities         Labuan
                                                                        Dealing
145  4           GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.        551112 - Offices       Singapore              SINGAPORE
                                                                        of Other Holding
                                                                        Companies
146  5             GOLDMAN SACHS (SINGAPORE) PTE                        523110 -               Singapore              SINGAPORE
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
147  5             GOLDMAN SACHS FUTURES PTE LTD                        523999 -               Singapore              SINGAPORE
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
148  5             GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE)          523110 -               Singapore              SINGAPORE
                     PTE. LTD.                                          Investment Banking
                                                                        and Securities
                                                                        Dealing
149  5             GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.          551114 -               Singapore              SINGAPORE
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
150  5             J. ARON & COMPANY (SINGAPORE) PTE.                   523130 - Commodity     Singapore              SINGAPORE
                                                                        Contracts Dealing
151  4           GOLDMAN SACHS FUTURES (ASIA) LIMITED                   523140 - Commodity     Central                HONG KONG
                                                                        Contracts Brokerage
152  4           Goldman Sachs (Malaysia) Sdn. Bhd.                     523110 -               Kuala Lumpur           MALAYSIA
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
153  2       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
154  3         ELBE FUNDING LIMITED                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
155  4           RHYS TRUST                                             523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
156  5             SAPIEN LIMITED                                       525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
157  6               SARGASSO LIMITED                                   525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
158  3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                      551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
159  4           BEESTON INVESTMENTS LIMITED                            523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
160  3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
161  3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                    525990 - Other         Camana Bay             CAYMAN ISLANDS
                                                                        Financial Vehicles
162  3         GOLDMAN SACHS AG                                         522110 -               Frankfurt am           GERMANY
                                                                        Commercial Banking     Main
163  4           GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                 551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies

80   2       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY            100        N/A


81   3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY         100        N/A


82   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 CORE FIXED INCOME FUND
83   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 EQUITY INDEX FUND
84   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 GOVERNMENT INCOME FUND
85   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 GROWTH OPPORTUNITIES FUND
86   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   13         N/A
                 MID CAP VALUE FUND
87   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 MONEY MARKET FUND
88   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   61         N/A
                 STRATEGIC GROWTH FUND
89   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   46         N/A
                 STRATEGIC INTERNATIONAL EQUITY FUND
90   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   24         N/A
                 STRUCTURED U.S. EQUITY FUND
91   2       CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION           100        N/A

92   2       DIRECT EDGE HOLDINGS LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

93   3         DIRECT EDGE ECN LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

94   3         DIRECT EDGE, INC.                                        100        N/A


95   4           EDGA EXCHANGE, INC.                                    100        N/A


96   4           EDGX EXCHANGE, INC.                                    100        N/A


97   2       EASTPORT CAPITAL CORP.                                     100        N/A


98   3         EPF FINANCIAL, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

99   2       ELQ HOLDINGS (DEL) LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
100  3         ELQ HOLDINGS (UK) LTD                                    100        100

101  4           ELQ INVESTORS II LTD                                   100        N/A

102  5             VESTRA WEALTH LLP                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
103  6               VESTRA ASSET MANAGEMENT LTD.                       100        N/A

104  6               VESTRA CAPITAL LIMITED                             100        N/A

105  6               VESTRA INVESTMENTS LTD                             100        N/A

106  6               VESTRA NOMINEES LIMITED                            100        N/A

107  6               VESTRA SOLUTIONS LIMITED                           100        N/A

108  6               VESTRA WEALTH (JERSEY) LIMITED                     100        N/A

109  6               VESTRA WEALTH (JERSEY) NOMINEES LIMITED            100        N/A

110  6               VESTRA WEALTH LIMITED                              100        N/A

111  4           ELQ INVESTORS III LTD                                  100        N/A

112  2       EPOCH SECURITIES, INC.                                     100        N/A



113  2       EQUILEND HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

114  3         EQUILEND CANADA CORP.                                    100        N/A


115  3         EQUILEND EUROPE LIMITED                                  100        N/A


116  3         EQUILEND LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

117  2       ESSENT GROUP LTD.                                          28         N/A


118  3         ESSENT REINSURANCE LTD.                                  100        N/A


119  3         ESSENT US HOLDINGS, INC.                                 100        N/A


120  4           CUW SOLUTIONS, LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
121  4           ESSENT GUARANTY OF PA, INC.                            100        N/A



122  4           ESSENT GUARANTY, INC.                                  100        N/A



123  5               ESSENT SOLUTIONS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

124  2       FBDC ADVISORS OFFSHORE, INC.                               100        N/A

125  3         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
126  3         FBDC INVESTORS OFFSHORE, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
127  4           FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
128  2       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
129  2       FEDERAL BOULEVARD, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

130  2       FRANKLIN HOLDINGS (BERMUDA), LTD.                          20         N/A

131  2       FREEDOMPAY, INC.                                           32         N/A

132  2       GCN CE HOLDINGS CORPORATION                                100        N/A

133  2       GOLDMAN SACHS (AO) L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


134  2       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

135  3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED               100        N/A


136  4           GOLDMAN SACHS (ASIA) FINANCE                           100        N/A



137  5             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE             100        N/A
                     LIMITED


138  5             GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA)             100        N/A
                     LIMITED


139  4           GOLDMAN SACHS (ASIA) L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


140  5             GOLDMAN SACHS GAO HUA SECURITIES COMPANY             N/A        N/A         The direct holder is a
                     LIMITED                                                                   Non-Managing Member.


141  4           GOLDMAN SACHS (ASIA) SECURITIES LIMITED                100        N/A


142  4           GOLDMAN SACHS (HONG KONG) COMPANY LIMITED              100        N/A

143  5             KPL FUNDING LIMITED                                  100        N/A

144  4           GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED         100        N/A



145  4           GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.        100        N/A


146  5             GOLDMAN SACHS (SINGAPORE) PTE                        79         N/A



147  5             GOLDMAN SACHS FUTURES PTE LTD                        100        N/A




148  5             GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE)          100        N/A
                     PTE. LTD.


149  5             GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.          100        N/A




150  5             J. ARON & COMPANY (SINGAPORE) PTE.                   100        N/A

151  4           GOLDMAN SACHS FUTURES (ASIA) LIMITED                   100        N/A

152  4           Goldman Sachs (Malaysia) Sdn. Bhd.                     100        N/A



153  2       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     100        N/A


154  3         ELBE FUNDING LIMITED                                     100        N/A

155  4           RHYS TRUST                                             N/A        N/A         The direct holder is a
                                                                                               Trustee.

156  5             SAPIEN LIMITED                                       100        N/A

157  6               SARGASSO LIMITED                                   100        N/A

158  3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

159  4           BEESTON INVESTMENTS LIMITED                            100        N/A



160  3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

161  3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                    100        N/A

162  3         GOLDMAN SACHS AG                                         100        N/A

163  4           GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                 100        N/A


164  5             Goldman Sachs Gives gemeinnutzige GmbH               523991 - Trust,        Frankfurt am           GERMANY
                                                                        Fiduciary, and         Main
                                                                        Custody Activities
165  4           GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
166  5             EACCESS HOLDINGS L.L.C.                              551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
167  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  525990 - Other         Berlin                 GERMANY
                     BETEILIGUNGS KG                                    Financial Vehicles
168  6               FS Invest S.a r.l.                                 525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
169  6               GS 2000-I, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
170  7                   GOLDMAN SACHS 1, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
171  7                   GOLDMAN SACHS 5, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
172  6               GSCP 2000 GMBH CCH HOLDING I                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
173  7                 GSCP 2000 GERMANY CEBRIDGE HOLDINGS              525990 - Other         Wilmington    DE       UNITED STATES
                         CORP.                                          Financial Vehicles
174  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
175  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
176  6               GSCP 2000 GMBH CCH HOLDING II                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
177  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
178  6               GSCP GMBH CEBRIDGE HOLDING CORP. II                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
179  4           GOLDMAN, SACHS MANAGEMENT GP GMBH                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
180  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  525990 - Other         Berlin                 GERMANY
                     BETEILIGUNGS KG                                    Financial Vehicles
181  5             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
182  6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
183  7                 Nybrojarl New1 AB                                525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
184  8                   AHLSELL AB (PUBL)                              525990 - Other         Mumbai                 INDIA (OTHER)
                                                                        Financial Vehicles
185  9                     Nybrojarl New3 AB                            525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
186  10                      NYBROJARL HOLDING AB                       525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
187  11                          NYBROJARL INVEST AB                    525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
188  12                            Ahlsell Group AB                     525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
189  6               ARAMARK HOLDINGS CORPORATION                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
190  6               ATHENA PIKCO LUX S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
191  7                 PRYSMIAN (LUX) S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
192  6               DEJAKOO CAYMAN I CORP.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
193  7                 GS DEJAKOO, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
194  6               EDUCATION MANAGEMENT CORPORATION                   525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
195  6               FS Invest S.a r.l.                                 525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
196  6               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,          525990 - Other         George Town            CAYMAN ISLANDS
                       L.P.                                             Financial Vehicles
197  7                 GOLDMAN SACHS 1, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
198  7                 GOLDMAN SACHS 2, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
199  7                 GOLDMAN SACHS 3, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
200  7                 GOLDMAN SACHS 4, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
201  7                 GOLDMAN SACHS 5, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
202  6               GRE OCNS HOLDINGS                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
203  7                 OCNS CAYMAN GP                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
204  8                   OCNS CAYMAN, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
205  6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
206  6               GSCP V EDMC GP, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
207  7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
208  8                   EDUCATION MANAGEMENT CORPORATION               525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
209  6               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
210  6               GSCP V GERMANY CEBRIDGE HOLDINGS CORP.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
211  7                 GSCP V GERMANY CEBRIDGE HOLDINGS, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
212  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
213  6               GSCP V GERMANY KNIGHT HOLDINGS CORP.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
214  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
215  8                   Kinder Morgan Holdco LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
216  6               GSCP V GMBH KNIGHT HOLDINGS                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
217  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
218  6               MULBERRY HOLDINGS I, LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
219  7                 HEALTHMARKETS, INC.                              524114 - Direct        North         TX       UNITED STATES
                                                                        Health and Medical     Richland Hills
                                                                        Insurance Carriers
220  6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
221  6               SEVRES II S.A.R.L.                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
222  7                 MEDIANNUAIRE HOLDING                             525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
223  6               SUNGARD CAPITAL CORP.                              51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
224  7                 SUNGARD CAPITAL CORP. II                         51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
225  6               SUPERLIFT HOLDING S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
226  6               UES OCNS HOLDINGS                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
227  7                 OCNS CAYMAN GP                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
228  4           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
229  4           GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW             525990 - Other         Berlin                 GERMANY
                   PARTNERSHIP                                          Financial Vehicles
230  4           GSCP III MANAGING PARTNER AG & CO. KG                  551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies
231  5             GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW          525990 - Other         Frankfurt am           GERMANY
                     PARTNERSHIP                                        Financial Vehicles     Main
232  3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                 541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
233  4           GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                54121 -                Tortola                BRITISH VIRGIN
                                                                        Accounting, Tax                               ISLANDS
                                                                        Preparation,
                                                                        Bookkeeping and
                                                                        Payroll Services
234  3         HILLTOP INVESTMENTS LIMITED                              523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
235  3         LORRAINE FUNDING LIMITED                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
236  4           CHILTERN TRUST                                         523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
237  2       GOLDMAN SACHS (CHINA) L.L.C.                               551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
238  2       GOLDMAN SACHS (NETHERLANDS) B.V.                           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
239  3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                    523930 -               Madrid                 SPAIN
                                                                        Investment Advice
240  2       GOLDMAN SACHS (UK) L.L.C.                                  551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
241  3         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
242  3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
243  4           AMAGANSETT FINANCING LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
244  4           FLEET TRADE & TRANSPORT LIMITED                        523130 - Commodity     London                 UNITED KINGDOM
                                                                        Contracts Dealing                             (OTHER)
245  4           GOLDMAN SACHS (MONACO) S.A.M.                          523930 -               Monaco                 MONACO
                                                                        Investment Advice
246  4           GOLDMAN SACHS (RUSSIA)                                 523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
247  4           GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL           523920 - Portfolio     London                 UNITED KINGDOM
                                                                        Management                                    (OTHER)

164  5             Goldman Sachs Gives gemeinnutzige GmbH               100        N/A


165  4           GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                  100        N/A

166  5             EACCESS HOLDINGS L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

167  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  N/A        N/A         The direct holder is a
                     BETEILIGUNGS KG                                                           Limited Partner.
168  6               FS Invest S.a r.l.                                 44         N/A

169  6               GS 2000-I, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
170  7                   GOLDMAN SACHS 1, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
171  7                   GOLDMAN SACHS 5, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
172  6               GSCP 2000 GMBH CCH HOLDING I                       100        N/A

173  7                 GSCP 2000 GERMANY CEBRIDGE HOLDINGS              100        N/A
                         CORP.
174  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
175  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            37         N/A

176  6               GSCP 2000 GMBH CCH HOLDING II                      100        N/A

177  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
178  6               GSCP GMBH CEBRIDGE HOLDING CORP. II                100        N/A

179  4           GOLDMAN, SACHS MANAGEMENT GP GMBH                      100        N/A

180  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  N/A        N/A         The direct holder is a
                     BETEILIGUNGS KG                                                           General Partner.
181  5             GS CAPITAL PARTNERS V GMBH & CO. KG                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
182  6               ALCHEMY HOLDING S.A.R.L.                           99         96

183  7                 Nybrojarl New1 AB                                100        N/A

184  8                   AHLSELL AB (PUBL)                              100        N/A

185  9                     Nybrojarl New3 AB                            100        N/A

186  10                      NYBROJARL HOLDING AB                       100        N/A

187  11                          NYBROJARL INVEST AB                    100        N/A

188  12                            Ahlsell Group AB                     100        N/A

189  6               ARAMARK HOLDINGS CORPORATION                       20         N/A

190  6               ATHENA PIKCO LUX S.A R.L.                          100        N/A

191  7                 PRYSMIAN (LUX) S.A R.L.                          100        N/A

192  6               DEJAKOO CAYMAN I CORP.                             100        N/A

193  7                 GS DEJAKOO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
194  6               EDUCATION MANAGEMENT CORPORATION                   42         N/A

195  6               FS Invest S.a r.l.                                 44         N/A

196  6               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,          N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
197  7                 GOLDMAN SACHS 1, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
198  7                 GOLDMAN SACHS 2, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
199  7                 GOLDMAN SACHS 3, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
200  7                 GOLDMAN SACHS 4, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
201  7                 GOLDMAN SACHS 5, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
202  6               GRE OCNS HOLDINGS                                  100        N/A

203  7                 OCNS CAYMAN GP                                   70         N/A

204  8                   OCNS CAYMAN, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
205  6               GS Lux Management Services S.a r.l.                100        N/A

206  6               GSCP V EDMC GP, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
207  7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
208  8                   EDUCATION MANAGEMENT CORPORATION               42         N/A

209  6               GSCP V EDMC HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
210  6               GSCP V GERMANY CEBRIDGE HOLDINGS CORP.             100        N/A

211  7                 GSCP V GERMANY CEBRIDGE HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
212  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            37         N/A

213  6               GSCP V GERMANY KNIGHT HOLDINGS CORP.               100        N/A

214  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
215  8                   Kinder Morgan Holdco LLC                       25         N/A

216  6               GSCP V GMBH KNIGHT HOLDINGS                        100        N/A

217  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
218  6               MULBERRY HOLDINGS I, LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
219  7                 HEALTHMARKETS, INC.                              20         N/A


220  6               PVF HOLDINGS LLC                                   63         N/A

221  6               SEVRES II S.A.R.L.                                 73         73

222  7                 MEDIANNUAIRE HOLDING                             29         N/A

223  6               SUNGARD CAPITAL CORP.                              10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


224  7                 SUNGARD CAPITAL CORP. II                         100        N/A



225  6               SUPERLIFT HOLDING S.A R.L.                         44         N/A

226  6               UES OCNS HOLDINGS                                  99         N/A

227  7                 OCNS CAYMAN GP                                   70         N/A

228  4           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
229  4           GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW             N/A        N/A         The direct holder is a
                   PARTNERSHIP                                                                 Managing Member.
230  4           GSCP III MANAGING PARTNER AG & CO. KG                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

231  5             GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW          N/A        N/A         The direct holder is a
                     PARTNERSHIP                                                               General Partner.
232  3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                 100        N/A



233  4           GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                100        N/A




234  3         HILLTOP INVESTMENTS LIMITED                              100        N/A



235  3         LORRAINE FUNDING LIMITED                                 100        N/A

236  4           CHILTERN TRUST                                         N/A        N/A         The direct holder is a
                                                                                               Trustee.

237  2       GOLDMAN SACHS (CHINA) L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



238  2       GOLDMAN SACHS (NETHERLANDS) B.V.                           100        N/A

239  3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                    100        N/A

240  2       GOLDMAN SACHS (UK) L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

241  3         GOLDMAN SACHS BANK (EUROPE) PLC                          100        N/A

242  3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                      100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
243  4           AMAGANSETT FINANCING LIMITED                           100        N/A

244  4           FLEET TRADE & TRANSPORT LIMITED                        100        N/A

245  4           GOLDMAN SACHS (MONACO) S.A.M.                          99         N/A

246  4           GOLDMAN SACHS (RUSSIA)                                 99         N/A



247  4           GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL           100        N/A         This holding represents
                                                                                               ownership in Ordinary B
                                                                                               shares.

248  5             AUSTRALIA ENHANCED INCOME II MASTER COMPANY          525990 - Other         Dublin                 IRELAND
                     (IRELAND) LIMITED                                  Financial Vehicles


249  5             GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST      525910 - Open-End      London                 UNITED KINGDOM
                                                                        Investment Funds                              (OTHER)


250  5             GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF           525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


251  5             GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


252  5             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
253  5             GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND       525910 - Open-End      Dublin                 IRELAND
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)          Investment Funds


254  6               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
255  5             GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A          525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


256  5             GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF          525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


257  5             GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


258  5             GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


259  5             GOLDMAN SACHS CORPORATE CREDIT INVESTMENT            525910 - Open-End      Dublin                 IRELAND
                     FUND   (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL   Investment Funds
                       FUNDS II PLC)

260  6               CCIF LOANS LIMITED                                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
261  5             GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A         525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


262  5             GOLDMAN SACHS EMERGING MARKET BOND PLUS              525910 - Open-End      George Town            CAYMAN ISLANDS
                     SUB-TRUST                                          Investment Funds


263  5             GOLDMAN SACHS EMERGING MARKETS CORE EQUITY           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


264  5             GOLDMAN SACHS EMERGING MARKETS CORPORATE BOND        525910 - Open-End      Luxembourg             LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)     Investment Funds


265  5             GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL            525910 - Open-End      Dublin                 IRELAND
                     FEEDER (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)   Investment Funds


266  5             GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


267  5             GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES        525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)  Investment Funds


268  5             GOLDMAN SACHS EURO LIQUID RESERVES FUND, A           525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC          Investment Funds


269  5             GOLDMAN SACHS EURO MONEY MARKET FUND  (A             525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF GOLDMAN SACHS MONEY MARKET FUNDS)      Investment Funds


270  5             GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


271  5             GOLDMAN SACHS EUROPE CONCENTRATED EQUITY             525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


272  5             GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A        525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


273  5             GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


274  5             GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF         525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


275  5             GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY          525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO                                          Investment Funds


276  5             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


277  5             GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS           525910 - Open-End      Dublin                 IRELAND
                     FUND  (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL    Investment Funds
                     FUNDS PLC)

278  5             GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A        525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


279  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN            525910 - Open-End      George Town            CAYMAN ISLANDS
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


280  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN            525910 - Open-End      George Town            CAYMAN ISLANDS
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


281  5             GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE          525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL     Investment Funds
                     FUNDS PLC)

282  5             GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO             525910 - Open-End      Luxembourg             LUXEMBOURG
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)        Investment Funds


283  5             GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED)       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


284  5             GOLDMAN SACHS GLOBAL CURRENCY FUND                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


285  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR          525910 - Open-End      Dublin                 IRELAND
                     PLUS                                               Investment Funds


286  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


287  5             GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO         525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


288  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED   525910 - Open-End      Luxembourg             LUXEMBOURG
                     EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN SACHS       Investment Funds
                     FUNDS)

289  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           525910 - Open-End      Luxembourg             LUXEMBOURG
                     LOCAL PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS) Investment Funds


290  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


291  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY         525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


292  5             GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A        Investment Funds
                     SUBFUND OF GOLDMAN SACHS FUNDS)

293  5             GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


294  5             GOLDMAN SACHS GLOBAL FIXED INCOME PLUS               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (HEDGED) (A SUBFUND OF GOLDMAN SACHS     Investment Funds
                     FUNDS)

295  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A       525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


296  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO          525910 - Open-End      Luxembourg             LUXEMBOURG
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)        Investment Funds


297  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


298  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II         525910 - Open-End      Dublin                 IRELAND
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS    Investment Funds
                     PLC)

299  5             GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A       525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


300  5             GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND          525910 - Open-End      London                 UNITED KINGDOM
                                                                        Investment Funds                              (OTHER)


301  5             GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


302  5             GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds
303  5             GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION       525910 - Open-End      Dublin                 IRELAND
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND      Investment Funds


304  5             GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A        525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


305  5             GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY             525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS II)    Investment Funds


306  5             GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


307  5             GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


308  5             GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


309  5             GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II SICAV)           Investment Funds


310  5             GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


311  5             GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


312  5             GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


313  5             GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


314  5             GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


315  5             GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF          525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


316  5             GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


317  5             GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


318  5             GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND       525910 - Open-End      Luxembourg             LUXEMBOURG
                     OF GOLDMAN SACHS FUNDS)                            Investment Funds


319  5             GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


320  5             GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY            525910 - Open-End      Dublin                 IRELAND
                     MASTER FUND (A SUB FUND OF GOLDMAN SACHS TOTAL     Investment Funds
                     CURRENCY FUNDS PLC)

321  5             GOLDMAN SACHS SPECIALISED FIXED INCOME               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


322  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS       525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


323  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME            525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


324  5             GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


325  5             GOLDMAN SACHS STERLING GOVERNMENT LIQUID             525910 - Open-End      Dublin                 IRELAND
                     RESERVES FUND (A SUB-FUND OF THE GOLDMANS SACHS    Investment Funds
                     FUNDS, PLC)

326  5             GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A       525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)         Investment Funds


327  5             GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND         525910 - Open-End      Luxembourg             LUXEMBOURG
                     II PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)    Investment Funds


328  5             GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


329  5             GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


330  5             GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY       525910 - Open-End      Chicago       IL       UNITED STATES
                     FUND                                               Investment Funds
331  6               GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.     525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds

248  5             AUSTRALIA ENHANCED INCOME II MASTER COMPANY          N/A        N/A         The direct holder has
                     (IRELAND) LIMITED                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
249  5             GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
250  5             GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF           N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
251  5             GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
252  5             GOLDMAN SACHS BANK (EUROPE) PLC                      100        N/A

253  5             GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND       N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
254  6               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC        10         N/A

255  5             GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
256  5             GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF          N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
257  5             GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
258  5             GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
259  5             GOLDMAN SACHS CORPORATE CREDIT INVESTMENT            N/A        N/A         The direct holder has
                     FUND   (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                          Control through a
                       FUNDS II PLC)                                                           Management Agreement or
                                                                                               other arrangements.
260  6               CCIF LOANS LIMITED                                 100        N/A

261  5             GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
262  5             GOLDMAN SACHS EMERGING MARKET BOND PLUS              N/A        N/A         The direct holder has
                     SUB-TRUST                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
263  5             GOLDMAN SACHS EMERGING MARKETS CORE EQUITY           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
264  5             GOLDMAN SACHS EMERGING MARKETS CORPORATE BOND        N/A        N/A         The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
265  5             GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL            N/A        N/A         The direct holder has
                     FEEDER (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
266  5             GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO       N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
267  5             GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES        N/A        N/A         The direct holder has
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
268  5             GOLDMAN SACHS EURO LIQUID RESERVES FUND, A           N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
269  5             GOLDMAN SACHS EURO MONEY MARKET FUND  (A             N/A        N/A         The direct holder has
                     SUB-FUND OF GOLDMAN SACHS MONEY MARKET FUNDS)                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
270  5             GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
271  5             GOLDMAN SACHS EUROPE CONCENTRATED EQUITY             N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
272  5             GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
273  5             GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
274  5             GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF         N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
275  5             GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY          N/A        N/A         The direct holder has
                     PORTFOLIO                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
276  5             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
277  5             GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS           N/A        N/A         The direct holder has
                     FUND  (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                           Control through a
                     FUNDS PLC)                                                                Management Agreement or
                                                                                               other arrangements.
278  5             GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
279  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN            N/A        N/A         The direct holder has
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
280  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN            N/A        N/A         The direct holder has
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
281  5             GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE          N/A        N/A         The direct holder has
                     FUND (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                            Control through a
                     FUNDS PLC)                                                                Management Agreement or
                                                                                               other arrangements.
282  5             GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO             N/A        N/A         The direct holder has
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
283  5             GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED)       N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
284  5             GOLDMAN SACHS GLOBAL CURRENCY FUND                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
285  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR          N/A        N/A         The direct holder has
                     PLUS                                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
286  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
287  5             GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO         N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
288  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED   N/A        N/A         The direct holder has
                     EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                              Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
289  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           N/A        N/A         The direct holder has
                     LOCAL PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
290  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
291  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY         N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
292  5             GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO       N/A        N/A         The direct holder has
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A                               Control through a
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Management Agreement or
                                                                                               other arrangements.
293  5             GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
294  5             GOLDMAN SACHS GLOBAL FIXED INCOME PLUS               N/A        N/A         The direct holder has
                     PORTFOLIO (HEDGED) (A SUBFUND OF GOLDMAN SACHS                            Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
295  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A       N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
296  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO          N/A        N/A         The direct holder has
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
297  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
298  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II         N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS                           Control through a
                     PLC)                                                                      Management Agreement or
                                                                                               other arrangements.
299  5             GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A       N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
300  5             GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
301  5             GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
302  5             GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS FUNDS)
303  5             GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION       N/A        N/A         The direct holder has
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
304  5             GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
305  5             GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY             N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS II)                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
306  5             GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
307  5             GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
308  5             GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
309  5             GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II SICAV)                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
310  5             GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
311  5             GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
312  5             GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
313  5             GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
314  5             GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
315  5             GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF          N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
316  5             GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
317  5             GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
318  5             GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND       N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS FUNDS)                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
319  5             GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
320  5             GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY            N/A        N/A         The direct holder has
                     MASTER FUND (A SUB FUND OF GOLDMAN SACHS TOTAL                            Control through a
                     CURRENCY FUNDS PLC)                                                       Management Agreement or
                                                                                               other arrangements.
321  5             GOLDMAN SACHS SPECIALISED FIXED INCOME               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
322  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS       N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
323  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME            N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
324  5             GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
325  5             GOLDMAN SACHS STERLING GOVERNMENT LIQUID             N/A        N/A         The direct holder has
                     RESERVES FUND (A SUB-FUND OF THE GOLDMANS SACHS                           Control through a
                     FUNDS, PLC)                                                               Management Agreement or
                                                                                               other arrangements.
326  5             GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A       N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
327  5             GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND         N/A        N/A         The direct holder has
                     II PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
328  5             GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
329  5             GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
330  5             GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY
                     FUND
331  6               GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.     100        N/A


332  5             GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A            525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


333  5             GOLDMAN SACHS US EQUITY ABSOLUTE RETURN              525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A Subfund of Goldman Sachs Funds)       Investment Funds


334  5             GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND         525910 - Open-End      Luxembourg             LUXEMBOURG
                     OF GOLDMAN SACHS FUNDS)                            Investment Funds


335  5             GOLDMAN SACHS US FIXED INCOME FEEDER                 525910 - Open-End      Dublin                 IRELAND
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS GLOBAL      Investment Funds
                     FUNDS)

336  5             GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


337  5             GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


338  5             GOLDMAN SACHS US MORTGAGE BACKED SECURITIES          525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


339  5             GOLDMAN SACHS US SMALL CAP CORE EQUITY               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


340  5             GOLDMAN SACHS US SUPERCONCENTRATED GROWTH            525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO                                          Investment Funds


341  5             GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


342  5             GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND        525910 - Open-End      Dublin                 IRELAND
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS    Investment Funds
                     PLC)

343  5             GOLDMAN SACHS US$ LIQUID RESERVES FUND, A            525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC           Investment Funds


344  5             GOLDMAN SACHS US$ MONEY MARKET FUND  (A              525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS MONEY MARKET FUNDS)       Investment Funds


345  5             GOLDMAN SACHS US$ TREASURY LIQUID RESERVES           525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)  Investment Funds


346  5             GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A           525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)         Investment Funds


347  5             GS GLOBAL SUBORDINATED DEBT SECURITIES FX            525910 - Open-End      George Town            CAYMAN ISLANDS
                     SUB-TRUST                                          Investment Funds


348  5             GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


349  5             GSAMI China Equity Portfolio (a sub-fund of          525910 - Open-End      Dublin                 IRELAND
                     GSAMI China Funds, Public Limited Company)         Investment Funds


350  5             Goldman Sachs Brazil Equity Portfolio (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     Subfund of Goldman Sachs Funds)                    Investment Funds


351  4           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
352  4           GOLDMAN SACHS HOLDINGS (U.K.)                          551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
353  5             DUNVEGAN INVESTMENTS, LTD.                           523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
354  5             FORRES LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
355  6               FORRES INVESTMENTS LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
356  5             GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE       523920 - Portfolio     Mumbai                 INDIA (OTHER)
                     LIMITED                                            Management
357  6               BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE         523920 - Portfolio     Mumbai                 INDIA (OTHER)
                       LIMITED                                          Management
358  7                 BENCHMARK ASSET MANAGEMENT COMPANY               523920 - Portfolio     Ebene                  MAURITIUS
                         MAURITIUS LTD.                                 Management
359  5             GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL         523920 - Portfolio     London                 UNITED KINGDOM
                                                                        Management                                    (OTHER)

360  5             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
361  5             GOLDMAN SACHS INTERNATIONAL                          523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
362  6               ARES FINANCE S.r.l.                                525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
363  6               AVK Rohr Limited                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


364  6               DUNVEGAN INVESTMENTS, LTD.                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
365  6               GGICO MIDDLE EAST EQUITY FUND LIMITED              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


366  6               GOLDMAN SACHS (JERSEY) LIMITED                     523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
367  6               GOLDMAN SACHS BANK (EUROPE) PLC                    522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
368  6               GOLDMAN SACHS EUROPE LIMITED                       523930 -               Saint Helier           JERSEY
                                                                        Investment Advice
369  6               GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


370  7                 COOLMORE SPMA LIMITED                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
371  8                   MA COOLMORE LIMITED                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
372  9                     COOLMORE TRADING LIMITED                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
373  7                 MA ALTERNATIVE BETA TREND UCITS LIMITED          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
374  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         CONVERTIBLE ARBITRAGE LIMITED                  Financial Vehicles
375  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         EQUITY HEDGE LIMITED                           Financial Vehicles
376  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         EVENT DRIVEN LIMITED                           Financial Vehicles
377  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         MACRO LIMITED                                  Financial Vehicles
378  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         RELATIVE VALUE LIMITED                         Financial Vehicles
379  7                 SIGNUM MANAGED ACCOUNT I LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


380  6               GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED        523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
381  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       DYNAMO-J11 V12 PORTFOLIO                         Investment Funds


382  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       GLOBAL TRACKER PORTFOLIO                         Investment Funds


383  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       GOLDMAN SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER Investment Funds
                       JPY STRATEGY PORTFOLIO

384  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       S&P GSCI ENHANCED STRATEGY PORTFOLIO             Investment Funds


385  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       S&P GSCI LIGHT ENERGY PORTFOLIO                  Investment Funds


386  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SYSTEMATIC MI VOLTAR4 (10-11) PORTFOLIO          Investment Funds


387  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SYSTEMATIC MI VOLTAR4 (15-11) PORTFOLIO          Investment Funds


388  6               GOLDMAN SACHS SPECIALIZED                          525910 - Open-End      Luxembourg             LUXEMBOURG
                       INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO              Investment Funds


389  6               GOLDMAN SACHS SPECIALIZED                          525910 - Open-End      Luxembourg             LUXEMBOURG
                       INVESTMENTS-GLOBAL TRACKER PORTFOLIO II          Investment Funds


390  6               GOLDMAN SACHS STRATEGIC INVESTMENTS                525910 - Open-End      Dublin                 IRELAND
                       PLC-GOLDMAN SACHS DIVIDEND-LINKED EQUITY INCOME  Investment Funds
                       PORTFOLIO

391  6               GOLDMAN SACHS STRUCTURED INVESTMENT SICAV          525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA MACRO UCITS     Investment Funds
                       PORTFOLIO

392  6               GOLDMAN SACHS STRUCTURED INVESTMENTS II            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV - GOLDMAN SACHS ABSOLUTE RETURN TRACKER    Investment Funds
                       INDEX ETF PORTFOLIO

393  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 10 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


394  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 15 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


395  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 20 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


396  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO     Investment Funds


397  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - BRICS NIFTY 50 EMERGING MARKETS PORTFOLIO      Investment Funds


398  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - DIVERSIFIED STRATEGIES PORTFOLIO               Investment Funds


399  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - DYNAMO-CHF PORTFOLIO                           Investment Funds


400  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX    Investment Funds
                       PORTFOLIO

401  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA COMPOSITE I     Investment Funds
                       UCITS PORTFOLIO

402  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN    Investment Funds
                       UCITS PORTFOLIO

403  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA TREND UCITS     Investment Funds
                       PORTFOLIO

404  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS COMMODITY ALPHA PORTFOLIO        Investment Funds


405  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS COMMODITY ALPHA-BETA PORTFOLIO   Investment Funds


406  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS DIVIDEND LINKED PORTFOLIO ON THE Investment Funds
                       DOW JONES EURO STOXX 50 (R) INDEX

407  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS DOW JONES - UBS ENHANCED         Investment Funds
                       STRATEGY PORTFOLIO

408  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS FLOATING RATE EURO PORTFOLIO     Investment Funds


409  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG     Investment Funds
                       SHORT UCITS PORTFOLIO

410  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX   Investment Funds
                       PORTFOLIO

411  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-GSQUARTIX DYNAMO PORTFOLIO                 Investment Funds


412  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-MACRO HARVESTER PORTFOLIO                  Investment Funds


413  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-REDUCED VOLATILITY VELOCITY AND CARRY      Investment Funds
                       STRATEGY PORTFOLIO

414  6               GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX       525910 - Open-End      Dublin                 IRELAND
                       BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO       Investment Funds
415  6               MA WCM FF Limited                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

332  5             GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A            N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
333  5             GOLDMAN SACHS US EQUITY ABSOLUTE RETURN              N/A        N/A         The direct holder has
                     PORTFOLIO (A Subfund of Goldman Sachs Funds)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
334  5             GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND         N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS FUNDS)                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
335  5             GOLDMAN SACHS US FIXED INCOME FEEDER                 N/A        N/A         The direct holder has
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS GLOBAL                             Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
336  5             GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
337  5             GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
338  5             GOLDMAN SACHS US MORTGAGE BACKED SECURITIES          N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
339  5             GOLDMAN SACHS US SMALL CAP CORE EQUITY               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
340  5             GOLDMAN SACHS US SUPERCONCENTRATED GROWTH            N/A        N/A         The direct holder has
                     PORTFOLIO                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
341  5             GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
342  5             GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS                           Control through a
                     PLC)                                                                      Management Agreement or
                                                                                               other arrangements.
343  5             GOLDMAN SACHS US$ LIQUID RESERVES FUND, A            N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
344  5             GOLDMAN SACHS US$ MONEY MARKET FUND  (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS MONEY MARKET FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
345  5             GOLDMAN SACHS US$ TREASURY LIQUID RESERVES           N/A        N/A         The direct holder has
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
346  5             GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A           N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
347  5             GS GLOBAL SUBORDINATED DEBT SECURITIES FX            N/A        N/A         The direct holder has
                     SUB-TRUST                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
348  5             GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
349  5             GSAMI China Equity Portfolio (a sub-fund of          N/A        N/A         The direct holder has
                     GSAMI China Funds, Public Limited Company)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
350  5             Goldman Sachs Brazil Equity Portfolio (A             N/A        N/A         The direct holder has
                     Subfund of Goldman Sachs Funds)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
351  4           GOLDMAN SACHS BANK (EUROPE) PLC                        100        N/A

352  4           GOLDMAN SACHS HOLDINGS (U.K.)                          100        N/A


353  5             DUNVEGAN INVESTMENTS, LTD.                           100        N/A         This holding represents
                                                                                               ownership in Ordinary B
                                                                                               shares.

354  5             FORRES LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
355  6               FORRES INVESTMENTS LIMITED                         100        N/A

356  5             GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE       100        N/A
                     LIMITED
357  6               BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE         100        N/A
                       LIMITED
358  7                 BENCHMARK ASSET MANAGEMENT COMPANY               100        N/A
                         MAURITIUS LTD.
359  5             GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL         99         N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
360  5             GOLDMAN SACHS BANK (EUROPE) PLC                      100        N/A

361  5             GOLDMAN SACHS INTERNATIONAL                          100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.

362  6               ARES FINANCE S.r.l.                                100        N/A

363  6               AVK Rohr Limited                                                          Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
364  6               DUNVEGAN INVESTMENTS, LTD.                         100        N/A         This holding represents
                                                                                               ownership in Preferred A
                                                                                               shares.

365  6               GGICO MIDDLE EAST EQUITY FUND LIMITED                                     Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
366  6               GOLDMAN SACHS (JERSEY) LIMITED                     100        N/A




367  6               GOLDMAN SACHS BANK (EUROPE) PLC                    100        N/A

368  6               GOLDMAN SACHS EUROPE LIMITED                       91         N/A

369  6               GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                                Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
370  7                 COOLMORE SPMA LIMITED                            N/A        43

371  8                   MA COOLMORE LIMITED                            N/A        100

372  9                     COOLMORE TRADING LIMITED                     N/A        100

373  7                 MA ALTERNATIVE BETA TREND UCITS LIMITED          N/A        100

374  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         CONVERTIBLE ARBITRAGE LIMITED
375  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         EQUITY HEDGE LIMITED
376  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         EVENT DRIVEN LIMITED
377  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         MACRO LIMITED
378  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                100        N/A
                         RELATIVE VALUE LIMITED
379  7                 SIGNUM MANAGED ACCOUNT I LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
380  6               GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED        100        N/A


381  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       DYNAMO-J11 V12 PORTFOLIO                                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
382  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       GLOBAL TRACKER PORTFOLIO                                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
383  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       GOLDMAN SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER                        Control through a
                       JPY STRATEGY PORTFOLIO                                                  Management Agreement or
                                                                                               other arrangements.
384  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       S&P GSCI ENHANCED STRATEGY PORTFOLIO                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
385  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       S&P GSCI LIGHT ENERGY PORTFOLIO                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
386  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       SYSTEMATIC MI VOLTAR4 (10-11) PORTFOLIO                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
387  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       SYSTEMATIC MI VOLTAR4 (15-11) PORTFOLIO                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
388  6               GOLDMAN SACHS SPECIALIZED                          N/A        N/A         The direct holder has
                       INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
389  6               GOLDMAN SACHS SPECIALIZED                          N/A        N/A         The direct holder has
                       INVESTMENTS-GLOBAL TRACKER PORTFOLIO II                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
390  6               GOLDMAN SACHS STRATEGIC INVESTMENTS                N/A        N/A         The direct holder has
                       PLC-GOLDMAN SACHS DIVIDEND-LINKED EQUITY INCOME                         Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
391  6               GOLDMAN SACHS STRUCTURED INVESTMENT SICAV          N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA MACRO UCITS                            Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
392  6               GOLDMAN SACHS STRUCTURED INVESTMENTS II            N/A        N/A         The direct holder has
                       SICAV - GOLDMAN SACHS ABSOLUTE RETURN TRACKER                           Control through a
                       INDEX ETF PORTFOLIO                                                     Management Agreement or
                                                                                               other arrangements.
393  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 10 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
394  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 15 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
395  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 20 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
396  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
397  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - BRICS NIFTY 50 EMERGING MARKETS PORTFOLIO                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
398  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - DIVERSIFIED STRATEGIES PORTFOLIO                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
399  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - DYNAMO-CHF PORTFOLIO                                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
400  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX                           Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
401  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA COMPOSITE I                            Control through a
                       UCITS PORTFOLIO                                                         Management Agreement or
                                                                                               other arrangements.
402  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN                           Control through a
                       UCITS PORTFOLIO                                                         Management Agreement or
                                                                                               other arrangements.
403  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA TREND UCITS                            Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
404  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS COMMODITY ALPHA PORTFOLIO                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
405  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS COMMODITY ALPHA-BETA PORTFOLIO                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
406  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS DIVIDEND LINKED PORTFOLIO ON THE                        Control through a
                       DOW JONES EURO STOXX 50 (R) INDEX                                       Management Agreement or
                                                                                               other arrangements.
407  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS DOW JONES - UBS ENHANCED                                Control through a
                       STRATEGY PORTFOLIO                                                      Management Agreement or
                                                                                               other arrangements.
408  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS FLOATING RATE EURO PORTFOLIO                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
409  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG                            Control through a
                       SHORT UCITS PORTFOLIO                                                   Management Agreement or
                                                                                               other arrangements.
410  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX                          Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
411  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-GSQUARTIX DYNAMO PORTFOLIO                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
412  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-MACRO HARVESTER PORTFOLIO                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
413  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-REDUCED VOLATILITY VELOCITY AND CARRY                             Control through a
                       STRATEGY PORTFOLIO                                                      Management Agreement or
                                                                                               other arrangements.
414  6               GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX       100        N/A
                       BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO
415  6               MA WCM FF Limited                                                         Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.

416  6               SIGNUM MANAGED ACCOUNT I LIMITED                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


417  6               SIGNUM MANAGED ACCOUNT III LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


418  6               SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO          525910 - Open-End      Rio de Janeiro         BRAZIL
                       - INVESTIMENTO NO EXTERIOR CREDITO PRIVADO       Investment Funds
419  7                 SPHERE FUND                                      525910 - Open-End      Sao Paulo              BRAZIL
                                                                        Investment Funds
420  6               Signum AVK Limited                                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles


421  6               ULTEGRA FINANCE LIMITED                            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles


422  5             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
423  5             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        523991 - Trust,        Mumbai                 INDIA (OTHER)
                     LIMITED                                            Fiduciary, and
                                                                        Custody Activities
424  6               BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED          523991 - Trust,        Mumbai                 INDIA (OTHER)
                                                                        Fiduciary, and
                                                                        Custody Activities
425  7                 BENCHMARK MUTUAL FUND                            523920 - Portfolio     Mumbai                 INDIA (OTHER)
                                                                        Management
426  6               GOLDMAN SACHS BANKING INDEX EXCHANGE               525910 - Open-End      Mumbai                 INDIA (OTHER)
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL Investment Funds
                       FUND
427  6               GOLDMAN SACHS DERIVATIVE FUND - SUB FUND           525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OF GOLDMAN SACHS MUTUAL FUND                     Investment Funds
428  6               GOLDMAN SACHS EQUITY & DERIVATIVES                 525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OPPORTUNITIES FUND - SUB FUND OF GOLDMAN SACHS   Investment Funds
                       MUTUAL FUND
429  6               GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND          Investment Funds
430  6               GOLDMAN SACHS HANG SENG EXCHANGE TRADED            525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
431  6               GOLDMAN SACHS INFRASTRUCTURE EXCHANGE              525910 - Open-End      Mumbai                 INDIA (OTHER)
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL Investment Funds
                       FUND
432  6               GOLDMAN SACHS LIQUID EXCHANGE TRADED               525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
433  6               GOLDMAN SACHS MUTUAL FUND                          523920 - Portfolio     Mumbai                 INDIA (OTHER)
                                                                        Management
434  6               GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME         525910 - Open-End      Mumbai                 INDIA (OTHER)
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND          Investment Funds
435  6               GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED         525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
436  6               GOLDMAN SACHS PSU BANK EXCHANGE TRADED             525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
437  6               GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       EXCHANGE TRADED SCHEME - SUB FUND OF GOLDMAN     Investment Funds
                       SACHS MUTUAL FUND
438  6               GOLDMAN SACHS SHORT TERM FUND - SUB FUND           525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OF GOLDMAN SACHS MUTUAL FUND                     Investment Funds
439  6               Goldman Sachs S&P CNX 500 Fund - Sub fund          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       of Goldman Sachs Mutual Fund                     Investment Funds
440  5             MONTAGUE PLACE CUSTODY SERVICES                      523991 - Trust,        London                 UNITED KINGDOM
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
441  4           GOLDMAN SACHS INTERNATIONAL                            523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
442  4           GOLDMAN SACHS INTERNATIONAL BANK                       522110 -               London                 UNITED KINGDOM
                                                                        Commercial Banking                            (OTHER)
443  4           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
444  4           GS LEASING HOLDINGS LIMITED                            551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
445  5             BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
446  4           GS LEASING MANAGEMENT LIMITED                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
447  4           GS LIQUID TRADING PLATFORM I PCC                       525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
448  4           GS LIQUID TRADING PLATFORM II LIMITED                  525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
449  4           KILLINGHOLME POWER GROUP LIMITED                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
450  5             KILLINGHOLME HOLDINGS LIMITED                        551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
451  4           MONEY PARTNERS HOLDINGS LIMITED                        551112 - Offices       Uxbridge               UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
452  5             MONEY PARTNERS LIMITED                               522310 - Mortgage      Uxbridge               UNITED KINGDOM
                                                                        and Nonmortgage                               (OTHER)
                                                                        Loan Brokers
453  4           MONTAGUE PLACE CUSTODY SERVICES                        523991 - Trust,        London                 UNITED KINGDOM
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
454  4           NUFCOR INTERNATIONAL LIMITED                           523130 - Commodity     London                 UNITED KINGDOM
                                                                        Contracts Dealing                             (OTHER)
455  5             NUFCOR CAPITAL LIMITED                               523930 -               London                 UNITED KINGDOM
                                                                        Investment Advice                             (OTHER)
456  4           PUMBAA FINANCE B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
457  4           PUMBAA LUXEMBOURG S.A R.L.                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
458  4           SCADBURY UK LIMITED                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
459  5             GS EQUIPMENT FINANCE I LIMITED                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
460  5             GS EQUIPMENT FINANCE II LIMITED                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
461  5             GS LEASING NO. 1 LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
462  6               GS LEASING                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
463  5             GS LEASING NO. 3 LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
464  6               GS LEASING                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
465  5             SCADBURY ASSETS                                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
466  5             SCADBURY FUNDING LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
467  6               SCADBURY ASSETS                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
468  6               SCADBURY II ASSETS LIMITED                         551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
469  4           SHIRE UK LIMITED                                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
470  5             GS FUNDING INVESTMENTS LIMITED                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
471  5             GS FUNDING MANAGEMENT LIMITED                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
472  5             HECHSHIRE                                            523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
473  5             KILLINGHOLME GENERATION LIMITED                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
474  6               GS KILLINGHOLME CAYMAN INVESTMENTS LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
475  7                 GS KILLINGHOLME CAYMAN INVESTMENTS II            525990 - Other         George Town            CAYMAN ISLANDS
                         LTD                                            Financial Vehicles
476  8                   GS KILLINGHOLME CAYMAN INVESTMENTS             525990 - Other         George Town            CAYMAN ISLANDS
                         III                                            Financial Vehicles
477  7                 GS KILLINGHOLME CAYMAN INVESTMENTS III           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
478  6               KPL ACQUISITIONS LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
479  7                 KPL HOLDINGS LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
480  6               KPL FINANCE LIMITED                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
481  5             SHIRE ASSETS                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
482  5             SHIRE FUNDING LIMITED                                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
483  6               KILLINGHOLME GENERATION LIMITED                    551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
484  6               SHIRE ASSETS                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
485  5             SHIRE II ASSETS LIMITED                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
486  3         GOLDMAN SACHS PROPERTY MANAGEMENT                        53131 -                London                 UNITED KINGDOM
                                                                        Nonresidential                                (OTHER)
                                                                        property managers
487  2       GOLDMAN SACHS 1, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
488  2       GOLDMAN SACHS 2, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
489  2       GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
490  3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
491  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
492  2       GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
493  3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
494  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
495  2       GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
496  3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
497  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
498  4           GSEP 2005 REALTY CORP.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
499  2       GOLDMAN SACHS 230 PARK INVESTORS, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

416  6               SIGNUM MANAGED ACCOUNT I LIMITED                                          Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
417  6               SIGNUM MANAGED ACCOUNT III LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
418  6               SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO          100        N/A
                       - INVESTIMENTO NO EXTERIOR CREDITO PRIVADO
419  7                 SPHERE FUND                                      100        N/A

420  6               Signum AVK Limited                                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
421  6               ULTEGRA FINANCE LIMITED                                                   Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
422  5             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

423  5             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        100        N/A
                     LIMITED

424  6               BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED          100        N/A


425  7                 BENCHMARK MUTUAL FUND                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
426  6               GOLDMAN SACHS BANKING INDEX EXCHANGE                                      The direct holder is a
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL                        Trustee.
                       FUND
427  6               GOLDMAN SACHS DERIVATIVE FUND - SUB FUND                                  The direct holder is a
                       OF GOLDMAN SACHS MUTUAL FUND                                            Trustee.
428  6               GOLDMAN SACHS EQUITY & DERIVATIVES                                        The direct holder is a
                       OPPORTUNITIES FUND - SUB FUND OF GOLDMAN SACHS                          Trustee.
                       MUTUAL FUND
429  6               GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME                                 The direct holder is a
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                 Trustee.
430  6               GOLDMAN SACHS HANG SENG EXCHANGE TRADED                                   The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
431  6               GOLDMAN SACHS INFRASTRUCTURE EXCHANGE                                     The direct holder is a
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL                        Trustee.
                       FUND
432  6               GOLDMAN SACHS LIQUID EXCHANGE TRADED                                      The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
433  6               GOLDMAN SACHS MUTUAL FUND                          N/A        N/A         The direct holder is a
                                                                                               Trustee.
434  6               GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME                                The direct holder is a
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                 Trustee.
435  6               GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED                                The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
436  6               GOLDMAN SACHS PSU BANK EXCHANGE TRADED                                    The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
437  6               GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX                                 The direct holder is a
                       EXCHANGE TRADED SCHEME - SUB FUND OF GOLDMAN                            Trustee.
                       SACHS MUTUAL FUND
438  6               GOLDMAN SACHS SHORT TERM FUND - SUB FUND                                  The direct holder is a
                       OF GOLDMAN SACHS MUTUAL FUND                                            Trustee.
439  6               Goldman Sachs S&P CNX 500 Fund - Sub fund                                 The direct holder is a
                       of Goldman Sachs Mutual Fund                                            Trustee.
440  5             MONTAGUE PLACE CUSTODY SERVICES                      100        N/A


441  4           GOLDMAN SACHS INTERNATIONAL                            100        N/A         This holding represents
                                                                                               ownership in Preferred B
                                                                                               shares.

442  4           GOLDMAN SACHS INTERNATIONAL BANK                       100        N/A

443  4           GOLDMAN SACHS SAUDI ARABIA                             100        N/A

444  4           GS LEASING HOLDINGS LIMITED                            100        N/A


445  5             BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.       100        N/A

446  4           GS LEASING MANAGEMENT LIMITED                          100        N/A

447  4           GS LIQUID TRADING PLATFORM I PCC                       100        N/A

448  4           GS LIQUID TRADING PLATFORM II LIMITED                  100        N/A

449  4           KILLINGHOLME POWER GROUP LIMITED                       100        N/A


450  5             KILLINGHOLME HOLDINGS LIMITED                        100        N/A


451  4           MONEY PARTNERS HOLDINGS LIMITED                        100        N/A


452  5             MONEY PARTNERS LIMITED                               100        N/A


453  4           MONTAGUE PLACE CUSTODY SERVICES                        100        N/A


454  4           NUFCOR INTERNATIONAL LIMITED                           100        N/A

455  5             NUFCOR CAPITAL LIMITED                               100        N/A

456  4           PUMBAA FINANCE B.V.                                    100        N/A

457  4           PUMBAA LUXEMBOURG S.A R.L.                             100        N/A

458  4           SCADBURY UK LIMITED                                    100        N/A

459  5             GS EQUIPMENT FINANCE I LIMITED                       100        N/A

460  5             GS EQUIPMENT FINANCE II LIMITED                      100        N/A

461  5             GS LEASING NO. 1 LIMITED                             100        N/A

462  6               GS LEASING                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
463  5             GS LEASING NO. 3 LIMITED                             100        N/A

464  6               GS LEASING                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
465  5             SCADBURY ASSETS                                      100        N/A

466  5             SCADBURY FUNDING LIMITED                             100        N/A

467  6               SCADBURY ASSETS                                    100        N/A

468  6               SCADBURY II ASSETS LIMITED                         100        N/A


469  4           SHIRE UK LIMITED                                       100        N/A


470  5             GS FUNDING INVESTMENTS LIMITED                       100        N/A

471  5             GS FUNDING MANAGEMENT LIMITED                        100        N/A

472  5             HECHSHIRE                                            100        100



473  5             KILLINGHOLME GENERATION LIMITED                      100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
474  6               GS KILLINGHOLME CAYMAN INVESTMENTS LTD.            100        N/A

475  7                 GS KILLINGHOLME CAYMAN INVESTMENTS II            100        N/A
                         LTD
476  8                   GS KILLINGHOLME CAYMAN INVESTMENTS             N/A        N/A         The direct holder is a
                         III                                                                   General Partner.
477  7                 GS KILLINGHOLME CAYMAN INVESTMENTS III           N/A        N/A         The direct holder is a
                                                                                               General Partner.
478  6               KPL ACQUISITIONS LIMITED                           100        N/A

479  7                 KPL HOLDINGS LIMITED                             100        N/A

480  6               KPL FINANCE LIMITED                                100        N/A

481  5             SHIRE ASSETS                                         100        N/A

482  5             SHIRE FUNDING LIMITED                                100        N/A

483  6               KILLINGHOLME GENERATION LIMITED                    100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
484  6               SHIRE ASSETS                                       100        N/A

485  5             SHIRE II ASSETS LIMITED                              100        N/A

486  3         GOLDMAN SACHS PROPERTY MANAGEMENT                        100        N/A


487  2       GOLDMAN SACHS 1, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
488  2       GOLDMAN SACHS 2, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
489  2       GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
490  3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
491  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
492  2       GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
493  3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
494  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
495  2       GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
496  3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
497  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
498  4           GSEP 2005 REALTY CORP.                                 100        N/A

499  2       GOLDMAN SACHS 230 PARK INVESTORS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

500  3         W2007 230 PARK, LLC                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
501  2       GOLDMAN SACHS 3, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
502  2       GOLDMAN SACHS 4, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
503  2       GOLDMAN SACHS 49 FUND, LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
504  2       GOLDMAN SACHS 5, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
505  2       GOLDMAN SACHS ARGENTINA L.L.C.                             523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
506  2       GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                522320 - Financial     Wilmington    DE       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
507  2       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   523920 - Portfolio     Tokyo                  JAPAN
                                                                        Management
508  2       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
509  3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     525910 - Open-End      New York      NY       UNITED STATES
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,    Investment Funds
                 L.L.C.
510  3         ALTRINSIC: NON-US EQUITY LLC                             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
511  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
512  3         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
513  3         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A      525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
514  3         COF ASSET TRUST 11/11                                    525990 - Other         Newark        DE       UNITED STATES
                                                                        Financial Vehicles


515  3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF      525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
516  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     525910 - Open-End      New York      NY       UNITED STATES
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER     Investment Funds
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
517  4           GMS DISCOVERY FUND, LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
518  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     525910 - Open-End      New York      NY       UNITED STATES
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER     Investment Funds
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
519  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A         525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
520  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
521  4           GMS DISCOVERY FUND, LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
522  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A         525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS,  L.L.C.
523  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
524  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
525  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
526  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER  L.P.                                         Investment Funds
527  3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
528  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE MASTER L.P.                                 Investment Funds
529  3         FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF          525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
530  3         GMS DISCOVERY FUND, LLC                                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
531  3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND    525990 - Other         Wilmington    DE       UNITED STATES
                 SEED ACCOUNT, LLC                                      Financial Vehicles
532  3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
533  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE,        525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
534  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
535  4           GS CREDIT OPPORTUNITIES 2007, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
536  5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
537  6               GS MEZZANINE PARTNERS V ONSHORE FUND,              525990 - Other         New York      NY       UNITED STATES
                       L.L.C.                                           Financial Vehicles
538  7                 GS MEZZANINE PARTNERS V ONSHORE FUND,            525990 - Other         New York      NY       UNITED STATES
                         L.P.                                           Financial Vehicles
539  8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
540  8                   GSMP V ONSHORE INTERNATIONAL, LTD.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
541  9                     UMBRELLASTREAM LIMITED  PARTNERSHIP          525990 - Other         St. Peter              GUERNSEY
                             INCORPORATED                               Financial Vehicles     Port
542  8                   GSMP V ONSHORE INVESTMENT FUND,                525990 - Other         George Town            CAYMAN ISLANDS
                           LTD.                                         Financial Vehicles
543  8                   GSMP V ONSHORE S.a. r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
544  8                   GSMP V ONSHORE SENIOR S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
545  8                   GSMP V ONSHORE US, LTD.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
546  6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
547  3         GOLDMAN SACHS 49 FUND, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


548  3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.              523920 - Portfolio     Sao Paulo              BRAZIL
                                                                        Management
549  4           GERDAU PREVIDENCIA FUNDO DE INVESTIMENTO EM ACOES 2    525910 - Open-End      Rio de                 BRAZIL
                                                                        Investment Funds       Janeiro


550  4           GOLDMAN SACHS ACOES TOP FUNDO DE INVESTIMENTO EM       525910 - Open-End      Rio de                 BRAZIL
                   COTAS DE FUNDOS DE INVESTIMENTO EM ACOES             Investment Funds       Janeiro


551  4           GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE             525910 - Open-End      Rio de                 BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO       Investment Funds       Janeiro
                   MULTIMERCADO

552  5             GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL FUNDO       525910 - Open-End      Rio de                 BRAZIL
                     DE INVESTIMENTO MULTIMERCADO                       Investment Funds       Janeiro
553  4           GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO      525910 - Open-End      Sao Paulo              BRAZIL
                     EM COTAS DE FUNDOS DE INVESTIMENTO EM ACOES        Investment Funds


554  5             GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE       525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM ACOES                              Investment Funds       Janeiro
555  4           GOLDMAN SACHS IMA-B ATIVO FUNDO DE INVESTIMENTO EM     525910 - Open-End      Rio de                 BRAZIL
                     COTAS DE FUNDOS DE INVESTIMENTO RENDA FIXA         Investment Funds       Janeiro


556  5             GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO DE            525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO RENDA FIXA                            Investment Funds       Janeiro
557  4           GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE               525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM Investment Funds       Janeiro
                     ACOES

558  5             GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE            525910 - Open-End      Rio de                 BRAZIL
                     NVESTIMENTO EM ACOES                               Investment Funds       Janeiro
559  4           GOLDMAN SACHS MASTER ACOES TOP FUNDO DE                525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM ACOES                              Investment Funds       Janeiro


560  4           GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE                 525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO      Investment Funds
                   MULTIMERCADO

561  5             GOLDMAN SACHS MASTER HEDGE FUNDO DE                  525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO MULTIMERCADO                          Investment Funds       Janeiro
562  4           GOLDMAN SACHS MULTIMANAGER ITAU PLUS 15 - FUNDO DE     525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO MULTIMERCADO                            Investment Funds


563  4           GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE                 525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO      Investment Funds


564  5             GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE             525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO                                       Investment Funds       Janeiro
565  3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                 523920 - Portfolio     Tokyo                  JAPAN
                                                                        Management
566  3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.           523920 - Portfolio     Chong Ro-Gu            KOREA, SOUTH
                                                                        Management
567  4           GOLDMAN SACHS BRICS SECURITIES FEEDER INVESTMENT       525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST (EQUITY-FOFS)                                  Investment Funds


568  4           GOLDMAN SACHS BRICS SECURITIES MASTER INVESTMENT       525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST                                                Investment Funds


569  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES FEEDER      525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                Investment Funds


570  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES MASTER      525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                Investment Funds


571  4           GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT       525910 - Open-End      Seoul                  KOREA, SOUTH
                   TRUST [EQUITY]                                       Investment Funds


572  4           GOLDMAN SACHS US EQUITY SECURITIES FEEDER              525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST                                     Investment Funds


573  4           GOLDMAN SACHS US EQUITY SECURITIES MASTER              525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST                                     Investment Funds


574  4           HOLEINONE PP DERIV. 3                                  525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                                                                        Investment Funds


575  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES 156-3          525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   [GOVERN BOND]                                        Investment Funds


576  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES INVESTMENT     525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST 78-11 [BOND]                                   Investment Funds


577  3         GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II          525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


578  3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR          525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


579  4           GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF      525910 - Open-End      Dublin                 IRELAND
                   GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)            Investment Funds
580  5             ABS Loans 2007 Limited                               525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
581  3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME   525910 - Open-End      Toronto       ON       CANADA
                 FUND                                                   Investment Funds


582  3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES     525990 - Other         Wilmington    DE       UNITED STATES
                 ADVISORS III, L.L.C.                                   Financial Vehicles
583  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

500  3         W2007 230 PARK, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
501  2       GOLDMAN SACHS 3, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
502  2       GOLDMAN SACHS 4, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
503  2       GOLDMAN SACHS 49 FUND, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
504  2       GOLDMAN SACHS 5, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
505  2       GOLDMAN SACHS ARGENTINA L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


506  2       GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                100        N/A





507  2       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   100        N/A

508  2       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
509  3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     N/A        N/A         The direct holder is a
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,                           Managing Member.
                 L.L.C.
510  3         ALTRINSIC: NON-US EQUITY LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
511  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
512  3         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
513  3         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A      N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
514  3         COF ASSET TRUST 11/11                                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
515  3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF      N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
516  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     N/A        N/A         The direct holder is a
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
517  4           GMS DISCOVERY FUND, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
518  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     N/A        N/A         The direct holder is a
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
519  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A         N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
520  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
521  4           GMS DISCOVERY FUND, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
522  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A         N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS,  L.L.C.
523  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
524  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
525  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
526  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER  L.P.                                                                Limited Partner.
527  3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
528  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE MASTER L.P.                                                        Limited Partner.
529  3         FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF          N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
530  3         GMS DISCOVERY FUND, LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
531  3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND    N/A        N/A         The direct holder is a
                 SEED ACCOUNT, LLC                                                             Managing Member.
532  3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
533  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE,        N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
534  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
535  4           GS CREDIT OPPORTUNITIES 2007, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
536  5             GS MEZZANINE PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
537  6               GS MEZZANINE PARTNERS V ONSHORE FUND,              N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Non-Managing Member.
538  7                 GS MEZZANINE PARTNERS V ONSHORE FUND,            N/A        N/A         The direct holder is a
                         L.P.                                                                  General Partner.
539  8                   GS Lux Management Services S.a r.l.            100        N/A

540  8                   GSMP V ONSHORE INTERNATIONAL, LTD.             100        N/A

541  9                     UMBRELLASTREAM LIMITED  PARTNERSHIP          N/A        43
                             INCORPORATED
542  8                   GSMP V ONSHORE INVESTMENT FUND,                100        N/A
                           LTD.
543  8                   GSMP V ONSHORE S.a. r.l.                       100        N/A

544  8                   GSMP V ONSHORE SENIOR S.A R.L.                 100        N/A

545  8                   GSMP V ONSHORE US, LTD.                        100        N/A

546  6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
547  3         GOLDMAN SACHS 49 FUND, LLC                               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
548  3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.              100        N/A

549  4           GERDAU PREVIDENCIA FUNDO DE INVESTIMENTO EM ACOES 2    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
550  4           GOLDMAN SACHS ACOES TOP FUNDO DE INVESTIMENTO EM       N/A        N/A         The direct holder has
                   COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
551  4           GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE             N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                              Control through a
                   MULTIMERCADO                                                                Management Agreement or
                                                                                               other arrangements.
552  5             GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL FUNDO       100        N/A
                     DE INVESTIMENTO MULTIMERCADO
553  4           GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO      N/A        N/A         The direct holder has
                     EM COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
554  5             GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE       100        N/A
                     INVESTIMENTO EM ACOES
555  4           GOLDMAN SACHS IMA-B ATIVO FUNDO DE INVESTIMENTO EM     N/A        N/A         The direct holder has
                     COTAS DE FUNDOS DE INVESTIMENTO RENDA FIXA                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
556  5             GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO DE            100        N/A
                     INVESTIMENTO RENDA FIXA
557  4           GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE               N/A        N/A         The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM                        Control through a
                     ACOES                                                                     Management Agreement or
                                                                                               other arrangements.
558  5             GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE            100        N/A
                     NVESTIMENTO EM ACOES
559  4           GOLDMAN SACHS MASTER ACOES TOP FUNDO DE                N/A        N/A         The direct holder has
                     INVESTIMENTO EM ACOES                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
560  4           GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE                 N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                             Control through a
                   MULTIMERCADO                                                                Management Agreement or
                                                                                               other arrangements.
561  5             GOLDMAN SACHS MASTER HEDGE FUNDO DE                  100        N/A
                     INVESTIMENTO MULTIMERCADO
562  4           GOLDMAN SACHS MULTIMANAGER ITAU PLUS 15 - FUNDO DE     N/A        N/A         The direct holder has
                   INVESTIMENTO MULTIMERCADO                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
563  4           GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE                 N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
564  5             GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE             100        N/A
                     INVESTIMENTO
565  3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                 100        N/A

566  3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.           100        N/A

567  4           GOLDMAN SACHS BRICS SECURITIES FEEDER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST (EQUITY-FOFS)                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
568  4           GOLDMAN SACHS BRICS SECURITIES MASTER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST                                                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
569  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES FEEDER      N/A        N/A         The direct holder has
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
570  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES MASTER      N/A        N/A         The direct holder has
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
571  4           GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST [EQUITY]                                                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
572  4           GOLDMAN SACHS US EQUITY SECURITIES FEEDER              N/A        N/A         The direct holder has
                   INVESTMENT TRUST                                                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
573  4           GOLDMAN SACHS US EQUITY SECURITIES MASTER              N/A        N/A         The direct holder has
                   INVESTMENT TRUST                                                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
574  4           HOLEINONE PP DERIV. 3                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
575  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES 156-3          N/A        N/A         The direct holder has
                   [GOVERN BOND]                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
576  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES INVESTMENT     N/A        N/A         The direct holder has
                   TRUST 78-11 [BOND]                                                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
577  3         GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
578  3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR          N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
579  4           GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF      75         N/A
                   GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)
580  5             ABS Loans 2007 Limited                               100        N/A

581  3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME   N/A        N/A         The direct holder has
                 FUND                                                                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
582  3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES     N/A        N/A         The direct holder is a
                 ADVISORS III, L.L.C.                                                          Managing Member.
583  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

584  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND   525910 - Open-End      Dublin                 IRELAND
                 OF GOLDMAN SACHS SELECT INVESTMENT FUNDS II)           Investment Funds


585  3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED      525990 - Other         New York      NY       UNITED STATES
                 FUND, LLC                                              Financial Vehicles
586  4           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
587  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
588  6               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
589  7                 GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
590  8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
591  8                   GSMP 2006 ONSHORE INTERNATIONAL, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
592  9                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL,    525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
593  10                      GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL   525990 - Other         George Town            CAYMAN ISLANDS
                               (BRENNTAG), LTD.                         Financial Vehicles
594  10                      GSMP 2006 Onshore Holdings S.a r.l.        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
595  9                     SEVRES II S.A.R.L.                           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
596  8                   GSMP 2006 ONSHORE US, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
597  9                     GSMP 2006 ONSHORE HOLDINGS US, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
598  7                 GSMP 2006 ONSHORE S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
599  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
600  3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
601  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
602  3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
603  3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
604  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND           525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
605  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
606  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
607  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
608  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
609  3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    525990 - Other         Wilmington    DE       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
610  4           GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL       525910 - Open-End      George Town            CAYMAN ISLANDS
                   2008 FUND, L.P.                                      Investment Funds
611  3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
612  3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
613  3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


614  3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


615  3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN   525910 - Open-End      George Town            CAYMAN ISLANDS
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)            Investment Funds


616  3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
617  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
618  3         GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND     525910 - Open-End      George Town            CAYMAN ISLANDS
                 SUB-TRUST                                              Investment Funds


619  3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
620  3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
621  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
622  3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN     525910 - Open-End      George Town            CAYMAN ISLANDS
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)            Investment Funds


623  3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR          525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


624  3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
625  4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
626  3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
627  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


628  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
629  3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
630  3         GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT       525990 - Other         Wilmington    DE       UNITED STATES
                 FUND, LLC                                              Financial Vehicles


631  3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN       525910 - Open-End      George Town            CAYMAN ISLANDS
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)      Investment Funds


632  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
633  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
634  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD. 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


635  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC           525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
636  3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
637  4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
638  3         GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


639  3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                  523930 -               New York      NY       UNITED STATES
                                                                        Investment Advice
640  4           GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
641  5             Goldman Sachs Access - Goldman Sachs                 525910 - Open-End      New York      NY       UNITED STATES
                     Investment Partners/Liberty Harbor, L.P.           Investment Funds
642  4           GOLDMAN SACHS ACCESS FUNDS GP, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
643  5             GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
644  4           GOLDMAN SACHS BH FUND ONSHORE, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
645  4           GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


646  5             GOLDMAN SACHS CLASSIC HOLDINGS, LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
647  4           GOLDMAN SACHS DEWORDE ONSHORE, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
648  4           GOLDMAN SACHS DIRECT STRATEGIES PLC                    525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


649  4           GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO       525910 - Open-End      George Town            CAYMAN ISLANDS
                   YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)     Investment Funds


650  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
651  4           GOLDMAN SACHS EP PARTNERS SPC                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
652  4           GOLDMAN SACHS EP PARTNERS, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
653  4           GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS           525990 - Other         Luxembourg             LUXEMBOURG
                   DYNAMIC ALTERNATIVE STRATEGIES PORTFOLIO             Financial Vehicles
654  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


655  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
656  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


657  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
658  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES            525910 - Open-End      Dublin                 IRELAND
                   (IRELAND)                                            Investment Funds


659  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End      Dublin                 IRELAND
                   (IRELAND)                                            Investment Funds


660  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
661  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
662  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
663  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


664  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
665  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


666  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
667  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

584  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND   N/A        N/A         The direct holder has
                 OF GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
585  3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED      N/A        N/A         The direct holder is a
                 FUND, LLC                                                                     Managing Member.
586  4           GS MEZZANINE PARTNERS 2006, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
587  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
588  6               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
589  7                 GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
590  8                   GS Lux Management Services S.a r.l.            100        N/A

591  8                   GSMP 2006 ONSHORE INTERNATIONAL, LTD.          100        N/A

592  9                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL,    100        N/A
                             LTD.
593  10                      GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL   100        N/A
                               (BRENNTAG), LTD.
594  10                      GSMP 2006 Onshore Holdings S.a r.l.        100        N/A

595  9                     SEVRES II S.A.R.L.                           73         73

596  8                   GSMP 2006 ONSHORE US, LTD.                     100        N/A

597  9                     GSMP 2006 ONSHORE HOLDINGS US, LTD.          100        N/A

598  7                 GSMP 2006 ONSHORE S.A.R.L.                       100        N/A

599  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
600  3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
601  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
602  3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
603  3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
604  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
605  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
606  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
607  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
608  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
609  3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
610  4           GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL       N/A        N/A         The direct holder is a
                   2008 FUND, L.P.                                                             General Partner.
611  3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
612  3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
613  3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
614  3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
615  3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN   N/A        N/A         The direct holder has
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
616  3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
617  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   General Partner.
618  3         GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND     N/A        N/A         The direct holder has
                 SUB-TRUST                                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
619  3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
620  3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
621  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   Limited Partner.
622  3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN     N/A        N/A         The direct holder has
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
623  3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR          N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
624  3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
625  4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
626  3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
627  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
628  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
629  3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
630  3         GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT       N/A        N/A         The direct holder has
                 FUND, LLC                                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
631  3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN       N/A        N/A         The direct holder has
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
632  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
633  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
634  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD. N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
635  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
636  3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
637  4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
638  3         GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
639  3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
640  4           GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
641  5             Goldman Sachs Access - Goldman Sachs                 N/A        N/A         The direct holder is a
                     Investment Partners/Liberty Harbor, L.P.                                  General Partner.
642  4           GOLDMAN SACHS ACCESS FUNDS GP, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
643  5             GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
644  4           GOLDMAN SACHS BH FUND ONSHORE, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
645  4           GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
646  5             GOLDMAN SACHS CLASSIC HOLDINGS, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
647  4           GOLDMAN SACHS DEWORDE ONSHORE, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
648  4           GOLDMAN SACHS DIRECT STRATEGIES PLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
649  4           GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO       N/A        N/A         The direct holder has
                   YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
650  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
651  4           GOLDMAN SACHS EP PARTNERS SPC                          100        N/A

652  4           GOLDMAN SACHS EP PARTNERS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
653  4           GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS           N/A        N/A         The direct holder is a
                   DYNAMIC ALTERNATIVE STRATEGIES PORTFOLIO                                    Managing Member.
654  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
655  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
656  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
657  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
658  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES            N/A        N/A         The direct holder has
                   (IRELAND)                                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
659  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         N/A        N/A         The direct holder has
                   (IRELAND)                                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
660  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
661  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
662  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
663  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
664  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
665  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
666  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
667  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

668  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING                  525910 - Open-End      Dublin                 IRELAND
                   INSTITUTIONAL PLC                                    Investment Funds


669  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


670  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
671  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
672  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
673  4           GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
674  4           GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED        525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL INVESTORS)                             Investment Funds


675  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A            525910 - Open-End      Dublin                 IRELAND
                   SUB-FUND OF GOLDMAN SACHS MULTI MANAGER FUNDS        Investment Funds


676  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING                525910 - Open-End      Dublin                 IRELAND
                     INSTITUTIONAL PLC                                  Investment Funds
677  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST         525910 - Open-End      George Town            CAYMAN ISLANDS
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)              Investment Funds


678  4           GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF         525910 - Open-End      Dublin                 IRELAND
                   GOLDMAN SACHS MULTI MANAGER FUNDS                    Investment Funds


679  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
680  4           GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN      525910 - Open-End      Dublin                 IRELAND
                   SACHS MULTI MANAGER FUNDS                            Investment Funds


681  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
682  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
683  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
684  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
685  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
686  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
687  4           GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
688  4           GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
689  4           GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
690  4           GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
691  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


692  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
693  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
694  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
695  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
696  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
697  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC         525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
698  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
699  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
700  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC             525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


701  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
702  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
703  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
704  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
705  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
706  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
707  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
708  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
709  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


710  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
711  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                 525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


712  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
713  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
714  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
715  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
716  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
717  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
718  4           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
719  4           GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
720  4           GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
721  4           GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST              525910 - Open-End      New York      NY       UNITED STATES
                   PORTFOLIO, LLC                                       Investment Funds
722  4           GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
723  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
724  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
725  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
726  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG            525990 - Other         New York      NY       UNITED STATES
                   FAMILY, LLC                                          Financial Vehicles
727  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      New York      NY       UNITED STATES
                   (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
728  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
729  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


730  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
731  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY      525910 - Open-End      New York      NY       UNITED STATES
                   FUND, LLC                                            Investment Funds
732  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
733  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
734  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
735  4           GOLDMAN SACHS PRINCETON FUND, LLC                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
736  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
737  4           GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
738  4           GOLDMAN SACHS RP PARTNERS SPC                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
739  4           GOLDMAN SACHS RP PARTNERS, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
740  4           GOLDMAN SACHS SELECT ACCESS FUND, L.P.                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
741  4           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
742  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE         525910 - Open-End      New York      NY       UNITED STATES
                   FUND, LLC                                            Investment Funds
743  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
744  4           GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
745  4           GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
746  4           GOLDMAN SACHS SYM FUND (FOR QUALIFIED                  525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL INVESTORS)                             Investment Funds


747  4           GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
748  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            525910 - Open-End      New York      NY       UNITED STATES
                     FUND, LLC                                          Investment Funds
749  4           GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE         525910 - Open-End      New York      NY       UNITED STATES
                   FUND 2006, LLC                                       Investment Funds
750  4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
751  4           GOLDMAN SACHS WEST STREET PARTNERS, LLC                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

668  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING                  N/A        N/A         The direct holder has
                   INSTITUTIONAL PLC                                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
669  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
670  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
671  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
672  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
673  4           GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
674  4           GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED        N/A        N/A         The direct holder has
                   INSTITUTIONAL INVESTORS)                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
675  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A            N/A        N/A         The direct holder has
                   SUB-FUND OF GOLDMAN SACHS MULTI MANAGER FUNDS                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
676  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING                100        N/A
                     INSTITUTIONAL PLC
677  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST         N/A        N/A         The direct holder has
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
678  4           GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF         N/A        N/A         The direct holder has
                   GOLDMAN SACHS MULTI MANAGER FUNDS                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
679  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

680  4           GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN      N/A        N/A         The direct holder has
                   SACHS MULTI MANAGER FUNDS                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
681  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

682  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
683  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
684  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
685  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
686  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
687  4           GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
688  4           GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
689  4           GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
690  4           GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
691  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
692  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           57         N/A

693  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          34         N/A
                     (IRELAND)
694  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          59         N/A
                     SPV LIMITED
695  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           83         N/A

696  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

697  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC         23         N/A

698  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

699  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
700  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
701  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC       57         N/A

702  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       35         N/A
                     (IRELAND)
703  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       32         N/A
                     SPV LIMITED
704  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           83         N/A

705  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

706  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC        85         N/A

707  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

708  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
709  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
710  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
711  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
712  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           57         N/A

713  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          34         N/A
                     (IRELAND)
714  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          59         N/A
                     SPV LIMITED
715  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

716  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

717  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
718  4           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
719  4           GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
720  4           GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
721  4           GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST              N/A        N/A         The direct holder is a
                   PORTFOLIO, LLC                                                              Managing Member.
722  4           GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
723  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
724  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
725  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
726  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG            N/A        N/A         The direct holder is a
                   FAMILY, LLC                                                                 Managing Member.
727  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            N/A        N/A         The direct holder is a
                   (BROADSCOPE) HOLDINGS, LLC                                                  Managing Member.
728  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
729  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
730  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
731  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY      N/A        N/A         The direct holder is a
                   FUND, LLC                                                                   Managing Member.
732  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
733  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
734  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
735  4           GOLDMAN SACHS PRINCETON FUND, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
736  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
737  4           GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
738  4           GOLDMAN SACHS RP PARTNERS SPC                          100        N/A

739  4           GOLDMAN SACHS RP PARTNERS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
740  4           GOLDMAN SACHS SELECT ACCESS FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
741  4           GOLDMAN SACHS SHERWOOD FUND, LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
742  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE         N/A        N/A         The direct holder is a
                   FUND, LLC                                                                   Managing Member.
743  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
744  4           GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
745  4           GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
746  4           GOLDMAN SACHS SYM FUND (FOR QUALIFIED                  N/A        N/A         The direct holder has
                   INSTITUTIONAL INVESTORS)                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
747  4           GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
748  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            N/A        N/A         The direct holder is a
                     FUND, LLC                                                                 Non-Managing Member.
749  4           GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE         N/A        N/A         The direct holder is a
                   FUND 2006, LLC                                                              Managing Member.
750  4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
751  4           GOLDMAN SACHS WEST STREET PARTNERS, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

752  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            525910 - Open-End      New York      NY       UNITED STATES
                     FUND, LLC                                          Investment Funds
753  4           GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND          525910 - Open-End      New York      NY       UNITED STATES
                   2007, LLC                                            Investment Funds
754  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
755  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
756  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
757  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006         525910 - Open-End      George Town            CAYMAN ISLANDS
                   SEGREGATED PORTFOLIO                                 Investment Funds
758  4           GS EH HOLDINGS, LLC                                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
759  4           Goldman Sachs Multi-Strategy Portfolio RT, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
760  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
761  4           HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
762  4           HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
763  5             HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
764  4           HEDGE FUND SEEDING STRATEGY: 2011 LLC                  525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
765  4           HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
766  4           HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
767  4           MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   RETIREMENT FUND, LTD.                                Investment Funds


768  4           MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.           525910 - Open-End      New York      NEW YORK UNITED STATES
                                                                        Investment Funds


769  4           MULTI-STRATEGY PORTFOLIO RLTM, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
770  4           MULTI-STRATEGY PORTFOLIO UNION BLUE FUND               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


771  4           MULTI-STRATEGY PORTFOLIO WANEK, LLC                    525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds


772  4           SELECT COMMODITIES STRATEGIES, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
773  4           SELECT FUNDAMENTAL STRATEGIES, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
774  4           SELECT TRADING STRATEGIES, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
775  4           SRK FAMILY FUND, LLC                                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
776  4           STRATEGIC ASIA PARTNERS ASSET TRUST                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


777  4           STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


778  4           TE CALEL INVESTORS, LTD.                               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
779  4           TE CALEL PORTFOLIO, LTD.                               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
780  4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
781  4           TE JENKINS PORTFOLIO, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
782  4           THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
783  4           THEOREMA MANAGED PORTFOLIO MASTER, LTD.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
784  3         GOLDMAN SACHS INDIA FUND LIMITED                         525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds


785  3         GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF   525910 - Open-End      Dublin                 IRELAND
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment Funds


786  3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST     525910 - Open-End      George Town            CAYMAN ISLANDS
                 (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


787  3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
788  4           GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND,      525910 - Open-End      George Town            CAYMAN ISLANDS
                   L.P.                                                 Investment Funds
789  3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
790  3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
791  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND,      525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
792  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES            525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE FUND, L.P.                                  Financial Vehicles
793  3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
794  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
795  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
796  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
797  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND            525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
798  5             GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER        525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
799  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
800  3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
801  3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT        525910 - Open-End      Dublin                 IRELAND
                 TRUST) (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL   Investment Funds
                 INVESTORS ONLY)  (A SUBFUND OF GOLDMAN SACHS SELECT
                 INVESTMENT FUNDS)
802  3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR       525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


803  3         GS CREDIT BALANCE FUND                                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


804  3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


805  3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
806  3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
807  3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
808  3         GS TC ADVISORS, L.L.C.                                   525990 - Other         George Town            Cayman Islands
                                                                        Financial Vehicles
809  4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
810  3         GSAM (GMS Cayman GP) Ltd.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
811  4           ACADIAN: NON-US EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
812  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
813  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
814  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE       525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
815  4           ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
816  4           DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
817  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     525910 - Open-End      George Town            CAYMAN ISLANDS
                   3 OFFSHORE L.P.                                      Investment Funds
818  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     525910 - Open-End      George Town            CAYMAN ISLANDS
                   5 OFFSHORE L.P.                                      Investment Funds
819  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
820  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
821  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
822  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
823  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER  L.P.                                         Investment Funds
824  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE L.P.                                        Investment Funds
825  5             EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1        525910 - Open-End      George Town            CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                               Investment Funds
826  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE MASTER L.P.                                 Investment Funds
827  4           FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
828  4           LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
829  4           LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
830  4           LSV: NON-US EQUITY OFFSHORE L.P.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
831  4           NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
832  4           NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
833  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
834  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
835  5             NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE         525910 - Open-End      George Town            CAYMAN ISLANDS
                     MASTER L.P.                                        Investment Funds

752  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            N/A        N/A         The direct holder is a
                     FUND, LLC                                                                 Non-Managing Member.
753  4           GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND          N/A        N/A         The direct holder is a
                   2007, LLC                                                                   Managing Member.
754  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
755  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
756  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
757  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
758  4           GS EH HOLDINGS, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
759  4           Goldman Sachs Multi-Strategy Portfolio RT, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
760  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
761  4           HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
762  4           HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
763  5             HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP        N/A        N/A         The direct holder is a
                                                                                               General Partner.
764  4           HEDGE FUND SEEDING STRATEGY: 2011 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
765  4           HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.              100        N/A

766  4           HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.              100        N/A

767  4           MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER         N/A        N/A         The direct holder has
                   RETIREMENT FUND, LTD.                                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
768  4           MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
769  4           MULTI-STRATEGY PORTFOLIO RLTM, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
770  4           MULTI-STRATEGY PORTFOLIO UNION BLUE FUND               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
771  4           MULTI-STRATEGY PORTFOLIO WANEK, LLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
772  4           SELECT COMMODITIES STRATEGIES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
773  4           SELECT FUNDAMENTAL STRATEGIES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
774  4           SELECT TRADING STRATEGIES, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
775  4           SRK FAMILY FUND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
776  4           STRATEGIC ASIA PARTNERS ASSET TRUST                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
777  4           STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
778  4           TE CALEL INVESTORS, LTD.                               100        N/A

779  4           TE CALEL PORTFOLIO, LTD.                               100        N/A

780  4           TE JENKINS INVESTORS, LTD.                             100        N/A

781  4           TE JENKINS PORTFOLIO, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
782  4           THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                100        N/A

783  4           THEOREMA MANAGED PORTFOLIO MASTER, LTD.                100        N/A

784  3         GOLDMAN SACHS INDIA FUND LIMITED                         N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
785  3         GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF   N/A        N/A         The direct holder has
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
786  3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST     N/A        N/A         The direct holder has
                 (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
787  3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
788  4           GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
789  3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
790  3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
791  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
792  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES            N/A        N/A         The direct holder is a
                   OFFSHORE FUND, L.P.                                                         General Partner.
793  3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
794  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
795  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
796  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
797  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND            N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
798  5             GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
799  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
800  3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
801  3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT        N/A        N/A         The direct holder has
                 TRUST) (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL                          Control through a
                 INVESTORS ONLY)  (A SUBFUND OF GOLDMAN SACHS SELECT                           Management Agreement or
                 INVESTMENT FUNDS)                                                             other arrangements.
802  3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR       N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
803  3         GS CREDIT BALANCE FUND                                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
804  3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
805  3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
806  3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
807  3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
808  3         GS TC ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
809  4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
810  3         GSAM (GMS Cayman GP) Ltd.                                100        N/A

811  4           ACADIAN: NON-US EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
812  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
813  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
814  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE       N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
815  4           ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
816  4           DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
817  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     N/A        N/A         The direct holder is a
                   3 OFFSHORE L.P.                                                             General Partner.
818  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     N/A        N/A         The direct holder is a
                   5 OFFSHORE L.P.                                                             General Partner.
819  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
820  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
821  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
822  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
823  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER  L.P.                                                                General Partner.
824  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE L.P.                                                               General Partner.
825  5             EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1        N/A        N/A         The direct holder is a
                     OFFSHORE MASTER L.P.                                                      Limited Partner.
826  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE MASTER L.P.                                                        General Partner.
827  4           FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
828  4           LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
829  4           LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
830  4           LSV: NON-US EQUITY OFFSHORE L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
831  4           NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
832  4           NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
833  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
834  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
835  5             NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE         N/A        N/A         The direct holder is a
                     MASTER L.P.                                                               Limited Partner.

836  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
837  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
838  5             NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE         525910 - Open-End      George Town            CAYMAN ISLANDS
                     MASTER L.P.                                        Investment Funds
839  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
840  4           PICTET: NON-US EQUITY OFFSHORE L.P.                    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
841  5             PICTET: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
842  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
843  4           SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
844  4           SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
845  4           TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE L.P.                                        Investment Funds
846  4           TRILOGY: NON-US EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
847  4           VONTOBEL: NON-US EQUITY OFFSHORE L.P.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
848  5             VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
849  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
850  4           WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
851  3         GSAM INDIA HOLDINGS LIMITED                              551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
852  4           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE         523920 - Portfolio     Mumbai                 INDIA (OTHER)
                   LIMITED                                              Management
853  4           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE          523991 - Trust,        Mumbai                 INDIA (OTHER)
                   LIMITED                                              Fiduciary, and
                                                                        Custody Activities
854  3         LATEEF: DYNAMIC EQUITY LLC                               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
855  3         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
856  4           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
857  5             GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
858  5             LH (MAURITIUS) II LIMITED                            525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds
859  5             LH (MAURITIUS) LIMITED                               525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds
860  3         LIBERTY HARBOR I GP, LLC                                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
861  4           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
862  4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
863  5             LIBERTY HARBOR MASTER FUND I, L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
864  3         LIBERTY HARBOR I QP FUND, LLC                            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
865  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
866  3         LIBERTY HARBOR I, LLC                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
867  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
868  3         LIBERTY HARBOR NATURAL RESOURCES FUND, LLC               525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
869  3         LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC        525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
870  4           LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
871  3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                  525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
872  3         LSV: NON-US EQUITY LLC                                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
873  3         Liberty Harbor Distressed Credit Opportunities           525990 - Other         New York      NY       UNITED STATES
                 Advisors, LLC                                          Financial Vehicles
874  4           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
875  4           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
876  5             LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, LTD.                            Financial Vehicles
877  6               LIBERTY HARBOR DISTRESSED CREDIT                   525990 - Other         George Town            CAYMAN ISLANDS
                       AGGREGATOR I, L.P.                               Financial Vehicles
878  4           Liberty Harbor Distressed Credit Opportunities         525990 - Other         New York      NY       UNITED STATES
                   Fund, L.P.                                           Financial Vehicles
879  5             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,       525990 - Other         George Town            CAYMAN ISLANDS
                     L.P.                                               Financial Vehicles
880  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


881  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
882  3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
883  3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
884  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
885  3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
886  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
887  3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
888  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
889  3         PICTET: NON-US EQUITY LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
890  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
891  3         RA Program (A) Unit Trust (for Qualified Institutional   525990 - Other         George Town            CAYMAN ISLANDS
                   Investors only)                                      Financial Vehicles


892  4           RA PROGRAM (B) UNIT TRUST                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
893  5             GS RA Program I Trading, Inc.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
894  6               GS RA PROGRAM I, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
895  7                 GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
896  8                   GS VAN GOGH LUX I S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
897  8                   GS VAN GOGH LUX II S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
898  8                   GSPEH RAVEN MANAGER STAKE LLC                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
899  8                   GSV HEYDEN HOLDINGS, L.P.                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
900  8                   GSV RIVERA HOLDINGS, LLC                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
901  8                   GSVF-IV OFFSHORE RAVEN MANAGER                 525990 - Other         New York      NY       UNITED STATES
                           STAKE LLC                                    Financial Vehicles
902  8                   PRIVATE EQUITY HOLDINGS FOREIGN                551112 - Offices       George Town            CAYMAN ISLANDS
                           INCOME BLOCKER, LTD.                         of Other Holding
                                                                        Companies
903  7                 GS RA I HG6, L.P.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
904  7                 GS RA PROGRAM I FOREIGN INCOME                   525990 - Other         George Town            CAYMAN ISLANDS
                         BLOCKER, LTD.                                  Financial Vehicles
905  7                 GSV ENERGY HOLDINGS, INC.                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
906  7                 GSVA OFFSHORE HOLDINGS, INC.                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
907  8                   GSVA HOLDINGS, L.P.                            551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
908  7                 GSVF AHO INVESTMENTS CORP.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
909  3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
910  3         SPRUCEGROVE: NON-US EQUITY LLC                           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
911  3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A   525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
912  3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     525910 - Open-End      New York      NY       UNITED STATES
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,    Investment Funds
                 L.L.C.
913  3         US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


914  3         VONTOBEL: NON-US EQUITY LLC                              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
915  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
916  3         WILLIAM BLAIR: NON-US EQUITY LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
917  2       GOLDMAN SACHS BANK AG                                      522110 -               Zurich                 SWITZERLAND
                                                                        Commercial Banking                            (OTHER)
918  2       GOLDMAN SACHS BANK USA                                     522110 -               New York      NY       UNITED STATES
                                                                        Commercial Banking
919  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          522292 - Real          Irving        TX       UNITED STATES
                                                                        Estate Credit

836  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
837  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
838  5             NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE         N/A        N/A         The direct holder is a
                     MASTER L.P.                                                               Limited Partner.
839  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
840  4           PICTET: NON-US EQUITY OFFSHORE L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
841  5             PICTET: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
842  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
843  4           SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
844  4           SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
845  4           TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1             N/A        N/A         The direct holder is a
                   OFFSHORE L.P.                                                               General Partner.
846  4           TRILOGY: NON-US EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
847  4           VONTOBEL: NON-US EQUITY OFFSHORE L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
848  5             VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
849  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
850  4           WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
851  3         GSAM INDIA HOLDINGS LIMITED                              100        N/A


852  4           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE         100        N/A
                   LIMITED
853  4           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE          100        N/A
                   LIMITED

854  3         LATEEF: DYNAMIC EQUITY LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
855  3         LIBERTY HARBOR I AGGREGATING FUND, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
856  4           LIBERTY HARBOR MASTER FUND I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
857  5             GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
858  5             LH (MAURITIUS) II LIMITED                            100        N/A

859  5             LH (MAURITIUS) LIMITED                               100        N/A

860  3         LIBERTY HARBOR I GP, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
861  4           LIBERTY HARBOR MASTER FUND I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
862  4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
863  5             LIBERTY HARBOR MASTER FUND I, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
864  3         LIBERTY HARBOR I QP FUND, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
865  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
866  3         LIBERTY HARBOR I, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
867  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
868  3         LIBERTY HARBOR NATURAL RESOURCES FUND, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
869  3         LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
870  4           LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
871  3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
872  3         LSV: NON-US EQUITY LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
873  3         Liberty Harbor Distressed Credit Opportunities           N/A        N/A         The direct holder is a
                 Advisors, LLC                                                                 Managing Member.
874  4           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
875  4           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
876  5             LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES       100        N/A
                     OFFSHORE HOLDINGS, LTD.
877  6               LIBERTY HARBOR DISTRESSED CREDIT                   N/A        N/A         The direct holder is a
                       AGGREGATOR I, L.P.                                                      Limited Partner.
878  4           Liberty Harbor Distressed Credit Opportunities         N/A        N/A         The direct holder is a
                   Fund, L.P.                                                                  General Partner.
879  5             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,       N/A        N/A         The direct holder is a
                     L.P.                                                                      Limited Partner.
880  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
881  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
882  3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
883  3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
884  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
885  3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
886  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
887  3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
888  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
889  3         PICTET: NON-US EQUITY LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
890  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
891  3         RA Program (A) Unit Trust (for Qualified Institutional   N/A        N/A         The direct holder has
                   Investors only)                                                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
892  4           RA PROGRAM (B) UNIT TRUST                              100        N/A

893  5             GS RA Program I Trading, Inc.                        100        N/A

894  6               GS RA PROGRAM I, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
895  7                 GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
896  8                   GS VAN GOGH LUX I S.A R.L.                     100        N/A

897  8                   GS VAN GOGH LUX II S.A R.L.                    100        N/A

898  8                   GSPEH RAVEN MANAGER STAKE LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
899  8                   GSV HEYDEN HOLDINGS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

900  8                   GSV RIVERA HOLDINGS, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

901  8                   GSVF-IV OFFSHORE RAVEN MANAGER                 N/A        N/A         The direct holder is a
                           STAKE LLC                                                           Managing Member.
902  8                   PRIVATE EQUITY HOLDINGS FOREIGN                100        N/A
                           INCOME BLOCKER, LTD.

903  7                 GS RA I HG6, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
904  7                 GS RA PROGRAM I FOREIGN INCOME                   100        N/A
                         BLOCKER, LTD.
905  7                 GSV ENERGY HOLDINGS, INC.                        99         N/A


906  7                 GSVA OFFSHORE HOLDINGS, INC.                     100        N/A


907  8                   GSVA HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

908  7                 GSVF AHO INVESTMENTS CORP.                       99         N/A

909  3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
910  3         SPRUCEGROVE: NON-US EQUITY LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
911  3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A   N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
912  3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     N/A        N/A         The direct holder is a
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,                           Managing Member.
                 L.L.C.
913  3         US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
914  3         VONTOBEL: NON-US EQUITY LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
915  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
916  3         WILLIAM BLAIR: NON-US EQUITY LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
917  2       GOLDMAN SACHS BANK AG                                      100        N/A

918  2       GOLDMAN SACHS BANK USA                                     100        N/A

919  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

920  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC           551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
921  4           GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.        522292 - Real          Irving        TX       UNITED STATES
                                                                        Estate Credit
922  3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
923  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
924  3         GOLDMAN SACHS MORTGAGE COMPANY                           522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
925  4           A/C GP (NON-POOLING), L.L.C.                           551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
926  5             ARCHON CAPITAL (NON-POOLING), L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
927  4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
928  4           GS MEZZCO GP, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
929  3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
930  4           GOLDMAN SACHS MORTGAGE COMPANY                         522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
931  3         GSCP (DEL) INC.                                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
932  4           GOLDMAN SACHS CREDIT PARTNERS L.P.                     522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
933  5             GS LOAN PARTNERS HOLDINGS LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
934  6               GS LOAN PARTNERS LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
935  5             GSFS INVESTMENTS IV, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
936  4           GSCP (DEL) LLC                                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
937  5             GOLDMAN SACHS CREDIT PARTNERS L.P.                   522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
938  3         GSMMDPGP, INC.                                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
939  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
940  3         WILLIAM STREET COMMITMENT CORPORATION                    522298 - All Other     New York      NY       UNITED STATES
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
941  3         WILLIAM STREET CREDIT CORPORATION                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
942  3         WILLIAM STREET LLC                                       522298 - All Other     New York      NY       UNITED STATES
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
943  2       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
944  3         LVB ACQUISITION HOLDING, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
945  2       GOLDMAN SACHS BMET INVESTORS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
946  3         LVB ACQUISITION HOLDING, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
947  2       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
948  2       GOLDMAN SACHS CANADA FINANCE CO.                           525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
949  2       GOLDMAN SACHS CANADA FINANCE INC.                          551112 - Offices       Calgary       AB       CANADA
                                                                        of Other Holding
                                                                        Companies
950  3         GOLDMAN SACHS CANADA FINANCE CO.                         525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
951  2       GOLDMAN SACHS CANADA INC.                                  523110 -               Toronto       ON       CANADA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
952  3         GS GLOBAL FUNDING II, CO.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
953  4           GS GLOBAL FUNDING III, CO.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
954  5             GS GLOBAL FUNDING IV, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
955  2       GOLDMAN SACHS CAPITAL I                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
956  2       GOLDMAN SACHS CAPITAL II                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
957  2       GOLDMAN SACHS CAPITAL III                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
958  2       GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
959  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
960  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
961  3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
962  4           GOLDMAN SACHS 3, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
963  4           GOLDMAN SACHS 4, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
964  4           GOLDMAN SACHS 5, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
965  3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
966  2       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
967  2       GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
968  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       525990 - Other         Wilmington    DE       UNITED STATES
               VOTECO, LLC                                              Financial Vehicles
969  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY     525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
970  4           Goldman Sachs Developing Markets Real Estate           525990 - Other         London                 UNITED KINGDOM
                   Cooperatief U.A.                                     Financial Vehicles                            (OTHER)
971  5             DMREF ADMIN CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
972  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other         Amsterdam              NETHERLANDS
                     PARTNERS (US) B.V.                                 Financial Vehicles
973  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP,      525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
974  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         New York      NY       UNITED STATES
                 PMD ESC FUND, L.P.                                     Financial Vehicles
975  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           525990 - Other         New York      NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                           Financial Vehicles
976  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other         George Town            CAYMAN ISLANDS
                     PARTNERS (US), L.P.                                Financial Vehicles
977  6               GOLDMAN SACHS DEVELOPING MARKETS REAL              525990 - Other         Amsterdam              NETHERLANDS
                       ESTATE PARTNERS (US) COOPERATIEF U.A.            Financial Vehicles
978  7                 DMREF ADMIN CAYMAN                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
979  7                 GOLDMAN SACHS DEVELOPING MARKETS REAL            525990 - Other         Amsterdam              NETHERLANDS
                         ESTATE PARTNERS (US) B.V.                      Financial Vehicles
980  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         New York      NY       UNITED STATES
                 PMD QP FUND, L.P.                                      Financial Vehicles
981  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC     525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
982  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
983  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other         Amsterdam              NETHERLANDS
               (GERMANY) COOPERATIEF U.A.                               Financial Vehicles
984  3         DMREF ADMIN CAYMAN                                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
985  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other         New York      NY       UNITED STATES
               (GERMANY) GP, LLC                                        Financial Vehicles
986  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         George Town            CAYMAN ISLANDS
                 (GERMANY), L.P.                                        Financial Vehicles
987  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           525990 - Other         Amsterdam              NETHERLANDS
                   PARTNERS (GERMANY) COOPERATIEF U.A.                  Financial Vehicles
988  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 525990 - Other         Amsterdam              NETHERLANDS
               COOPERATIEF U.A.                                         Financial Vehicles
989  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 525990 - Other         New York      NY       UNITED STATES
               GP, LLC                                                  Financial Vehicles
990  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         George Town            CAYMAN ISLANDS
                 (US), L.P.                                             Financial Vehicles
991  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
992  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         525990 - Other         Amsterdam              NETHERLANDS
                 COOPERATIEF U.A.                                       Financial Vehicles
993  4           DMREF ADMIN CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
994  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other         Amsterdam              NETHERLANDS
               COOPERATIEF U.A.                                         Financial Vehicles
995  2       GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
996  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
997  2       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
998  3         BUCK HOLDINGS L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
999  3         BUCK HOLDINGS, LLC                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1000 2       GOLDMAN SACHS DGC INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1001 3           BUCK HOLDINGS L.P.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1002 3           BUCK HOLDINGS, LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1003 2       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

920  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

921  4           GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
922  3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                100        N/A

923  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


924  3         GOLDMAN SACHS MORTGAGE COMPANY                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
925  4           A/C GP (NON-POOLING), L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

926  5             ARCHON CAPITAL (NON-POOLING), L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
927  4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
928  4           GS MEZZCO GP, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
929  3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                  100        N/A


930  4           GOLDMAN SACHS MORTGAGE COMPANY                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
931  3         GSCP (DEL) INC.                                          100        N/A


932  4           GOLDMAN SACHS CREDIT PARTNERS L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
933  5             GS LOAN PARTNERS HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

934  6               GS LOAN PARTNERS LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
935  5             GSFS INVESTMENTS IV, LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
936  4           GSCP (DEL) LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

937  5             GOLDMAN SACHS CREDIT PARTNERS L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
938  3         GSMMDPGP, INC.                                           100        N/A


939  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.


940  3         WILLIAM STREET COMMITMENT CORPORATION                    100        N/A



941  3         WILLIAM STREET CREDIT CORPORATION                        100        N/A

942  3         WILLIAM STREET LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.


943  2       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
944  3         LVB ACQUISITION HOLDING, LLC                             24         N/A

945  2       GOLDMAN SACHS BMET INVESTORS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
946  3         LVB ACQUISITION HOLDING, LLC                             24         N/A

947  2       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   100        N/A




948  2       GOLDMAN SACHS CANADA FINANCE CO.                           100        N/A

949  2       GOLDMAN SACHS CANADA FINANCE INC.                          100        N/A


950  3         GOLDMAN SACHS CANADA FINANCE CO.                         100        N/A

951  2       GOLDMAN SACHS CANADA INC.                                  100        N/A



952  3         GS GLOBAL FUNDING II, CO.                                100        N/A

953  4           GS GLOBAL FUNDING III, CO.                             100        N/A

954  5             GS GLOBAL FUNDING IV, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
955  2       GOLDMAN SACHS CAPITAL I                                    100        N/A

956  2       GOLDMAN SACHS CAPITAL II                                   100        N/A

957  2       GOLDMAN SACHS CAPITAL III                                  100        N/A

958  2       GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
959  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
960  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                 100        N/A

961  3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
962  4           GOLDMAN SACHS 3, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
963  4           GOLDMAN SACHS 4, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
964  4           GOLDMAN SACHS 5, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
965  3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
966  2       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
967  2       GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
968  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       N/A        N/A         The direct holder is a
               VOTECO, LLC                                                                     Managing Member.
969  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY     100        N/A

970  4           Goldman Sachs Developing Markets Real Estate           N/A        N/A         The direct holder is a
                   Cooperatief U.A.                                                            Non-Managing Member.
971  5             DMREF ADMIN CAYMAN                                   99         N/A

972  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         75         N/A
                     PARTNERS (US) B.V.
973  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP,      N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
974  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 PMD ESC FUND, L.P.                                                            General Partner.
975  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           N/A        N/A         The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                                  Limited Partner.
976  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         N/A        N/A         The direct holder is a
                     PARTNERS (US), L.P.                                                       Limited Partner.
977  6               GOLDMAN SACHS DEVELOPING MARKETS REAL              100        N/A
                       ESTATE PARTNERS (US) COOPERATIEF U.A.
978  7                 DMREF ADMIN CAYMAN                               99         N/A

979  7                 GOLDMAN SACHS DEVELOPING MARKETS REAL            75         N/A
                         ESTATE PARTNERS (US) B.V.
980  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 PMD QP FUND, L.P.                                                             General Partner.
981  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC     100        N/A
                 FUND OFFSHORE, LTD.
982  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP      100        N/A
                 FUND OFFSHORE, LTD.
983  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      99         N/A
               (GERMANY) COOPERATIEF U.A.
984  3         DMREF ADMIN CAYMAN                                       99         N/A

985  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      N/A        N/A         The direct holder is a
               (GERMANY) GP, LLC                                                               Non-Managing Member.
986  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 (GERMANY), L.P.                                                               General Partner.
987  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           99         N/A
                   PARTNERS (GERMANY) COOPERATIEF U.A.
988  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 100        N/A
               COOPERATIEF U.A.
989  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) N/A        N/A         The direct holder is a
               GP, LLC                                                                         Non-Managing Member.
990  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 (US), L.P.                                                                    General Partner.
991  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           100        N/A         This holding represents
                                                                                               ownership in A-2 shares.
992  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         N/A        N/A         The direct holder is a
                 COOPERATIEF U.A.                                                              Non-Managing Member.
993  4           DMREF ADMIN CAYMAN                                     99         N/A

994  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           N/A        N/A         The direct holder is a
               COOPERATIEF U.A.                                                                Non-Managing Member.
995  2       GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                  100        N/A

996  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         100        N/A         This holding represents
                                                                                               ownership in A-1 shares.
997  2       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
998  3         BUCK HOLDINGS L.P.                                       N/A        23

999  3         BUCK HOLDINGS, LLC                                       28         N/A

1000 2       GOLDMAN SACHS DGC INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1001 3           BUCK HOLDINGS L.P.                                     N/A        23

1002 3           BUCK HOLDINGS, LLC                                     28         N/A

1003 2       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1004 3           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1005 3           FREEDOMPAY, INC.                                       525990 - Other         Newtown SquarePA       UNITED STATES
                                                                        Financial Vehicles
1006 3           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
1007 3           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1008 3           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
1009 3           UES OCNS HOLDINGS                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1010 2       GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1011 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1012 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
1013 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1014 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1015 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
1016 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1017 2       GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                525910 - Open-End      St. Peter Port         GUERNSEY
                                                                        Investment Funds
1018 2       GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,    525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
1019 3           GS ESF QEP OFFSHORE HOLDINGS CORP.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1020 2       GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1021 2       GOLDMAN SACHS EDMC INVESTORS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1022 3           EDUCATION MANAGEMENT CORPORATION                       525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
1023 2       GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A       525910 - Open-End      Dublin                 IRELAND
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)        Investment Funds
1024 2       GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A        525910 - Open-End      Dublin                 IRELAND
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)        Investment Funds
1025 2       GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1026 2       GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                     551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1027 3           GOLDMAN SACHS FINANCIAL MARKETS, L.P.                  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1028 2       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1029 2       GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


1030 2       GOLDMAN SACHS FINANZPRODUKTE GMBH                          525990 - Other         Eschborn               GERMANY
                                                                        Financial Vehicles


1031 2       GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 525910 - Open-End      Dublin                 IRELAND
               OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                Investment Funds
1032 2       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   525990 - Other         Wilmington    DE       UNITED STATES
               LLC                                                      Financial Vehicles
1033 2       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1034 3           ARROW CORPORATE MEMBER HOLDINGS LLC                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1035 3           CER HOLDINGS GP                                        551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1036 4             CER HOLDINGS LP                                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1037 5             CER INVESTMENTS 1                                    523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1038 3           GOLDMAN SACHS (AO) L.L.C.                              523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1039 3           GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1040 3           GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.           551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1041 4             BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1042 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1043 6                 GOLDMAN SACHS GAO HUA SECURITIES COMPANY         523110 -               Beijing                CHINA, PEOPLES
                         LIMITED                                        Investment Banking                            REPUBLIC OF
                                                                        and Securities
                                                                        Dealing
1044 4             BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1045 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1046 4             BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1047 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1048 4             CORNWALL INVESTMENTS LIMITED                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1049 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1050 4             GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1051 5             AKIMOTOKO (DELAWARE) L.L.C.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1052 5             EXPRESS INVESTMENTS III PRIVATE LTD.                 525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
1053 5             GS MONGOLIA INVESTMENTS LIMITED                      525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
1054 5             KIRORO (DELAWARE) L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1055 5             MATSU (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1056 5             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                                Labuan
1057 6                 RONG SHENG ASSET MANAGEMENT CO. LTD.             525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF
1058 5             MERCER INVESTMENTS V PRIVATE LTD.                    551114 -               Federal                MALAYSIA
                                                                        Corporate,             Territory of           (OTHER)
                                                                        Subsidiary, and        Labuan
                                                                        Regional Managing
                                                                        Offices
1059 6                 BEIJING GOLDMAN SACHS CONSULTING CO., LTD.       525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF
1060 5             SAGAMIKO (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1061 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1062 5             BROAD STREET (HONG KONG) INVESTOR LIMITED            525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
1063 6                 BROAD STREET (CAYMAN) GP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1064 7                   BROAD STREET (BEIJING) INVESTMENT MANAGEMENT   525990 - Other         Beijing                CHINA, PEOPLES
                           CENTRE (LIMITED PARTNERSHIP)                 Financial Vehicles                            REPUBLIC OF
1065 8                   BEIJING GOLDMAN SACHS INVESTMENT               525990 - Other         Beijing                CHINA, PEOPLES
                           CENTER (LIMITED PARTNERSHIP)                 Financial Vehicles                            REPUBLIC OF
1066 8                   BROAD STREET (BEIJING) 2011                    525990 - Other         Beijing                CHINA, PEOPLES
                           INVESTMENT CENTER (LIMITED PARTNERSHIP)      Financial Vehicles                            REPUBLIC OF
1067 9                       BEIJING GOLDMAN SACHS                      525990 - Other         Beijing                CHINA, PEOPLES
                               INVESTMENT CENTER (LIMITED PARTNERSHIP)  Financial Vehicles                            REPUBLIC OF
1068 6                 BROAD STREET (CAYMAN) LP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1069 7                   BROAD STREET (BEIJING) INVESTMENT              525990 - Other         Beijing                CHINA, PEOPLES
                           MANAGEMENT CENTRE (LIMITED PARTNERSHIP)      Financial Vehicles                            REPUBLIC OF
1070 5             DHONI CAYMAN GP LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1071 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1072 5             DHONI CAYMAN HOLDINGS LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1073 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1074 5             GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED  525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1075 5             GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1076 5             GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.            523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1077 5             GS HONY HOLDINGS I LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1078 5             GS HONY HOLDINGS II LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1079 5             GSPS ASIA LIMITED                                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1080 6                 GREEN LOTUS LIMITED                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1081 6                 GSPS DAI VIET LTD.                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1082 6                 NAM VIET LTD.                                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1083 5             TIGER STRATEGIC INVESTMENTS LTD                      551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1084 6                 JADE DRAGON (MAURITIUS) LIMITED                  525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1085 7                   GOLDMAN SACHS CHINA STRATEGIC                  525990 - Other         Ebene                  MAURITIUS
                           INVESTMENTS LIMITED                          Financial Vehicles
1086 7                   GOLDMAN SACHS CHINA VENTURE I                  551112 - Offices       Ebene                  MAURITIUS
                           (MAURITIUS) LIMITED                          of Other Holding
                                                                        Companies
1087 8                   JADE DRAGON VENTURE INVESTMENT LIMITED         525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF

1004 3           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    37         N/A

1005 3           FREEDOMPAY, INC.                                       32         N/A

1006 3           FS Invest S.a r.l.                                     44         N/A

1007 3           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1008 3           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


1009 3           UES OCNS HOLDINGS                                      99         N/A

1010 2       GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.     100        N/A

1011 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1012 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
1013 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
1014 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1015 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    100        N/A
                   FUND OFFSHORE, LTD.
1016 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
1017 2       GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                100        N/A

1018 2       GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,    N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
1019 3           GS ESF QEP OFFSHORE HOLDINGS CORP.                     100        N/A

1020 2       GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1021 2       GOLDMAN SACHS EDMC INVESTORS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1022 3           EDUCATION MANAGEMENT CORPORATION                       42         N/A

1023 2       GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A       100        N/A
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1024 2       GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A        100        N/A
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1025 2       GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                 100        N/A

1026 2       GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



1027 3           GOLDMAN SACHS FINANCIAL MARKETS, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.


1028 2       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


1029 2       GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
1030 2       GOLDMAN SACHS FINANZPRODUKTE GMBH                                                 Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
1031 2       GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 28         N/A
               OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1032 2       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   N/A        N/A         The direct holder is a
               LLC                                                                             Non-Managing Member.
1033 2       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1034 3           ARROW CORPORATE MEMBER HOLDINGS LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1035 3           CER HOLDINGS GP                                        100        N/A


1036 4             CER HOLDINGS LP                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.

1037 5             CER INVESTMENTS 1                                    100        N/A




1038 3           GOLDMAN SACHS (AO) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1039 3           GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1040 3           GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1041 4             BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1042 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1043 6                 GOLDMAN SACHS GAO HUA SECURITIES COMPANY         N/A        N/A         The direct holder is a
                         LIMITED                                                               Non-Managing Member.


1044 4             BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1045 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1046 4             BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1047 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1048 4             CORNWALL INVESTMENTS LIMITED                         100        N/A



1049 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1050 4             GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED           100        N/A


1051 5             AKIMOTOKO (DELAWARE) L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1052 5             EXPRESS INVESTMENTS III PRIVATE LTD.                 100        N/A


1053 5             GS MONGOLIA INVESTMENTS LIMITED                      100        N/A


1054 5             KIRORO (DELAWARE) L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1055 5             MATSU (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1056 5             MERCER INVESTMENTS IV PRIVATE LTD.                   100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1057 6                 RONG SHENG ASSET MANAGEMENT CO. LTD.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1058 5             MERCER INVESTMENTS V PRIVATE LTD.                    100        N/A




1059 6                 BEIJING GOLDMAN SACHS CONSULTING CO., LTD.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1060 5             SAGAMIKO (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1061 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1062 5             BROAD STREET (HONG KONG) INVESTOR LIMITED            100        N/A

1063 6                 BROAD STREET (CAYMAN) GP LIMITED                 100        N/A

1064 7                   BROAD STREET (BEIJING) INVESTMENT MANAGEMENT   N/A        N/A         The direct holder is a
                           CENTRE (LIMITED PARTNERSHIP)                                        General Partner.
1065 8                   BEIJING GOLDMAN SACHS INVESTMENT               N/A        N/A         The direct holder is a
                           CENTER (LIMITED PARTNERSHIP)                                        General Partner.
1066 8                   BROAD STREET (BEIJING) 2011                    N/A        N/A         The direct holder is a
                           INVESTMENT CENTER (LIMITED PARTNERSHIP)                             General Partner.
1067 9                       BEIJING GOLDMAN SACHS                      N/A        N/A         The direct holder is a
                               INVESTMENT CENTER (LIMITED PARTNERSHIP)                         Limited Partner.
1068 6                 BROAD STREET (CAYMAN) LP LIMITED                 100        N/A

1069 7                   BROAD STREET (BEIJING) INVESTMENT              N/A        N/A         The direct holder is a
                           MANAGEMENT CENTRE (LIMITED PARTNERSHIP)                             Limited Partner.
1070 5             DHONI CAYMAN GP LTD.                                 100        N/A

1071 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1072 5             DHONI CAYMAN HOLDINGS LTD.                           100        N/A

1073 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1074 5             GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED  100        N/A

1075 5             GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED        100        N/A

1076 5             GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.            100        N/A




1077 5             GS HONY HOLDINGS I LTD.                              100        N/A

1078 5             GS HONY HOLDINGS II LTD.                             100        N/A

1079 5             GSPS ASIA LIMITED                                    100        N/A

1080 6                 GREEN LOTUS LIMITED                              100        N/A

1081 6                 GSPS DAI VIET LTD.                               100        N/A

1082 6                 NAM VIET LTD.                                    100        N/A

1083 5             TIGER STRATEGIC INVESTMENTS LTD                      100        N/A


1084 6                 JADE DRAGON (MAURITIUS) LIMITED                  100        N/A

1085 7                   GOLDMAN SACHS CHINA STRATEGIC                  100        N/A
                           INVESTMENTS LIMITED
1086 7                   GOLDMAN SACHS CHINA VENTURE I                  100        N/A
                           (MAURITIUS) LIMITED

1087 8                   JADE DRAGON VENTURE INVESTMENT LIMITED         100        N/A

1088 7                   GOLDMAN SACHS CHINA VENTURE II                 551112 - Offices       Ebene                  MAURITIUS
                           (MAURITIUS) LIMITED                          of Other Holding
                                                                        Companies
1089 8                   JADE DRAGON VENTURE INVESTMENT                 525990 - Other         Beijing                CHINA, PEOPLES
                           LIMITED                                      Financial Vehicles                            REPUBLIC OF
1090 7                   PANDA INVESTMENTS LTD                          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1091 8                   GOLDMAN SACHS STRATEGIC                        525990 - Other         Ebene                  MAURITIUS
                           INVESTMENTS II LIMITED                       Financial Vehicles
1092 8                   GS STRATEGIC INVESTMENTS LIMITED               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1093 9                       M. PALLONJI ENTERPRISES                    525990 - Other         Mumbai                 INDIA (OTHER)
                               PRIVATE LIMITED                          Financial Vehicles
1094 7                   ZAHEER HOLDINGS (MAURITIUS)                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1095 8                   ZAHEER MAURITIUS                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1096 5             TRIUMPH II INVESTMENTS (IRELAND) LIMITED             525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1097 5             VANTAGE QUEST (MAURITIUS) LIMITED                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1098 5             VANTAGE STRIDE (MAURITIUS) LIMITED                   525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1099 6                 WWD RUBY LIMITED                                 525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1100 4             GSAF HOLDINGS NOMINEE I LIMITED                      525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1101 4             GSAF HOLDINGS NOMINEE II LIMITED                     525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1102 4             KIRI (DELAWARE) L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1103 4             SHIGA (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1104 3           GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                 551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1105 3           GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                  525990 - Other         Camana Bay             CAYMAN ISLANDS
                                                                        Financial Vehicles
1106 3           GOLDMAN SACHS (CHINA) L.L.C.                           551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1107 3           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1108 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1109 3           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         551112 - Offices       NEW YORK      NY       UNITED STATES
                   HOLDINGS LP                                          of Other Holding
                                                                        Companies
1110 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.   523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1111 3           GOLDMAN SACHS ARGENTINA L.L.C.                         523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1112 3           GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.            523920 - Portfolio     Sao Paulo              BRAZIL
                                                                        Management
1113 3           GOLDMAN SACHS ASSET MANAGEMENT, L.P.                   523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
1114 3           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1115 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            523130 - Commodity     Halifax       NS       CANADA
                     CORPORATION                                        Contracts Dealing
1116 3           GOLDMAN SACHS GLOBAL SERVICES II LIMITED               541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1117 3           GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.     551114 -               Col Lomas de           MEXICO
                                                                        Corporate,             Chapultepec
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1118 4             GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD         523120 -               Mexico City            MEXICO
                     ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA   Securities Brokerage
                     DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
1119 4             GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.             522298 - All Other     Mexico City            MEXICO
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
1120 3           GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED             551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1121 3           GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1122 4             GOLDMAN SACHS (RUSSIA)                               523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
1123 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED   523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
1124 5             CMC Markets PLC                                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1125 6                 CMC MARKETS UK HOLDINGS LIMITED                  551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1126 7                   CLIENT2CLIENT.COM LIMITED                      523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1127 7                   CMC Group Limited                              523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1128 7                   CMC MARKETS UK PLC                             523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1129 8                   CMC Markets US LLC                             523910 -               Wilmington    DE       UNITED STATES
                                                                        Miscellaneous
                                                                        Intermediation
1130 7                   CMC Spreadbet Plc                              523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1131 7                   CMC Trustees Limited                           523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1132 7                   DEAL4FREE.COM LIMITED                          522320 - Financial     London                 UNITED KINGDOM
                                                                        Transactions                                  (OTHER)
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1133 7                   Information Internet Limited                   541511 - Computer      London                 UNITED KINGDOM
                                                                        program or                                    (OTHER)
                                                                        software
                                                                        development
1134 7                   MARKETMAKER LIMITED                            523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1135 6                 CMC Markets (Finance) Limited                    523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1136 6                 CMC Markets Overseas Holdings Limited            551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1137 7                   CMC Markets Asia Limited                       523910 -               Wan Chai               HONG KONG
                                                                        Miscellaneous
                                                                        Intermediation
1138 7                   CMC Markets Canada Inc                         523910 -               Toronto       ON       CANADA
                                                                        Miscellaneous
                                                                        Intermediation
1139 7                   CMC Markets Development (pty) Limited          523910 -               Sunninghill            SOUTH AFRICA
                                                                        Miscellaneous
                                                                        Intermediation
1140 7                   CMC Markets Digital Options GmbH               541511 - Computer      Vienna                 AUSTRIA
                                                                        program or
                                                                        software
                                                                        development
1141 7                   CMC Markets Group Australia Pty Ltd.           551112 - Offices       Sydney                 AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1142 8                   CMC MARKETS ASIA PACIFIC PTY LIMITED           541990 - All Other     Sydney                 AUSTRALIA
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1143 9                       CMC Markets Pty Ltd                        523910 -               Sydney                 AUSTRALIA
                                                                        Miscellaneous
                                                                        Intermediation
1144 10                        CMC International Financial Consulting   541990 - All Other     Beijing                CHINA, PEOPLES
                                 (Beijing) Co., Ltd                     Professional,                                 REPUBLIC OF
                                                                        Scientific, and
                                                                        Technical Services
1145 8                   CMC Markets Stockbroking Limited               523120 -               Sydney                 AUSTRALIA
                                                                        Securities
                                                                        Brokerage
1146 9                       CMC Markets Stockbroking Limited Nominees  522320 - Financial     Sydney                 AUSTRALIA
                               (No.2 Account) Pty Limited               Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1147 8                   CMC Markets Stockbroking Limited               522320 - Financial     Sydney                 AUSTRALIA
                           Nominees Pty Limited                         Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1148 7                   CMC Markets Japan KK                           523910 -               Tokyo                  JAPAN
                                                                        Miscellaneous
                                                                        Intermediation
1149 7                   CMC Markets NZ Limited                         523910 -               Auckland               NEW ZEALAND
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1150 7                   CMC Markets Singapore Pte. Ltd                 541990 - All Other     Singapore              SINGAPORE
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1151 7                   CMC Markets South Africa (pty) Limited         523910 -               Sunninghill            SOUTH AFRICA
                                                                        Miscellaneous
                                                                        Intermediation
1152 7                   REDMONITOR GMBH                                522320 - Financial     Vienna                 AUSTRIA
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1153 5             TURQUOISE GLOBAL HOLDINGS LIMITED                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1154 4             TEX FUNDING                                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1155 3           GOLDMAN SACHS IRELAND LLC                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1156 4             GOLDMAN SACHS IRELAND GROUP LIMITED                  551112 - Offices       Dublin                 IRELAND
                                                                        of Other Holding
                                                                        Companies
1157 5             GOLDMAN SACHS IRELAND HOLDINGS LIMITED               551112 - Offices       Dublin                 IRELAND
                                                                        of Other Holding
                                                                        Companies
1158 6                 GOLDMAN SACHS BANK (EUROPE) PLC                  522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
1159 3           GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED             525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1160 4             GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND,   525910 - Open-End      Dublin                 IRELAND
                     A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI           Investment Funds
                     MANAGER FUNDS

1161 4             SCIOS INVESTMENT TRUST (IRELAND)                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1162 3           GOLDMAN SACHS PARIS INC. ET CIE                        522110 -               Paris                  FRANCE (OTHER)
                                                                        Commercial Banking
1163 3           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1164 3           GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A             522110 -               Sao Paulo              BRAZIL
                                                                        Commercial Banking
1165 4             GARDA FUNDO DE INVESTIMENTO EM DIREITOS              525910 - Open-End      Osasco                 BRAZIL
                     CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA         Investment Funds
1166 4             GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E       523120 -               Sao Paulo              BRAZIL
                     VALORES MOBILIARIOS S/A                            Securities
                                                                        Brokerage
1167 3           GS (ASIA) L.P.                                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1168 4             GOLDMAN SACHS (JAPAN) LTD.                           551112 - Offices       Tortola                BRITISH VIRGIN
                                                                        of Other Holding                              ISLANDS
                                                                        Companies
1169 5             GOLDMAN SACHS JAPAN CO., LTD.                        523110 -               Tokyo                  JAPAN
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1170 6                 GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR           525910 - Open-End      George Town            CAYMAN ISLANDS
                         PORTFOLIO YEN FUND (FOR QUALIFIED              Investment Funds
                         INSTITUTIONAL INVESTORS)
1171 5             GOLDMAN SACHS JAPAN HOLDINGS, LTD.                   541990 - All Other     Tokyo                  JAPAN
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services

1088 7                   GOLDMAN SACHS CHINA VENTURE II                 100        N/A
                           (MAURITIUS) LIMITED

1089 8                   JADE DRAGON VENTURE INVESTMENT                 100        N/A
                           LIMITED
1090 7                   PANDA INVESTMENTS LTD                          100        N/A


1091 8                   GOLDMAN SACHS STRATEGIC                        100        N/A
                           INVESTMENTS II LIMITED
1092 8                   GS STRATEGIC INVESTMENTS LIMITED               100        N/A

1093 9                       M. PALLONJI ENTERPRISES                    39         N/A
                               PRIVATE LIMITED
1094 7                   ZAHEER HOLDINGS (MAURITIUS)                    98         N/A


1095 8                   ZAHEER MAURITIUS                               100        N/A

1096 5             TRIUMPH II INVESTMENTS (IRELAND) LIMITED             100        N/A

1097 5             VANTAGE QUEST (MAURITIUS) LIMITED                    100        N/A

1098 5             VANTAGE STRIDE (MAURITIUS) LIMITED                   100        N/A

1099 6                 WWD RUBY LIMITED                                 100        N/A

1100 4             GSAF HOLDINGS NOMINEE I LIMITED                      100        N/A

1101 4             GSAF HOLDINGS NOMINEE II LIMITED                     100        N/A

1102 4             KIRI (DELAWARE) L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1103 4             SHIGA (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1104 3           GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                 100        N/A


1105 3           GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                  100        N/A

1106 3           GOLDMAN SACHS (CHINA) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



1107 3           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           100        N/A


1108 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1109 3           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         N/A        N/A         The direct holder is a
                   HOLDINGS LP                                                                 Limited Partner.

1110 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.   100        N/A




1111 3           GOLDMAN SACHS ARGENTINA L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1112 3           GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.            100        N/A

1113 3           GOLDMAN SACHS ASSET MANAGEMENT, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1114 3           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1115 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            100        N/A
                     CORPORATION
1116 3           GOLDMAN SACHS GLOBAL SERVICES II LIMITED               100        N/A



1117 3           GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



1118 4             GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD         100        N/A
                     ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA
                     DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
1119 4             GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.             100        100



1120 3           GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED             100        N/A


1121 3           GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1122 4             GOLDMAN SACHS (RUSSIA)                               99         N/A



1123 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED   100        N/A




1124 5             CMC Markets PLC                                      9          N/A


1125 6                 CMC MARKETS UK HOLDINGS LIMITED                  100        N/A


1126 7                   CLIENT2CLIENT.COM LIMITED                      100        N/A


1127 7                   CMC Group Limited                              100        N/A


1128 7                   CMC MARKETS UK PLC                             100        N/A


1129 8                   CMC Markets US LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1130 7                   CMC Spreadbet Plc                              100        N/A


1131 7                   CMC Trustees Limited                           100        N/A


1132 7                   DEAL4FREE.COM LIMITED                          100        N/A





1133 7                   Information Internet Limited                   100        N/A



1134 7                   MARKETMAKER LIMITED                            100        N/A


1135 6                 CMC Markets (Finance) Limited                    100        N/A


1136 6                 CMC Markets Overseas Holdings Limited            100        N/A


1137 7                   CMC Markets Asia Limited                       100        N/A


1138 7                   CMC Markets Canada Inc                         100        N/A


1139 7                   CMC Markets Development (pty) Limited          100        N/A


1140 7                   CMC Markets Digital Options GmbH               N/A        N/A         The direct holder is a
                                                                                               Managing Member.


1141 7                   CMC Markets Group Australia Pty Ltd.           100        N/A


1142 8                   CMC MARKETS ASIA PACIFIC PTY LIMITED           100        N/A



1143 9                       CMC Markets Pty Ltd                        100        N/A


1144 10                        CMC International Financial Consulting   N/A        N/A         The direct holder is a
                                 (Beijing) Co., Ltd                                            Managing Member.


1145 8                   CMC Markets Stockbroking Limited               100        N/A


1146 9                       CMC Markets Stockbroking Limited Nominees  100        N/A
                               (No.2 Account) Pty Limited




1147 8                   CMC Markets Stockbroking Limited               100        N/A
                           Nominees Pty Limited




1148 7                   CMC Markets Japan KK                           100        N/A


1149 7                   CMC Markets NZ Limited                         100        N/A


1150 7                   CMC Markets Singapore Pte. Ltd                 100        N/A



1151 7                   CMC Markets South Africa (pty) Limited         100        N/A


1152 7                   REDMONITOR GMBH                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.




1153 5             TURQUOISE GLOBAL HOLDINGS LIMITED                    14         N/A

1154 4             TEX FUNDING                                          100        N/A

1155 3           GOLDMAN SACHS IRELAND LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1156 4             GOLDMAN SACHS IRELAND GROUP LIMITED                  100        N/A


1157 5             GOLDMAN SACHS IRELAND HOLDINGS LIMITED               100        N/A


1158 6                 GOLDMAN SACHS BANK (EUROPE) PLC                  100        N/A

1159 3           GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED             100        N/A

1160 4             GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND,   N/A        N/A         The direct holder has
                     A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI                                  Control through a
                     MANAGER FUNDS                                                             Management Agreement or
                                                                                               other arrangements.
1161 4             SCIOS INVESTMENT TRUST (IRELAND)                     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1162 3           GOLDMAN SACHS PARIS INC. ET CIE                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
1163 3           GOLDMAN SACHS SAUDI ARABIA                             100        N/A

1164 3           GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A             100        N/A

1165 4             GARDA FUNDO DE INVESTIMENTO EM DIREITOS              100        N/A
                     CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA
1166 4             GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E       100        N/A
                     VALORES MOBILIARIOS S/A

1167 3           GS (ASIA) L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1168 4             GOLDMAN SACHS (JAPAN) LTD.                           100        N/A


1169 5             GOLDMAN SACHS JAPAN CO., LTD.                        100        N/A



1170 6                 GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR           100        N/A
                         PORTFOLIO YEN FUND (FOR QUALIFIED
                         INSTITUTIONAL INVESTORS)
1171 5             GOLDMAN SACHS JAPAN HOLDINGS, LTD.                   100        N/A

1172 5             MLT INVESTMENTS LTD.                                 551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1173 6                 ELEVATECH LIMITED                                525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
1174 6                 GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED        525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1175 6                 GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA)       525990 - Other         Wilmington    DE       UNITED STATES
                         L.L.C.                                         Financial Vehicles
1176 7                   AGALIA CAPITAL LTD.                            525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1177 3           GS ASIAN VENTURE (DELAWARE) L.L.C.                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1178 3           GS FINANCIAL SERVICES L.P. (DEL)                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1179 4             BEST II INVESTMENTS (DELAWARE) L.L.C.                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1180 5                 TRIUMPH III INVESTMENTS (IRELAND) LIMITED        525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1181 5                 TRIUMPH INVESTMENTS (IRELAND) LIMITED            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1182 4             BEST INVESTMENTS (DELAWARE) L.L.C.                   525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1183 4             CAPITAL INVESTMENTS (U.S.) III, L.L.C.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1184 4             FRANKFURTER MOBILIEN LIMITED                         525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
1185 4                 GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)   551112 - Offices       NEW YORK      NY       UNITED STATES
                         HOLDINGS LLC                                   of Other Holding
                                                                        Companies
1186 5             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       551112 - Offices       NEW YORK      NY       UNITED STATES
                     HOLDINGS LP                                        of Other Holding
                                                                        Companies
1187 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       551112 - Offices       NEW YORK      NY       UNITED STATES
                     HOLDINGS LP                                        of Other Holding
                                                                        Companies
1188 4             GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1189 5                  GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1190 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS   551112 - Offices       NEW YORK      NY       UNITED STATES
                     LLC                                                of Other Holding
                                                                        Companies
1191 5                 GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)        551112 - Offices       New York      NY       UNITED STATES
                         HOLDINGS, LP                                   of Other Holding
                                                                        Companies
1192 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            551112 - Offices       New York      NY       UNITED STATES
                     HOLDINGS, LP                                       of Other Holding
                                                                        Companies
1193 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1194 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1195 4             GS CAPITAL FUNDING, INC.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1196 5             GS CAPITAL FUNDING (UK) II LIMITED                   551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1197 6                 GS CAPITAL FUNDING (CAYMAN) LIMITED              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1198 4             GS DIVERSIFIED FINANCE III, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1199 5                 GS DIVERSIFIED HOLDINGS II LLC                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1200 4             GS DIVERSIFIED FINANCE V, LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1201 4             GS DIVERSIFIED HOLDINGS II LLC                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1202 4             GS GLOBAL FUNDING II, CO.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1203 4             GS LONGPORT INVESTMENT CORPORATION                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1204 4             GS Wind Power I, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1205 4             GSFS (CAYMAN) 2002 A LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1206 4             JLQ LLC                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1207 5                 GK SPICA                                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1208 5                 JUPITER INVESTMENT CO., LTD.                     525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
1209 6                     GK BLUE SQUARE                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1210 6                     NVCC CHINESE NEW STARS I PARTNERSHIP         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1211 4             JTGLQ COMPANY                                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1212 5                 GS STRATEGIC INVESTMENTS JAPAN LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1213 4             LANDPRO INVESTMENTS (DELAWARE) L.L.C.                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1214 5                 BAEKDU INVESTMENTS LIMITED                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1215 4             LANSDALE INVESTMENTS LIMITED                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1216 4             MHLQ, S. DE R.L. DE C.V.                             525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
1217 4             MLQ2 (DELAWARE) LLC                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1218 5             MBD Holdings GK                                      551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1219 6                 GK IZUMO CAPITAL                                 525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1220 6                 GK JUPITER INVESTMENT II                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1221 6                 GK MISHIMA CAPITAL                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1222 6                 GK OUKA                                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1223 6                 GK SHIROKAWA                                     525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1224 6                 GK TERAMACHI CAPITAL                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1225 6                 SH OUKA HOLDINGS                                 525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1226 7                   GK OUKA                                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1227 4             NAEBA (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1228 4             NJLQ (IRELAND) LIMITED                               525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1229 4             RESTAMOVE IRELAND LIMITED                            523110 -               Dublin                 IRELAND
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1230 4             SENNA INVESTMENTS (IRELAND) LIMITED                  525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1231 4             SHIZUOKA (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1232 4             SINGEL COOL ONE B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1233 5                 ARCHON GROUP (FRANCE)                            525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1234 6                 Archon Group Gestion                             525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1235 4             SINGEL COOL TWO B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1236 5                 ARCHON GROUP (FRANCE)                            525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1237 4             STRATEGIC INVESTMENT JV LLC                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1238 4             UNI OCNS HOLDINGS                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1239 3           GS INDIA HOLDINGS L.P.                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1240 4             GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1241 5             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        523110 -               Mumbai                 INDIA (OTHER)
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
1242 5             GOLDMAN SACHS SERVICES PRIVATE LIMITED               541990 - All Other     Bangalore              INDIA (OTHER)
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1243 6                 BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE       523920 - Portfolio     Mumbai                 INDIA (OTHER)
                         LIMITED                                        Management
1244 6                 BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED        523991 - Trust,        Mumbai                 INDIA (OTHER)
                                                                        Fiduciary, and
                                                                        Custody Activities
1245 6                 GOLDMAN SACHS TRUSTEE COMPANY (INDIA)            523991 - Trust,        Mumbai                 INDIA (OTHER)
                         PRIVATE LIMITED                                Fiduciary, and
                                                                        Custody Activities
1246 6                 Goldman Sachs (India) Finance Private            522294 - Secondary     Mumbai                 INDIA (OTHER)
                         Limited                                        Market Financing
1247 5             Goldman Sachs (India) Finance Private Limited        522294 - Secondary     Mumbai                 INDIA (OTHER)
                                                                        Market Financing
1248 5             Paternoster India Private Limited                    524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1249 4             GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED      523110 -               Ebene                  MAURITIUS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1250 5             GOLDMAN SACHS (MAURITIUS) L.L.C.                     551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1251 6                 GOLDMAN SACHS (INDIA) CAPITAL MARKETS            523110 -               Mumbai                 INDIA (OTHER)
                         PRIVATE LIMITED                                Investment Banking
                                                                        and Securities
                                                                        Dealing
1252 6                 GOLDMAN SACHS (INDIA) SECURITIES PRIVATE         523110 -               Mumbai                 INDIA (OTHER)
                         LIMITED                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1253 6                 GOLDMAN SACHS SERVICES PRIVATE LIMITED           541990 - All Other     Bangalore              INDIA (OTHER)
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1254 6                 Paternoster India Private Limited                524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1255 4             VANTAGE GROUND (MAURITIUS) LIMITED                   551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies

1172 5             MLT INVESTMENTS LTD.                                 100        N/A


1173 6                 ELEVATECH LIMITED                                100        N/A

1174 6                 GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED        100        N/A

1175 6                 GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA)       N/A        N/A         The direct holder is a
                         L.L.C.                                                                Managing Member.
1176 7                   AGALIA CAPITAL LTD.                            75         N/A

1177 3           GS ASIAN VENTURE (DELAWARE) L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1178 3           GS FINANCIAL SERVICES L.P. (DEL)                       N/A        N/A         The direct holder is a
                                                                                               General Partner.

1179 4             BEST II INVESTMENTS (DELAWARE) L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1180 5                 TRIUMPH III INVESTMENTS (IRELAND) LIMITED        100        N/A

1181 5                 TRIUMPH INVESTMENTS (IRELAND) LIMITED            100        N/A

1182 4             BEST INVESTMENTS (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1183 4             CAPITAL INVESTMENTS (U.S.) III, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1184 4             FRANKFURTER MOBILIEN LIMITED                         99         N/A

1185 4                 GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)   N/A        N/A         The direct holder is a
                         HOLDINGS LLC                                                              Managing Member.

1186 5             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       N/A        N/A         The direct holder is a
                     HOLDINGS LP                                                               General Partner.

1187 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       N/A        N/A         The direct holder is a
                     HOLDINGS LP                                                               Limited Partner.

1188 4             GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED            100        N/A

1189 5                 GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED     100        N/A

1190 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS   N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.

1191 5                 GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)        N/A        N/A         The direct holder is a
                         HOLDINGS, LP                                                              General Partner.

1192 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            N/A        N/A         The direct holder is a
                     HOLDINGS, LP                                                              Limited Partner.

1193 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1194 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1195 4             GS CAPITAL FUNDING, INC.                             100        N/A

1196 5             GS CAPITAL FUNDING (UK) II LIMITED                   100        N/A


1197 6                 GS CAPITAL FUNDING (CAYMAN) LIMITED              100        N/A

1198 4             GS DIVERSIFIED FINANCE III, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1199 5                 GS DIVERSIFIED HOLDINGS II LLC                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1200 4             GS DIVERSIFIED FINANCE V, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1201 4             GS DIVERSIFIED HOLDINGS II LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1202 4             GS GLOBAL FUNDING II, CO.                            100        N/A

1203 4             GS LONGPORT INVESTMENT CORPORATION                   100        N/A

1204 4             GS Wind Power I, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1205 4             GSFS (CAYMAN) 2002 A LIMITED                         100        N/A

1206 4             JLQ LLC                                              100        N/A

1207 5                 GK SPICA                                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1208 5                 JUPITER INVESTMENT CO., LTD.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1209 6                     GK BLUE SQUARE                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1210 6                     NVCC CHINESE NEW STARS I PARTNERSHIP         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1211 4             JTGLQ COMPANY                                        100        N/A

1212 5                 GS STRATEGIC INVESTMENTS JAPAN LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1213 4             LANDPRO INVESTMENTS (DELAWARE) L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1214 5                 BAEKDU INVESTMENTS LIMITED                       100        N/A


1215 4             LANSDALE INVESTMENTS LIMITED                         100        N/A



1216 4             MHLQ, S. DE R.L. DE C.V.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1217 4             MLQ2 (DELAWARE) LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1218 5             MBD Holdings GK                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1219 6                 GK IZUMO CAPITAL                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1220 6                 GK JUPITER INVESTMENT II                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1221 6                 GK MISHIMA CAPITAL                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1222 6                 GK OUKA                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1223 6                 GK SHIROKAWA                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1224 6                 GK TERAMACHI CAPITAL                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1225 6                 SH OUKA HOLDINGS                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1226 7                   GK OUKA                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1227 4             NAEBA (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1228 4             NJLQ (IRELAND) LIMITED                               100        N/A

1229 4             RESTAMOVE IRELAND LIMITED                            100        N/A



1230 4             SENNA INVESTMENTS (IRELAND) LIMITED                  100        N/A

1231 4             SHIZUOKA (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1232 4             SINGEL COOL ONE B.V.                                 100        N/A

1233 5             ARCHON GROUP (FRANCE)                                100        N/A

1234 6                 Archon Group Gestion                             100        N/A

1235 4             SINGEL COOL TWO B.V.                                 100        N/A

1236 5                 ARCHON GROUP (FRANCE)                            100        N/A

1237 4             STRATEGIC INVESTMENT JV LLC                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1238 4             UNI OCNS HOLDINGS                                    100        N/A

1239 3           GS INDIA HOLDINGS L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1240 4             GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                100        N/A


1241 5             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        84         N/A
                     LIMITED


1242 5             GOLDMAN SACHS SERVICES PRIVATE LIMITED               100        99



1243 6                 BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE       100        N/A
                         LIMITED
1244 6                 BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED        100        N/A


1245 6                 GOLDMAN SACHS TRUSTEE COMPANY (INDIA)            100        N/A
                         PRIVATE LIMITED

1246 6                 Goldman Sachs (India) Finance Private            100        N/A
                         Limited
1247 5             Goldman Sachs (India) Finance Private Limited        100        100

1248 5             Paternoster India Private Limited                    100        N/A         This holding represents
                                                                                               ownership in Equity.

1249 4             GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED      100        N/A



1250 5             GOLDMAN SACHS (MAURITIUS) L.L.C.                     100        N/A


1251 6                 GOLDMAN SACHS (INDIA) CAPITAL MARKETS            84         N/A
                         PRIVATE LIMITED


1252 6                 GOLDMAN SACHS (INDIA) SECURITIES PRIVATE         100        N/A
                         LIMITED


1253 6                 GOLDMAN SACHS SERVICES PRIVATE LIMITED           100        99



1254 6                 Paternoster India Private Limited                100        N/A         This holding represents
                                                                                               ownership in Equity.

1255 4             VANTAGE GROUND (MAURITIUS) LIMITED                   100        N/A

1256 3           GSEM (DEL) HOLDINGS, L.P.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1257 4             CER HOLDINGS LP                                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1258 4             GOLDMAN SACHS FINANCIAL MARKETS PTY LTD              523130 - Commodity     Sydney                 AUSTRALIA
                                                                        Contracts Dealing
1259 4             GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN      551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
1260 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
1261 6                 GOLDMAN SACHS INVESTMENT PARTNERS                525910 - Open-End      George Town            CAYMAN ISLANDS
                         AGGREGATING FUND HOLDINGS OFFSHORE, L.P.       Investment Funds
1262 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) I, LLC      Investment Funds
1263 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) II, LLC     Investment Funds
1264 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) III, LLC    Investment Funds
1265 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) IV, LLC     Investment Funds
1266 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) V, LLC      Investment Funds
1267 6                 GOLDMAN SACHS INVESTMENT PARTNERS MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                         FUND, L.P.                                     Investment Funds
1268 7                   GOLDMAN SACHS GSIP FUND (IRELAND)              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1269 8                   GOLDMAN SACHS GSIP MASTER COMPANY              525910 - Open-End      Dublin                 IRELAND
                           (IRELAND) LIMITED                            Investment Funds
1270 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Luxembourg             LUXEMBOURG
                           HOLDINGS (LUX) OFFSHORE S.A.R.L              Investment Funds
1271 7                   GS INVESTMENT PARTNERS (MAURITIUS) I           525910 - Open-End      Ebene                  MAURITIUS
                           LIMITED                                      Investment Funds
1272 8                   GS INVESTMENT PARTNERS (MAURITIUS)             525910 - Open-End      Ebene                  MAURITIUS
                           II LIMITED                                   Investment Funds
1273 8                   GS INVESTMENT PARTNERS (MAURITIUS)             525990 - Other         Ebene                  MAURITIUS
                           V LIMITED                                    Financial Vehicles
1274 8                   Goldman Sachs TDN Investors                    525990 - Other         George Town            CAYMAN ISLANDS
                           Offshore, L.P.                               Financial Vehicles
1275 9                       GS INVESTMENT PARTNERS                     525990 - Other         Ebene                  MAURITIUS
                               (MAURITIUS) IV LIMITED                   Financial Vehicles
1276 4             GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1277 5             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1278 4             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1279 4             GS INVESTMENTS (CAYMAN) LTD.                         523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1280 5             SOURCE HOLDINGS LIMITED                              551112 - Offices       Tortola                BRITISH VIRGIN
                                                                        of Other Holding                              ISLANDS
                                                                        Companies
1281 6                 Source Investment Management Limited             523920 - Portfolio     Dublin                 IRELAND
                                                                        Management
1282 6                 Source UK Services Limited                       522294 - Secondary     London                 UNITED KINGDOM
                                                                        Market Financing                              (OTHER)
1283 4             GSEM BERMUDA HOLDINGS, L.P.                          551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
1284 5             GS EQUITY MARKETS, L.P.                              525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1285 5             GSEM (DEL) LLC                                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1286 6                 GS EQUITY MARKETS, L.P.                          525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1287 3           GSEM BERMUDA HOLDINGS, L.P.                            551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
1288 3           GSPS (DEL) L.P.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1289 4             GSPS BERMUDA CORPORATION LIMITED                     525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1290 3           J. ARON (CHINA) HOLDINGS L.L.C.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1291 4             J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED  523130 - Commodity     Shanghai               CHINA, PEOPLES
                                                                        Contracts Dealing                             REPUBLIC OF
1292 3           LS UNIT TRUST 2009-I                                   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1293 3           MEP GS INVESTOR (GP) LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1294 4             MEP GS INVESTOR L.P.                                 525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1295 5             MERCHANT EQUITY PARTNERS, L.P.                       525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
1296 3           MLQ, L.L.C.                                            551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1297 4             CMLQ INVESTORS COMPANY                               525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1298 4             ELQ HOLDINGS (DEL) LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1299 4             MEP GS INVESTOR (CAYCO) LIMITED                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1300 5             MEP GS INVESTOR L.P.                                 525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1301 4             MLQ INVESTORS, L.P.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1302 5             AR HOLDINGS (DELAWARE) L.L.C.                        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1303 6                 AR HOLDINGS GK                                   551114 -               Tokyo                  JAPAN
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1304 7                   GK GOLDMAN SACHS SSG I                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1305 7                   GK KAGURAZAKA HOLDINGS                         551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1306 8                   GK ARISUGAWA FINANCE                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1307 8                   GK SAKURAZAKA CAPITAL                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1308 7                   GK NISHI-AZABU SHINYO HOSHOU                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1309 7                   GS PSI HOLDINGS GK                             551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1310 8                   GOLDMAN SACHS PSI JAPAN GK                     525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1311 7                   SH ERF HOLDINGS                                525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1312 6                 GK YAMAMOTO KAIUN HOLDINGS                       525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1313 7                   YAMAMOTO KAIUN CO., LTD.                       525990 - Other         Kure-shi               JAPAN
                                                                        Financial Vehicles
1314 6                 GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.      523910 -               Tokyo                  JAPAN
                                                                        Miscellaneous
                                                                        Intermediation
1315 7                   ROPPONGI DOMAIN LLC                            551114 -               George Town            CAYMAN ISLANDS
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1316 5             DOTONBORI KAIHATSU CAYMAN CO., LTD.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1317 5             ENDEAVOR CAYMAN LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1318 5             FOREST GREEN LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1319 5             GK CRYSTAL INVESTMENT                                525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1320 5             GK KAGURAZAKA HOLDINGS                               551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1321 5             GK YAMAMOTO KAIUN HOLDINGS                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1322 5             GOLDMAN SACHS REALTY JAPAN LTD.                      551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1323 6                 BLUE DAISY CO., LTD.                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1324 6                 DANDELION INVESTMENTS CO., LTD.                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1325 6                 GAC PERSONAL CO., LTD.                           52399 - All Other      Tokyo                  JAPAN
                                                                        Financial
                                                                        Investment
                                                                        Activities
1326 7                   HYOGO WIDE SERVICE CO., LTD.                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1327 7                   MIDORI DATA CO., LTD.                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1328 7                   WAKABA HOKEN DAIKO CO., LTD.                   524210 - Insurance     Tokyo                  JAPAN
                                                                        Agencies and
                                                                        Brokerages
1329 6                 GK ARISUGAWA FINANCE                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1330 6                 GK CRYSTAL INVESTMENT                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1331 6                 JUPITER INVESTMENT CO., LTD.                     525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
1332 6                 REAL ESTATE CREATION FUND CO., LTD.              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1333 6                 REC INVESTMENTS CO., LTD.                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1334 6                 S.H. MINATO HOLDINGS                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles


1335 7                   GREEN MOUNTAIN ONE CO., LTD                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1336 6                 SAKURAZAKA KAIHATSU CO., LTD.                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1337 6                 SH IZUMO HOLDINGS                                551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1338 7                   GK IZUMO CAPITAL                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1339 6                 SH MISHIMA HOLDINGS                              551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1256 3           GSEM (DEL) HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

1257 4             CER HOLDINGS LP                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1258 4             GOLDMAN SACHS FINANCIAL MARKETS PTY LTD              100        N/A

1259 4             GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN      100        N/A
                     LTD.

1260 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
1261 6                 GOLDMAN SACHS INVESTMENT PARTNERS                N/A        N/A         The direct holder is a
                         AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                              Limited Partner.
1262 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) I, LLC                             Non-Managing Member.
1263 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) II, LLC                            Non-Managing Member.
1264 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) III, LLC                           Non-Managing Member.
1265 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) IV, LLC                            Non-Managing Member.
1266 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) V, LLC                             Non-Managing Member.
1267 6                 GOLDMAN SACHS INVESTMENT PARTNERS MASTER         N/A        N/A         The direct holder is a
                         FUND, L.P.                                                            Limited Partner.
1268 7                   GOLDMAN SACHS GSIP FUND (IRELAND)              100        N/A

1269 8                   GOLDMAN SACHS GSIP MASTER COMPANY              100        N/A
                           (IRELAND) LIMITED
1270 7                   GOLDMAN SACHS INVESTMENT PARTNERS              100        N/A
                           HOLDINGS (LUX) OFFSHORE S.A.R.L
1271 7                   GS INVESTMENT PARTNERS (MAURITIUS) I           100        N/A
                           LIMITED
1272 8                   GS INVESTMENT PARTNERS (MAURITIUS)             100        N/A
                           II LIMITED
1273 8                   GS INVESTMENT PARTNERS (MAURITIUS)             100        N/A
                           V LIMITED
1274 8                   Goldman Sachs TDN Investors                    N/A        N/A         The direct holder is a
                           Offshore, L.P.                                                      Limited Partner.
1275 9                       GS INVESTMENT PARTNERS                     100        N/A
                               (MAURITIUS) IV LIMITED
1276 4             GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED           100        N/A

1277 5             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

1278 4             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

1279 4             GS INVESTMENTS (CAYMAN) LTD.                         100        N/A




1280 5             SOURCE HOLDINGS LIMITED                              22         N/A


1281 6                 Source Investment Management Limited             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1282 6                 Source UK Services Limited                       100        N/A

1283 4             GSEM BERMUDA HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1284 5             GS EQUITY MARKETS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1285 5             GSEM (DEL) LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1286 6                 GS EQUITY MARKETS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1287 3           GSEM BERMUDA HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.

1288 3           GSPS (DEL) L.P.                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
1289 4             GSPS BERMUDA CORPORATION LIMITED                     100        N/A

1290 3           J. ARON (CHINA) HOLDINGS L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1291 4             J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED  100        N/A

1292 3           LS UNIT TRUST 2009-I                                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1293 3           MEP GS INVESTOR (GP) LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1294 4             MEP GS INVESTOR L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1295 5             MERCHANT EQUITY PARTNERS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1296 3           MLQ, L.L.C.                                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1297 4             CMLQ INVESTORS COMPANY                               100        N/A

1298 4             ELQ HOLDINGS (DEL) LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1299 4             MEP GS INVESTOR (CAYCO) LIMITED                      100        N/A

1300 5             MEP GS INVESTOR L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1301 4             MLQ INVESTORS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1302 5             AR HOLDINGS (DELAWARE) L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1303 6                 AR HOLDINGS GK                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.



1304 7                   GK GOLDMAN SACHS SSG I                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1305 7                   GK KAGURAZAKA HOLDINGS                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1306 8                   GK ARISUGAWA FINANCE                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1307 8                   GK SAKURAZAKA CAPITAL                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1308 7                   GK NISHI-AZABU SHINYO HOSHOU                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1309 7                   GS PSI HOLDINGS GK                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1310 8                   GOLDMAN SACHS PSI JAPAN GK                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1311 7                   SH ERF HOLDINGS                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1312 6                 GK YAMAMOTO KAIUN HOLDINGS                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1313 7                   YAMAMOTO KAIUN CO., LTD.                       100        N/A

1314 6                 GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.      100        N/A


1315 7                   ROPPONGI DOMAIN LLC                            100        N/A




1316 5             DOTONBORI KAIHATSU CAYMAN CO., LTD.                  N/A        N/A         The direct holder has Other
                                                                                               Management Control
1317 5             ENDEAVOR CAYMAN LTD.                                 N/A        N/A         The direct holder has Other
                                                                                               Management Control
1318 5             FOREST GREEN LTD.                                    N/A        N/A         The direct holder has Other
                                                                                               Management Control
1319 5             GK CRYSTAL INVESTMENT                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1320 5             GK KAGURAZAKA HOLDINGS                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1321 5             GK YAMAMOTO KAIUN HOLDINGS                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1322 5             GOLDMAN SACHS REALTY JAPAN LTD.                      100        N/A


1323 6                 BLUE DAISY CO., LTD.                             100        N/A

1324 6                 DANDELION INVESTMENTS CO., LTD.                  100        N/A

1325 6                 GAC PERSONAL CO., LTD.                           100        N/A



1326 7                   HYOGO WIDE SERVICE CO., LTD.                   100        N/A

1327 7                   MIDORI DATA CO., LTD.                          100        N/A

1328 7                   WAKABA HOKEN DAIKO CO., LTD.                   100        N/A


1329 6                 GK ARISUGAWA FINANCE                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1330 6                 GK CRYSTAL INVESTMENT                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1331 6                 JUPITER INVESTMENT CO., LTD.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1332 6                 REAL ESTATE CREATION FUND CO., LTD.              100        N/A

1333 6                 REC INVESTMENTS CO., LTD.                        100        N/A

1334 6                 S.H. MINATO HOLDINGS                             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
1335 7                   GREEN MOUNTAIN ONE CO., LTD                    100        N/A

1336 6                 SAKURAZAKA KAIHATSU CO., LTD.                    100        N/A

1337 6                 SH IZUMO HOLDINGS                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1338 7                   GK IZUMO CAPITAL                                                      The direct holder is a
                                                                                               Non-Managing Member.
1339 6                 SH MISHIMA HOLDINGS                              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.

1340 7                   GK MISHIMA CAPITAL                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1341 6                 SH SHIROKAWA HOLDINGS                            551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1342 7                   GK SHIROKAWA                                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1343 6                 SH TERAMACHI HOLDINGS                            551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1344 7                   GK TERAMACHI CAPITAL                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1345 6                 SH WHITE FLOWER                                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles


1346 7                   GK FRANGIPANI                                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1347 6                 WHITE OCEAN CO., LTD.                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1348 5             GS GFKL INVESTOR LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1349 6                 DOVULL SPV GMBH & CO. KG                         525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
1350 5             GS PIA HOLDINGS GK                                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1351 6                 CRANE HOLDINGS LTD.                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1352 7                   SG INVESTMENTS KK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1353 6                 GK JUPITER INVESTMENT III                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1354 6                 GS TK HOLDINGS I GK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1355 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1356 6                 GS TK HOLDINGS III GK                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1357 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1358 6                 GS TK HOLDINGS V GK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1359 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1360 5             Impact Holding Cayman Co., Ltd.                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1361 5             K.K. MINATO SAIKEN KAISHU                            551114 -               Tokyo                  JAPAN
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1362 5             KAIHIN CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1363 5             KEISEN KAIHATSU CAYMAN CO., LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1364 5             KINMIRAI CAYMAN CO., LTD                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1365 5             KUROBE CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1366 5             LINDEN WOOD IIS LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1367 6                 CMA CO., LTD.                                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1368 5             LINDEN WOOD, LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1369 5             LUIGI CAYMAN CO., LTD.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1370 5             MUSASHI CAYMAN CO., LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1371 5             MUSASHINO CAYMAN CO., LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1372 5             PIA HOLDINGS CAYMAN                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1373 6                 GS PIA HOLDINGS GK                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1374 5             RUBY REALTY CAYMAN LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1375 5             SAYAMA CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1376 5             SHINING PARTNERS LTD.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1377 5             SHIOHAMA CAYMAN CO., LTD.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1378 5             SOLAR WIND II LTD.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1379 5             SOLAR WIND LTD.                                      525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1380 5             SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1381 6                 ISEZAKI KAIHATSU CO., LTD.                       525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1382 6                 SPORTS SHINKO FINANCE CO., LTD.                  522298 - All Other     Tokyo                  JAPAN
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
1383 5             SP CAYMAN 2 LTD.                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1384 5             UNIVERSAL REALTY CO., LTD.                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1385 4             MTGLQ INVESTORS, L.P.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1386 5             ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1387 5             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1388 6                 CDMC, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1389 7                   DEMAC FINANCIAL SERVICES, s.r.o.               525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1390 5             CDMC, L.P.                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1391 5             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1392 6                 CDV-1 HOLDING COMPANY, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1393 7                   CDV-1, LTD.                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1394 8                   CRE-1 a.s.                                     525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1395 5             CDV-1 HOLDING COMPANY, L.P.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1396 5             CMLQ INVESTORS COMPANY                               525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1397 5             DAC HOLDINGS I, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1398 6                 DAC HOLDINGS VII, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1399 7                   FARRAGUT INVESTMENTS UK 1 LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1400 8                   POWER BIRD LIMITED PARTNERSHIP                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1401 6                 DAC HOLDINGS VIII, L.L.C.                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1402 7                   POWER BIRD LIMITED PARTNERSHIP                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1403 5             DADELAND RETAIL LLC                                  551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1404 5             DBGS FRANKLIN HOLDINGS LLC                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1405 6                 DBGS FRANKLIN LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1406 5             ELQ INVESTORS, LTD                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1407 6                 CDV-2, LTD.                                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1408 7                   QAF ASSETS s.r.o.                              525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1409 6                 CERBERUS BAVARIAN INVESTMENTS B.V.               525990 - Other         Baarn                  NETHERLANDS
                                                                        Financial Vehicles
1410 6                 CONRAD P4 LTD.                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1411 6                 G.S.Q SPV (1) LIMITED                            525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1412 6                 GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD       523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
1413 6                 GS EUROPEAN OPPORTUNITIES FUND B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1414 7                   BLOSSOM HOLDING III BV                         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1415 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         525990 - Other         London                 UNITED KINGDOM
                           (2009) LTD                                   Financial Vehicles                            (OTHER)
1416 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         525990 - Other         Amsterdam              NETHERLANDS
                           B.V.                                         Financial Vehicles
1417 8                   STICHTING ADMINISTRATIEKANTOOR                 551112 - Offices       Amsterdam              NETHERLANDS
                           TREOFAN                                      of Other Holding
                                                                        Companies
1418 7                   MATTERHORN ACQUISITIONS LTD.                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1419 7                   PMF-2, LTD                                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1420 7                   YELLOW ACQUISITIONS LTD                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1421 6                 GS EUROPEAN OPPORTUNITIES FUND II GP LTD         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1422 7                   GS EUROPEAN OPPORTUNITIES FUND II L.P.         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1423 8                   GS EUROPEAN INVESTMENT GROUP II LTD            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)

1340 7                   GK MISHIMA CAPITAL                                                    The direct holder is a
                                                                                               Non-Managing Member.
1341 6                 SH SHIROKAWA HOLDINGS                            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1342 7                   GK SHIROKAWA                                                          The direct holder is a
                                                                                               Non-Managing Member.
1343 6                 SH TERAMACHI HOLDINGS                            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1344 7                   GK TERAMACHI CAPITAL                                                  The direct holder is a
                                                                                               Non-Managing Member.
1345 6                 SH WHITE FLOWER                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1346 7                   GK FRANGIPANI                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1347 6                 WHITE OCEAN CO., LTD.                            100        N/A

1348 5             GS GFKL INVESTOR LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1349 6                 DOVULL SPV GMBH & CO. KG                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1350 5             GS PIA HOLDINGS GK                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1351 6                 CRANE HOLDINGS LTD.                              100        N/A

1352 7                   SG INVESTMENTS KK                              61         N/A

1353 6                 GK JUPITER INVESTMENT III                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1354 6                 GS TK HOLDINGS I GK                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1355 7                   EACCESS LTD.                                   30         N/A


1356 6                 GS TK HOLDINGS III GK                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1357 7                   EACCESS LTD.                                   30         N/A


1358 6                 GS TK HOLDINGS V GK                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1359 7                   EACCESS LTD.                                   30         N/A


1360 5             Impact Holding Cayman Co., Ltd.                      100        N/A


1361 5             K.K. MINATO SAIKEN KAISHU                            100        N/A




1362 5             KAIHIN CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1363 5             KEISEN KAIHATSU CAYMAN CO., LTD.                     N/A        N/A         The direct holder has Other
                                                                                               Management Control
1364 5             KINMIRAI CAYMAN CO., LTD                             N/A        N/A         The direct holder has Other
                                                                                               Management Control
1365 5             KUROBE CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1366 5             LINDEN WOOD IIS LTD.                                 100        N/A

1367 6                 CMA CO., LTD.                                    100        N/A

1368 5             LINDEN WOOD, LTD.                                    100        N/A

1369 5             LUIGI CAYMAN CO., LTD.                               N/A        N/A         The direct holder has Other
                                                                                               Management Control
1370 5             MUSASHI CAYMAN CO., LTD.                             100        N/A

1371 5             MUSASHINO CAYMAN CO., LTD.                           N/A        N/A         The direct holder has Other
                                                                                               Management Control
1372 5             PIA HOLDINGS CAYMAN                                  100        N/A

1373 6                 GS PIA HOLDINGS GK                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1374 5             RUBY REALTY CAYMAN LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1375 5             SAYAMA CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1376 5             SHINING PARTNERS LTD.                                100        N/A

1377 5             SHIOHAMA CAYMAN CO., LTD.                            N/A        N/A         The direct holder has Other
                                                                                               Management Control
1378 5             SOLAR WIND II LTD.                                   100        N/A

1379 5             SOLAR WIND LTD.                                      100        N/A

1380 5             SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY           100        N/A

1381 6                 ISEZAKI KAIHATSU CO., LTD.                       100        N/A

1382 6                 SPORTS SHINKO FINANCE CO., LTD.                  100        N/A



1383 5             SP CAYMAN 2 LTD.                                     N/A        N/A         The direct holder has Other
                                                                                               Management Control
1384 5             UNIVERSAL REALTY CO., LTD.                           100        N/A

1385 4             MTGLQ INVESTORS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
1386 5             ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1387 5             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1388 6                 CDMC, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
1389 7                   DEMAC FINANCIAL SERVICES, s.r.o.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1390 5             CDMC, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1391 5             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1392 6                 CDV-1 HOLDING COMPANY, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
1393 7                   CDV-1, LTD.                                    100        100

1394 8                   CRE-1 a.s.                                     100        N/A

1395 5             CDV-1 HOLDING COMPANY, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1396 5             CMLQ INVESTORS COMPANY                               100        N/A

1397 5             DAC HOLDINGS I, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1398 6                 DAC HOLDINGS VII, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1399 7                   FARRAGUT INVESTMENTS UK 1 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1400 8                   POWER BIRD LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1401 6                 DAC HOLDINGS VIII, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1402 7                   POWER BIRD LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1403 5             DADELAND RETAIL LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1404 5             DBGS FRANKLIN HOLDINGS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1405 6                 DBGS FRANKLIN LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1406 5             ELQ INVESTORS, LTD                                   100        100

1407 6                 CDV-2, LTD.                                      100        N/A

1408 7                   QAF ASSETS s.r.o.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1409 6                 CERBERUS BAVARIAN INVESTMENTS B.V.               50         N/A

1410 6                 CONRAD P4 LTD.                                   100        N/A

1411 6                 G.S.Q SPV (1) LIMITED                            100        N/A

1412 6                 GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD       100        N/A




1413 6                 GS EUROPEAN OPPORTUNITIES FUND B.V.              100        N/A

1414 7                   BLOSSOM HOLDING III BV                         100        N/A

1415 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         100        N/A
                           (2009) LTD
1416 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         100        N/A
                           B.V.
1417 8                   STICHTING ADMINISTRATIEKANTOOR                 N/A        N/A         The direct holder is a
                           TREOFAN                                                             Non-Managing Member.

1418 7                   MATTERHORN ACQUISITIONS LTD.                   100        N/A

1419 7                   PMF-2, LTD                                     100        N/A

1420 7                   YELLOW ACQUISITIONS LTD                        100        N/A

1421 6                 GS EUROPEAN OPPORTUNITIES FUND II GP LTD         100        N/A

1422 7                   GS EUROPEAN OPPORTUNITIES FUND II L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1423 8                   GS EUROPEAN INVESTMENT GROUP II LTD            100        N/A

1424 8                   KRETA ACQUISITIONS LTD                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1425 9                       KRETA IMMOBILIEN GMBH                      525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1426 8                   KYPRIS ACQUISITIONS LTD                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1427 9                       KYPRIS IMMOBILIEN GMBH                     525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1428 8                   POSEIDON ACQUISITIONS LTD                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1429 9                       POSEIDON IMMOBILIEN GMBH                   525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1430 7                   SANA ACQUISITIONS LTD                          525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1431 6                 GS EUROPEAN OPPORTUNITIES FUND II L.P.           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1432 6                 KILLINGHOLME POWER                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1433 6                 MB ACQUISITIONS B.V.                             525990 - Other         Baarn                  NETHERLANDS
                                                                        Financial Vehicles
1434 7                   MB CAPITAL GMBH                                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
1435 6                 MONT BLANC ACQUISITIONS LTD                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1436 7                   KILLINGHOLME POWER                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1437 6                 NEG (TPL) LIMITED                                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1438 6                 PMF-1, LTD                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1439 6                 QMH LIMITED                                      525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1440 6                 SCC SEQUOIA CREDIT CONSOLIDATION LIMITED         525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1441 7                   CROMAN INVESTMENTS LIMITED                     525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1442 7                   RINANI INVESTMENTS LIMITED                     525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1443 7                   SCC ASSETS MANAGEMENT                          525990 - Other         Moscow                 RUSSIA
                                                                        Financial Vehicles
1444 7                   SEQUOIA CREDIT CONSOLIDATION                   525990 - Other         Moscow                 RUSSIA
                                                                        Financial Vehicles
1445 6                 SOUTH WALES TPL INVESTMENTS LIMITED              525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1446 6                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
1447 6                 TELE SPV LIMITED                                 525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1448 6                 WESTERN POWER INVESTMENTS LIMITED                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1449 6                 YORAM LIMITED                                    525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1450 6                 YPSILON PORTFOLIO LTD                            525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1451 7                   YPSILON PORTFOLIO BETEILIGUNGS GMBH            525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1452 5             FAIRWAY RESOURCES GP, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1453 6                 FAIRWAY RESOURCES PARTNERS, LP                   525990 - Other         Southlake     TX       UNITED STATES
                                                                        Financial Vehicles
1454 7                   FAIRWAY RESOURCES OPERATING, LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1455 5             FAIRWAY RESOURCES PARTNERS, LP                       525990 - Other         Southlake     TX       UNITED STATES
                                                                        Financial Vehicles
1456 5             GCN HOLDING LLC                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1457 6                 GCN HOLDING (CANADA) ULC                         525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1458 5             GS EUROPEAN OPPORTUNITIES FUND B.V.                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1459 5             GS EUROPEAN OPPORTUNITIES FUND GP, LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1460 6                 GS EUROPEAN OPPORTUNITIES FUND L.P.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1461 5             GS EUROPEAN OPPORTUNITIES FUND L.P.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1462 5             GS GUERNSEY INVESTMENTS LIMITED                      525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
1463 5             GS MACRO INVESTMENTS LLC                             551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1464 6                 GS MACRO INVESTMENTS IV, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1465 6                 GS MACRO INVESTMENTS V, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1466 5             GSEMI HOLDINGS CORPORATION                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1467 6                 GS Euro Investments                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1468 6                 GS Euro Management                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1469 5             HILTON GLOBAL HOLDINGS LLC                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1470 5             LIQUIDITY ASSETS LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1471 5             MLQ HOLDCO, L.L.C.                                   551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1472 6                 MLQ BK REO, L.L.C.                               531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
1473 5             MLQ-MLL, LLC                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1474 5             MTGRP, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1475 6                 NZ PROPERTY FINANCE PARTNERS                     525990 - Other         Singapore              SINGAPORE
                                                                        Financial Vehicles
1476 5             NCS I LLC                                            525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1477 6                 NCS Holding Company, Inc.                        525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1478 7                   ACFI Funding Corp.                             525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1479 7                   ACLC Funding Corp.                             525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1480 7                   Amresco Commercial Finance, LLC                525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1481 7                   Amresco SBA Holdings, Inc.                     525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1482 8                   40 Maplecrest Road, LLC                        525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1483 8                   Independence Funding Holding                   525990 - Other         Dallas        TX       UNITED STATES
                           Company, LLC                                 Financial Vehicles
1484 7                   CLC Funding Corp.                              525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1485 7                   NCS Securities Holding Corp.                   525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1486 5             POWER RECEIVABLE FINANCE, LLC                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1487 5             PRESIDIO, LLC                                        525990 - Other         Los Angeles   CA       UNITED STATES
                                                                        Financial Vehicles
1488 5             REMARK FUNDING CO., LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1489 5             REP MCR REALTY, L.L.C.                               531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
1490 5             REP PEB REALTY, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1491 5             SCLQ, S. DE R.L. DE C.V.                             525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
1492 5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       525990 - Other         London                 UNITED KINGDOM
                     S.P.A.                                             Financial Vehicles                            (OTHER)
1493 5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              52399 - All Other      Milan                  ITALY (OTHER)
                     CREDITI SRL                                        Financial Investment
                                                                        Activities
1494 5             SPARTA INSURANCE HOLDINGS, INC.                      551112 - Offices       Hartford      CT       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1495 6                 SPARTA Insurance Company                         524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1496 7                   SPARTA AMERICAN INSURANCE COMPANY              524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1497 7                   SPARTA SPECIALTY INSURANCE COMPANY             524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1498 5             SPF ONE IL, LLC                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1499 3           MLQ2 (DELAWARE) LLC                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1500 3           NATURAL RESOURCES INVESTMENTS S.L.                     551112 - Offices       Madrid                 SPAIN
                                                                        of Other Holding
                                                                        Companies
1501 3           ROTHESAY LIFE, L.L.C.                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1502 4             ROTHESAY LIFE (CAYMAN) LIMITED                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1503 5             Paternoster Limited                                  524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1504 6                 PATERNOSTER ASSURANCE LIMITED                    524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1505 6                 Paternoster Financial Services Limited           524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1506 6                 Paternoster Holdings Limited                     551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1507 7                   Paternoster UK Limited                         524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers

1424 8                   KRETA ACQUISITIONS LTD                         100        N/A

1425 9                       KRETA IMMOBILIEN GMBH                      100        N/A

1426 8                   KYPRIS ACQUISITIONS LTD                        100        N/A

1427 9                       KYPRIS IMMOBILIEN GMBH                     100        N/A

1428 8                   POSEIDON ACQUISITIONS LTD                      100        N/A

1429 9                       POSEIDON IMMOBILIEN GMBH                   100        N/A

1430 7                   SANA ACQUISITIONS LTD                          100        N/A

1431 6                 GS EUROPEAN OPPORTUNITIES FUND II L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1432 6                 KILLINGHOLME POWER                               99         100

1433 6                 MB ACQUISITIONS B.V.                             100        N/A

1434 7                   MB CAPITAL GMBH                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1435 6                 MONT BLANC ACQUISITIONS LTD                      100        N/A

1436 7                   KILLINGHOLME POWER                             99         N/A

1437 6                 NEG (TPL) LIMITED                                100        N/A

1438 6                 PMF-1, LTD                                       100        N/A

1439 6                 QMH LIMITED                                      90         N/A

1440 6                 SCC SEQUOIA CREDIT CONSOLIDATION LIMITED         45         N/A

1441 7                   CROMAN INVESTMENTS LIMITED                     100        N/A

1442 7                   RINANI INVESTMENTS LIMITED                     100        N/A

1443 7                   SCC ASSETS MANAGEMENT                          100        N/A

1444 7                   SEQUOIA CREDIT CONSOLIDATION                   100        N/A

1445 6                 SOUTH WALES TPL INVESTMENTS LIMITED              100        N/A

1446 6                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1447 6                 TELE SPV LIMITED                                 100        N/A

1448 6                 WESTERN POWER INVESTMENTS LIMITED                100        N/A

1449 6                 YORAM LIMITED                                    100        N/A

1450 6                 YPSILON PORTFOLIO LTD                            100        100

1451 7                   YPSILON PORTFOLIO BETEILIGUNGS GMBH            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1452 5             FAIRWAY RESOURCES GP, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1453 6                 FAIRWAY RESOURCES PARTNERS, LP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1454 7                   FAIRWAY RESOURCES OPERATING, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1455 5             FAIRWAY RESOURCES PARTNERS, LP                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1456 5             GCN HOLDING LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1457 6                 GCN HOLDING (CANADA) ULC                         100        N/A

1458 5             GS EUROPEAN OPPORTUNITIES FUND B.V.                  100        N/A

1459 5             GS EUROPEAN OPPORTUNITIES FUND GP, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1460 6                 GS EUROPEAN OPPORTUNITIES FUND L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1461 5             GS EUROPEAN OPPORTUNITIES FUND L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1462 5             GS GUERNSEY INVESTMENTS LIMITED                      99         N/A

1463 5             GS MACRO INVESTMENTS LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1464 6                 GS MACRO INVESTMENTS IV, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1465 6                 GS MACRO INVESTMENTS V, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1466 5             GSEMI HOLDINGS CORPORATION                           100        N/A


1467 6                 GS Euro Investments                              100        N/A

1468 6                 GS Euro Management                               100        N/A

1469 5             HILTON GLOBAL HOLDINGS LLC                           26         N/A


1470 5             LIQUIDITY ASSETS LIMITED                             100        N/A

1471 5             MLQ HOLDCO, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1472 6                 MLQ BK REO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1473 5             MLQ-MLL, LLC                                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1474 5             MTGRP, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1475 6                 NZ PROPERTY FINANCE PARTNERS                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
1476 5             NCS I LLC                                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1477 6                 NCS Holding Company, Inc.                        100        N/A

1478 7                   ACFI Funding Corp.                             100        N/A

1479 7                   ACLC Funding Corp.                             100        N/A

1480 7                   Amresco Commercial Finance, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1481 7                   Amresco SBA Holdings, Inc.                     100        N/A

1482 8                   40 Maplecrest Road, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1483 8                   Independence Funding Holding                   N/A        N/A         The direct holder is a
                           Company, LLC                                                        Managing Member.
1484 7                   CLC Funding Corp.                              100        N/A

1485 7                   NCS Securities Holding Corp.                   100        N/A

1486 5             POWER RECEIVABLE FINANCE, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1487 5             PRESIDIO, LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1488 5             REMARK FUNDING CO., LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1489 5             REP MCR REALTY, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1490 5             REP PEB REALTY, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1491 5             SCLQ, S. DE R.L. DE C.V.                             100        N/A

1492 5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       100        N/A
                     S.P.A.
1493 5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              100        N/A
                     CREDITI SRL

1494 5             SPARTA INSURANCE HOLDINGS, INC.                      25         N/A


1495 6                 SPARTA Insurance Company                         100        N/A



1496 7                   SPARTA AMERICAN INSURANCE COMPANY              100        N/A



1497 7                   SPARTA SPECIALTY INSURANCE COMPANY             100        N/A



1498 5             SPF ONE IL, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1499 3           MLQ2 (DELAWARE) LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1500 3           NATURAL RESOURCES INVESTMENTS S.L.                     100        N/A


1501 3           ROTHESAY LIFE, L.L.C.                                  100        N/A


1502 4             ROTHESAY LIFE (CAYMAN) LIMITED                       100        N/A


1503 5             Paternoster Limited                                  100        N/A


1504 6                 PATERNOSTER ASSURANCE LIMITED                    100        N/A


1505 6                 Paternoster Financial Services Limited           100        N/A


1506 6                 Paternoster Holdings Limited                     100        N/A


1507 7                   Paternoster UK Limited                         100        N/A

1508 6                 Paternoster Services Limited                     524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1509 7                   EMAP PENSION TRUSTEES LIMITED                  524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
1510 5             ROTHESAY LIFE LIMITED                                524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
1511 3           SPA UNIT TRUST 2009-I                                  525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1512 3           SPA UNIT TRUST 2009-II                                 525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1513 2       GOLDMAN SACHS GLOBAL SERVICES I LIMITED                    541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1514 2       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1515 2       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         551114 -               Col Lomas de           MEXICO
                                                                        Corporate,             Chapultepec
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1516 2       GOLDMAN SACHS HEADQUARTERS LLC                             531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
1517 2       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    523930 -               New York      NY       UNITED STATES
                                                                        Investment Advice
1518 2       GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE INVESTIMENTO EM   525910 - Open-End      Rio de Janeiro         BRAZIL
               COTAS DE FUNDO DE INVESTIMENTO MULTIMERCADO              Investment Funds
1519 3           GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO       525910 - Open-End      Rio de Janeiro         BRAZIL
                   MULTIMERCADO                                         Investment Funds
1520 2       GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                     551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1521 3           GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1522 4             501 INVESTMENT COMPANY PTY LTD                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1523 5             501-2 INVESTMENT PARTNERSHIP                         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1524 4             502 INVESTMENT COMPANY PTY LTD                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1525 5             501-2 INVESTMENT PARTNERSHIP                         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1526 4             AXM Pty Ltd                                          551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1527 4             CATUMNAL HOLDINGS PTY LTD                            522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1528 4             CATUMNAL NOMINEES PTY LTD                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1529 4             COLLINS STREET ENTERPRISES PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1530 5             CATUMNAL HOLDINGS PTY LTD                            522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1531 5             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1532 6                 GOLDMAN SACHS AUSTRALIA (UK) LIMITED             523930 -               London                 UNITED KINGDOM
                                                                        Investment Advice                             (OTHER)
1533 4             Chartres Trading Pty Ltd                             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1534 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          525910 - Open-End      Sydney                 AUSTRALIA
                                                                        Investment Funds
1535 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 -        525910 - Open-End      Sydney                 AUSTRALIA
                     ACCESS FUND                                        Investment Funds
1536 5             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          525910 - Open-End      Sydney                 AUSTRALIA
                                                                        Investment Funds
1537 4             GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1538 5             GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD               551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1539 6                 GOLDMAN SACHS AUSTRALIA NOMINEES PTY LTD         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1540 4             GOLDMAN SACHS AUSTRALIA INC.                         523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
1541 4             GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD        551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1542 5             GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED           551112 - Offices       Auckland               NEW ZEALAND
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1543 6                 GOLDMAN SACHS NEW ZEALAND MANAGEMENT             551112 - Offices       Auckland               NEW ZEALAND
                         LIMITED                                        of Other Holding                              (OTHER)
                                                                        Companies
1544 7                   DEVELOPMENT SECURITIES LIMITED                 523110 -               Auckland               NEW ZEALAND
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
1545 7                   GOLDMAN SACHS NEW ZEALAND EQUITY               523999 -               Auckland               NEW ZEALAND
                           FINANCE LIMITED                              Miscellaneous                                 (OTHER)
                                                                        Financial Investment
                                                                        Activities
1546 7                   GOLDMAN SACHS NEW ZEALAND LIMITED              523120 -               Auckland               NEW ZEALAND
                                                                        Securities                                    (OTHER)
                                                                        Brokerage
1547 8                   EQUITY NOMINEES LIMITED                        523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1548 7                   GOLDMAN SACHS NEW ZEALAND MEZZANINE            523920 - Portfolio     Auckland               NEW ZEALAND
                           LIMITED                                      Management                                    (OTHER)
1549 8                   GOLDMAN SACHS COLLATERAL MEZZANINE             525990 - Other         Auckland               NEW ZEALAND
                           (NZ) FUND 05                                 Financial Vehicles                            (OTHER)


1550 7                   GOLDMAN SACHS NEW ZEALAND PRIVATE              523920 - Portfolio     Auckland               NEW ZEALAND
                           EQUITY LIMITED                               Management                                    (OTHER)
1551 8                   GOLDMAN SACHS NEW ZEALAND                      525990 - Other         Auckland               NEW ZEALAND
                           TRANS-TASMAN PRIVATE EQUITY FUND 07 LIMITED  Financial Vehicles                            (OTHER)
1552 7                   GOLDMAN SACHS NEW ZEALAND SECURITIES           523120 -               Auckland               NEW ZEALAND
                           LIMITED                                      Securities                                    (OTHER)
                                                                        Brokerage
1553 8                   WARSAND NOMINEES LIMITED                       523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1554 7                   PORTFOLIO CUSTODIAN LIMITED                    523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1555 6                 VALCRON INVESTMENTS LIMITED                      551112 - Offices       Auckland               NEW ZEALAND
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1556 7                   GOLDMAN SACHS NEW ZEALAND MANAGEMENT           551112 - Offices       Auckland               NEW ZEALAND
                           LIMITED                                      of Other Holding                              (OTHER)
                                                                        Companies
1557 5             KIWIWARRH (NZ) LIMITED                               525990 - Other         Auckland               NEW ZEALAND
                                                                        Financial Vehicles                            (OTHER)
1558 5             Rothmill Investment Company Limited                  523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1559 4             GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD     523920 - Portfolio     Melbourne              AUSTRALIA
                                                                        Management
1560 4             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED      523991 - Trust,        Melbourne              AUSTRALIA
                     INTEREST) PTY LTD                                  Fiduciary, and
                                                                        Custody Activities
1561 4             GOLDMAN SACHS AUSTRALIA PTY LTD                      523120 -               Melbourne              AUSTRALIA
                                                                        Securities
                                                                        Brokerage
1562 5             AMBYNE NOMINEES PTY LTD                              523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1563 6                 201 INVESTMENT COMPANY PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1564 7                   201-2 INVESTMENT PARTNERSHIP                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1565 6                 202 INVESTMENT COMPANY PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1566 7                   201-2 INVESTMENT PARTNERSHIP                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1567 5             Darling Nominees Pty Ltd                             523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1568 5             FREMANTLE NOMINEES PTY LTD                           523991 - Trust,        Perth                  AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1569 5             GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD              523210 -               Melbourne              AUSTRALIA
                                                                        Securities and
                                                                        Commodity Exchanges
1570 5             GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD     523999 -               Melbourne              AUSTRALIA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1571 5             Harbour Nominees Pty Ltd                             523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1572 5             Hedonwick Nominees Pty Ltd                           523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1573 5             JBW Melbourne Nominees Pty Ltd                       523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1574 5             JBW SYDNEY NOMINEES PTY. LIMITED                     523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1575 5             Medonola Nominees Pty Ltd                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1576 5             Melton Nominees Pty Ltd                              523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1577 5             Moreton Nominees Pty Ltd                             523991 - Trust,        Brisbane               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1578 5             PERRODON NOMINEES PTY LTD                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1579 5             TORRENS NOMINEES PTY LTD                             523991 - Trust,        Adelaide               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1580 5             WEREFUND PROPRIETARY LIMITED                         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1581 6                 GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD         551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1582 5             WERESYD PTY LTD                                      523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1583 5             WINSTONOLA NOMINEES PTY LTD                          551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1584 4             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1585 4             Grancill Pty Ltd                                     551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1586 4             High Income Investments Pty Ltd                      551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1587 4             IRREWARRA INVESTMENTS PTY LTD                        523110 -               Melbourne              AUSTRALIA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1588 4             Leveraged Income Pty Ltd                             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1589 4             REGISTERED TRADERS PTY LTD                           551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1590 4             TAROMO PTY LTD                                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1591 5             AUSTRALIAN MEDIA INVESTMENTS PTY LTD                 551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies

1508 6                 Paternoster Services Limited                     100        N/A


1509 7                   EMAP PENSION TRUSTEES LIMITED                  100        N/A


1510 5             ROTHESAY LIFE LIMITED                                100        N/A


1511 3           SPA UNIT TRUST 2009-I                                  N/A        N/A         The direct holder is a
                                                                                               Trustee.
1512 3           SPA UNIT TRUST 2009-II                                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1513 2       GOLDMAN SACHS GLOBAL SERVICES I LIMITED                    100        N/A



1514 2       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1515 2       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



1516 2       GOLDMAN SACHS HEADQUARTERS LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1517 2       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1518 2       GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE INVESTIMENTO EM   100        N/A
               COTAS DE FUNDO DE INVESTIMENTO MULTIMERCADO
1519 3           GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO       100        N/A
                   MULTIMERCADO
1520 2       GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                     100        N/A


1521 3           GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD         100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1522 4             501 INVESTMENT COMPANY PTY LTD                       100        N/A


1523 5             501-2 INVESTMENT PARTNERSHIP                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1524 4             502 INVESTMENT COMPANY PTY LTD                       100        N/A


1525 5             501-2 INVESTMENT PARTNERSHIP                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1526 4             AXM Pty Ltd                                          100        N/A


1527 4             CATUMNAL HOLDINGS PTY LTD                            100        N/A


1528 4             CATUMNAL NOMINEES PTY LTD                            100        N/A


1529 4             COLLINS STREET ENTERPRISES PTY LTD                   100        N/A


1530 5             CATUMNAL HOLDINGS PTY LTD                            100        N/A


1531 5             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             100        N/A         This holding represents
                                                                                               ownership in Class B shares.



1532 6                 GOLDMAN SACHS AUSTRALIA (UK) LIMITED             100        N/A

1533 4             Chartres Trading Pty Ltd                             100        N/A


1534 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          67         N/A

1535 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 -        3          N/A
                     ACCESS FUND
1536 5             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          67         N/A

1537 4             GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD             100        N/A


1538 5             GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD               100        N/A


1539 6                 GOLDMAN SACHS AUSTRALIA NOMINEES PTY LTD         100        N/A


1540 4             GOLDMAN SACHS AUSTRALIA INC.                         100        N/A


1541 4             GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD        100        N/A


1542 5             GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED           100        N/A


1543 6                 GOLDMAN SACHS NEW ZEALAND MANAGEMENT             100        N/A         This holding represents
                         LIMITED                                                               ownership in Class A shares.

1544 7                   DEVELOPMENT SECURITIES LIMITED                 100        N/A



1545 7                   GOLDMAN SACHS NEW ZEALAND EQUITY               100        N/A
                           FINANCE LIMITED


1546 7                   GOLDMAN SACHS NEW ZEALAND LIMITED              100        N/A


1547 8                   EQUITY NOMINEES LIMITED                        100        N/A


1548 7                   GOLDMAN SACHS NEW ZEALAND MEZZANINE            100        N/A
                           LIMITED
1549 8                   GOLDMAN SACHS COLLATERAL MEZZANINE             N/A        N/A         The direct holder has
                           (NZ) FUND 05                                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1550 7                   GOLDMAN SACHS NEW ZEALAND PRIVATE              100        N/A
                           EQUITY LIMITED
1551 8                   GOLDMAN SACHS NEW ZEALAND                      100        N/A
                           TRANS-TASMAN PRIVATE EQUITY FUND 07 LIMITED
1552 7                   GOLDMAN SACHS NEW ZEALAND SECURITIES           100        N/A
                           LIMITED

1553 8                   WARSAND NOMINEES LIMITED                       100        N/A


1554 7                   PORTFOLIO CUSTODIAN LIMITED                    100        N/A


1555 6                 VALCRON INVESTMENTS LIMITED                      100        N/A


1556 7                   GOLDMAN SACHS NEW ZEALAND MANAGEMENT           100        N/A         This holding represents
                           LIMITED                                                             ownership in Class B shares.

1557 5             KIWIWARRH (NZ) LIMITED                               100        N/A

1558 5             Rothmill Investment Company Limited                  100        N/A




1559 4             GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD     100        N/A

1560 4             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED      100        N/A
                     INTEREST) PTY LTD

1561 4             GOLDMAN SACHS AUSTRALIA PTY LTD                      100        N/A


1562 5             AMBYNE NOMINEES PTY LTD                              100        N/A


1563 6                 201 INVESTMENT COMPANY PTY LTD                   100        N/A


1564 7                   201-2 INVESTMENT PARTNERSHIP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

1565 6                 202 INVESTMENT COMPANY PTY LTD                   100        N/A


1566 7                   201-2 INVESTMENT PARTNERSHIP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

1567 5             Darling Nominees Pty Ltd                             100        N/A


1568 5             FREMANTLE NOMINEES PTY LTD                           100        N/A


1569 5             GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD              100        N/A


1570 5             GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD     100        N/A




1571 5             Harbour Nominees Pty Ltd                             100        N/A


1572 5             Hedonwick Nominees Pty Ltd                           100        N/A


1573 5             JBW Melbourne Nominees Pty Ltd                       100        N/A


1574 5             JBW SYDNEY NOMINEES PTY. LIMITED                     100        N/A


1575 5             Medonola Nominees Pty Ltd                            100        N/A


1576 5             Melton Nominees Pty Ltd                              100        N/A


1577 5             Moreton Nominees Pty Ltd                             100        N/A


1578 5             PERRODON NOMINEES PTY LTD                            100        N/A


1579 5             TORRENS NOMINEES PTY LTD                             100        N/A


1580 5             WEREFUND PROPRIETARY LIMITED                         100        N/A


1581 6                 GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD         100        N/A         This holding represents
                                                                                               ownership in Class C shares.



1582 5             WERESYD PTY LTD                                      100        N/A


1583 5             WINSTONOLA NOMINEES PTY LTD                          100        N/A




1584 4             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.


1585 4             Grancill Pty Ltd                                     100        N/A


1586 4             High Income Investments Pty Ltd                      100        N/A


1587 4             IRREWARRA INVESTMENTS PTY LTD                        50         N/A



1588 4             Leveraged Income Pty Ltd                             100        N/A


1589 4             REGISTERED TRADERS PTY LTD                           100        N/A


1590 4             TAROMO PTY LTD                                       100        N/A


1591 5             AUSTRALIAN MEDIA INVESTMENTS PTY LTD                 100        N/A

1592 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A            523991 - Trust,        Melbourne              AUSTRALIA
                     UNITS) PTY LTD                                     Fiduciary, and
                                                                        Custody Activities
1593 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B            523991 - Trust,        Melbourne              AUSTRALIA
                     UNITS) PTY LTD                                     Fiduciary, and
                                                                        Custody Activities
1594 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY               523991 - Trust,        Melbourne              AUSTRALIA
                     (GENERAL PARTNER) PTY LTD                          Fiduciary, and
                                                                        Custody Activities
1595 5             TATARA PTY LTD                                       522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1596 4             WERENOM PROPRIETARY LIMITED                          551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1597 5             GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED      523110 -               Melbourne              AUSTRALIA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1598 6                 COLLINS STREET FINANCIAL SERVICES PTY LTD        522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1599 6                 EQUITY FINANCE NOMINEES PTY LTD                  523991 - Trust,        Canberra               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1600 6                 GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA         523920 - Portfolio     Melbourne              AUSTRALIA
                         PTY LTD                                        Management
1601 7                   GOLDMAN SACHS AUSTRALIA ENHANCED               525910 - Open-End      Dublin                 IRELAND
                           INCOME FUND II                               Investment Funds


1602 6                 GOLDMAN SACHS AUSTRALIA MANAGED FUNDS            523920 - Portfolio     Melbourne              AUSTRALIA
                         LIMITED                                        Management
1603 7                   ASIAN EQUITIES KEYSTONE FUND                   525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1604 7                   BRIC EQUITIES KEYSTONE FUND                    525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1605 7                   BRIC II KEYSTONE FUND                          525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1606 7                   COMMODITY HINDSIGHT KEYSTONE FUND              525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1607 7                   EUROPEAN EQUITIES KEYSTONE FUND                525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1608 7                   FOOD, FEED, FUEL II KEYSTONE FUND              525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1609 7                   FOOD, FEED, FUEL KEYSTONE FUND                 525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1610 7                   GLOBAL ALPHA FUND                              525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1611 7                   GLOBAL ALPHA FUND IDPS                         525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1612 7                   GLOBAL EQUITY HINDSIGHT KEYSTONE FUND          525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1613 7                   GOLDMAN SACHS A$ CASH RESERVES FUND            525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1614 7                   GOLDMAN SACHS AUSTRALIA QUANTITATIVE           525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITY FUND                                  Investment Funds
1615 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES FUND         525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1616 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1617 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1618 7                   GOLDMAN SACHS AUSTRALIAN                       525910 - Open-End      Melbourne              AUSTRALIA
                           INFRASTRUCTURE WHOLESALE FUND                Investment Funds
1619 7                   GOLDMAN SACHS CASH TRUST                       525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1620 7                   GOLDMAN SACHS COLLATERAL MEZZANINE             525990 - Other         Melbourne              AUSTRALIA
                           FUND 05                                      Financial Vehicles
1621 7                   GOLDMAN SACHS CORE PLUS AUSTRALIAN             525910 - Open-End      Melbourne              AUSTRALIA
                           FIXED INCOME FUND                            Investment Funds
1622 7                   GOLDMAN SACHS DIVERSIFIED GROWTH FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1623 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1624 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1625 7                   GOLDMAN SACHS EMERGING LEADERS FUND            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1626 7                   GOLDMAN SACHS EMERGING LEADERS POOLED          525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1627 7                   GOLDMAN SACHS EMERGING LEADERS                 525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1628 7                   GOLDMAN SACHS ENHANCED INCOME FUND             525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1629 7                   GOLDMAN SACHS ENHANCED INCOME POOLED           525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1630 7                   GOLDMAN SACHS ENHANCED INCOME                  525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1631 7                   GOLDMAN SACHS GLOBAL FLEX FUND                 525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1632 7                   GOLDMAN SACHS GLOBAL FLEX POOLED FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1633 7                   GOLDMAN SACHS GLOBAL HIGH YIELD POOLED         525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1634 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1635 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1636 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1637 7                   GOLDMAN SACHS HEDGED GLOBAL FLEX FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1638 7                   GOLDMAN SACHS INCOME PLUS POOLED FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1639 7                   GOLDMAN SACHS INCOME PLUS WHOLESALE            525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1640 7                   GOLDMAN SACHS INTERNATIONAL FUND               525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1641 7                   GOLDMAN SACHS INTERNATIONAL POOLED FUND        525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1642 7                   GOLDMAN SACHS INTERNATIONAL WHOLESALE          525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1643 7                   GOLDMAN SACHS INVESTMENT FUND                  525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1644 7                   GOLDMAN SACHS LEADERS FUND                     525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1645 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITIES FUND                                Investment Funds
1646 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITIES POOLED FUND                         Investment Funds
1647 7                   GOLDMAN SACHS RESOURCES FUND                   525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1648 7                   GOLDMAN SACHS RESOURCES POOLED FUND            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1649 7                   MULTI-STRATEGY FUND                            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1650 7                   PORTFOLIO ADVANTAGE                            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1651 7                   PRIVATE EQUITY FUND 2000                       525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1652 7                   SUSTAINABILITY KEYSTONE FUND                   525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1653 6                 WERECAP NOMINEES PTY LTD                         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1654 3           GS HLDGS ANZ II PTY LTD                                551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1655 4             GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1656 2       GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1657 3           GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY  525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1658 2       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1659 2       GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE INVESTIMENTO EM    525910 - Open-End      Rio de Janeiro         BRAZIL
               COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                 Investment Funds
1660 3           GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE         525910 - Open-End      Rio de Janeiro         BRAZIL
                   INVESTIMENTO EM ACOES                                Investment Funds
1661 2       GOLDMAN SACHS IBX ATIVO - FUNDO DE INVESTIMENTO EM COTAS   525910 - Open-End      Rio de Janeiro         BRAZIL
               DE FUNDOS DE INVESTIMENTO EM ACOES                       Investment Funds
1662 3           GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE INVESTIMENTO 525910 - Open-End      Rio de Janeiro         BRAZIL
                   EM ACOES                                             Investment Funds
1663 2       GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1664 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         New York      NY       UNITED STATES
               ADVISORS, L.L.C.                                         Financial Vehicles
1665 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                             Financial Vehicles
1666 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525910 - Open-End      George Town            CAYMAN ISLANDS
                     OPPORTUNITIES HOLDINGS, L.P.                       Investment Funds
1667 5             PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1668 5             PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1669 5             SANDS (CAYMAN) LTD.                                  551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1670 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         George Town            CAYMAN ISLANDS
               HOLDINGS ADVISORS, INC.                                  Financial Vehicles
1671 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525910 - Open-End      George Town            CAYMAN ISLANDS
                   OPPORTUNITIES HOLDINGS, L.P.                         Investment Funds
1672 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         George Town            CAYMAN ISLANDS
               OFFSHORE ADVISORS, INC.                                  Financial Vehicles
1673 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1674 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525990 - Other         Wilmington    DE       UNITED STATES
                     OPPORTUNITIES HOLDINGS I CORP.                     Financial Vehicles
1675 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525910 - Open-End      George Town            CAYMAN ISLANDS
                     OPPORTUNITIES HOLDINGS, L.P.                       Investment Funds

1592 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A            100        N/A
                     UNITS) PTY LTD

1593 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B            100        N/A
                     UNITS) PTY LTD

1594 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY               100        N/A
                     (GENERAL PARTNER) PTY LTD

1595 5             TATARA PTY LTD                                       100        N/A


1596 4             WERENOM PROPRIETARY LIMITED                          100        N/A


1597 5             GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED      100        N/A



1598 6                 COLLINS STREET FINANCIAL SERVICES PTY LTD        100        N/A


1599 6                 EQUITY FINANCE NOMINEES PTY LTD                  100        N/A


1600 6                 GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA         100        N/A
                         PTY LTD
1601 7                   GOLDMAN SACHS AUSTRALIA ENHANCED               N/A        N/A         The direct holder has
                           INCOME FUND II                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1602 6                 GOLDMAN SACHS AUSTRALIA MANAGED FUNDS            100        N/A
                         LIMITED
1603 7                   ASIAN EQUITIES KEYSTONE FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1604 7                   BRIC EQUITIES KEYSTONE FUND                    N/A        N/A         The direct holder is a
                                                                                               Trustee.
1605 7                   BRIC II KEYSTONE FUND                          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1606 7                   COMMODITY HINDSIGHT KEYSTONE FUND              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1607 7                   EUROPEAN EQUITIES KEYSTONE FUND                N/A        N/A         The direct holder is a
                                                                                               Trustee.
1608 7                   FOOD, FEED, FUEL II KEYSTONE FUND              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1609 7                   FOOD, FEED, FUEL KEYSTONE FUND                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1610 7                   GLOBAL ALPHA FUND                              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1611 7                   GLOBAL ALPHA FUND IDPS                         N/A        N/A         The direct holder is a
                                                                                               Trustee.
1612 7                   GLOBAL EQUITY HINDSIGHT KEYSTONE FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1613 7                   GOLDMAN SACHS A$ CASH RESERVES FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1614 7                   GOLDMAN SACHS AUSTRALIA QUANTITATIVE           N/A        N/A         The direct holder is a
                           EQUITY FUND                                                         Trustee.
1615 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES FUND         N/A        N/A         The direct holder is a
                                                                                               Trustee.
1616 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1617 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1618 7                   GOLDMAN SACHS AUSTRALIAN                       N/A        N/A         The direct holder is a
                           INFRASTRUCTURE WHOLESALE FUND                                       Trustee.
1619 7                   GOLDMAN SACHS CASH TRUST                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
1620 7                   GOLDMAN SACHS COLLATERAL MEZZANINE             N/A        N/A         The direct holder is a
                           FUND 05                                                             Trustee.
1621 7                   GOLDMAN SACHS CORE PLUS AUSTRALIAN             N/A        N/A         The direct holder is a
                           FIXED INCOME FUND                                                   Trustee.
1622 7                   GOLDMAN SACHS DIVERSIFIED GROWTH FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1623 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1624 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1625 7                   GOLDMAN SACHS EMERGING LEADERS FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1626 7                   GOLDMAN SACHS EMERGING LEADERS POOLED          N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1627 7                   GOLDMAN SACHS EMERGING LEADERS                 N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1628 7                   GOLDMAN SACHS ENHANCED INCOME FUND             N/A        N/A         The direct holder is a
                                                                                               Trustee.
1629 7                   GOLDMAN SACHS ENHANCED INCOME POOLED           N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1630 7                   GOLDMAN SACHS ENHANCED INCOME                  N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1631 7                   GOLDMAN SACHS GLOBAL FLEX FUND                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1632 7                   GOLDMAN SACHS GLOBAL FLEX POOLED FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1633 7                   GOLDMAN SACHS GLOBAL HIGH YIELD POOLED         N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1634 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1635 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1636 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1637 7                   GOLDMAN SACHS HEDGED GLOBAL FLEX FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1638 7                   GOLDMAN SACHS INCOME PLUS POOLED FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1639 7                   GOLDMAN SACHS INCOME PLUS WHOLESALE            N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1640 7                   GOLDMAN SACHS INTERNATIONAL FUND               N/A        N/A         The direct holder is a
                                                                                               Trustee.
1641 7                   GOLDMAN SACHS INTERNATIONAL POOLED FUND        N/A        N/A         The direct holder is a
                                                                                               Trustee.
1642 7                   GOLDMAN SACHS INTERNATIONAL WHOLESALE          N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1643 7                   GOLDMAN SACHS INVESTMENT FUND                  N/A        N/A         The direct holder is a
                                                                                               Trustee.
1644 7                   GOLDMAN SACHS LEADERS FUND                     N/A        N/A         The direct holder is a
                                                                                               Trustee.
1645 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               N/A        N/A         The direct holder is a
                           EQUITIES FUND                                                       Trustee.
1646 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               N/A        N/A         The direct holder is a
                           EQUITIES POOLED FUND                                                Trustee.
1647 7                   GOLDMAN SACHS RESOURCES FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1648 7                   GOLDMAN SACHS RESOURCES POOLED FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1649 7                   MULTI-STRATEGY FUND                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1650 7                   PORTFOLIO ADVANTAGE                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1651 7                   PRIVATE EQUITY FUND 2000                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
1652 7                   SUSTAINABILITY KEYSTONE FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1653 6                 WERECAP NOMINEES PTY LTD                         100        N/A


1654 3           GS HLDGS ANZ II PTY LTD                                100        N/A


1655 4             GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD       100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1656 2       GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION  100        N/A


1657 3           GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1658 2       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1659 2       GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE INVESTIMENTO EM    100        N/A
               COTAS DE FUNDOS DE INVESTIMENTO EM ACOES
1660 3           GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE         100        N/A
                   INVESTIMENTO EM ACOES
1661 2       GOLDMAN SACHS IBX ATIVO - FUNDO DE INVESTIMENTO EM COTAS   100        N/A
               DE FUNDOS DE INVESTIMENTO EM ACOES
1662 3           GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE INVESTIMENTO 100        N/A
                   EM ACOES
1663 2       GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                  38         N/A

1664 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    N/A        N/A         The direct holder is a
               ADVISORS, L.L.C.                                                                Managing Member.
1665 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                                    General Partner.
1666 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            N/A        N/A         The direct holder is a
                     OPPORTUNITIES HOLDINGS, L.P.                                              Limited Partner.
1667 5             PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED          100        N/A


1668 5             PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED         100        N/A


1669 5             SANDS (CAYMAN) LTD.                                  100        N/A


1670 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    100        N/A
               HOLDINGS ADVISORS, INC.
1671 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES HOLDINGS, L.P.                                                General Partner.
1672 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    100        N/A
               OFFSHORE ADVISORS, INC.
1673 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  General Partner.
1674 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            100        N/A
                     OPPORTUNITIES HOLDINGS I CORP.
1675 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            N/A        N/A         The direct holder is a
                     OPPORTUNITIES HOLDINGS, L.P.                                              Limited Partner.

1676 3         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES FUND OFFSHORE, L.P.                      Financial Vehicles
1677 4           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1678 2       GOLDMAN SACHS INVESTMENTS LTD.                             525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1679 2       GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                   525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1680 3         GOLDMAN SACHS IRELAND LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1681 2       GOLDMAN SACHS ISRAEL LLC                                   523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities Dealing
1682 2       GOLDMAN SACHS IUT MANAGEMENT LIMITED                       523920 - Portfolio     Dublin                 IRELAND
                                                                        Management
1683 3         LS UNIT TRUST 2009-I                                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1684 3         SPA UNIT TRUST 2009-I                                    525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1685 3         SPA UNIT TRUST 2009-II                                   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1686 2       GOLDMAN SACHS KMI INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1687 3         Kinder Morgan Holdco LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1688 2       GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1    525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                                                                        Investment Funds
1689 2       GOLDMAN SACHS LONDON PROPERTY LIMITED                      531120 - Lessors       London                 UNITED KINGDOM
                                                                        of nonresidential                             (OTHER)
                                                                        buildings (except
                                                                        mini warehouses)
1690 2       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1691 2       GOLDMAN SACHS MANAGEMENT, INC.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1692 3         COF SPV 11/11, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1693 3         COIF SPV 3/11, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1694 3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1695 4           GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1696 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1697 5             GSEP 2006 REALTY CORP.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1698 3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1699 3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1700 3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1701 3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1702 3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1703 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1704 3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1705 3         GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND       525990 - Other         George Town            CAYMAN ISLANDS
                 ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.                Financial Vehicles
1706 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L    525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS), LTD.                                        Financial Vehicles
1707 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1708 3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE        525910 - Open-End      George Town            CAYMAN ISLANDS
                 FUND, LTD.                                             Investment Funds
1709 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE (L HOLDINGS), LTD.                            Financial Vehicles
1710 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1711 3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1712 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE SPV, LTD.                                     Financial Vehicles
1713 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1714 3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND         525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1715 4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
1716 3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,   525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1717 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1718 3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL,    525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1719 3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES              525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1720 3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1721 3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1722 3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1723 3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1724 4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1725 3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1726 4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1727 3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1728 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1729 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL,    525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1730 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1731 3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1732 3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1733 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End      Dublin                 IRELAND
                   LIMITED                                              Investment Funds
1734 3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1735 3         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1736 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1737 5             GSIP ERISA FUND (IRELAND)                            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1738 6               GSIP ERISA MASTER COMPANY (IRELAND) LIMITED        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1739 3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER          525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                 OFFSHORE EMPLOYEE FUND, LTD.                           Investment Funds
1740 3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE      525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                 FUND, LTD.                                             Investment Funds
1741 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             525910 - Open-End      George Town            CAYMAN ISLANDS
                   AGGREGATING FUND, L.P.                               Investment Funds
1742 3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1743 4           GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1744 4           GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1745 4           GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1746 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1747 4           GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1748 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1749 4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1750 4           GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1751 4           MANAGING DIRECTOR INVESTMENT FUND I, L.P.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1752 3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1753 3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1754 3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1755 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1756 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1757 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A              525910 - Open-End      George Town            CAYMAN ISLANDS
                 (BROADSCOPE), LTD.                                     Investment Funds
1758 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      George Town            CAYMAN ISLANDS
                   (BROADSCOPE) HOLDINGS A, LTD.                        Investment Funds
1759 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          525910 - Open-End      New York      NY       UNITED STATES
                     (BROADSCOPE) HOLDINGS, LLC                         Investment Funds

1676 3         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND OFFSHORE, L.P.                                             General Partner.
1677 4           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  Limited Partner.
1678 2       GOLDMAN SACHS INVESTMENTS LTD.                             100        N/A

1679 2       GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1680 3         GOLDMAN SACHS IRELAND LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1681 2       GOLDMAN SACHS ISRAEL LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1682 2       GOLDMAN SACHS IUT MANAGEMENT LIMITED                       100        N/A

1683 3         LS UNIT TRUST 2009-I                                     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1684 3         SPA UNIT TRUST 2009-I                                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1685 3         SPA UNIT TRUST 2009-II                                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1686 2       GOLDMAN SACHS KMI INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1687 3         Kinder Morgan Holdco LLC                                 25         N/A

1688 2       GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1    90         N/A

1689 2       GOLDMAN SACHS LONDON PROPERTY LIMITED                      100        N/A



1690 2       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 100        N/A

1691 2       GOLDMAN SACHS MANAGEMENT, INC.                             100        N/A

1692 3         COF SPV 11/11, LTD.                                      100        100

1693 3         COIF SPV 3/11, LTD.                                      100        N/A

1694 3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1695 4           GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1696 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1697 5             GSEP 2006 REALTY CORP.                               100        N/A

1698 3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.        100        N/A

1699 3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.    100        N/A

1700 3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.        100        N/A

1701 3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                      100        N/A

1702 3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.            100        N/A

1703 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1704 3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE,     100        N/A
                 LTD.
1705 3         GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND       100        N/A
                 ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.
1706 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L    100        N/A
                 HOLDINGS), LTD.
1707 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD  100        N/A

1708 3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE        100        N/A
                 FUND, LTD.
1709 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        100        N/A
                 OFFSHORE (L HOLDINGS), LTD.
1710 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        100        N/A
                 OFFSHORE, LTD.
1711 3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     100        N/A

1712 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        100        N/A
                 OFFSHORE SPV, LTD.
1713 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        100        N/A
                 OFFSHORE, LTD.
1714 3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND         100        N/A
                 OFFSHORE, LTD.
1715 4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   Limited Partner.
1716 3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,   100        N/A
                 LTD.
1717 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1718 3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL,    100        N/A
                 LTD.
1719 3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES              100        N/A
                 INSTITUTIONAL, LTD.
1720 3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.   100        N/A

1721 3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.  100        N/A

1722 3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL,     100        N/A
                 LTD.
1723 3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.              100        N/A

1724 4           TE JENKINS INVESTORS, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1725 3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.      100        N/A

1726 4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1727 3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.        100        N/A

1728 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.        100        N/A

1729 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL,    100        N/A
                 LTD.
1730 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.             100        N/A

1731 3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.    100        N/A

1732 3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.             100        N/A

1733 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        59         N/A
                   LIMITED
1734 3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.               100        N/A

1735 3         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.       100        N/A

1736 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1737 5             GSIP ERISA FUND (IRELAND)                            100        N/A

1738 6               GSIP ERISA MASTER COMPANY (IRELAND) LIMITED        100        N/A

1739 3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER          100        N/A
                 OFFSHORE EMPLOYEE FUND, LTD.
1740 3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE      100        N/A
                 FUND, LTD.
1741 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             N/A        N/A         The direct holder is a
                   AGGREGATING FUND, L.P.                                                      Limited Partner.
1742 3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1743 4           GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1744 4           GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1745 4           GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1746 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1747 4           GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1748 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1749 4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1750 4           GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1751 4           MANAGING DIRECTOR INVESTMENT FUND I, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1752 3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.        100        N/A

1753 3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.              100        N/A

1754 3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.    100        N/A

1755 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.        100        N/A

1756 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.          100        N/A

1757 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A              100        N/A
                 (BROADSCOPE), LTD.
1758 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            100        N/A
                   (BROADSCOPE) HOLDINGS A, LTD.
1759 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          N/A        N/A         The direct holder is a
                     (BROADSCOPE) HOLDINGS, LLC                                                Non-Managing Member.

1760 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      George Town            CAYMAN ISLANDS
                   (BROADSCOPE) HOLDINGS B, LTD.                        Investment Funds
1761 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          525910 - Open-End      New York      NY       UNITED STATES
                     (BROADSCOPE) HOLDINGS, LLC                         Investment Funds
1762 4           MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)             525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS SP, LTD.                                    Financial Vehicles
1763 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1764 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1765 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1766 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1767 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1768 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1769 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1770 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1771 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1772 3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1773 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1774 3         GOLDMAN SACHS PRINCETON FUND, LTD.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1775 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End      Dublin                 IRELAND
                   LIMITED                                              Investment Funds
1776 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1777 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1778 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND              525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1779 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1780 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1781 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1782 3         GOLDMAN SACHS SELECT FUND II, LTD.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1783 3         GOLDMAN SACHS SELECT FUND, LTD.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1784 3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE,      525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1785 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1786 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1787 3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1788 3         GOLDMAN SACHS TC FUND OFFSHORE, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1789 4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1790 3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND           525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1791 3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1792 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        525910 - Open-End      George Town            CAYMAN ISLANDS
                   LTD.                                                 Investment Funds
1793 3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      525910 - Open-End      George Town            CAYMAN ISLANDS
                 2006, LTD                                              Investment Funds
1794 3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1795 3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1796 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        525910 - Open-End      George Town            CAYMAN ISLANDS
                   LTD.                                                 Investment Funds
1797 3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007,      525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1798 3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007           525910 - Open-End      George Town            CAYMAN ISLANDS
                 SEGREGATED PORTFOLIO                                   Investment Funds
1799 3         GREEN CYPRESS FUND, LTD.                                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1800 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1801 3         GS DEWORDE PORTFOLIO SPC LLC                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1802 3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1803 3         Goldman Sachs Sherwood Fund, Ltd.                        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1804 3         LIBERTY HARBOR CONVEX STRATEGIES, LTD.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1805 3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1806 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1807 3         LIBERTY HARBOR OFFSHORE I, LTD.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1808 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1809 3         MARKET INDEPENDENT FUND (2007) SPV, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1810 3         MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1811 3         SELECT COMMODITIES STRATEGIES, LTD.                      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1812 4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1813 2       GOLDMAN SACHS NEW JERSEY L.L.C.                            541990 - All Other     Jersey City   NJ       UNITED STATES
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1814 2       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1815 3         GOLDMAN SACHS PEG COMBO KE FUND, L.P.                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1816 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1817 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1818 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1819 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1820 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1821 5             VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1822 2       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1823 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, L.P.                                    Financial Vehicles
1824 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1825 2       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1826 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1827 3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1828 3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1829 4           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1830 5             EACCESS HOLDINGS L.L.C.                              551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1831 3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1832 3         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1833 4           VF Holdings, L.L.C.                                    525990 - Other         New York      NY      UNITED STATES
                                                                        Financial Vehicles
1834 3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1835 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC     525990 - Other         New York      NY      UNITED STATES
                                                                        Financial Vehicles
1836 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II           525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1837 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other         George Town           CAYMAN ISLANDS
                 HOLDINGS, L.P.                                         Financial Vehicles
1838 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1839 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1840 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA      UNITED STATES
                                                                        Financial Vehicles
1841 5             SUNGARD CAPITAL CORP.                                51821 - Data           New York      NY      UNITED STATES
                                                                        Processing, Hosting
                                                                        and Related Services
1842 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1843 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles

1760 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            100        N/A
                   (BROADSCOPE) HOLDINGS B, LTD.
1761 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          N/A        N/A         The direct holder is a
                     (BROADSCOPE) HOLDINGS, LLC                                                Non-Managing Member.
1762 4           MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)             100        N/A
                   HOLDINGS SP, LTD.
1763 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.          100        N/A

1764 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.          100        N/A

1765 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.    100        N/A

1766 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.           100        N/A

1767 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.          100        N/A

1768 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.         100        N/A

1769 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.        100        N/A

1770 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.           100        N/A

1771 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.             100        N/A

1772 3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                     100        N/A

1773 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND,     100        N/A
                 LTD.
1774 3         GOLDMAN SACHS PRINCETON FUND, LTD.                       100        N/A

1775 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        59         N/A
                   LIMITED
1776 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND        100        N/A
                 OFFSHORE, LTD.
1777 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1778 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND              100        N/A
                 INSTITUTIONAL, LTD.
1779 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1780 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       100        N/A
                 INSTITUTIONAL, LTD.
1781 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       100        N/A
                 OFFSHORE, LTD.
1782 3         GOLDMAN SACHS SELECT FUND II, LTD.                       100        N/A

1783 3         GOLDMAN SACHS SELECT FUND, LTD.                          100        N/A

1784 3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE,      100        N/A
                 LTD.
1785 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND,     100        N/A
                 LTD.
1786 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.              100        N/A

1787 3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.            100        N/A

1788 3         GOLDMAN SACHS TC FUND OFFSHORE, LTD.                     100        N/A

1789 4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1790 3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND           100        N/A
                 OFFSHORE, LTD.
1791 3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.   100        N/A

1792 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        N/A        N/A         The direct holder is a
                   LTD.                                                                        Managing Member.
1793 3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      100        N/A
                 2006, LTD
1794 3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1795 3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                 100        N/A

1796 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        N/A        N/A         The direct holder is a
                   LTD.                                                                        Managing Member.
1797 3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007,      100        N/A
                 LTD.
1798 3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007           100        N/A
                 SEGREGATED PORTFOLIO
1799 3         GREEN CYPRESS FUND, LTD.                                 100        N/A

1800 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1801 3         GS DEWORDE PORTFOLIO SPC LLC                             100        N/A

1802 3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD. 100        N/A

1803 3         Goldman Sachs Sherwood Fund, Ltd.                        100        N/A

1804 3         LIBERTY HARBOR CONVEX STRATEGIES, LTD.                   100        N/A

1805 3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                 100        N/A

1806 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1807 3         LIBERTY HARBOR OFFSHORE I, LTD.                          100        N/A

1808 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1809 3         MARKET INDEPENDENT FUND (2007) SPV, LTD.                 100        N/A

1810 3         MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                  100        N/A

1811 3         SELECT COMMODITIES STRATEGIES, LTD.                      100        N/A

1812 4           TE JENKINS INVESTORS, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1813 2       GOLDMAN SACHS NEW JERSEY L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.


1814 2       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1815 3         GOLDMAN SACHS PEG COMBO KE FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1816 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
1817 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1818 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

1819 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1820 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1821 5             VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.           100        N/A


1822 2       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Managing Member.
1823 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       N/A        N/A         The direct holder is a
                 FUND OFFSHORE, L.P.                                                           General Partner.
1824 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1825 2       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1826 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1827 3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. N/A       N/A          The direct holder is a
                                                                                               Limited Partner.
1828 3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            N/A       N/A          The direct holder is a
                                                                                               Limited Partner.
1829 4           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1830 5             EACCESS HOLDINGS L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1831 3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1832 3         GS VINTAGE FUND OFFSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1833 4           VF Holdings, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1834 3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1835 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1836 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II           N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1837 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          N/A        N/A         The direct holder is a
                 HOLDINGS, L.P.                                                                Limited Partner.
1838 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1839 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1840 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

1841 5             SUNGARD CAPITAL CORP.                                10         N/A         Class L


1842 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1843 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1844 3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
1845 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1846 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS, L.P.                                         Financial Vehicles
1847 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.             Financial Vehicles
1848 3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1849 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1850 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1851 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1852 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles
1853 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1854 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1855 3         GS PE CSEC ENERGY HOLDINGS, L.P.                         525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
1856 4           GSVA HOLDINGS, L.P.                                    551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1857 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1858 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
1859 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1860 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1861 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
1862 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1863 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP        525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1864 4           PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN       551112 - Offices       New York      NY       UNITED STATES
                   INCOME BLOCKER, L.L.C.                               of Other Holding
                                                                        Companies
1865 3         Goldman Sachs Private Equity Partners Asia PMD QP Fund   525990 - Other         George Town            CAYMAN ISLANDS
                 Offshore, Ltd.                                         Financial Vehicles
1866 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, 525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
1867 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE        525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1868 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1869 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Financial Vehicles
1870 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND,    525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
1871 2       GOLDMAN SACHS PROPERTY MANAGEMENT                          53131 -                London                 UNITED KINGDOM
                                                                        Nonresidential                                (OTHER)
                                                                        property managers
1872 2       GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1873 3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1874 2       GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1875 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   525990 - Other         London                 UNITED KINGDOM
                 KG                                                     Financial Vehicles                            (OTHER)
1876 2       GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1877 3         GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1878 4           GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST            525990 - Other         Wilmington    DE       UNITED STATES
                   HOLDINGS, L.L.C.                                     Financial Vehicles
1879 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1880 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   525990 - Other         London                 UNITED KINGDOM
                 KG                                                     Financial Vehicles                            (OTHER)
1881 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other         George Town            CAYMAN ISLANDS
               LIMITED PARTNERSHIP                                      Financial Vehicles
1882 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1883 4           GSREMP DB ATP POOL 1 GP-B, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1884 5             GSREMP DB ATP POOL 1-B, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1885 4           GSREMP DB ATP POOL 1-B, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1886 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1887 4           GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND,       525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
1888 3         GSREMP ASSET HOLDING OFFSHORE GP, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1889 4           GSREMP ASSET HOLDING OFFSHORE, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1890 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1891 6               GSREMP ACQUISITION JOINT HOLDING, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1892 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1893 3         GSREMP ASSET HOLDING OFFSHORE, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1894 3         GSREMP FINANCE OFFSHORE GP, LLC                          525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1895 4           GSREMP FINANCE OFFSHORE, L.P.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1896 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1897 6               GSREMP BWY POOL 1, LP                              525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1898 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1899 5             GSREMP DB POOL 1 GP- B, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1900 6               GSREMP DB POOL 1-B, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1901 5             GSREMP DB POOL 1-B, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1902 3         GSREMP FINANCE OFFSHORE, L.P.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1903 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP                                      Financial Vehicles
1904 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1905 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY               525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION GP, L.L.C.                               Financial Vehicles
1906 5             GS Real Estate Mezzanine Partners Treaty             525990 - Other         Wilmington    DE       UNITED STATES
                     Origination, L.P.                                  Financial Vehicles
1907 4           GS Real Estate Mezzanine Partners Treaty               525990 - Other         Wilmington    DE       UNITED STATES
                   Origination, L.P.                                    Financial Vehicles
1908 4           GSREMP DB ATP POOL 1 GP-C, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1909 5             GSREMP DB ATP POOL 1-C, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1910 4           GSREMP DB ATP POOL 1-C, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1911 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1912 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1913 3         GSREMP ASSET HOLDING TREATY GP, LLC                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1914 4           GSREMP ASSET HOLDING TREATY, L.P.                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1915 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1916 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1917 5             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1918 6               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1919 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1920 6               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1921 5             GSREMP Asset Holding Funding Treaty GP, LLC          551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1922 6               GSREMP ASSET HOLDING FUNDING TREATY, L.P.          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1923 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1924 6               GSREMP MONTAGE JOINT HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1925 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1926 3         GSREMP ASSET HOLDING TREATY, L.P.                        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1927 3         GSREMP FINANCE TREATY GP, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

1844 3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
1845 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1846 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       N/A        N/A         The direct holder is a
                 HOLDINGS, L.P.                                                                Limited Partner.
1847 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                    Limited Partner.
1848 3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1849 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1850 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1851 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1852 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     N/A        N/A         The direct holder is a
                 FUND OFFSHORE HOLDINGS, L.P.                                                  Limited Partner.
1853 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1854 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1855 3         GS PE CSEC ENERGY HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1856 4           GSVA HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1857 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1858 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      100        N/A
                 FUND OFFSHORE, LTD.
1859 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1860 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1861 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      100        N/A
                 FUND OFFSHORE, LTD.
1862 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1863 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP        N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1864 4           PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN       N/A        N/A         The direct holder is a
                   INCOME BLOCKER, L.L.C.                                                      Managing Member.

1865 3         Goldman Sachs Private Equity Partners Asia PMD QP Fund   100        N/A
                 Offshore, Ltd.
1866 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
1867 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE        N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1868 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

1869 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND     100        N/A
                 OFFSHORE, LTD.
1870 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
1871 2       GOLDMAN SACHS PROPERTY MANAGEMENT                          100        N/A


1872 2       GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.       100        N/A

1873 3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                      1          N/A

1874 2       GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1875 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   N/A        N/A         The direct holder is a
                 KG                                                                            General Partner.
1876 2       GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1877 3         GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1878 4           GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST            N/A        N/A         The direct holder is a
                   HOLDINGS, L.L.C.                                                            Non-Managing Member.
1879 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1880 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   N/A        N/A         The direct holder is a
                 KG                                                                            General Partner.
1881 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1882 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1883 4           GSREMP DB ATP POOL 1 GP-B, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1884 5             GSREMP DB ATP POOL 1-B, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1885 4           GSREMP DB ATP POOL 1-B, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1886 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1887 4           GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
1888 3         GSREMP ASSET HOLDING OFFSHORE GP, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1889 4           GSREMP ASSET HOLDING OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1890 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1891 6               GSREMP ACQUISITION JOINT HOLDING, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
1892 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1893 3         GSREMP ASSET HOLDING OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1894 3         GSREMP FINANCE OFFSHORE GP, LLC                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1895 4           GSREMP FINANCE OFFSHORE, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
1896 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1897 6               GSREMP BWY POOL 1, LP                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1898 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1899 5             GSREMP DB POOL 1 GP- B, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1900 6               GSREMP DB POOL 1-B, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1901 5             GSREMP DB POOL 1-B, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1902 3         GSREMP FINANCE OFFSHORE, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1903 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1904 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1905 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY               N/A        N/A         The direct holder is a
                   ORIGINATION GP, L.L.C.                                                      Managing Member.
1906 5             GS Real Estate Mezzanine Partners Treaty             N/A        N/A         The direct holder is a
                     Origination, L.P.                                                         General Partner.
1907 4           GS Real Estate Mezzanine Partners Treaty               N/A        N/A         The direct holder is a
                   Origination, L.P.                                                           Limited Partner.
1908 4           GSREMP DB ATP POOL 1 GP-C, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1909 5             GSREMP DB ATP POOL 1-C, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1910 4           GSREMP DB ATP POOL 1-C, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1911 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1912 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1913 3         GSREMP ASSET HOLDING TREATY GP, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1914 4           GSREMP ASSET HOLDING TREATY, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.

1915 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1916 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1917 5             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1918 6               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1919 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1920 6               GSREMP ORIGINATION JOINT HOLDING, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1921 5             GSREMP Asset Holding Funding Treaty GP, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1922 6               GSREMP ASSET HOLDING FUNDING TREATY, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.

1923 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1924 6               GSREMP MONTAGE JOINT HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1925 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1926 3         GSREMP ASSET HOLDING TREATY, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1927 3         GSREMP FINANCE TREATY GP, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1928 4           GSREMP FINANCE TREATY, L.P.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1929 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1930 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1931 5             GSREMP DB POOL 1 GP- C, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1932 6               GSREMP DB POOL 1-C, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1933 5             GSREMP DB POOL 1-C, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1934 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP                                      Financial Vehicles
1935 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1936 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION GP, L.L.C.                               Financial Vehicles
1937 5             GS REAL ESTATE MEZZANINE PARTNERS ONSHORE            525990 - Other         Wilmington    DE       UNITED STATES
                     ORIGINATION, L.P.                                  Financial Vehicles
1938 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION, L.P.                                    Financial Vehicles
1939 4           GSREMP DB ATP POOL 1 GP-A, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1940 5             GSREMP DB ATP POOL 1-A, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1941 4           GSREMP DB ATP POOL 1-A, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1942 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1943 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1944 3         GSREMP ASSET HOLDING ONSHORE GP, LLC                     551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1945 4           GSREMP ASSET HOLDING ONSHORE, L.P.                     551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1946 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1947 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1948 5             GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC         551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1949 6               GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1950 7                 GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1951 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1952 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1953 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1954 3         GSREMP ASSET HOLDING ONSHORE, L.P.                       551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1955 3         GSREMP FINANCE ONSHORE GP, LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1956 4           GSREMP FINANCE ONSHORE, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1957 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1958 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1959 5             GSREMP DB POOL 1 GP- A, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1960 6               GSREMP DB POOL 1-A, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1961 5             GSREMP DB POOL 1-A, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1962 5             GSREMP ORIGINATION FINANCE JH GP, L.L.C.             551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1963 6               GSREMP ORIGINATION FINANCE JH, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1964 7                 GSREMP ORIGINATION TWO JOINT HOLDING GP,         551112 - Offices       Irving        TX       UNITED STATES
                           L.L.C.                                       of Other Holding
                                                                        Companies
1965 8                   GSREMP ORIGINATION TWO JOINT HOLDING, L.P.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1966 7                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1967 5             GSREMP ORIGINATION FINANCE JH, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1968 3         GSREMP FINANCE ONSHORE, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1969 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS     525990 - Other         New York      NY       UNITED STATES
               G.P., L.L.C.                                             Financial Vehicles
1970 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1971 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)    525990 - Other         New York      NY       UNITED STATES
                   LIMITED PARTNERSHIP                                  Financial Vehicles
1972 3         Goldman Sachs Real Estate Mezzanine Partners Employee    525990 - Other         George Town            CAYMAN ISLANDS
                 Holdings, LP                                           Financial Vehicles
1973 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)  525990 - Other         George Town            CAYMAN ISLANDS
                   LIMITED PARTNERSHIP                                  Financial Vehicles
1974 3         Goldman Sachs Real Estate Mezzanine Partners Override    525990 - Other         New York      NY       UNITED STATES
                 Fund 2008, L.P.                                        Financial Vehicles
1975 3         Goldman Sachs Real Estate Mezzanine Partners Override    525990 - Other         George Town            CAYMAN ISLANDS
                 Offshore Fund 2008, LTD.                               Financial Vehicles
1976 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND   525990 - Other         George Town            CAYMAN ISLANDS
               OFFSHORE, LTD.                                           Financial Vehicles
1977 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
1978 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1979 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1980 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP,      525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
1981 3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1982 2       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1983 2       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1984 2       GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM COTAS DE 525910 - Open-End      Rio de Janeiro         BRAZIL
               FUNDO DE INVESTIMENTO                                    Investment Funds
1985 3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO    525910 - Open-End      Rio de Janeiro         BRAZIL
                                                                        Investment Funds
1986 2       GOLDMAN SACHS REPRESENTACOES LTDA.                         523110 -               Sao Paulo              BRAZIL
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1987 2       GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1988 2       GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1989 2       GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1990 2       GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1991 2       GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1992 2       GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1993 2       GOLDMAN SACHS RISK ADVISORS, L.P.                          524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
1994 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
1995 3         ARROW CAPITAL RISK SERVICES LIMITED                      524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
1996 2       GOLDMAN SACHS RISK SERVICES L.L.C.                         524210 - Insurance     NEW YORK      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
1997 2       GOLDMAN SACHS SECURED FINANCE LIMITED                      525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1998 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1999 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2000 3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2001 2       GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2002 2       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2003 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2004 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2005 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2006 2       GOLDMAN SACHS TXU INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2007 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2008 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2009 2       GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
2010 2       GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2011 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

1928 4           GSREMP FINANCE TREATY, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
1929 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1930 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1931 5             GSREMP DB POOL 1 GP- C, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1932 6               GSREMP DB POOL 1-C, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1933 5             GSREMP DB POOL 1-C, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1934 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1935 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1936 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              N/A        N/A         The direct holder is a
                   ORIGINATION GP, L.L.C.                                                      Managing Member.
1937 5             GS REAL ESTATE MEZZANINE PARTNERS ONSHORE            N/A        N/A         The direct holder is a
                     ORIGINATION, L.P.                                                         General Partner.
1938 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              N/A        N/A         The direct holder is a
                   ORIGINATION, L.P.                                                           Limited Partner.
1939 4           GSREMP DB ATP POOL 1 GP-A, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1940 5             GSREMP DB ATP POOL 1-A, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1941 4           GSREMP DB ATP POOL 1-A, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1942 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1943 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1944 3         GSREMP ASSET HOLDING ONSHORE GP, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1945 4           GSREMP ASSET HOLDING ONSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.

1946 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1947 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1948 5             GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1949 6               GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1950 7                 GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1951 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1952 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1953 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1954 3         GSREMP ASSET HOLDING ONSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1955 3         GSREMP FINANCE ONSHORE GP, LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1956 4           GSREMP FINANCE ONSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1957 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1958 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1959 5             GSREMP DB POOL 1 GP- A, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1960 6               GSREMP DB POOL 1-A, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1961 5             GSREMP DB POOL 1-A, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1962 5             GSREMP ORIGINATION FINANCE JH GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1963 6               GSREMP ORIGINATION FINANCE JH, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
1964 7                 GSREMP ORIGINATION TWO JOINT HOLDING GP,         N/A        N/A         The direct holder is a
                           L.L.C.                                                              Non-Managing Member.

1965 8                   GSREMP ORIGINATION TWO JOINT HOLDING, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
1966 7                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1967 5             GSREMP ORIGINATION FINANCE JH, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1968 3         GSREMP FINANCE ONSHORE, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1969 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS     N/A        N/A         The direct holder is a
               G.P., L.L.C.                                                                    Non-Managing Member.
1970 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1971 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)    N/A        N/A         The direct holder is a
                   LIMITED PARTNERSHIP                                                         Limited Partner.
1972 3         Goldman Sachs Real Estate Mezzanine Partners Employee    N/A        N/A         The direct holder is a
                 Holdings, LP                                                                  General Partner.
1973 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)  N/A        N/A         The direct holder is a
                   LIMITED PARTNERSHIP                                                         Limited Partner.
1974 3         Goldman Sachs Real Estate Mezzanine Partners Override    N/A        N/A         The direct holder is a
                 Fund 2008, L.P.                                                               General Partner.
1975 3         Goldman Sachs Real Estate Mezzanine Partners Override    100        N/A
                 Offshore Fund 2008, LTD.
1976 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND   100        N/A
               OFFSHORE, LTD.
1977 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
1978 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1979 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1980 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP,      N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
1981 3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1982 2       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1983 2       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1984 2       GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM COTAS DE 100        N/A
               FUNDO DE INVESTIMENTO
1985 3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO    100        N/A

1986 2       GOLDMAN SACHS REPRESENTACOES LTDA.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1987 2       GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO           61         N/A

1988 2       GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO           60         N/A

1989 2       GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO           50         N/A

1990 2       GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO           33         N/A

1991 2       GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO           51         N/A

1992 2       GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO           74         N/A

1993 2       GOLDMAN SACHS RISK ADVISORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1994 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  100        N/A


1995 3         ARIEL RE BERMUDA LIMITED                                 100        N/A


1996 2       GOLDMAN SACHS RISK SERVICES L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1997 2       GOLDMAN SACHS SECURED FINANCE LIMITED                      100        N/A

1998 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.             100        N/A

1999 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II          100        N/A

2000 3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.              100        N/A

2001 2       GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND       100        N/A

2002 2       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2003 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2004 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       100        11

2005 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         100        11

2006 2       GOLDMAN SACHS TXU INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2007 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2008 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         100        11

2009 2       GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND        100        N/A

2010 2       GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2011 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.

2012 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2013 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2014 2       GOLDMAN SACHS VOL-HOLDINGS, LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2015 3         VOLBROKER.COM LIMITED                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2016 4           TFS-ICAP Limited                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2017 4           TFS-ICAP, LLC                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2018 4           TRADITION FINANCIAL SERVICES GMBH                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2019 2       GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2020 3         GOLDMAN SACHS YES INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2021 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2022 2       GOLDMAN SACHS YES INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2023 2       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 522110 -               Sao Paulo              BRAZIL
                                                                        Commercial Banking
2024 2       GOLDMAN, SACHS & CO.                                       523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2025 3         ATLANTIC CAPITAL BANCSHARES, INC.                        522110 -               Atlanta       GA       UNITED STATES
                                                                        Commercial Banking
2026 3         AUGUSTA ADVISORS, L.L.C.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles


2027 3         AVENUE FINANCIAL HOLDINGS, INC.                          522110 -               Nashville     TN       UNITED STATES
                                                                        Commercial Banking
2028 3         BAMM HOLLOW, LLC                                         531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
2029 3         CHI-X GLOBAL HOLDINGS LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2030 3         CHILTERN TRUST                                           523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
2031 3         CIP 2011 PARTNERS ADVISORS, L.L.C.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

2032 3         DERIVIX CORP.                                            541990 - All Other     Beverly       MA       UNITED STATES
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
2033 3         FLURET TRUST                                             523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities

2034 3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.             551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2035 3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2036 3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2037 4           GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2038 3         GOLDMAN SACHS PARENTIS LIMITED                           551114 -               George Town            CAYMAN ISLANDS
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
2039 4           GOLDMAN SACHS SERVICES LIMITED                         54121 -                Tortola                BRITISH VIRGIN
                                                                        Accounting, Tax                               ISLANDS
                                                                        Preparation,
                                                                        Bookkeeping and
                                                                        Payroll Services
2040 3         GOLDMAN SACHS PARIS INC. ET CIE                          522110 -               Paris                  FRANCE (OTHER)
                                                                        Commercial Banking
2041 3         GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2042 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2043 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
                 GP, L.L.C.                                             Financial Vehicles


2044 3         GOLDMAN SACHS REPRESENTACOES LTDA.                       523110 -               Sao Paulo              BRAZIL
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2045 3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2046 4           GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2047 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2048 6               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2049 7                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2050 7                 ARAMARK HOLDINGS CORPORATION                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2051 7                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2052 7                 EDAM HOLDING S.A R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2053 8                   EDAM ACQUISITION HOLDING I COOPERATIEF U.A.    525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2054 7                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
2055 7                 FS Invest S.a r.l.                               525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2056 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2057 7                 GRE OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2058 7                 GS DEJAKOO II, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2059 8                   GS DEJAKOO, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2060 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2061 7                 GS PRYSMIAN CO-INVEST LP                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2062 8                   ATHENA PIKCO LUX S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2063 7                 GSCP V CEBRIDGE HOLDINGS CORP.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2064 8                   GSCP V CEBRIDGE HOLDINGS, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2065 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2066 7                 GSCP V CEBRIDGE HOLDINGS, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2067 7                 GSCP V EDMC GP, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2068 7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2069 7                 HAR JPN CAYMAN HOLDINGS                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2070 8                   OCNS CAYMAN GP                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2071 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2072 7                 MULBERRY HOLDINGS I, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2073 7                 OCNS CAYMAN, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2074 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2075 7                 SUNGARD CAPITAL CORP.                            51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2076 7                 UES OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2077 6               GSCP V ADVISORS, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2078 7                 GS CAPITAL PARTNERS V FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2079 7                 GS PRYSMIAN CO-INVEST GP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2080 8                   GS PRYSMIAN CO-INVEST LP                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2081 6               SEVRES II S.A.R.L.                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2082 6               SUPERLIFT HOLDING S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2083 4           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2084 4           GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2085 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2086 4           GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2087 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2088 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2089 6               GS CAPITAL PARTNERS V GMBH & CO. KG                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2090 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2091 7                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2092 7                 ARAMARK HOLDINGS CORPORATION                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2093 7                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2094 7                 DEJAKOO CAYMAN CORP.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2095 7                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles

2012 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2013 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2014 2       GOLDMAN SACHS VOL-HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2015 3         VOLBROKER.COM LIMITED                                    21         N/A

2016 4           TFS-ICAP Limited                                       49         N/A

2017 4           TFS-ICAP, LLC                                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2018 4           TRADITION FINANCIAL SERVICES GMBH                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2019 2       GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2020 3         GOLDMAN SACHS YES INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2021 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

2022 2       GOLDMAN SACHS YES INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2023 2       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 100        N/A

2024 2       GOLDMAN, SACHS & CO.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


2025 3         ATLANTIC CAPITAL BANCSHARES, INC.                        9          N/A

2026 3         AUGUSTA ADVISORS, L.L.C.                                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2027 3         AVENUE FINANCIAL HOLDINGS, INC.                          9          N/A

2028 3         BAMM HOLLOW, LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2029 3         CHI-X GLOBAL HOLDINGS LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2030 3         CHILTERN TRUST                                           N/A        N/A         The direct holder is a
                                                                                               Trustee.

2031 3         CIP 2011 PARTNERS ADVISORS, L.L.C.                       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2032 3         DERIVIX CORP.                                            42         N/A



2033 3         FLURET TRUST                                             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2034 3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2035 3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION             100        N/A


2036 3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2037 4           GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2038 3         GOLDMAN SACHS PARENTIS LIMITED                           100        N/A




2039 4           GOLDMAN SACHS SERVICES LIMITED                         100        N/A




2040 3         GOLDMAN SACHS PARIS INC. ET CIE                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2041 3         GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2042 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2043 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   N/A        N/A         The direct holder has
                 GP, L.L.C.                                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2044 3         GOLDMAN SACHS REPRESENTACOES LTDA.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


2045 3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2046 4           GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     100        N/A

2047 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2048 6               GS CAPITAL PARTNERS V FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2049 7                 ALCHEMY HOLDING S.A.R.L.                         99         96

2050 7                 ARAMARK HOLDINGS CORPORATION                     20         N/A

2051 7                 ATHENA PIKCO LUX S.A R.L.                        100        N/A

2052 7                 EDAM HOLDING S.A R.L.                            100        N/A

2053 8                   EDAM ACQUISITION HOLDING I COOPERATIEF U.A.    33         N/A

2054 7                 EDUCATION MANAGEMENT CORPORATION                 42         N/A

2055 7                 FS Invest S.a r.l.                               44         N/A

2056 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2057 7                 GRE OCNS HOLDINGS                                100        N/A

2058 7                 GS DEJAKOO II, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2059 8                   GS DEJAKOO, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2060 7                 GS Lux Management Services S.a r.l.              100        N/A

2061 7                 GS PRYSMIAN CO-INVEST LP                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2062 8                   ATHENA PIKCO LUX S.A R.L.                      100        N/A

2063 7                 GSCP V CEBRIDGE HOLDINGS CORP.                   100        N/A

2064 8                   GSCP V CEBRIDGE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2065 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          37         N/A

2066 7                 GSCP V CEBRIDGE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2067 7                 GSCP V EDMC GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2068 7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2069 7                 HAR JPN CAYMAN HOLDINGS                          100        N/A

2070 8                   OCNS CAYMAN GP                                 70         N/A

2071 7                 Kinder Morgan Holdco LLC                         25         N/A

2072 7                 MULBERRY HOLDINGS I, LLC                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2073 7                 OCNS CAYMAN, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2074 7                 PVF HOLDINGS LLC                                 63         N/A

2075 7                 SUNGARD CAPITAL CORP.                            10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2076 7                 UES OCNS HOLDINGS                                99         N/A

2077 6               GSCP V ADVISORS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2078 7                 GS CAPITAL PARTNERS V FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2079 7                 GS PRYSMIAN CO-INVEST GP LIMITED                 100        N/A

2080 8                   GS PRYSMIAN CO-INVEST LP                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2081 6               SEVRES II S.A.R.L.                                 73         73

2082 6               SUPERLIFT HOLDING S.A R.L.                         44         N/A

2083 4           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2084 4           GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2085 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2086 4           GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.          100        N/A

2087 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2088 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2089 6               GS CAPITAL PARTNERS V GMBH & CO. KG                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2090 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2091 7                 ALCHEMY HOLDING S.A.R.L.                         99         96

2092 7                 ARAMARK HOLDINGS CORPORATION                     20         N/A

2093 7                 ATHENA PIKCO LUX S.A R.L.                        100        N/A

2094 7                 DEJAKOO CAYMAN CORP.                             100        N/A

2095 7                 EDUCATION MANAGEMENT CORPORATION                 42         N/A

2096 7                 FS Invest S.a r.l.                               525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2097 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2098 7                 GRE OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2099 7                 GS DEJAKOO I, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2100 8                   DEJAKOO CAYMAN CORP.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2101 8                   GS DEJAKOO, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2102 7                 GS DEJAKOO, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2103 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2104 7                 GSCP V EDMC GP, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2105 7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2106 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS CORP.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2107 8                   GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2108 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2109 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2110 7                 HAR JPN CAYMAN HOLDINGS                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2111 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2112 7                 MULBERRY HOLDINGS II, LLC                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2113 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2114 7                 SUNGARD CAPITAL CORP.                            51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2115 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2116 7                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2117 8                   ALCHEMY HOLDING S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2118 8                   ARAMARK HOLDINGS CORPORATION                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2119 8                   ATHENA PIKCO LUX S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2120 8                   EDUCATION MANAGEMENT CORPORATION               525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
2121 8                   FS Invest S.a r.l.                             525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2122 8                   GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2123 8                   GRE OCNS HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2124 8                   GS DEJAKOO II, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2125 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2126 8                   GSCP V EDMC GP, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2127 8                   GSCP V EDMC HOLDINGS, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2128 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS CORP.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2129 9                     GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2130 10                      CEQUEL COMMUNICATIONS HOLDINGS, LLC        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2131 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2132 8                   GSCP V OFFSHORE KNIGHT HOLDINGS CORP.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2133 9                     GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2134 10                      Kinder Morgan Holdco LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2135 8                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2136 8                   HAR JPN CAYMAN HOLDINGS                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2137 8                   MULBERRY HOLDINGS I, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2138 8                   PVF HOLDINGS LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2139 8                   SUNGARD CAPITAL CORP.                          51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2140 8                   UES OCNS HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2141 7                 GSCP V OFFSHORE ADVISORS, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2142 8                   GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2143 8                   GS PRYSMIAN CO-INVEST GP LIMITED               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2144 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2145 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2146 6               GS CAPITAL PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2147 7                 GS CAPITAL PARTNERS V FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2148 7                 GSCP V ADVISORS, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2149 6               GSCP V AIV, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2150 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2151 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2152 6               GSCP V INSTITUTIONAL AIV, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2153 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2154 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2155 4           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2156 4           GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2157 5             GS CAPITAL PARTNERS V PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2158 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2159 6               GS CAPITAL PARTNERS V GMBH & CO. KG                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2160 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2161 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2162 6               GS CAPITAL PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2163 6               GSCP V AIV, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2164 6               GSCP V INSTITUTIONAL AIV, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2165 4           GSCP V OVERRIDE OFFSHORE, LTD                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2166 4           GSCP V OVERRIDE, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2167 3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2168 4           GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2169 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2170 4           GS CAPITAL PARTNERS V PIA FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2171 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2172 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2173 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2174 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2175 6               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2176 7                 BLADERUNNER S.A.R.L.                             551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2177 7                 BUCK HOLDINGS L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2178 7                 BUCK HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2179 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

2096 7                 FS Invest S.a r.l.                               44         N/A

2097 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2098 7                 GRE OCNS HOLDINGS                                100        N/A

2099 7                 GS DEJAKOO I, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2100 8                   DEJAKOO CAYMAN CORP.                           100        N/A

2101 8                   GS DEJAKOO, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2102 7                 GS DEJAKOO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2103 7                 GS Lux Management Services S.a r.l.              100        N/A

2104 7                 GSCP V EDMC GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2105 7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2106 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS CORP.     100        N/A

2107 8                   GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2108 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          37         N/A

2109 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2110 7                 HAR JPN CAYMAN HOLDINGS                          100        N/A

2111 7                 Kinder Morgan Holdco LLC                         25         N/A

2112 7                 MULBERRY HOLDINGS II, LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2113 7                 PVF HOLDINGS LLC                                 63         N/A

2114 7                 SUNGARD CAPITAL CORP.                            10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2115 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2116 7                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2117 8                   ALCHEMY HOLDING S.A.R.L.                       99         96

2118 8                   ARAMARK HOLDINGS CORPORATION                   20         N/A

2119 8                   ATHENA PIKCO LUX S.A R.L.                      100        N/A

2120 8                   EDUCATION MANAGEMENT CORPORATION               42         N/A

2121 8                   FS Invest S.a r.l.                             44         N/A

2122 8                   GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,      N/A        N/A         The direct holder is a
                             L.P.                                                              Limited Partner.
2123 8                   GRE OCNS HOLDINGS                              100        N/A

2124 8                   GS DEJAKOO II, LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2125 8                   GS Lux Management Services S.a r.l.            100        N/A

2126 8                   GSCP V EDMC GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2127 8                   GSCP V EDMC HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2128 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS CORP.        100        N/A

2129 9                     GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2130 10                      CEQUEL COMMUNICATIONS HOLDINGS, LLC        37         N/A

2131 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2132 8                   GSCP V OFFSHORE KNIGHT HOLDINGS CORP.          100        N/A

2133 9                     GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2134 10                      Kinder Morgan Holdco LLC                   25         N/A

2135 8                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2136 8                   HAR JPN CAYMAN HOLDINGS                        100        N/A

2137 8                   MULBERRY HOLDINGS I, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2138 8                   PVF HOLDINGS LLC                               63         N/A

2139 8                   SUNGARD CAPITAL CORP.                          10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2140 8                   UES OCNS HOLDINGS                              99         N/A

2141 7                 GSCP V OFFSHORE ADVISORS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2142 8                   GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2143 8                   GS PRYSMIAN CO-INVEST GP LIMITED               100        N/A

2144 7                 SEVRES II S.A.R.L.                               73         73

2145 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2146 6               GS CAPITAL PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2147 7                 GS CAPITAL PARTNERS V FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2148 7                 GSCP V ADVISORS, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2149 6               GSCP V AIV, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2150 7                 SEVRES II S.A.R.L.                               73         73

2151 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2152 6               GSCP V INSTITUTIONAL AIV, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2153 7                 SEVRES II S.A.R.L.                               73         73

2154 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2155 4           GS CAPITAL PARTNERS V PCP FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2156 4           GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.          100        N/A

2157 5             GS CAPITAL PARTNERS V PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2158 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2159 6               GS CAPITAL PARTNERS V GMBH & CO. KG                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2160 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2161 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2162 6               GS CAPITAL PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2163 6               GSCP V AIV, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2164 6               GSCP V INSTITUTIONAL AIV, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2165 4           GSCP V OVERRIDE OFFSHORE, LTD                          100        N/A

2166 4           GSCP V OVERRIDE, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2167 3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2168 4           GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2169 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2170 4           GS CAPITAL PARTNERS V PIA FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2171 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.    100        N/A

2172 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2173 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2174 6               BUCK HOLDINGS L.P.                                 N/A        23

2175 6               GS CAPITAL PARTNERS VI FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2176 7                 BLADERUNNER S.A.R.L.                             100        N/A


2177 7                 BUCK HOLDINGS L.P.                               N/A        23

2178 7                 BUCK HOLDINGS, LLC                               28         N/A

2179 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2180 7                 COMPASS DELAWARE HOLDINGS I CORP.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2181 7                 COMPASS INVESTORS INC.                           525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2182 8                   COMPASS ACQUISITION HOLDINGS CORP.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2183 9                     USI HOLDINGS CORPORATION                     524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2184 10                      USI Insurance Services LLC                 524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2185 11                        AMERICAN INSURANCE ADMINISTRATORS,       525990 - Other         Columbus      OH       UNITED STATES
                                 INC.                                   Financial Vehicles
2186 11                        ANCO CORPORATION                         525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2187 12                          ANCO INSURANCE SERVICES OF HOUSTON,    525990 - Other         Briarcliff    NY       UNITED STATES
                                   INC.                                 Financial Vehicles     Manor
2188 12                          INTER/NATIONAL RENTAL INSURANCE        525990 - Other         Briarcliff    NY       UNITED STATES
                                   INC.                                 Financial Vehicles     Manor
2189 12                          MD PREMIUM FINANCE CORPORATION         525990 - Other         Houston       TX       UNITED STATES
                                                                        Financial Vehicles
2190 12                          REGIONAL INSURANCE MANAGEMENT          525990 - Other         Houston       TX       UNITED STATES
                                   SERVICES, INC.                       Financial Vehicles
2191 11                        BMI INSURANCE SERVICES, INC              524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2192 11                        CAMPBELL, GALT & NEWLANDS, INC.          525990 - Other         Portland      OR       UNITED STATES
                                                                        Financial Vehicles
2193 11                        COLONIAL PREMIUM FINANCE COMPANY         525990 - Other         Norfolk       VA       UNITED STATES
                                                                        Financial Vehicles
2194 11                        CUSTOM BENEFIT PROGRAMS, INC.            525990 - Other         Hammonton     NJ       UNITED STATES
                                                                        Financial Vehicles
2195 12                          TURNER P. WILLIAMS & ASSOCIATES, LLC   525990 - Other         Hammonton     NJ       UNITED STATES
                                                                        Financial Vehicles
2196 11                        EMERSON REID LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2197 12                          MY BENEFIT ADVISOR, LLC                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2198 11                        KIBBLE & PRENTICE HOLDING COMPANY        524210 - Insurance     Seattle       WA       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
2199 11                        SIGNATURE PREMIUM FINANCE, INC.          525990 - Other         Philadelphia  PA       UNITED STATES
                                                                        Financial Vehicles
2200 11                        SUMMIT GLOBAL PARTNERS, INC.             525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2201 12                          MERIDIAN CREDIT SERVICES, INC.         525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2202 12                          SGP BENEFITS OF TEXAS, INC.            525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2203 12                          SUMMIT GLOBAL PARTNERS OF TEXAS,       525990 - Other         Dallas        TX       UNITED STATES
                                     INC.                               Financial Vehicles
2204 12                          USI SOUTHWEST, INC.                    525990 - Other         Albuquerque   NM       UNITED STATES
                                                                        Financial Vehicles
2205 12                          USI of Tennessee, Inc.                 525990 - Other         Memphis       TN       UNITED STATES
                                                                        Financial Vehicles
2206 12                          VISTA INSURANCE PARTNERS OF            525990 - Other         Chicago       IL       UNITED STATES
                                     ILLINOIS, INC.                     Financial Vehicles
2207 12                          VISTA INSURANCE PARTNERS, INC.         525990 - Other         San Antonio   TX       UNITED STATES
                                                                        Financial Vehicles
2208 13                            SUMMIT GLOBAL PARTNERS OF OKLAHOMA,  525990 - Other         Dallas        TX       UNITED STATES
                                     INC.                               Financial Vehicles
2209 11                        U.S.I. INSURANCE SERVICES OF             525990 - Other         Woburn        MA       UNITED STATES
                                 MASSACHUSETTS, INC.                    Financial Vehicles
2210 12                          NETCARE SERVICES, INC.                 525990 - Other         Woburn        MA       UNITED STATES
                                                                        Financial Vehicles
2211 11                        USI CONSULTING GROUP, INC.               525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2212 12                          BENEFIT STRATEGIES OF MAINE, INC.      525990 - Other         Manchester    NH       UNITED STATES
                                                                        Financial Vehicles
2213 12                          USI ADVISORS, INC.                     525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2214 12                          USI CONSULTING GROUP OF NEW YORK,      525990 - Other         New York      NY       UNITED STATES
                                     INC.                               Financial Vehicles
2215 12                          USI SECURITIES, INC.                   525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2216 11                        USI INSURANCE SERVICES CORPORATION OF    525990 - Other         Briarcliff    NY       UNITED STATES
                                   ILLINOIS, INC.                       Financial Vehicles     Manor
2217 11                        USI INSURANCE SERVICES OF NEW ENGLAND,   525990 - Other         Bedford       NH       UNITED STATES
                                   INC.                                 Financial Vehicles
2218 12                          INEX ALTERNATIVE PROGRAMS, INC.        525990 - Other         Manchester    NH       UNITED STATES
                                                                        Financial Vehicles
2219 12                          USI INSURANCE SERVICES OF RHODE        525990 - Other         Briarcliff    NY       UNITED STATES
                                     ISLAND, INC.                       Financial Vehicles     Manor
2220 11                        USI INSURANCE SERVICES OF NORTHERN       525990 - Other         Briarcliff    NY       UNITED STATES
                                   CALIFORNIA, INC.                     Financial Vehicles     Manor
2221 11                        USI Insurance Services of Connecticut,   525990 - Other         Meriden       CT       UNITED STATES
                                   Inc.                                 Financial Vehicles
2222 11                        USI MIDATLANTIC, INC.                    525990 - Other         Plymouth      PA       UNITED STATES
                                                                        Financial Vehicles     Meeting
2223 11                        USI MIDWEST, INC.                        525990 - Other         Cincinnati    OH       UNITED STATES
                                                                        Financial Vehicles
2224 11                        USI OF SOUTHERN CALIFORNIA INSURANCE     525990 - Other         Woodland      CA       UNITED STATES
                                   SERVICES, INC.                       Financial Vehicles     Hills
2225 11                        USI PROPERTY SERVICES LLC                524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2226 11                        USI of San Diego Insurance Services,     525990 - Other         Woodland      CA       UNITED STATES
                                   Inc.                                 Financial Vehicles     Hills
2227 7                 CUCINA HOLDINGS SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2228 7                 GS EDAM DEBT HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2229 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2230 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2231 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2232 7                 GS MACE HOLDINGS LIMITED                         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2233 7                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2234 8                   GS SUNRAY HOLDINGS SUBCO I, L.L.C.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2235 9                     Hyatt Hotels Corporation                     531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2236 8                   GS SUNRAY HOLDINGS SUBCO II, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2237 9                     Hyatt Hotels Corporation                     531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2238 7                 GS TELE CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2239 7                 GSCP VI AA ONE HOLDING SARL                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2240 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2241 8                   GSCP VI NORTH HOLDINGS CORP.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2242 9                     RED SKY HOLDINGS L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2243 7                 GSCPVI BHC CAYMAN LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2244 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2245 7                 HAWKER BEECHCRAFT, INC                           525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2246 7                 HWBCC LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2247 8                   HWBCC LP                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2248 7                 HWBCC LP                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2249 7                 INVESTMENT HOLDING ENTITY GP, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2250 8                   PAPERCO HOLDINGS II, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2251 8                   STEEL HOLDINGS, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2252 7                 KAR HOLDINGS II, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2253 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2254 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2255 7                 LVB ACQUISITION HOLDING, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2256 7                 NORTH HOLDINGS CAYMAN CORP.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2257 7                 ONTEX I S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2258 8                   ONTEX II S.A R.L.                              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2259 9                     ONTEX II-A S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2260 10                      ONTEX III S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2261 11                        ONTEX IV S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2262 12                          ONV TOPCO N.V.                         551112 - Offices       Zele                   BELGIUM
                                                                        of Other Holding
                                                                        Companies
2263 7                 PAPERCO HOLDINGS, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

2180 7                 COMPASS DELAWARE HOLDINGS I CORP.                100        N/A

2181 7                 COMPASS INVESTORS INC.                           85         N/A

2182 8                   COMPASS ACQUISITION HOLDINGS CORP.             100        N/A

2183 9                     USI HOLDINGS CORPORATION                     87         N/A


2184 10                      USI Insurance Services LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2185 11                        AMERICAN INSURANCE ADMINISTRATORS,       100        N/A
                                   INC.
2186 11                        ANCO CORPORATION                         100        N/A

2187 12                          ANCO INSURANCE SERVICES OF HOUSTON,    100        N/A
                                     INC.
2188 12                          INTER/NATIONAL RENTAL INSURANCE        100        N/A
                                     INC.
2189 12                          MD PREMIUM FINANCE CORPORATION         100        N/A

2190 12                          REGIONAL INSURANCE MANAGEMENT          100        N/A
                                     SERVICES, INC.
2191 11                        BMI INSURANCE SERVICES, INC              100        N/A


2192 11                        CAMPBELL, GALT & NEWLANDS, INC.          100        N/A

2193 11                        COLONIAL PREMIUM FINANCE COMPANY         100        N/A

2194 11                        CUSTOM BENEFIT PROGRAMS, INC.            100        N/A

2195 12                          TURNER P. WILLIAMS & ASSOCIATES, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2196 11                        EMERSON REID LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2197 12                          MY BENEFIT ADVISOR, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2198 11                        KIBBLE & PRENTICE HOLDING COMPANY        100        N/A


2199 11                        SIGNATURE PREMIUM FINANCE, INC.          100        N/A

2200 11                        SUMMIT GLOBAL PARTNERS, INC.             100        N/A

2201 12                          MERIDIAN CREDIT SERVICES, INC.         100        N/A

2202 12                          SGP BENEFITS OF TEXAS, INC.            100        N/A

2203 12                          SUMMIT GLOBAL PARTNERS OF TEXAS,       100        N/A
                                     INC.
2204 12                          USI SOUTHWEST, INC.                    100        N/A

2205 12                          USI of Tennessee, Inc.                 100        N/A

2206 12                          VISTA INSURANCE PARTNERS OF            100        N/A
                                     ILLINOIS, INC.
2207 12                          VISTA INSURANCE PARTNERS, INC.         100        N/A

2208 13                            SUMMIT GLOBAL PARTNERS OF OKLAHOMA,  100        N/A
                                     INC.
2209 11                        U.S.I. INSURANCE SERVICES OF             100        N/A
                                   MASSACHUSETTS, INC.
2210 12                          NETCARE SERVICES, INC.                 100        N/A

2211 11                        USI CONSULTING GROUP, INC.               100        N/A

2212 12                          BENEFIT STRATEGIES OF MAINE, INC.      100        N/A

2213 12                          USI ADVISORS, INC.                     100        N/A

2214 12                          USI CONSULTING GROUP OF NEW YORK,      100        N/A
                                     INC.
2215 12                          USI SECURITIES, INC.                   100        N/A

2216 11                        USI INSURANCE SERVICES CORPORATION OF    100        N/A
                                   ILLINOIS, INC.
2217 11                        USI INSURANCE SERVICES OF NEW ENGLAND,   100        N/A
                                   INC.
2218 12                          INEX ALTERNATIVE PROGRAMS, INC.        100        N/A

2219 12                          USI INSURANCE SERVICES OF RHODE        100        N/A
                                     ISLAND, INC.
2220 11                        USI INSURANCE SERVICES OF NORTHERN       100        N/A
                                   CALIFORNIA, INC.
2221 11                        USI Insurance Services of Connecticut,   100        N/A
                                   Inc.
2222 11                        USI MIDATLANTIC, INC.                    100        N/A

2223 11                        USI MIDWEST, INC.                        100        N/A

2224 11                        USI OF SOUTHERN CALIFORNIA INSURANCE     100        N/A
                                   SERVICES, INC.
2225 11                        USI PROPERTY SERVICES LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2226 11                        USI of San Diego Insurance Services,     100        N/A
                                   Inc.
2227 7                 CUCINA HOLDINGS SARL                             100        N/A

2228 7                 GS EDAM DEBT HOLDINGS                            99         N/A

2229 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 100        N/A

2230 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    100        N/A

2231 7                 GS Lux Management Services S.a r.l.              100        N/A

2232 7                 GS MACE HOLDINGS LIMITED                         100        N/A


2233 7                 GS SUNRAY HOLDINGS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2234 8                   GS SUNRAY HOLDINGS SUBCO I, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2235 9                     Hyatt Hotels Corporation                     7          N/A


2236 8                   GS SUNRAY HOLDINGS SUBCO II, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2237 9                     Hyatt Hotels Corporation                     7          N/A


2238 7                 GS TELE CAYMAN                                   100        N/A

2239 7                 GSCP VI AA ONE HOLDING SARL                      100        N/A

2240 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  100        N/A

2241 8                   GSCP VI NORTH HOLDINGS CORP.                   100        N/A

2242 9                     RED SKY HOLDINGS L.P.                        N/A        21

2243 7                 GSCPVI BHC CAYMAN LTD.                           100        N/A

2244 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2245 7                 HAWKER BEECHCRAFT, INC                           46         N/A

2246 7                 HWBCC LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2247 8                   HWBCC LP                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2248 7                 HWBCC LP                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2249 7                 INVESTMENT HOLDING ENTITY GP, LTD.               100        N/A

2250 8                   PAPERCO HOLDINGS II, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2251 8                   STEEL HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2252 7                 KAR HOLDINGS II, LLC                             34         N/A

2253 7                 Kinder Morgan Holdco LLC                         25         N/A

2254 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  100        N/A

2255 7                 LVB ACQUISITION HOLDING, LLC                     24         N/A

2256 7                 NORTH HOLDINGS CAYMAN CORP.                      100        N/A

2257 7                 ONTEX I S.A R.L.                                 50         N/A

2258 8                   ONTEX II S.A R.L.                              100        N/A

2259 9                     ONTEX II-A S.A R.L.                          100        N/A

2260 10                      ONTEX III S.A R.L.                         100        N/A

2261 11                        ONTEX IV S.A R.L.                        100        N/A

2262 12                          ONV TOPCO N.V.                         100        N/A


2263 7                 PAPERCO HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2264 7                 PAPERCO INVESTMENTS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2265 7                 PROSIGHT INVESTMENT LLC                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2266 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
2267 9                     PROSIGHT GLOBAL, INC.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2268 10                      ProSight Specialty Insurance Holdings,     551112 - Offices       New York      NY       UNITED STATES
                               Inc.                                     of Other Holding
                                                                        Companies
2269 11                        PROSIGHT SPECIALTY INSURANCE GROUP,      551112 - Offices       New York      NY       UNITED STATES
                                 INC.                                   of Other Holding
                                                                        Companies
2270 12                          GOTHAM INSURANCE COMPANY               524126 - Direct        New York      NY       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
2271 12                          MUTUAL MARINE OFFICE OF THE MIDWEST,   524210 - Insurance     New York      NY       UNITED STATES
                                   INC.                                 Agencies and
                                                                        Brokerages
2272 12                          NEW YORK MARINE AND GENERAL            524126 - Direct        New York      NY       UNITED STATES
                                   INSURANCE COMPANY                    Property and
                                                                        Casualty Insurance
                                                                        Carriers
2273 13                            GOTHAM INSURANCE COMPANY             524126 - Direct        New York      NY       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
2274 13                            SOUTHWEST MARINE AND GENERAL         524126 - Direct        New York      NY       UNITED STATES
                                     INSURANCE COMPANY                  Property and
                                                                        Casualty Insurance
                                                                        Carriers
2275 12                          PACIFIC MUTUAL MARINE OFFICE, INC.     524210 - Insurance     New York      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
2276 12                          PROSIGHT SPECIALTY MANAGEMENT          524210 - Insurance     New York      NY       UNITED STATES
                                   COMPANY, INC.                        Agencies and
                                                                        Brokerages
2277 9                     PROSIGHT SPECIALTY INTERNATIONAL             551112 - Offices       Hamilton               BERMUDA
                             HOLDINGS LIMITED                           of Other Holding
                                                                        Companies
2278 10                      PROSIGHT SPECIALTY BERMUDA LIMITED         525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
2279 10                      PROSIGHT SPECIALTY EUROPEAN HOLDINGS       551112 - Offices       Hamilton               BERMUDA
                               LIMITED                                  of Other Holding
                                                                        Companies
2280 11                        EC UNDERWRITING CORPORATE MEMBER         525990 - Other         London                 UNITED KINGDOM
                                 LIMITED                                Financial Vehicles                            (OTHER)
2281 11                        TSM AGENCIES LIMITED                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2282 11                        TSM CAPITAL LIMITED                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2283 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2284 7                 PaperCo Holdings II, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2285 7                 STEAK HOLDINGS, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2286 8                   PAPERCO INVESTMENTS, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2287 7                 STEEL HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2288 7                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2289 7                 TEXAS ENERGY FUTURE HOLDINGS LIMITED             525990 - Other         Fort Worth    TX       UNITED STATES
                         PARTNERSHIP                                    Financial Vehicles
2290 7                 U.S. SECURITY ASSOCIATES, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2291 7                 Xella International Holdings S.a.r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2292 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2293 4           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2294 4           GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2295 4           GS CAPITAL PARTNERS VI PIA FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2296 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2297 6               BLADERUNNER S.A.R.L.                               551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2298 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2299 6               BUCK HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2300 6               COMPASS INVESTORS INC.                             525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2301 6               CUCINA HOLDINGS SARL                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2302 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2303 6               GS EDAM DEBT HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2304 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2305 6               GS LUX DEBT HOLDINGS S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2306 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2307 6               GS MACE HOLDINGS LIMITED                           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2308 6               GS SUNRAY GERMAN FUND I, LTD.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2309 7                 GS SUNRAY GERMAN FUND, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2310 8                   GS SUNRAY HOLDINGS, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2311 6               GS SUNRAY GERMAN FUND II, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2312 7                 GS SUNRAY GERMAN FUND, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2313 6               GS TELE CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2314 6               GSCP VI AA ONE HOLDING SARL                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2315 6               GSCP VI GERMANY KNIGHT HOLDINGS CORP.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2316 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2317 8                   Kinder Morgan Holdco LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2318 6               GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2319 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2320 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2321 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other         Fort Worth    TX       UNITED STATES
                           PARTNERSHIP                                  Financial Vehicles
2322 6               GSCP VI GERMANY TXU HOLDINGS, LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2323 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2324 6               GSCP VI GMBH CASA HOLDINGS II (CAYMAN) LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2325 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2326 6               GSCP VI GMBH CASA HOLDINGS II INC.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2327 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2328 6               GSCP VI GMBH COMPASS CAYMAN GP CORP.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2329 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2330 8                   COMPASS CAYMAN HOLDINGS L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2331 6               GSCP VI GMBH COMPASS CAYMAN LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2332 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2333 6               GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2334 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2335 6               GSCP VI GMBH KNIGHT HOLDINGS                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2336 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2337 6               GSCP VI GMBH NAVI GP, LTD.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2338 7                 GSCP VI GMBH NAVI, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2339 6               GSCP VI GMBH NAVI, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2340 6               GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2341 7                 PAPERCO INVESTMENTS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2342 6               GSCP VI GMBH STEEL HOLDINGS, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2343 6               GSCP VI GmbH Investment Holdings (Cayman) Ltd.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2344 7                 GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2345 7                 GSCP VI GmbH PaperCo, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2346 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2347 6               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

2264 7                 PAPERCO INVESTMENTS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2265 7                 PROSIGHT INVESTMENT LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2266 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               51         N/A


2267 9                     PROSIGHT GLOBAL, INC.                        100        N/A


2268 10                      ProSight Specialty Insurance Holdings,     100        N/A
                                 Inc.

2269 11                        PROSIGHT SPECIALTY INSURANCE GROUP,      100        N/A
                                   INC.

2270 12                          GOTHAM INSURANCE COMPANY               100        N/A



2271 12                          MUTUAL MARINE OFFICE OF THE MIDWEST,   100        N/A
                                     INC.

2272 12                          NEW YORK MARINE AND GENERAL            100        N/A
                                     INSURANCE COMPANY


2273 13                            GOTHAM INSURANCE COMPANY             100        N/A



2274 13                            SOUTHWEST MARINE AND GENERAL         100        N/A
                                     INSURANCE COMPANY


2275 12                          PACIFIC MUTUAL MARINE OFFICE, INC.     100        N/A


2276 12                          PROSIGHT SPECIALTY MANAGEMENT          100        N/A
                                     COMPANY, INC.

2277 9                     PROSIGHT SPECIALTY INTERNATIONAL             100        N/A
                               HOLDINGS LIMITED

2278 10                      PROSIGHT SPECIALTY BERMUDA LIMITED         100        N/A

2279 10                      PROSIGHT SPECIALTY EUROPEAN HOLDINGS       100        N/A
                                 LIMITED

2280 11                        EC UNDERWRITING CORPORATE MEMBER         100        N/A
                                   LIMITED
2281 11                        TSM AGENCIES LIMITED                     100        N/A

2282 11                        TSM CAPITAL LIMITED                      100        N/A

2283 7                 PVF HOLDINGS LLC                                 63         N/A

2284 7                 PaperCo Holdings II, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2285 7                 STEAK HOLDINGS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2286 8                   PAPERCO INVESTMENTS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2287 7                 STEEL HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2288 7                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2289 7                 TEXAS ENERGY FUTURE HOLDINGS LIMITED             100        11
                           PARTNERSHIP
2290 7                 U.S. SECURITY ASSOCIATES, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2291 7                 Xella International Holdings S.a.r.l.            50         N/A

2292 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2293 4           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2294 4           GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.         100        N/A

2295 4           GS CAPITAL PARTNERS VI PIA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2296 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2297 6               BLADERUNNER S.A.R.L.                               100        N/A


2298 6               BUCK HOLDINGS L.P.                                 N/A        23

2299 6               BUCK HOLDINGS, LLC                                 28         N/A

2300 6               COMPASS INVESTORS INC.                             85         N/A

2301 6               CUCINA HOLDINGS SARL                               100        N/A

2302 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        33         N/A

2303 6               GS EDAM DEBT HOLDINGS                              99         N/A

2304 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   100        N/A

2305 6               GS LUX DEBT HOLDINGS S.A.R.L.                      100        N/A

2306 6               GS Lux Management Services S.a r.l.                100        N/A

2307 6               GS MACE HOLDINGS LIMITED                           100        N/A


2308 6               GS SUNRAY GERMAN FUND I, LTD.                      100        N/A

2309 7                 GS SUNRAY GERMAN FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2310 8                   GS SUNRAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2311 6               GS SUNRAY GERMAN FUND II, LTD.                     100        N/A

2312 7                 GS SUNRAY GERMAN FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2313 6               GS TELE CAYMAN                                     100        N/A

2314 6               GSCP VI AA ONE HOLDING SARL                        100        N/A

2315 6               GSCP VI GERMANY KNIGHT HOLDINGS CORP.              100        N/A

2316 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2317 8                   Kinder Morgan Holdco LLC                       25         N/A

2318 6               GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.          100        N/A

2319 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2320 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2321 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           100        11
                             PARTNERSHIP
2322 6               GSCP VI GERMANY TXU HOLDINGS, LTD.                 100        N/A

2323 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2324 6               GSCP VI GMBH CASA HOLDINGS II (CAYMAN) LTD.        100        N/A

2325 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2326 6               GSCP VI GMBH CASA HOLDINGS II INC.                 100        N/A

2327 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2328 6               GSCP VI GMBH COMPASS CAYMAN GP CORP.               100        N/A

2329 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.              N/A        N/A          The direct holder is a
                                                                                               General Partner.
2330 8                   COMPASS CAYMAN HOLDINGS L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2331 6               GSCP VI GMBH COMPASS CAYMAN LTD.                   100        N/A

2332 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2333 6               GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2334 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2335 6               GSCP VI GMBH KNIGHT HOLDINGS                       100        N/A

2336 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2337 6               GSCP VI GMBH NAVI GP, LTD.                         100        N/A

2338 7                 GSCP VI GMBH NAVI, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2339 6               GSCP VI GMBH NAVI, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2340 6               GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2341 7                 PAPERCO INVESTMENTS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2342 6               GSCP VI GMBH STEEL HOLDINGS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2343 6               GSCP VI GmbH Investment Holdings (Cayman) Ltd.     100        N/A

2344 7                 GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2345 7                 GSCP VI GmbH PaperCo, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2346 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2347 6               GSCP VI NORTH HOLDINGS S.A R.L.                    100        N/A

2348 6               GSCPVI BHC CAYMAN LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2349 6               HAR JPN CAYMAN HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2350 6               HAWKER BEECHCRAFT, INC                             525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2351 6               HWBCC LLC                                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2352 6               HWBCC LP                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2353 6               KAR HOLDINGS II, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2354 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2355 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2356 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2357 6               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2358 6               OCEANS14 GMBH, LTD.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2359 6               ONTEX I S.A R.L.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2360 6               PROSIGHT INVESTMENT LLC                            551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2361 6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2362 6               STEAK HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2363 6               STEEL HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2364 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2365 6               Xella International Holdings S.a.r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2366 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2367 6               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2368 7                 BLADERUNNER S.A.R.L.                             551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2369 7                 BUCK HOLDINGS L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2370 7                 BUCK HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2371 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2372 7                 COMPASS INVESTORS INC.                           525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2373 7                 CUCINA HOLDINGS SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2374 7                 GS EDAM DEBT HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2375 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2376 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2377 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2378 7                 GS MACE HOLDINGS LIMITED                         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2379 7                 GS SUNRAY OFFSHORE FUND, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2380 8                   GS SUNRAY HOLDINGS, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2381 7                 GS SUNRAY OFFSHORE FUND, LTD.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2382 8                   GS SUNRAY OFFSHORE FUND, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2383 7                 GS TELE CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2384 7                 GSCP VI AA ONE HOLDING SARL                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2385 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2386 7                 GSCP VI OFFSHORE CASA HOLDINGS II INC.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2387 8                   CASA HOLDINGS II, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2388 7                 GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2389 8                   GSCP VI OFFSHORE COMPASS HOLDINGS L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2390 9                     COMPASS CAYMAN HOLDINGS L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2391 7                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2392 7                 GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2393 8                   GYMBO HOLDINGS, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2394 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2395 8                   GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2396 9                     Kinder Morgan Holdco LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2397 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2398 7                 GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2399 7                 GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2400 8                   PAPERCO INVESTMENTS, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2401 7                 GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2402 7                 GSCP VI Offshore PaperCo, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2403 7                 GSCPVI BHC CAYMAN LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2404 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2405 7                 HAWKER BEECHCRAFT, INC                           525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2406 7                 HWBCC LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2407 7                 HWBCC LP                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2408 7                 KAR HOLDINGS II, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2409 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2410 7                 LVB ACQUISITION HOLDING, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2411 7                 NORTH HOLDINGS CAYMAN CORP.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2412 7                 ONTEX I S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2413 7                 PROSIGHT INVESTMENT LLC                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2414 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2415 7                 STEAK HOLDINGS, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2416 7                 STEEL HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2417 7                 Xella International Holdings S.a.r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2418 6               GSCP VI OFFSHORE ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2419 7                 GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2420 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2421 7                 GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2422 8                   GSCP VI OFFSHORE TXU HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2423 9                     TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2424 9                     TEXAS ENERGY FUTURE HOLDINGS LIMITED         525990 - Other         Fort Worth    TX       UNITED STATES
                               PARTNERSHIP                              Financial Vehicles
2425 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2426 6               GSCP VI OFFSHORE TXU HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2427 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2428 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2429 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2430 6               BLADERUNNER S.A.R.L.                               551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2431 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2348 6               GSCPVI BHC CAYMAN LTD.                             100        N/A

2349 6               HAR JPN CAYMAN HOLDINGS                            100        N/A

2350 6               HAWKER BEECHCRAFT, INC                             46         N/A

2351 6               HWBCC LLC                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2352 6               HWBCC LP                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2353 6               KAR HOLDINGS II, LLC                               34         N/A

2354 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    100        N/A

2355 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

2356 6               MFI HOLDING CORPORATION                            72         N/A

2357 6               NORTH HOLDINGS CAYMAN CORP.                        100        N/A

2358 6               OCEANS14 GMBH, LTD.                                100        N/A


2359 6               ONTEX I S.A R.L.                                   50         N/A

2360 6               PROSIGHT INVESTMENT LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2361 6               PVF HOLDINGS LLC                                   63         N/A

2362 6               STEAK HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2363 6               STEEL HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2364 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2365 6               Xella International Holdings S.a.r.l.              50         N/A

2366 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2367 6               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2368 7                 BLADERUNNER S.A.R.L.                             100        N/A


2369 7                 BUCK HOLDINGS L.P.                               N/A        23

2370 7                 BUCK HOLDINGS, LLC                               28         N/A

2371 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2372 7                 COMPASS INVESTORS INC.                           85         N/A

2373 7                 CUCINA HOLDINGS SARL                             100        N/A

2374 7                 GS EDAM DEBT HOLDINGS                            99         N/A

2375 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 100        N/A

2376 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    100        N/A

2377 7                 GS Lux Management Services S.a r.l.              100        N/A

2378 7                 GS MACE HOLDINGS LIMITED                         100        N/A


2379 7                 GS SUNRAY OFFSHORE FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2380 8                   GS SUNRAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2381 7                 GS SUNRAY OFFSHORE FUND, LTD.                    100        N/A

2382 8                   GS SUNRAY OFFSHORE FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2383 7                 GS TELE CAYMAN                                   100        N/A

2384 7                 GSCP VI AA ONE HOLDING SARL                      100        N/A

2385 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  100        N/A

2386 7                 GSCP VI OFFSHORE CASA HOLDINGS II INC.           100        N/A

2387 8                   CASA HOLDINGS II, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2388 7                 GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.         100        N/A

2389 8                   GSCP VI OFFSHORE COMPASS HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2390 9                     COMPASS CAYMAN HOLDINGS L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2391 7                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2392 7                 GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2393 8                   GYMBO HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2394 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.           100        N/A

2395 8                   GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2396 9                     Kinder Morgan Holdco LLC                     25         N/A

2397 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2398 7                 GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2399 7                 GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2400 8                   PAPERCO INVESTMENTS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2401 7                 GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2402 7                 GSCP VI Offshore PaperCo, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2403 7                 GSCPVI BHC CAYMAN LTD.                           100        N/A

2404 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2405 7                 HAWKER BEECHCRAFT, INC                           46         N/A

2406 7                 HWBCC LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2407 7                 HWBCC LP                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2408 7                 KAR HOLDINGS II, LLC                             34         N/A

2409 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  100        N/A

2410 7                 LVB ACQUISITION HOLDING, LLC                     24         N/A

2411 7                 NORTH HOLDINGS CAYMAN CORP.                      100        N/A

2412 7                 ONTEX I S.A R.L.                                 50         N/A

2413 7                 PROSIGHT INVESTMENT LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2414 7                 PVF HOLDINGS LLC                                 63         N/A

2415 7                 STEAK HOLDINGS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2416 7                 STEEL HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2417 7                 Xella International Holdings S.a.r.l.            50         N/A

2418 6               GSCP VI OFFSHORE ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2419 7                 GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2420 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2421 7                 GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2422 8                   GSCP VI OFFSHORE TXU HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2423 9                     TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2424 9                     TEXAS ENERGY FUTURE HOLDINGS LIMITED         100        11
                               PARTNERSHIP
2425 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2426 6               GSCP VI OFFSHORE TXU HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2427 6               MFI HOLDING CORPORATION                            72         N/A

2428 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2429 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2430 6               BLADERUNNER S.A.R.L.                               100        N/A


2431 6               BUCK HOLDINGS L.P.                                 N/A        23

2432 6               BUCK HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2433 6               CASA HOLDINGS II, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2434 6               COMPASS DELAWARE HOLDINGS II CORP.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2435 6               COMPASS INVESTORS INC.                             525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2436 6               CUCINA HOLDINGS SARL                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2437 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2438 6               GS EDAM DEBT HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2439 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2440 6               GS LUX DEBT HOLDINGS S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2441 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2442 6               GS MACE HOLDINGS LIMITED                           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2443 6               GS SUNRAY HOLDINGS PARALLEL, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2444 7                 GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2445 8                   Hyatt Hotels Corporation                       531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2446 6               GS TELE CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2447 6               GSCP VI AA ONE PARALLEL HOLDING SARL               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2448 6               GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2449 7                 GSCP VI PARALLEL NORTH HOLDING CORP.             525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
2450 8                   RED SKY HOLDINGS L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2451 6               GSCP VI PARALLEL PROSIGHT, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2452 7                 ProSight Parallel Investment LLC                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2453 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
2454 6               GSCP VI PARALLEL WHITELABEL B LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2455 7                 GSCP VI PARALLEL WHITELABEL S LLC                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2456 8                   ONTEX I S.A R.L.                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2457 6               GSCP VI PARALLEL WHITELABEL S LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2458 6               GSCPVI BHC CAYMAN LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2459 6               GYMBO HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2460 6               HAWKER BEECHCRAFT, INC                             525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2461 6               HWBCC LLC                                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2462 6               HWBCC LP                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2463 6               KAR HOLDINGS II, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2464 6               Kinder Morgan Holdco LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2465 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2466 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2467 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2468 6               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2469 6               PAPERCO INVESTMENTS, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2470 6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2471 6               STEAK HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2472 6               STEEL HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2473 6               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2474 6               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2475 6               VALOUR HOLDINGS GP, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2476 7                 U.S. SECURITY ASSOCIATES, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2477 6               Xella International Holdings S.a.r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2478 5             GS CAPITAL PARTNERS VI, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2479 6               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2480 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2481 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2482 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2483 4           GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2484 4           GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2485 4           GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE,    525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
2486 4           GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2487 4           GS CAPITAL PARTNERS VI PMD QP FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2488 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2489 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2490 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2491 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2492 5             GS CAPITAL PARTNERS VI, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2493 3         GS DIRECT, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2494 4           GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK          525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
2495 4           GS CHROMA HOLDINGS LIMITED                             525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2496 4           GS DIRECT GD LIMITED                                   525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2497 4           GS DIRECT PHARMA LIMITED                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2498 4           GS DIRECT VALENTINE HOLDINGS                           551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2499 4           GS LOGISTICS HOLDINGS LTD                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2500 4           GS PHERECLUS HOLDINGS LIMITED                          525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2501 4           GS Treasure S.a r.l.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2502 4           VGG HOLDING LLC                                        525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2503 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2504 3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2505 4           GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2506 5             GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2507 6               GS LOAN PARTNERS I ONSHORE, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2508 7                 GSLP I ONSHORE INVESTMENT FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2509 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2510 8                   GSLP I ONSHORE HOLDINGS FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2511 8                   GSLP I ONSHORE S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2512 9                     GSLP I ONSHORE (BRENNTAG) S.A R.L.           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2513 4           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2514 3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2515 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE,     525990 - Other         George Town            CAYMAN ISLANDS
                   LTD.                                                 Financial Vehicles

2432 6               BUCK HOLDINGS, LLC                                 28         N/A

2433 6               CASA HOLDINGS II, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2434 6               COMPASS DELAWARE HOLDINGS II CORP.                 100        N/A

2435 6               COMPASS INVESTORS INC.                             85         N/A

2436 6               CUCINA HOLDINGS SARL                               100        N/A

2437 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        33         N/A

2438 6               GS EDAM DEBT HOLDINGS                              99         N/A

2439 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   100        N/A

2440 6               GS LUX DEBT HOLDINGS S.A.R.L.                      100        N/A

2441 6               GS Lux Management Services S.a r.l.                100        N/A

2442 6               GS MACE HOLDINGS LIMITED                           100        N/A


2443 6               GS SUNRAY HOLDINGS PARALLEL, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2444 7                 GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2445 8                   Hyatt Hotels Corporation                       7          N/A


2446 6               GS TELE CAYMAN                                     100        N/A

2447 6               GSCP VI AA ONE PARALLEL HOLDING SARL               100        N/A

2448 6               GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.           100        N/A

2449 7                 GSCP VI PARALLEL NORTH HOLDING CORP.             100        N/A

2450 8                   RED SKY HOLDINGS L.P.                          N/A        21

2451 6               GSCP VI PARALLEL PROSIGHT, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2452 7                 ProSight Parallel Investment LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2453 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               51         N/A


2454 6               GSCP VI PARALLEL WHITELABEL B LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2455 7                 GSCP VI PARALLEL WHITELABEL S LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2456 8                   ONTEX I S.A R.L.                               50         N/A

2457 6               GSCP VI PARALLEL WHITELABEL S LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2458 6               GSCPVI BHC CAYMAN LTD.                             100        N/A

2459 6               GYMBO HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2460 6               HAWKER BEECHCRAFT, INC                             46         N/A

2461 6               HWBCC LLC                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2462 6               HWBCC LP                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2463 6               KAR HOLDINGS II, LLC                               34         N/A

2464 6               Kinder Morgan Holdco LLC                           25         N/A

2465 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    100        N/A

2466 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

2467 6               MFI HOLDING CORPORATION                            72         N/A

2468 6               NORTH HOLDINGS CAYMAN CORP.                        100        N/A

2469 6               PAPERCO INVESTMENTS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2470 6               PVF HOLDINGS LLC                                   63         N/A

2471 6               STEAK HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2472 6               STEEL HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2473 6               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2474 6               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   100        11

2475 6               VALOUR HOLDINGS GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2476 7                 U.S. SECURITY ASSOCIATES, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2477 6               Xella International Holdings S.a.r.l.              50         N/A

2478 5             GS CAPITAL PARTNERS VI, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2479 6               GS CAPITAL PARTNERS VI FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2480 6               MFI HOLDING CORPORATION                            72         N/A

2481 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.  100        N/A

2482 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2483 4           GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.     100        N/A

2484 4           GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2485 4           GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE,    N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
2486 4           GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.      100        N/A

2487 4           GS CAPITAL PARTNERS VI PMD QP FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2488 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2489 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2490 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2491 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2492 5             GS CAPITAL PARTNERS VI, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2493 3         GS DIRECT, L.L.C.                                        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2494 4           GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2495 4           GS CHROMA HOLDINGS LIMITED                             100        N/A

2496 4           GS DIRECT GD LIMITED                                   100        N/A

2497 4           GS DIRECT PHARMA LIMITED                               100        N/A

2498 4           GS DIRECT VALENTINE HOLDINGS                           100        N/A


2499 4           GS LOGISTICS HOLDINGS LTD                              100        N/A

2500 4           GS PHERECLUS HOLDINGS LIMITED                          100        N/A

2501 4           GS Treasure S.a r.l.                                   100        N/A

2502 4           VGG HOLDING LLC                                        16         N/A

2503 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

2504 3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2505 4           GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2506 5             GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2507 6               GS LOAN PARTNERS I ONSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2508 7                 GSLP I ONSHORE INVESTMENT FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2509 8                   GS Lux Management Services S.a r.l.            100        N/A

2510 8                   GSLP I ONSHORE HOLDINGS FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2511 8                   GSLP I ONSHORE S.A R.L.                        100        N/A

2512 9                     GSLP I ONSHORE (BRENNTAG) S.A R.L.           100        N/A

2513 4           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2514 3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2515 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE,     100        N/A
                   LTD.

2516 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2517 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2518 7                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2519 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      525990 - Other         George Town            CAYMAN ISLANDS
                             (BRENNTAG), LTD.                           Financial Vehicles
2520 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
2521 9                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2522 8                   SEVRES II S.A.R.L.                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2523 7                 GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2524 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2525 7                 GSMP 2006 OFFSHORE S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2526 7                 GSMP 2006 OFFSHORE US, LTD.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2527 8                   GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2528 8                   GSMP 2006 OFFSHORE HOLDINGS US, LTD.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2529 8                   GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2530 8                   GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2531 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2532 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2533 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2534 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2535 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2536 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2537 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other         New York      NY       UNITED STATES
                       L.L.C.                                           Financial Vehicles
2538 7                 GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,   525990 - Other         George Town            CAYMAN ISLANDS
                           L.P.                                         Financial Vehicles
2539 8                   GSMP 2006 INSTITUTIONAL INVESTMENT FUND,       525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
2540 9                     GS Lux Management Services S.a r.l.          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2541 9                     GSMP 2006 INSTITUTIONAL INTERNATIONAL,       525990 - Other         George Town            CAYMAN ISLANDS
                               LTD.                                     Financial Vehicles
2542 10                      GSMP 2006 INSTITUTIONAL HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                                 INTERNATIONAL, LTD.                    Financial Vehicles
2543 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         525990 - Other         George Town            CAYMAN ISLANDS
                                   INTERNATIONAL (BRENNTAG), LTD.       Financial Vehicles
2544 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         525990 - Other         Luxembourg             LUXEMBOURG
                                   S.A.R.L.                             Financial Vehicles
2545 10                      SEVRES II S.A.R.L.                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2546 9                     GSMP 2006 INSTITUTIONAL US, LTD.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2547 10                      GSMP 2006 INSTITUTIONAL HARRAH'S           525990 - Other         George Town            CAYMAN ISLANDS
                                 HOLDINGS, LTD.                         Financial Vehicles
2548 10                      GSMP 2006 INSTITUTIONAL HOLDINGS US,       525990 - Other         George Town            CAYMAN ISLANDS
                                 LTD.                                   Financial Vehicles
2549 10                      GSMP 2006 INSTITUTIONAL MARSICO            525990 - Other         George Town            CAYMAN ISLANDS
                                 INVESTMENT, LTD.                       Financial Vehicles
2550 8                   GSMP 2006 INSTITUTIONAL S.A.R.L.               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2551 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other         George Town            CAYMAN ISLANDS
                       L.P.                                             Financial Vehicles
2552 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2553 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2554 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2555 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2556 4           GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2557 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2558 5             GS MEZZANINE PARTNERS 2006, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2559 4           GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2560 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2561 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2562 4           GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2563 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2564 5             GS MEZZANINE PARTNERS 2006, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2565 3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2566 4           GS FUND HOLDINGS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2567 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     OFFSHORE II, L.L.C.                                Financial Vehicles
2568 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2569 7                 GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2570 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2571 8                   GSMP V OFFSHORE INTERNATIONAL, LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2572 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           525990 - Other         St. Peter Port         GUERNSEY
                               INCORPORATED                             Financial Vehicles
2573 8                   GSMP V OFFSHORE INVESTMENT FUND, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2574 8                   GSMP V OFFSHORE S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2575 8                   GSMP V OFFSHORE US, LTD.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2576 9                     GSMP V OFFSHORE MARSICO INVESTMENT, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2577 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2578 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE II, L.L.C.                                 Financial Vehicles
2579 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2580 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2581 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2582 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE, L.P.                                     Financial Vehicles
2583 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2584 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2585 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2586 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE, L.P.                                      Financial Vehicles
2587 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2588 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2589 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   OFFSHORE II, L.L.C.                                  Financial Vehicles


2590 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
2591 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   ONSHORE II, L.L.C.                                   Financial Vehicles


2592 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   ONSHORE, L.P.                                        Financial Vehicles
2593 4           GS MEZZANINE PARTNERS V PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2594 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE, L.P.                                      Financial Vehicles
2595 5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2596 4           GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2597 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2598 6               GS MEZZANINE PARTNERS V EMPLOYEE MASTER            525990 - Other         New York      NY       UNITED STATES
                       FUND ONSHORE, L.P.                               Financial Vehicles
2599 6               GS MEZZANINE PARTNERS V, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2516 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2517 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2518 7                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           100        N/A

2519 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      100        N/A
                             (BRENNTAG), LTD.
2520 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     100        N/A
                             LTD.
2521 9                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         100        N/A

2522 8                   SEVRES II S.A.R.L.                             73         73

2523 7                 GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.         100        N/A

2524 8                   GS Lux Management Services S.a r.l.            100        N/A

2525 7                 GSMP 2006 OFFSHORE S.A.R.L.                      100        N/A

2526 7                 GSMP 2006 OFFSHORE US, LTD.                      100        N/A

2527 8                   GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.     100        N/A

2528 8                   GSMP 2006 OFFSHORE HOLDINGS US, LTD.           100        N/A

2529 8                   GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.    100        N/A

2530 8                   GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.          100        N/A

2531 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2532 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2533 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2534 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2535 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2536 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2537 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Managing Member.
2538 7                 GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,   N/A        N/A         The direct holder is a
                           L.P.                                                                General Partner.
2539 8                   GSMP 2006 INSTITUTIONAL INVESTMENT FUND,       100        N/A
                             LTD.
2540 9                     GS Lux Management Services S.a r.l.          100        N/A

2541 9                     GSMP 2006 INSTITUTIONAL INTERNATIONAL,       100        N/A
                               LTD.
2542 10                      GSMP 2006 INSTITUTIONAL HOLDINGS           100        N/A
                                 INTERNATIONAL, LTD.
2543 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         100        N/A
                                   INTERNATIONAL (BRENNTAG), LTD.
2544 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         100        N/A
                                   S.A.R.L.
2545 10                      SEVRES II S.A.R.L.                         73         73

2546 9                     GSMP 2006 INSTITUTIONAL US, LTD.             100        N/A

2547 10                      GSMP 2006 INSTITUTIONAL HARRAH'S           100        N/A
                                 HOLDINGS, LTD.
2548 10                      GSMP 2006 INSTITUTIONAL HOLDINGS US,       100        N/A
                                 LTD.
2549 10                      GSMP 2006 INSTITUTIONAL MARSICO            100        N/A
                                 INVESTMENT, LTD.
2550 8                   GSMP 2006 INSTITUTIONAL S.A.R.L.               100        N/A

2551 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
2552 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2553 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2554 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2555 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.     100        N/A

2556 4           GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2557 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2558 5             GS MEZZANINE PARTNERS 2006, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2559 4           GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.     100        N/A

2560 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2561 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2562 4           GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2563 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2564 5             GS MEZZANINE PARTNERS 2006, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2565 3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2566 4           GS FUND HOLDINGS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2567 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE II, L.L.C.                                                       Non-Managing Member.
2568 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2569 7                 GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2570 8                   GS Lux Management Services S.a r.l.            100        N/A

2571 8                   GSMP V OFFSHORE INTERNATIONAL, LTD.            100        N/A

2572 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           N/A        43
                               INCORPORATED
2573 8                   GSMP V OFFSHORE INVESTMENT FUND, LTD.          100        N/A

2574 8                   GSMP V OFFSHORE S.a r.l.                       100        N/A

2575 8                   GSMP V OFFSHORE US, LTD.                       100        N/A

2576 9                     GSMP V OFFSHORE MARSICO INVESTMENT, LTD.     100        N/A

2577 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2578 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE II, L.L.C.                                                        Non-Managing Member.
2579 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2580 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2581 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.   100        N/A

2582 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE, L.P.                                                            Limited Partner.
2583 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2584 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2585 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2586 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE, L.P.                                                             Limited Partner.
2587 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2588 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2589 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder has
                   OFFSHORE II, L.L.C.                                                         Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2590 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
2591 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder has
                   ONSHORE II, L.L.C.                                                          Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2592 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder is a
                   ONSHORE, L.P.                                                               General Partner.
2593 4           GS MEZZANINE PARTNERS V PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2594 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE, L.P.                                                             Limited Partner.
2595 5             GS MEZZANINE PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2596 4           GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2597 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2598 6               GS MEZZANINE PARTNERS V EMPLOYEE MASTER            N/A        N/A         The direct holder is a
                       FUND ONSHORE, L.P.                                                      Limited Partner.
2599 6               GS MEZZANINE PARTNERS V, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2600 4           GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2601 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2602 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2603 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE, L.P.                                     Financial Vehicles
2604 5             GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2605 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C. 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2606 7                 GS MEZZANINE PARTNERS V INSTITUTIONAL FUND,      525990 - Other         George Town            CAYMAN ISLANDS
                           L.P.                                         Financial Vehicles
2607 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2608 8                   GSMP V INSTITUTIONAL INTERNATIONAL, LTD.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2609 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           525990 - Other         St. Peter Port         GUERNSEY
                               INCORPORATED                             Financial Vehicles
2610 8                   GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2611 8                   GSMP V INSTITUTIONAL S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2612 8                   GSMP V INSTITUTIONAL US, LTD.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2613 9                     GSMP V INSTITUTIONAL MARSICO                 525990 - Other         George Town            CAYMAN ISLANDS
                               INVESTMENT, LTD.                         Financial Vehicles
2614 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2615 5             GS MEZZANINE PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2616 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2617 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2618 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2619 5             GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2620 4           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2621 3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2622 3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2623 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I,    525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2624 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I,    525990 - Other         New York      NY       UNITED STATES
                     LLC                                                Financial Vehicles
2625 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I,    525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2626 3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2627 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II,   525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2628 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II,   525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2629 3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2630 3         GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2631 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,  525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2632 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,  525910 - Open-End      New York      NY       UNITED STATES
                     LLC                                                Investment Funds
2633 4           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    525910 - Open-End      New York      NY       UNITED STATES
                   LLC                                                  Investment Funds


2634 3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      525910 - Open-End      Osasco                 BRAZIL
                 NAO-PADRONIZADOS MULTICARTEIRA                         Investment Funds
2635 3         LIFELOCK, INC.                                           525990 - Other         Tempe         AZ       UNITED STATES
                                                                        Financial Vehicles
2636 3         LIQUIDITYMATCH LLC                                       525990 - Other         Jersey City   NJ       UNITED STATES
                                                                        Financial Vehicles
2637 3         M-CCP PARENT, INC.                                       525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
2638 4           M-CCP HOLDINGS, INC.                                   551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2639 5             MERGENT, INC.                                        518210 - Data          Charlotte     NC       UNITED STATES
                                                                        Processing,
                                                                        Hosting, and
                                                                        Related Services
2640 3         MBD 2011 ADVISORS, L.L.C.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2641 4           MBD 2011, L.P.                                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2642 3         NYSE AMEX OPTIONS LLC                                    523210 -               New York      NY       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
2643 3         PANDA INVESTMENTS LTD                                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2644 3         PATENT SKY LLC                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2645 3         PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2646 4           PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2647 5             PRIVATE EQUITY GROUP MASTER FUND VIII, LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2648 4           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2649 3         PIVOTAL HOLDINGS LTD.                                    525990 - Other         Montreal      QC       CANADA
                                                                        Financial Vehicles
2650 4           PIVOTAL PAYMENTS INC.                                  525990 - Other         Melville      NY       UNITED STATES
                                                                        Financial Vehicles
2651 4           Pivotal Payments Corporation                           525990 - Other         Montreal      QC       CANADA
                                                                        Financial Vehicles
2652 3         PRLP VENTURES II, LLC                                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2653 4           PRLP 2011 HOLDINGS LLC                                 551112 - Offices       San Juan      PR       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2654 3         PRLP VENTURES LLC                                        525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
2655 4           CPG/GS PR NPL, LLC                                     525990 - Other         San Juan               PUERTO RICO
                                                                        Financial Vehicles
2656 5             CPG/GS ISLAND PROPERTIES I, LLC                      531390 - Other         San Juan      PUERTO   PUERTO RICO
                                                                        activities related                   RICO
                                                                        to real estate
2657 5             CPG/GS ISLAND PROPERTIES II, LLC                     531390 - Other         San Juan      PUERTO   PUERTO RICO
                                                                        activities related                   RICO
                                                                        to real estate
2658 3         ProSight Equity Management Inc.                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2659 4           PROSIGHT INVESTMENT LLC                                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2660 4           ProSight Parallel Investment LLC                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2661 3         READY CAPITAL GROUP LLC                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2662 3         REDLINE TRADING SOLUTIONS, INC.                          511210 -               Woburn        MA       UNITED STATES
                                                                        Applications
                                                                        software,
                                                                        computer, packaged
2663 3         SHOELANE GP, L.L.C.                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2664 4           SHOELANE, L.P.                                         525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2665 3         SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                   523120 -               Albany        NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
2666 3         SPIRAL HOLDINGS INC.                                     525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
2667 4           SPIRAL INTERMEDIATE INC.                               525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
2668 5             SYNCSORT INCORPORATED                                541511 - Computer      Woodcliff     NJ       UNITED STATES
                                                                        program or             Lake
                                                                        software
                                                                        development
2669 3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2670 4           BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2671 4           STONE STREET PEP TECHNOLOGY FUND 2000, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2672 3         THE PORTAL ALLIANCE LLC                                  523210 -               New York      NY       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
2673 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2008                                       Financial Vehicles
2674 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2675 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2676 5             W2007 BEAR L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2677 5             W2007/W2008 FINANCE LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2678 5             W2008 JUPITER INVESTMENT CAYMAN LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2679 5             W2008 OUKA (DELAWARE) L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2680 5             W2008 RAINBOW 1 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2681 5             W2008 RAINBOW 2 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2682 5             W2008 RAINBOW 3 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2683 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

2600 4           GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2601 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2602 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2603 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE, L.P.                                                            Limited Partner.
2604 5             GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2605 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C. N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2606 7                 GS MEZZANINE PARTNERS V INSTITUTIONAL FUND,      N/A        N/A         The direct holder is a
                           L.P.                                                                General Partner.
2607 8                   GS Lux Management Services S.a r.l.            100        N/A

2608 8                   GSMP V INSTITUTIONAL INTERNATIONAL, LTD.       100        N/A

2609 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           N/A        43
                               INCORPORATED
2610 8                   GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.     100        N/A

2611 8                   GSMP V INSTITUTIONAL S.A R.L.                  100        N/A

2612 8                   GSMP V INSTITUTIONAL US, LTD.                  100        N/A

2613 9                     GSMP V INSTITUTIONAL MARSICO                 100        N/A
                               INVESTMENT, LTD.
2614 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2615 5             GS MEZZANINE PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2616 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2617 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2618 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.        100        N/A

2619 5             GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2620 4           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2621 3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2622 3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2623 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I,    N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2624 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I,    N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.
2625 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I,    N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2626 3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2627 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II,   N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2628 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II,   N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2629 3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2630 3         GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2631 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,  N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2632 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,  N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.
2633 4           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    N/A        N/A         The direct holder has
                   LLC                                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2634 3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      100        N/A
                 NAO-PADRONIZADOS MULTICARTEIRA
2635 3         LIFELOCK, INC.                                           70         N/A

2636 3         LIQUIDITYMATCH LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2637 3         M-CCP PARENT, INC.                                       100        N/A

2638 4           M-CCP HOLDINGS, INC.                                   100        N/A


2639 5             MERGENT, INC.                                        100        N/A



2640 3         MBD 2011 ADVISORS, L.L.C.                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2641 4           MBD 2011, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2642 3         NYSE AMEX OPTIONS LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2643 3         PANDA INVESTMENTS LTD                                    100        N/A


2644 3         PATENT SKY LLC                                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2645 3         PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2646 4           PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2647 5             PRIVATE EQUITY GROUP MASTER FUND VIII, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2648 4           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2649 3         PIVOTAL HOLDINGS LTD.                                    1          N/A

2650 4           PIVOTAL PAYMENTS INC.                                  100        N/A

2651 4           Pivotal Payments Corporation                           100        N/A

2652 3         PRLP VENTURES II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2653 4           PRLP 2011 HOLDINGS LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2654 3         PRLP VENTURES LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2655 4           CPG/GS PR NPL, LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2656 5             CPG/GS ISLAND PROPERTIES I, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2657 5             CPG/GS ISLAND PROPERTIES II, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2658 3         ProSight Equity Management Inc.                          100        N/A


2659 4           PROSIGHT INVESTMENT LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2660 4           ProSight Parallel Investment LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2661 3         READY CAPITAL GROUP LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2662 3         REDLINE TRADING SOLUTIONS, INC.                          100        N/A



2663 3         SHOELANE GP, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2664 4           SHOELANE, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2665 3         SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2666 3         SPIRAL HOLDINGS INC.                                     19         N/A

2667 4           SPIRAL INTERMEDIATE INC.                               100        N/A

2668 5             SYNCSORT INCORPORATED                                100        N/A



2669 3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2670 4           BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2671 4           STONE STREET PEP TECHNOLOGY FUND 2000, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2672 3         THE PORTAL ALLIANCE LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2673 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2008                                                              Limited Partner.
2674 4           GS Lux Management Services S.a r.l.                    100        N/A

2675 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   100        N/A

2676 5             W2007 BEAR L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2677 5             W2007/W2008 FINANCE LTD.                             100        N/A

2678 5             W2008 JUPITER INVESTMENT CAYMAN LTD.                 100        N/A

2679 5             W2008 OUKA (DELAWARE) L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2680 5             W2008 RAINBOW 1 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2681 5             W2008 RAINBOW 2 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2682 5             W2008 RAINBOW 3 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2683 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.

2684 6               WHITEHALL EUROPEAN RE 7A S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2685 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2686 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2687 8                   SATUREA B.V.                                   531390 - Other         Amsterdam              NETHERLANDS
                                                                        activities related
                                                                        to real estate
2688 9                     LANCASTER GMBH & CO. KG                      525990 - Other         Dusseldorf             GERMANY
                                                                        Financial Vehicles
2689 9                     LANCASTER HOLDING GmbH                       525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2690 10                      LANCASTER GMBH & CO. KG                    525990 - Other         Dusseldorf             GERMANY
                                                                        Financial Vehicles
2691 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2692 6               WHITEHALL EUROPEAN RE 8A S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2693 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2694 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2695 5             WHITEHALL EUROPEAN RE 9 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2696 6               Whitehall European RE 9A S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2697 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2698 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2699 2       GOLDMAN, SACHS & CO. FINANZ GMBH                           551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies
2700 3         GOLDMAN SACHS AG                                         522110 -               Frankfurt am           GERMANY
                                                                        Commercial Banking     Main
2701 2       GOLDMAN, SACHS & CO. WERTPAPIER GMBH                       523110 -               Frankfurt am           GERMANY
                                                                        Investment Banking     Main
                                                                        and Securities
                                                                        Dealing
2702 2       GREENE AVENUE LIHTC LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2703 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       525990 - Other         George Town            CAYMAN ISLANDS
               2011 OFFSHORE ADVISORS INC.                              Financial Vehicles
2704 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         George Town            CAYMAN ISLANDS
                 2011 OFFSHORE L.P.                                     Financial Vehicles
2705 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   525990 - Other         George Town            CAYMAN ISLANDS
                   2011 OFFSHORE HOLDINGS L.P.                          Financial Vehicles
2706 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       525990 - Other         George Town            CAYMAN ISLANDS
               2011 OFFSHORE HOLDINGS ADVISORS INC.                     Financial Vehicles
2707 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         George Town            CAYMAN ISLANDS
                 2011 OFFSHORE HOLDINGS L.P.                            Financial Vehicles
2708 2       GS (ASIA) L.P.                                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2709 2       GS - MPIM I, LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2710 2       GS 1 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2711 3         GS 1 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2712 2       GS 2 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2713 3         GS 2 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2714 2       GS 20 FRONT MEMBER LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2715 2       GS 2280 FDB MEMBER LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2716 2       GS 230 PARK ADVISORS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2717 3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2718 2       GS 3 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2719 3         GS 3 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2720 2       GS 4 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2721 3         GS 4 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2722 2       GS 5 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2723 3         GS 5 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2724 2       GS 5555 HOLLYWOOD MEMBER LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2725 2       GS 6 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2726 3         GS 6 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2727 2       GS 7 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2728 3         GS 7 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2729 2       GS ACA, LLC                                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2730 2       GS ADMINISTRATIVE SERVICES, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2731 2       GS ADVISORS 2000, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2732 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2733 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2734 4           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2735 4           GSCP 2000 OFFSHORE CCH HOLDING                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2736 5             GSCP 2000 OFFSHORE CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2737 6               CEQUEL COMMUNICATIONS HOLDINGS, LLC                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2738 5             GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2739 4           GSCP 2000 OFFSHORE CCH HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2740 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2741 3         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2742 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2743 4           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2744 4           GSCP 2000 CEBRIDGE HOLDINGS CORP.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2745 5             CEQUEL COMMUNICATIONS HOLDINGS, LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2746 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2747 2       GS ADVISORS II, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2748 2       GS ADVISORS III, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2749 3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2750 3         GS CAPITAL PARTNERS III, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2751 4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2752 2       GS ADVISORS V AIV, LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2753 3         GSCP V AIV, L.P.                                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2754 3         GSCP V INSTITUTIONAL AIV, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2755 2       GS ADVISORS V, L.L.C.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2756 3         GS CAPITAL PARTNERS V GMBH & CO. KG                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2757 3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2758 3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2759 3         GS CAPITAL PARTNERS V, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2760 3         GS PRYSMIAN CO-INVEST GP LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2761 2       GS ADVISORS VI AIV, LTD.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2762 3         GSCP VI AIV, L.P.                                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2763 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2764 3         GSCP VI PARALLEL AIV, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2765 4           GS LUX DEBT HOLDINGS S.A.R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2766 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2767 2       GS ADVISORS VI, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2684 6               WHITEHALL EUROPEAN RE 7A S.A R.L.                  100        N/A

2685 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2686 7                 RESTIO B.V.                                      100        N/A

2687 8                   SATUREA B.V.                                   100        N/A


2688 9                     LANCASTER GMBH & CO. KG                      100        100

2689 9                     LANCASTER HOLDING GmbH                       100        N/A

2690 10                      LANCASTER GMBH & CO. KG                    100        100

2691 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
2692 6               WHITEHALL EUROPEAN RE 8A S.A R.L.                  100        N/A

2693 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2694 7                 RESTIO B.V.                                      100        N/A

2695 5             WHITEHALL EUROPEAN RE 9 S.A R.L.                     100        N/A

2696 6               Whitehall European RE 9A S.a r.l.                  100        N/A

2697 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2698 7                 RESTIO B.V.                                      100        N/A

2699 2       GOLDMAN, SACHS & CO. FINANZ GMBH                           100        N/A


2700 3         GOLDMAN SACHS AG                                         100        N/A

2701 2       GOLDMAN, SACHS & CO. WERTPAPIER GMBH                       100        N/A



2702 2       GREENE AVENUE LIHTC LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2703 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       100        N/A
               2011 OFFSHORE ADVISORS INC.
2704 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 OFFSHORE L.P.                                                            General Partner.
2705 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   N/A        N/A         The direct holder is a
                   2011 OFFSHORE HOLDINGS L.P.                                                 Limited Partner.
2706 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       100        N/A
               2011 OFFSHORE HOLDINGS ADVISORS INC.
2707 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 OFFSHORE HOLDINGS L.P.                                                   General Partner.
2708 2       GS (ASIA) L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2709 2       GS - MPIM I, LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2710 2       GS 1 HOLDINGS S.A R.L.                                     100        N/A

2711 3         GS 1 S.A R.L.                                            100        N/A

2712 2       GS 2 HOLDINGS S.A R.L.                                     100        N/A

2713 3         GS 2 S.A R.L.                                            100        N/A

2714 2       GS 20 FRONT MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2715 2       GS 2280 FDB MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2716 2       GS 230 PARK ADVISORS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2717 3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2718 2       GS 3 HOLDINGS S.A R.L.                                     100        N/A

2719 3         GS 3 S.A R.L.                                            100        N/A

2720 2       GS 4 HOLDINGS S.A R.L.                                     100        N/A

2721 3         GS 4 S.A R.L.                                            100        N/A

2722 2       GS 5 HOLDINGS S.A R.L.                                     100        N/A

2723 3         GS 5 S.A R.L.                                            100        N/A

2724 2       GS 5555 HOLLYWOOD MEMBER LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2725 2       GS 6 HOLDINGS S.A R.L.                                     100        N/A

2726 3         GS 6 S.A R.L.                                            100        N/A

2727 2       GS 7 HOLDINGS S.A R.L.                                     100        N/A

2728 3         GS 7 S.A R.L.                                            100        N/A

2729 2       GS ACA, LLC                                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2730 2       GS ADMINISTRATIVE SERVICES, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2731 2       GS ADVISORS 2000, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2732 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2733 4           FS Invest S.a r.l.                                     44         N/A

2734 4           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2735 4           GSCP 2000 OFFSHORE CCH HOLDING                         100        N/A

2736 5             GSCP 2000 OFFSHORE CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2737 6               CEQUEL COMMUNICATIONS HOLDINGS, LLC                37         N/A

2738 5             GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.           100        N/A

2739 4           GSCP 2000 OFFSHORE CCH HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2740 4           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2741 3         GS CAPITAL PARTNERS 2000, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2742 4           FS Invest S.a r.l.                                     44         N/A

2743 4           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2744 4           GSCP 2000 CEBRIDGE HOLDINGS CORP.                      100        N/A

2745 5             CEQUEL COMMUNICATIONS HOLDINGS, LLC                  37         N/A

2746 4           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2747 2       GS ADVISORS II, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2748 2       GS ADVISORS III, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2749 3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2750 3         GS CAPITAL PARTNERS III, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2751 4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2752 2       GS ADVISORS V AIV, LTD.                                    100        N/A

2753 3         GSCP V AIV, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2754 3         GSCP V INSTITUTIONAL AIV, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2755 2       GS ADVISORS V, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2756 3         GS CAPITAL PARTNERS V GMBH & CO. KG                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2757 3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2758 3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2759 3         GS CAPITAL PARTNERS V, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2760 3         GS PRYSMIAN CO-INVEST GP LIMITED                         100        N/A

2761 2       GS ADVISORS VI AIV, LTD.                                   100        N/A

2762 3         GSCP VI AIV, L.P.                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2763 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

2764 3         GSCP VI PARALLEL AIV, L.P.                               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2765 4           GS LUX DEBT HOLDINGS S.A.R.L.                          100        N/A

2766 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

2767 2       GS ADVISORS VI, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2768 3         GS CAPITAL PARTNERS VI GMBH & CO. KG                     525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2769 3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2770 3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2771 3         GS CAPITAL PARTNERS VI, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2772 3         PAPERCO HOLDINGS, L.P.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2773 2       GS ADVISORS, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2774 2       GS AT ADVISORS, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2775 2       GS AYCO HOLDING LLC                                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2776 3         MERCER ALLIED COMPANY, L.P.                              523120 -               Saratoga      NY       UNITED STATES
                                                                        Securities             Springs
                                                                        Brokerage
2777 3         SARATOGA SPRINGS LLC                                     551112 - Offices       Saratoga      NY       UNITED STATES
                                                                        of Other Holding       Springs
                                                                        Companies
2778 4           THE AYCO COMPANY, L.P.                                 523930 -               Saratoga      NY       UNITED STATES
                                                                        Investment Advice      Springs
2779 5             MERCER ALLIED COMPANY, L.P.                          523120 -               Saratoga      NY       UNITED STATES
                                                                        Securities             Springs
                                                                        Brokerage
2780 5             THE AYCO SERVICES AGENCY, L.P.                       524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2781 6               MERCAY CORPORATION                                 551112 - Offices       Saratoga      NY       UNITED STATES
                                                                        of Other Holding       Springs
                                                                        Companies
2782 7                 THE AYCO SERVICES INSURANCE AGENCY, INC.         524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2783 3         THE AYCO COMPANY, L.P.                                   523930 -               Saratoga      NY       UNITED STATES
                                                                        Investment Advice      Springs
2784 3         THE AYCO SERVICES AGENCY, L.P.                           524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2785 2       GS AYCO SENIOR HOLDING LLC                                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2786 2       GS BMET ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2787 3         GOLDMAN SACHS BMET INVESTORS, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2788 2       GS BMET OFFSHORE ADVISORS, INC.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2789 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2790 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2791 4           GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2792 2       GS BPC Parking Garage, LLC                                 531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
2793 2       GS CABLE ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2794 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2795 4           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2796 2       GS CABLE INVESTORS SLP, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2797 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2798 2       GS CAPITAL OPPORTUNITIES LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2799 3         GS FINANCING OPPORTUNITIES LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2800 2       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2801 3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2802 3         FS Invest S.a r.l.                                       525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2803 3         GS 2000-I, L.L.C.                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2804 3         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2805 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2806 3         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2807 3         SUNGARD CAPITAL CORP.                                    51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2808 2       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2809 2       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2810 2       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2811 2       GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP     525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2812 2       GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP    525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2813 2       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2814 2       GS CAPITAL PARTNERS III, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2815 2       GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2816 2       GS CAPITAL PARTNERS V GMBH & CO. KG                        525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2817 2       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2818 2       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2819 2       GS CAPITAL PARTNERS V PCP FUND, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2820 2       GS CAPITAL PARTNERS V PIA FUND, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2821 2       GS CAPITAL PARTNERS V, L.P.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2822 2       GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2823 2       GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2824 2       GS CAPITAL PARTNERS VI GMBH & CO. KG                       525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2825 2       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2826 2       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2827 2       GS CAPITAL PARTNERS VI PIA FUND, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2828 2       GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2829 2       GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2830 2       GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2831 2       GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2832 2       GS CAPITAL PARTNERS VI, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2833 2       GS COMMERCIAL REAL ESTATE LP                               522292 - Real          New York      NY       UNITED STATES
                                                                        Estate Credit
2834 2       GS CORE INNOVATIONS INVESTOR LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2835 2       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2836 2       GS DGC ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2837 3         GOLDMAN SACHS DGC INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2838 2       GS DGC OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2839 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2840 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2841 4           GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2842 2       GS DIRECT, L.L.C.                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2843 2       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2844 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2845 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2846 2       GS DIVERSIFIED FUNDING LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2847 3         GS DIVERSIFIED HOLDINGS LIMITED                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2848 3         GS DIVERSIFIED INVESTMENTS LIMITED                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2849 4           GS CAPITAL FUNDING (UK) 1 LIMITED                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2850 3         PANDA INVESTMENTS LTD                                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2851 2       GS EDMC ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2768 3         GS CAPITAL PARTNERS VI GMBH & CO. KG                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2769 3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2770 3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2771 3         GS CAPITAL PARTNERS VI, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2772 3         PAPERCO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2773 2       GS ADVISORS, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2774 2       GS AT ADVISORS, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2775 2       GS AYCO HOLDING LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2776 3         MERCER ALLIED COMPANY, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

2777 3         SARATOGA SPRINGS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2778 4           THE AYCO COMPANY, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2779 5             MERCER ALLIED COMPANY, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2780 5             THE AYCO SERVICES AGENCY, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2781 6               MERCAY CORPORATION                                 100        N/A


2782 7                 THE AYCO SERVICES INSURANCE AGENCY, INC.         100        N/A


2783 3         THE AYCO COMPANY, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2784 3         THE AYCO SERVICES AGENCY, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.

2785 2       GS AYCO SENIOR HOLDING LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2786 2       GS BMET ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2787 3         GOLDMAN SACHS BMET INVESTORS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2788 2       GS BMET OFFSHORE ADVISORS, INC.                            100        N/A

2789 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2790 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2791 4           GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2792 2       GS BPC Parking Garage, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2793 2       GS CABLE ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2794 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2795 4           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    37         N/A

2796 2       GS CABLE INVESTORS SLP, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2797 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2798 2       GS CAPITAL OPPORTUNITIES LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2799 3         GS FINANCING OPPORTUNITIES LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2800 2       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2801 3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                      37         N/A

2802 3         FS Invest S.a r.l.                                       44         N/A

2803 3         GS 2000-I, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2804 3         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2805 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2806 3         GS CAPITAL PARTNERS 2000, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2807 3         SUNGARD CAPITAL CORP.                                    10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2808 2       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2809 2       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2810 2       GS CAPITAL PARTNERS 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2811 2       GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2812 2       GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2813 2       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2814 2       GS CAPITAL PARTNERS III, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2815 2       GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2816 2       GS CAPITAL PARTNERS V GMBH & CO. KG                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2817 2       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2818 2       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2819 2       GS CAPITAL PARTNERS V PCP FUND, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2820 2       GS CAPITAL PARTNERS V PIA FUND, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2821 2       GS CAPITAL PARTNERS V, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2822 2       GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2823 2       GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2824 2       GS CAPITAL PARTNERS VI GMBH & CO. KG                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2825 2       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2826 2       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2827 2       GS CAPITAL PARTNERS VI PIA FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2828 2       GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2829 2       GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2830 2       GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2831 2       GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2832 2       GS CAPITAL PARTNERS VI, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2833 2       GS COMMERCIAL REAL ESTATE LP                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2834 2       GS CORE INNOVATIONS INVESTOR LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2835 2       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2836 2       GS DGC ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2837 3         GOLDMAN SACHS DGC INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2838 2       GS DGC OFFSHORE ADVISORS, INC.                             100        N/A

2839 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2840 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2841 4           GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2842 2       GS DIRECT, L.L.C.                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2843 2       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2844 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
2845 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2846 2       GS DIVERSIFIED FUNDING LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2847 3         GS DIVERSIFIED HOLDINGS LIMITED                          100        N/A

2848 3         GS DIVERSIFIED INVESTMENTS LIMITED                       100        N/A

2849 4           GS CAPITAL FUNDING (UK) 1 LIMITED                      100        N/A

2850 3         PANDA INVESTMENTS LTD                                    100        N/A


2851 2       GS EDMC ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2852 3         GOLDMAN SACHS EDMC INVESTORS, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2853 2       GS EDMC INVESTORS SLP, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2854 2       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2855 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2856 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2857 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2858 2       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2859 2       GS EMPLOYEE FUNDS 2000 GP, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2860 3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2861 3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2862 3         GS PIA 2000 EMPLOYEE FUND, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2863 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2864 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2865 3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2866 4           GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2867 2       GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2868 3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2869 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2870 2       GS FINANCE CORP.                                           525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2871 2       GS FINANCIAL SERVICES II, LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2872 3         AMAGANSETT ASSETS                                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2873 3         ASSET FUNDING COMPANY IV LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2874 3         GS FUNDING EUROPE                                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2875 4           AMAGANSETT FUNDING LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2876 4           AMAGANSETT II ASSETS LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2877 4           GS FUNDING EUROPE I LTD.                               551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2878 5             GS FUNDING EUROPE II LTD.                            551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2879 4           GS FUNDING EUROPE II LTD.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2880 2       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2881 2       GS FUND HOLDINGS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2882 2       GS FUNDING OPPORTUNITIES II LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2883 3         GS FUNDING OPPORTUNITIES LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2884 2       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2885 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
2886 4           GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2887 5             ADMIRAL GLOBAL & INTERNATIONAL SARL                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2888 6               ABP (JERSEY) LIMITED                               525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
2889 7                 ABP BONDS UK LIMITED                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2890 8                   ABP SUBHOLDINGS UK LIMITED                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2891 9                     ABPA HOLDINGS LIMITED                        551111 - Offices       London                 UNITED KINGDOM
                                                                        of Bank Holding                               (OTHER)
                                                                        Companies
2892 10                      ABP FINANCE PLC                            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2893 5             GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE     525990 - Other         Amsterdam              NETHERLANDS
                     U.A.                                               Financial Vehicles
2894 6               MATADOR INFRA B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2895 7                 RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE    525910 - Open-End      Mexico City            MEXICO
                           C.V.                                         Investment Funds
2896 5             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2897 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2898 5             GSIP GLOBAL ADVISORS 2006, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2899 6               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2900 5             GSIP I Mezzanine Global and International S.a r.l.   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2901 5             GSPX CARRIX LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2902 6               GSPX, L.P.                                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2903 6               PX 3, L.P.                                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2904 5             GSPX, L.P.                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2905 5             Kinder Morgan Holdco LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2906 5             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2907 5             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2908 2       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2909 2       GS GLOBAL INVESTMENTS, CO.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2910 3         GS GLOBAL INVESTMENTS UK, INC.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2911 4           COUNTY UK LIMITED                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2912 5             COUNTY FUNDING                                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
2913 6               COUNTY ASSETS LIMITED                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2914 2       GS GLOBAL MARKETS, INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2915 2       GS HUDSON FERRY HOLDINGS LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2916 3         HUDSON FERRY OWNER HOLDINGS LLC                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2917 4           HUDSON FERRY OWNER 1 LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2918 4           HUDSON FERRY OWNER 2 LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2919 3         HUDSON FERRY PARENT 1 LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2920 4           HUDSON FERRY OWNER HOLDINGS LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2921 3         HUDSON FERRY PARENT 2 LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2922 4           HUDSON FERRY PARENT 1 LLC                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2923 2       GS HULL HOLDING, INC.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2924 3         THE HULL GROUP, L.L.C.                                   551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2925 2       GS INDIA HOLDINGS (DELAWARE) L.L.C.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2926 3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2927 3         GS INDIA HOLDINGS L.P.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2928 2       GS INDIA HOLDINGS L.P.                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2929 2       GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2930 3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2931 3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2932 4           ADMIRAL INSTITUTIONAL S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2933 5             ABP (JERSEY) LIMITED                                 525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
2934 4           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2935 5             MATADOR INFRA B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles

2852 3         GOLDMAN SACHS EDMC INVESTORS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2853 2       GS EDMC INVESTORS SLP, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2854 2       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2855 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2856 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2857 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2858 2       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2859 2       GS EMPLOYEE FUNDS 2000 GP, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2860 3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2861 3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2862 3         GS PIA 2000 EMPLOYEE FUND, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2863 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2864 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2865 3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2866 4           GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2867 2       GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2868 3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2869 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2870 2       GS FINANCE CORP.                                           100        N/A

2871 2       GS FINANCIAL SERVICES II, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2872 3         AMAGANSETT ASSETS                                        100        N/A

2873 3         ASSET FUNDING COMPANY IV LIMITED                         100        N/A

2874 3         GS FUNDING EUROPE                                        100        N/A

2875 4           AMAGANSETT FUNDING LIMITED                             100        N/A

2876 4           AMAGANSETT II ASSETS LIMITED                           100        N/A

2877 4           GS FUNDING EUROPE I LTD.                               100        N/A


2878 5             GS FUNDING EUROPE II LTD.                            100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
2879 4           GS FUNDING EUROPE II LTD.                              100        N/A         This holding represents
                                                                                               ownership in Redeemable
                                                                                               shares.
2880 2       GS FINANCIAL SERVICES L.P. (DEL)                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2881 2       GS FUND HOLDINGS, L.L.C.

2882 2       GS FUNDING OPPORTUNITIES II LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2883 3         GS FUNDING OPPORTUNITIES LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2884 2       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2885 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
2886 4           GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2887 5             ADMIRAL GLOBAL & INTERNATIONAL SARL                  99         N/A

2888 6               ABP (JERSEY) LIMITED                               23         23

2889 7                 ABP BONDS UK LIMITED                           100        N/A

2890 8                   ABP SUBHOLDINGS UK LIMITED                   100        N/A

2891 9                     ABPA HOLDINGS LIMITED                      100        N/A


2892 10                      ABP FINANCE PLC                          100        N/A

2893 5             GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE     N/A        N/A         The direct holder is a
                     U.A.                                                                      Non-Managing Member.
2894 6               MATADOR INFRA B.V.                                 100        N/A

2895 7                 RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE  79         N/A
                           C.V.
2896 5             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2897 5             GS Lux Management Services S.a r.l.                  100        N/A

2898 5             GSIP GLOBAL ADVISORS 2006, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2899 6               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2900 5             GSIP I Mezzanine Global and International S.a r.l.   100        N/A

2901 5             GSPX CARRIX LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2902 6               GSPX, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2903 6               PX 3, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2904 5             GSPX, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2905 5             Kinder Morgan Holdco LLC                             25         N/A

2906 5             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2907 5             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     100        11

2908 2       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2909 2       GS GLOBAL INVESTMENTS, CO.                                 100        N/A

2910 3         GS GLOBAL INVESTMENTS UK, INC.                           100        N/A

2911 4           COUNTY UK LIMITED                                      100        100

2912 5             COUNTY FUNDING                                       100        N/A


2913 6               COUNTY ASSETS LIMITED                              100        N/A

2914 2       GS GLOBAL MARKETS, INC.                                    100        N/A

2915 2       GS HUDSON FERRY HOLDINGS LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2916 3         HUDSON FERRY OWNER HOLDINGS LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2917 4           HUDSON FERRY OWNER 1 LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2918 4           HUDSON FERRY OWNER 2 LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2919 3         HUDSON FERRY PARENT 1 LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2920 4           HUDSON FERRY OWNER HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2921 3         HUDSON FERRY PARENT 2 LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2922 4           HUDSON FERRY PARENT 1 LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2923 2       GS HULL HOLDING, INC.                                      100        N/A


2924 3         THE HULL GROUP, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2925 2       GS INDIA HOLDINGS (DELAWARE) L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2926 3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

2927 3         GS INDIA HOLDINGS L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

2928 2       GS INDIA HOLDINGS L.P.                                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2929 2       GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2930 3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2931 3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2932 4           ADMIRAL INSTITUTIONAL S.A.R.L.                         100        N/A

2933 5             ABP (JERSEY) LIMITED                                 23         23

2934 4           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2935 5             MATADOR INFRA B.V.                                   100        N/A

2936 4           GSPX, L.P.                                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2937 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2938 4           MATADOR GEN PAR B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2939 5             GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2940 4           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2941 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2942 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2943 4           ADMIRAL GLOBAL & INTERNATIONAL SARL                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2944 4           GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2945 5             GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2946 6               GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2947 7                 GSPX, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2948 7                 PX 3, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2949 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2950 4           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2951 4           GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2952 4           GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2953 5             GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2954 6               Kinder Morgan Holdco LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2955 4           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2956 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2957 5             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2958 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  525990 - Other         New York      NY       UNITED STATES
                       L.P.                                             Financial Vehicles
2959 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2960 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2961 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other         Fort Worth    TX       UNITED STATES
                             PARTNERSHIP                                Financial Vehicles
2962 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2963 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS          525990 - Other         New York      NY       UNITED STATES
                           DELAWARE, L.P.                               Financial Vehicles
2964 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2965 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2966 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2967 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2968 4           GSIP I Mezzanine Global and International S.a r.l.     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2969 4           GSIP INTERNATIONAL ADVISORS 2006, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2970 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND,     525990 - Other         George Town            CAYMAN ISLANDS
                     L.P.                                               Financial Vehicles
2971 2       GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2972 3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2973 3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2974 2       GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2975 3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2976 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
2977 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, L.P.                                             Financial Vehicles
2978 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A           525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
2979 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2980 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, LTD.                                             Financial Vehicles
2981 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I             525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
2982 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, L.P.                                             Financial Vehicles
2983 2       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2984 2       GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2985 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2986 4           GSIP GREENHOUSE, L.L.C.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2987 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
2988 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2989 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,    525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
2990 2       GS INVESTMENT STRATEGIES CANADA INC.                       523930 -               Toronto       ON       CANADA
                                                                        Investment Advice
2991 2       GS INVESTMENT STRATEGIES, LLC                              523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
2992 3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
2993 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   HOLDINGS OFFSHORE, L.P.                              Investment Funds
2994 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End      Wilmington    DE       UNITED STATES
                   HOLDINGS, L.P.                                       Investment Funds
2995 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          525910 - Open-End      Wilmington    DE       UNITED STATES
                   FUND, L.P.                                           Investment Funds
2996 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND HOLDINGS, L.P.                                Investment Funds
2997 5             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
2998 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
2999 4           GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3000 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3001 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE     525910 - Open-End      New York      NY       UNITED STATES
                   FUND, L.P.                                           Investment Funds
3002 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE     525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Investment Funds
3003 4           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3004 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             525910 - Open-End      George Town            CAYMAN ISLANDS
                   AGGREGATING FUND, L.P.                               Investment Funds
3005 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3006 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
3007 4           GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3008 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3009 4           GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3010 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3011 3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


3012 4           GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE         525910 - Open-End      George Town            CAYMAN ISLANDS
                   SUB-TRUST                                            Investment Funds
3013 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
3014 3         GS TDN Advisors, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3015 4           Goldman Sachs TDN Investors Offshore, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3016 3         LIBERTY HARBOR, LLC                                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3017 3         SCIOS INVESTMENT PARTNERS GP, LLC                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3018 4           SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3019 2       GS ISS ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2936 4           GSPX, L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2937 4           Kinder Morgan Holdco LLC                               25         N/A

2938 4           MATADOR GEN PAR B.V.                                   100        N/A

2939 5             GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2940 4           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2941 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       100        11

2942 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2943 4           ADMIRAL GLOBAL & INTERNATIONAL SARL                    99         N/A

2944 4           GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2945 5             GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2946 6               GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2947 7                 GSPX, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2948 7                 PX 3, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2949 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2950 4           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2951 4           GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2952 4           GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                100        N/A

2953 5             GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2954 6               Kinder Morgan Holdco LLC                           25         N/A

2955 4           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2956 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2957 5             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
2958 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
2959 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2960 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2961 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           100        11
                             PARTNERSHIP
2962 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2963 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS          N/A        N/A         The direct holder is a
                           DELAWARE, L.P.                                                      General Partner.
2964 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2965 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2966 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2967 4           GS Lux Management Services S.a r.l.                    100        N/A

2968 4           GSIP I Mezzanine Global and International S.a r.l.     100        N/A

2969 4           GSIP INTERNATIONAL ADVISORS 2006, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2970 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND,     N/A        N/A         The direct holder is a
                     L.P.                                                                      General Partner.
2971 2       GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2972 3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2973 3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2974 2       GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2975 3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2976 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
2977 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
2978 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A           N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         Limited Partner.
2979 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2980 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      100        N/A
                 FUND, LTD.
2981 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         Limited Partner.
2982 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
2983 2       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2984 2       GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.        100        N/A

2985 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2986 4           GSIP GREENHOUSE, L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2987 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
2988 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2989 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,    N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
2990 2       GS INVESTMENT STRATEGIES CANADA INC.                       100        N/A

2991 2       GS INVESTMENT STRATEGIES, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2992 3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2993 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     N/A        N/A         The direct holder is a
                   HOLDINGS OFFSHORE, L.P.                                                     General Partner.
2994 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
2995 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
2996 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND HOLDINGS, L.P.                                                       Limited Partner.
2997 5             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2998 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2999 4           GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3000 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3001 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3002 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE     N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         General Partner.
3003 4           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3004 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             N/A        N/A         The direct holder is a
                   AGGREGATING FUND, L.P.                                                      General Partner.
3005 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3006 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
3007 4           GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3008 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3009 4           GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3010 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3011 3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
3012 4           GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE         100        N/A
                   SUB-TRUST
3013 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
3014 3         GS TDN Advisors, L.L.C.                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
3015 4           Goldman Sachs TDN Investors Offshore, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3016 3         LIBERTY HARBOR, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3017 3         SCIOS INVESTMENT PARTNERS GP, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3018 4           SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3019 2       GS ISS ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3020 3         GOLDMAN SACHS ISS INVESTORS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3021 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
3022 2       GS JRVR OFFSHORE ADVISORS, INC.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3023 3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3024 2       GS KMI ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3025 3         GOLDMAN SACHS KMI INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3026 2       GS KMI INVESTORS SLP, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3027 2       GS LEG INVESTORS (EURO) COMPANY                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3028 3         LANCASTER COINVESTORS A S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3029 4           RESTIO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3030 3         LANCASTER COINVESTORS S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3031 4           RESTIO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3032 2       GS LEG INVESTORS COMPANY                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3033 3         LANCASTER COINVESTORS A S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3034 3         LANCASTER COINVESTORS S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3035 2       GS LENDING PARTNERS HOLDINGS LLC                           525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3036 3         GOLDMAN SACHS LENDING PARTNERS LLC                       522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
3037 2       GS LOAN PARTNERS I ADVISORS, LTD.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3038 3         GS LOAN PARTNERS I, L.P.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3039 4           GSLP I OFFSHORE INVESTMENT FUND A, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3040 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3041 5             GSLP I OFFSHORE A S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3042 6               GSLP I OFFSHORE A (BRENNTAG) S.A R.L.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3043 5             GSLP I OFFSHORE HOLDINGS FUND A, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3044 3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3045 3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3046 2       GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3047 2       GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3048 3         GS LOAN PARTNERS I OFFSHORE B, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3049 4           GSLP I OFFSHORE INVESTMENT FUND B, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3050 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3051 5             GSLP I OFFSHORE B S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3052 6               GSLP I Offshore B (Brenntag) S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3053 5             GSLP I OFFSHORE HOLDINGS FUND B, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3054 3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3055 3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3056 2       GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3057 3         GS LOAN PARTNERS I OFFSHORE C, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3058 4           GSLP I OFFSHORE INVESTMENT FUND C, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3059 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3060 5             GSLP I OFFSHORE C S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3061 6               GSLP I Offshore C (Brenntag) S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3062 5             GSLP I OFFSHORE HOLDINGS FUND C, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3063 3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3064 3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3065 2       GS LOAN PARTNERS I OFFSHORE B, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3066 2       GS LOAN PARTNERS I OFFSHORE C, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3067 2       GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3068 3         GS LOAN PARTNERS I ONSHORE, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3069 2       GS LOAN PARTNERS I ONSHORE, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3070 2       GS LOAN PARTNERS I, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3071 2       GS LVB ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3072 3         GS LVB CO-INVEST, L.P.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3073 4           LVB ACQUISITION HOLDING, LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3074 2       GS MBA INVESTOR LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3075 2       GS MBEYE ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3076 3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3077 2       GS MEHETIA CORP.                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3078 3         GS MEHETIA PARTNERSHIP LP                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3079 4           MEHETIA HOLDINGS INC.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3080 3         MEHETIA HOLDINGS INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3081 2       GS MEHETIA LLC                                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3082 3         GS MEHETIA PARTNERSHIP LP                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3083 3         MEHETIA HOLDINGS INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3084 2       GS MEZZANINE ADVISORS 2006, L.L.C.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3085 3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3086 3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3087 3         GS MEZZANINE PARTNERS 2006, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3088 2       GS MEZZANINE ADVISORS II, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3089 3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3090 3         GS MEZZANINE PARTNERS II, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3091 2       GS MEZZANINE ADVISORS III, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3092 3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3093 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3094 5             GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3095 6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3096 6               GSMP 3 S.A.R.L.                                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3097 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3098 3         GS MEZZANINE PARTNERS III, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3099 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3100 5             GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3101 6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3102 6               GSMP 3 ONSHORE S.A.R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3103 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3020 3         GOLDMAN SACHS ISS INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3021 4           FS Invest S.a r.l.                                     44         N/A

3022 2       GS JRVR OFFSHORE ADVISORS, INC.                            100        N/A

3023 3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3024 2       GS KMI ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3025 3         GOLDMAN SACHS KMI INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3026 2       GS KMI INVESTORS SLP, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3027 2       GS LEG INVESTORS (EURO) COMPANY                            100        N/A

3028 3         LANCASTER COINVESTORS A S.A R.L.                         100        N/A

3029 4           RESTIO B.V.                                            100        N/A

3030 3         LANCASTER COINVESTORS S.A R.L.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3031 4           RESTIO B.V.                                            100        N/A

3032 2       GS LEG INVESTORS COMPANY                                   100        N/A

3033 3         LANCASTER COINVESTORS A S.A R.L.                         100        N/A

3034 3         LANCASTER COINVESTORS S.A R.L.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3035 2       GS LENDING PARTNERS HOLDINGS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3036 3         GOLDMAN SACHS LENDING PARTNERS LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3037 2       GS LOAN PARTNERS I ADVISORS, LTD.                          100        N/A

3038 3         GS LOAN PARTNERS I, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3039 4           GSLP I OFFSHORE INVESTMENT FUND A, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3040 5             GS Lux Management Services S.a r.l.                  100        N/A

3041 5             GSLP I OFFSHORE A S.A.R.L.                           100        N/A

3042 6               GSLP I OFFSHORE A (BRENNTAG) S.A R.L.              100        N/A

3043 5             GSLP I OFFSHORE HOLDINGS FUND A, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3044 3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3045 3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3046 2       GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3047 2       GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.               100        N/A

3048 3         GS LOAN PARTNERS I OFFSHORE B, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3049 4           GSLP I OFFSHORE INVESTMENT FUND B, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3050 5             GS Lux Management Services S.a r.l.                  100        N/A

3051 5             GSLP I OFFSHORE B S.A.R.L.                           100        N/A

3052 6               GSLP I Offshore B (Brenntag) S.a r.l.              100        N/A

3053 5             GSLP I OFFSHORE HOLDINGS FUND B, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3054 3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3055 3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3056 2       GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.               100        N/A

3057 3         GS LOAN PARTNERS I OFFSHORE C, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3058 4           GSLP I OFFSHORE INVESTMENT FUND C, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3059 5             GS Lux Management Services S.a r.l.                  100        N/A

3060 5             GSLP I OFFSHORE C S.A R.L.                           100        N/A

3061 6               GSLP I Offshore C (Brenntag) S.a r.l.              100        N/A

3062 5             GSLP I OFFSHORE HOLDINGS FUND C, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3063 3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3064 3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3065 2       GS LOAN PARTNERS I OFFSHORE B, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3066 2       GS LOAN PARTNERS I OFFSHORE C, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3067 2       GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3068 3         GS LOAN PARTNERS I ONSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3069 2       GS LOAN PARTNERS I ONSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3070 2       GS LOAN PARTNERS I, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3071 2       GS LVB ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3072 3         GS LVB CO-INVEST, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3073 4           LVB ACQUISITION HOLDING, LLC                           24         N/A

3074 2       GS MBA INVESTOR LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3075 2       GS MBEYE ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3076 3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3077 2       GS MEHETIA CORP.                                           100        N/A

3078 3         GS MEHETIA PARTNERSHIP LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3079 4           MEHETIA HOLDINGS INC.                                  100        N/A

3080 3         MEHETIA HOLDINGS INC.                                    100        N/A

3081 2       GS MEHETIA LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3082 3         GS MEHETIA PARTNERSHIP LP                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3083 3         MEHETIA HOLDINGS INC.                                    100        N/A

3084 2       GS MEZZANINE ADVISORS 2006, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3085 3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3086 3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3087 3         GS MEZZANINE PARTNERS 2006, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3088 2       GS MEZZANINE ADVISORS II, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3089 3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3090 3         GS MEZZANINE PARTNERS II, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3091 2       GS MEZZANINE ADVISORS III, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3092 3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3093 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3094 5             GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3095 6               ALCHEMY HOLDING S.A.R.L.                           99         96

3096 6               GSMP 3 S.A.R.L.                                    100        N/A

3097 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3098 3         GS MEZZANINE PARTNERS III, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3099 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3100 5             GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3101 6               ALCHEMY HOLDING S.A.R.L.                           99         96

3102 6               GSMP 3 ONSHORE S.A.R.L.                            100        N/A

3103 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                        t                       Limited Partner.

3104 2       GS MEZZANINE ADVISORS V, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3105 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3106 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3107 3         GS MEZZANINE PARTNERS V, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3108 2       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3109 2       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3110 2       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3111 2       GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3112 2       GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3113 2       GS MEZZANINE PARTNERS 2006, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3114 2       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3115 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3116 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3117 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3118 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3119 3         GS MEZZANINE PARTNERS III, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3120 2       GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3121 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3122 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3123 3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3124 4           GS MEZZANINE PARTNERS III PIA FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3125 3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3126 2       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3127 2       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3128 2       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3129 2       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3130 2       GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3131 2       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3132 2       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3133 2       GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3134 3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
3135 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3136 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3137 2       GS MEZZANINE PARTNERS V PIA FUND, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3138 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3139 3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3140 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3141 2       GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3142 2       GS MEZZANINE PARTNERS V, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3143 2       GS MORTGAGE DERIVATIVES, INC.                              523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
3144 2       GS MORTGAGE SECURITIES CORP.                               522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3145 2       GS MORTGAGE SECURITIES CORPORATION II                      522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3146 2       GS NEW MARKETS FUND PNR, INC.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3147 3         GS NEW MARKETS FUND, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3148 2       GS NEW MARKETS FUND, LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3149 2       GS OPPORTUNITY ADVISORS, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3150 3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3151 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3152 4           GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3153 5             GYMBO HOLDINGS, L.P.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3154 4           GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3155 4           GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3156 5             PAPERCO INVESTMENTS, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3157 4           GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3158 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3159 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3160 3         GS OPPORTUNITY PARTNERS, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3161 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3162 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3163 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3164 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3165 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3166 2       GS Opportunity Advisors, Ltd.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3167 3         GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3168 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3169 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3170 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3171 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3172 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3173 3         GS Opportunity Partners Offshore - B, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3174 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3175 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3176 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3177 4           PAPERCO HOLDINGS II, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3178 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3179 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3180 2       GS PCP CORE PLUS 2002 GP, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3181 3         GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3182 4           GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3183 2       GS PE CSEC OFFSHORE HOLDINGS, L.P.                         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3184 3         GS VAN GOGH LUX I S.A R.L.                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3185 3         GS VAN GOGH LUX II S.A R.L.                              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3186 3         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3187 2       GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3104 2       GS MEZZANINE ADVISORS V, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3105 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3106 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3107 3         GS MEZZANINE PARTNERS V, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3108 2       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3109 2       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3110 2       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3111 2       GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3112 2       GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3113 2       GS MEZZANINE PARTNERS 2006, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3114 2       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3115 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3116 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3117 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3118 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3119 3         GS MEZZANINE PARTNERS III, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3120 2       GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3121 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3122 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3123 3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3124 4           GS MEZZANINE PARTNERS III PIA FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3125 3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3126 2       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3127 2       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3128 2       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3129 2       GS MEZZANINE PARTNERS III, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3130 2       GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3131 2       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3132 2       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3133 2       GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.            100        N/A

3134 3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
3135 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3136 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3137 2       GS MEZZANINE PARTNERS V PIA FUND, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3138 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.     44         N/A

3139 3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3140 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3141 2       GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3142 2       GS MEZZANINE PARTNERS V, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3143 2       GS MORTGAGE DERIVATIVES, INC.                              100        N/A



3144 2       GS MORTGAGE SECURITIES CORP.                               100        N/A





3145 2       GS MORTGAGE SECURITIES CORPORATION II                      100        N/A





3146 2       GS NEW MARKETS FUND PNR, INC.                              100        N/A

3147 3         GS NEW MARKETS FUND, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3148 2       GS NEW MARKETS FUND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3149 2       GS OPPORTUNITY ADVISORS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3150 3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3151 4           BLADERUNNER S.A.R.L.                                   100        N/A


3152 4           GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3153 5             GYMBO HOLDINGS, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3154 4           GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3155 4           GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3156 5             PAPERCO INVESTMENTS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3157 4           GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3158 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3159 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3160 3         GS OPPORTUNITY PARTNERS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3161 4           BLADERUNNER S.A.R.L.                                   100        N/A


3162 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3163 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3164 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3165 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3166 2       GS Opportunity Advisors, Ltd.                              100        N/A


3167 3         GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3168 4           BLADERUNNER S.A.R.L.                                   100        N/A


3169 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3170 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3171 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3172 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3173 3         GS Opportunity Partners Offshore - B, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3174 4           BLADERUNNER S.A.R.L.                                   100        N/A


3175 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3176 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3177 4           PAPERCO HOLDINGS II, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3178 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3179 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3180 2       GS PCP CORE PLUS 2002 GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3181 3         GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3182 4           GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3183 2       GS PE CSEC OFFSHORE HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3184 3         GS VAN GOGH LUX I S.A R.L.                               100        N/A

3185 3         GS VAN GOGH LUX II S.A R.L.                              100        N/A

3186 3         GSV HEYDEN HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3187 2       GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3188 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III,    525990 - Other         New York      NY       UNITED STATES
                 LLC                                                    Financial Vehicles
3189 2       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3190 2       GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3191 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3192 2       GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3193 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI,     525990 - Other         New York      NY       UNITED STATES
                 LLC                                                    Financial Vehicles
3194 4           Goldman Sachs Private Equity Group Master Fund VI, LLC 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3195 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3196 6               GOLDMAN SACHS PRIVATE EQUITY PARTNERS X            525990 - Other         George Town            CAYMAN ISLANDS
                       OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.   Financial Vehicles
3197 6               GS PEP SAFWAY HOLDINGS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3198 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3199 6               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3200 6               GSV ENERGY HOLDINGS, INC.                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3201 6               GSVA OFFSHORE HOLDINGS, INC.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3202 6               GSVF AHO INVESTMENTS CORP.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3203 5             VINTAGE FUND GSVA, L.P.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3204 6               GSVA HOLDINGS, L.P.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3205 2       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3206 2       GS PIA 2000 EMPLOYEE FUND, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3207 2       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3208 2       GS PIA ADVISORS I, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3209 3         GS PIA PARTNERS I, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3210 2       GS PIA PARTNERS I, L.P.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3211 2       GS POWER HOLDINGS LLC                                      523999 -               NEW YORK      NY       UNITED STATES
                                                                        Miscellaneous
                                                                        Financial Investment
                                                                        Activities
3212 3         COGENTRIX ENERGY, LLC                                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3213 4           COGENTRIX DELAWARE HOLDINGS, LLC                       551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3214 5             COGENTRIX EASTERN AMERICA, LLC                       551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3215 6               CEDAR POWER CORPORATION                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3216 7                 CEDAR I POWER CORPORATION                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3217 8                   CEDAR II POWER CORPORATION                     551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3218 9                     CEDAR BAY GENERATING COMPANY, LIMITED        22111 - Electric       Wilmington    DE       UNITED STATES
                             PARTNERSHIP                                Power Generation
3219 6               COGENTRIX POWER HOLDINGS II LLC                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3220 7                 COGENTRIX ENERGY POWER COMPANY LLC               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3221 8                   COGENTRIX SOLAR SERVICES, LLC                  551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3222 9                     APACHE SOLAR ENERGY, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3223 10                      SOLAR GEN 2 LLC                            551112 - Offices       Folsom        CA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3224 11                        SG2 IMPERIAL VALLEY LLC                  551112 - Offices       Folsom        CA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3225 9                     SOLAR INVESTMENTS I, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3226 10                      COGENTRIX OF ALAMOSA, LLC                  221119 - Other         Wilmington    DE       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3227 9                     SOLAR INVESTMENTS VI, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3228 9                     SOLAR INVESTMENTS VIII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3229 9                     SOLAR INVESTMENTS X, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3230 9                     SOLAR INVESTMENTS XI, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3231 9                     SOLAR INVESTMENTS XIII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3232 9                     SOLAR INVESTMENTS XIX, LLC                   221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3233 9                     SOLAR INVESTMENTS XV, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3234 9                     SOLAR INVESTMENTS XVI, LLC                   221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3235 9                     SOLAR INVESTMENTS XVII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3236 9                     SOLAR INVESTMENTS XVIII, LLC                 221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3237 9                     SOLAR INVESTMENTS XX, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3238 9                     SOLAR LAND HOLDINGS LLC                      221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3239 9                     SUNRAY ENERGY, INC.                          221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3240 8                   JMCS I HOLDINGS, INC.                          551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3241 8                   RAPTOR HOLDINGS COMPANY                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3242 9                     GRAY HAWK POWER CORPORATION                  551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3243 10                      CEDAR BAY COGENERATION, INC.               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3244 11                        CEDAR BAY GENERATING COMPANY, LIMITED    22111 - Electric       Wilmington    DE       UNITED STATES
                                 PARTNERSHIP                            Power Generation
3245 5             COGENTRIX ENERGY POWER MARKETING, INC.               221122 - Electric      Charlotte     NC       UNITED STATES
                                                                        power broker
3246 5             COGENTRIX FIELD SERVICES, LLC                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3247 6               CI, LLC                                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3248 7                 CI PROPERTIES, INC.                              531390 - Other         Charlotte     NC       UNITED STATES
                                                                        activities related
                                                                        to real estate
3249 7                 COGENTRIX-MEXICO, INC.                           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3250 5             COGENTRIX FUELS MANAGEMENT, INC.                     22111 - Electric       Charlotte     NC       UNITED STATES
                                                                        Power Generation
3251 5             COGENTRIX PARTS COMPANY, INC.                        22111 - Electric       Charlotte     NC       UNITED STATES
                                                                        Power Generation
3252 5             COGENTRIX ZYDECO, LLC                                211111 - Development   Charlotte     NC       UNITED STATES
                                                                        of Coal Gasification
                                                                        Project
3253 5             SOUTHAVEN POWER, LLC                                 525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
3254 4           COGENTRIX ENERGY MANAGEMENT SERVICES, LLC              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3255 4           COGENTRIX INTERNATIONAL HOLDINGS, INC.                 551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3256 5             BASAT ELEKTRIK URETIM VE TICARET L.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3257 5             COGENTRIX INTERNATIONAL HOLDINGS, BV                 551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
3258 6               COGENTRIX MAURITIUS COMPANY                        551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3259 6               YELLOW SEA COGENERATION COMPANY, LTD.              551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3260 5             COGENTRIX INTERNATIONAL TURKEY I, LLC                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3261 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3262 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3263 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3264 5             COGENTRIX INTERNATIONAL TURKEY II, LLC               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3265 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3266 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3267 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3268 5             COGENTRIX INTERNATIONAL TURKEY III, LLC              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3269 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3270 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3271 5             COGENTRIX INTERNATIONAL UK LIMITED                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)

3188 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III,    N/A        N/A         The direct holder is a
                 LLC                                                                           Managing Member.
3189 2       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3190 2       GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3191 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V,      N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3192 2       GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3193 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI,     N/A        N/A         The direct holder is a
                 LLC                                                                           Managing Member.
3194 4           Goldman Sachs Private Equity Group Master Fund VI, LLC N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3195 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3196 6               GOLDMAN SACHS PRIVATE EQUITY PARTNERS X            100        N/A
                       OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.
3197 6               GS PEP SAFWAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3198 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3199 6               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3200 6               GSV ENERGY HOLDINGS, INC.                          99         N/A


3201 6               GSVA OFFSHORE HOLDINGS, INC.                       100        N/A


3202 6               GSVF AHO INVESTMENTS CORP.                         99         N/A

3203 5             VINTAGE FUND GSVA, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3204 6               GSVA HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3205 2       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3206 2       GS PIA 2000 EMPLOYEE FUND, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3207 2       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3208 2       GS PIA ADVISORS I, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3209 3         GS PIA PARTNERS I, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3210 2       GS PIA PARTNERS I, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3211 2       GS POWER HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


3212 3         COGENTRIX ENERGY, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3213 4           COGENTRIX DELAWARE HOLDINGS, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3214 5             COGENTRIX EASTERN AMERICA, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3215 6               CEDAR POWER CORPORATION                            100        N/A


3216 7                 CEDAR I POWER CORPORATION                        100        N/A


3217 8                   CEDAR II POWER CORPORATION                     100        N/A


3218 9                     CEDAR BAY GENERATING COMPANY, LIMITED        N/A        N/A         The direct holder is a
                             PARTNERSHIP                                                       General Partner.
3219 6               COGENTRIX POWER HOLDINGS II LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3220 7                 COGENTRIX ENERGY POWER COMPANY LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3221 8                   COGENTRIX SOLAR SERVICES, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3222 9                     APACHE SOLAR ENERGY, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3223 10                      SOLAR GEN 2 LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3224 11                        SG2 IMPERIAL VALLEY LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3225 9                     SOLAR INVESTMENTS I, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3226 10                      COGENTRIX OF ALAMOSA, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3227 9                     SOLAR INVESTMENTS VI, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3228 9                     SOLAR INVESTMENTS VIII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3229 9                     SOLAR INVESTMENTS X, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3230 9                     SOLAR INVESTMENTS XI, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3231 9                     SOLAR INVESTMENTS XIII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3232 9                     SOLAR INVESTMENTS XIX, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3233 9                     SOLAR INVESTMENTS XV, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3234 9                     SOLAR INVESTMENTS XVI, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3235 9                     SOLAR INVESTMENTS XVII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3236 9                     SOLAR INVESTMENTS XVIII, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3237 9                     SOLAR INVESTMENTS XX, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3238 9                     SOLAR LAND HOLDINGS LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3239 9                     SUNRAY ENERGY, INC.                          100        N/A


3240 8                   JMCS I HOLDINGS, INC.                          100        N/A


3241 8                   RAPTOR HOLDINGS COMPANY                        100        N/A


3242 9                     GRAY HAWK POWER CORPORATION                  100        N/A


3243 10                      CEDAR BAY COGENERATION, INC.               100        N/A


3244 11                        CEDAR BAY GENERATING COMPANY, LIMITED    N/A        N/A         The direct holder is a
                                 PARTNERSHIP                                                   General Partner.
3245 5             COGENTRIX ENERGY POWER MARKETING, INC.               100        N/A

3246 5             COGENTRIX FIELD SERVICES, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3247 6               CI, LLC                                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3248 7                 CI PROPERTIES, INC.                              100        N/A


3249 7                 COGENTRIX-MEXICO, INC.                           100        N/A


3250 5             COGENTRIX FUELS MANAGEMENT, INC.                     100        N/A

3251 5             COGENTRIX PARTS COMPANY, INC.                        100        N/A

3252 5             COGENTRIX ZYDECO, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3253 5             SOUTHAVEN POWER, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3254 4           COGENTRIX ENERGY MANAGEMENT SERVICES, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3255 4           COGENTRIX INTERNATIONAL HOLDINGS, INC.                 100        N/A


3256 5             BASAT ELEKTRIK URETIM VE TICARET L.S.                100        N/A


3257 5             COGENTRIX INTERNATIONAL HOLDINGS, BV                 100        N/A


3258 6               COGENTRIX MAURITIUS COMPANY                        100        N/A


3259 6               YELLOW SEA COGENERATION COMPANY, LTD.              100        N/A


3260 5             COGENTRIX INTERNATIONAL TURKEY I, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3261 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3262 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3263 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3264 5             COGENTRIX INTERNATIONAL TURKEY II, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3265 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3266 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3267 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3268 5             COGENTRIX INTERNATIONAL TURKEY III, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3269 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3270 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3271 5             COGENTRIX INTERNATIONAL UK LIMITED                   100        N/A

3272 6               ETI ELEKTRIK URETIM, A.S.                          221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3273 7                 BASAT ELEKTRIK URETIM VE TICARET L.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3274 7                 DERTON ELEKTRIK URETIM VE TICARET A.S.           221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3275 7                 DORAT ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3276 7                 EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.    221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3277 7                 FIRAT ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3278 7                 KARET ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3279 7                 MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.     221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3280 7                 SONAT ELEKTRIK URETIM VE TICARET A.S.            221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3281 7                 UCGEN ENERJI ELEKTRIK URETIM L.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3282 7                 YADE ELEKTRIK URETIM VE TICARET L.S.             221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3283 5             COGENTRIX MAURITIUS COMPANY                          551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3284 5             COGENTRIX OF BRAZIL, INC.                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3285 5             DERTON ELEKTRIK URETIM VE TICARET A.S.               221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3286 5             DORAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3287 5             EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.        221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3288 5             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3289 5             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3290 5             MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.         221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3291 5             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3292 5             UCGEN ENERJI ELEKTRIK URETIM L.S.                    221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3293 5             YADE ELEKTRIK URETIM VE TICARET L.S.                 221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3294 4           COGENTRIX POWER HOLDINGS I LLC                         551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3295 5             COGENTRIX OPERATING SERVICES HOLDINGS, LLC           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3296 6               ALAMOSA OPERATING SERVICES, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3297 6               CEDAR BAY OPERATING SERVICES, LLC                  811310 -               Charlotte     NC       UNITED STATES
                                                                        Commercial and
                                                                        Industrial Machinery
                                                                        and Equipment (except
                                                                        Automotive and
                                                                        Electronic) Repair
                                                                        and Maintenance
3298 6               HOPEWELL OPERATING SERVICES, LLC                   551114 -               Charlotte     NC       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
3299 6               HOPEWELL OS, LLC                                   221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3300 6               PORTSMOUTH OPERATING SERVICES, LLC                 221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3301 6               RATHDRUM CONSTRUCTION COMPANY, INC.                525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
3302 6               SUNRAY OPERATING SERVICES, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3303 5             U.S OPERATING SERVICES HOLDINGS, LLC                 551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3304 6               USGEN HOLDINGS, LLC                                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3305 6               USOSC HOLDINGS, LLC                                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3306 4           COGENTRIX VIRGINIA FINANCING HOLDING COMPANY, LLC      551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3307 5             COGENTRIX VIRGINIA FINANCING, LLC                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3308 6               JAMES RIVER GENCO, LLC                             221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3309 6               PORTSMOUTH GENCO, LLC                              221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3310 4           COGENTRIX WIND HOLDINGS LLC                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3311 5             VIENTO DE PUERTO RICO, LLC                           221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3312 4           DEVELOPMENT LAND HOLDINGS LLC                          221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3313 4           NORTHAMPTON HOLDCO LLC                                 551112 - Offices       Needham       MA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3314 5             COGENTRIX/NORTHAMPTON, LLC                           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3315 6               NORTHAMPTON GENERATING COMPANY, L.P.               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3316 7                 NORTHAMPTON FUEL SUPPLY COMPANY, INC.            213113 - Culm Bank     Charlotte     NC       UNITED STATES
                                                                        Recovery, Coal, on
                                                                        a contract basis
3317 7                 NORTHAMPTON WATER SUPPLY, INC.                   221310 - Water         Charlotte     NC       UNITED STATES
                                                                        supply systems
3318 5             JAEGER II LLC                                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3319 6               NORTHAMPTON GENERATING COMPANY, L.P.               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3320 4           QUAIL BRUSH HOLDINGS, LLC                              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3321 5             QUAIL BRUSH GENCO, LLC                               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3322 4           SPECTRAWATT, INC.                                      523120 -               Hillsboro     OR       UNITED STATES
                                                                        Securities
                                                                        Brokerage
3323 3         COLOMBIAN NATURAL RESOURCES I, S.A.S.                    551112 - Offices       Bogota                 Colombia
                                                                        of Other Holding
                                                                        Companies
3324 3         MCEPF METRO I, INC.                                      551112 - Offices       Dover         DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3325 4           MITSI HOLDINGS LLC                                     551112 - Offices       Romulus       MI       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3326 3         MITSI HOLDINGS LLC                                       551112 - Offices       Romulus       MI       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3327 3         NATURAL RESOURCES INVESTMENTS S.L.                       551112 - Offices       Madrid                 SPAIN
                                                                        of Other Holding
                                                                        Companies
3328 2       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3329 3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3330 2       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3331 3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3332 2       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3333 3         GS PRIVATE EQUITY PARTNERS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3334 4           GS CAPITAL PARTNERS 2000, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3335 2       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3336 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND            525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, L.P.                                         Financial Vehicles
3337 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3338 4           EDUCATION MANAGEMENT CORPORATION                       525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3339 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing, Hosting
                                                                        and Related Services
3340 2       GS PS 90 MEMBER LLC                                        525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3341 2       GS RBD HOLDINGS I CORP.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3342 3         GS RBD HOLDINGS, L.P.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3343 4           OOO GOLDMAN SACHS                                      523120 -               Moscow                 RUSSIA
                                                                        Securities
                                                                        Brokerage
3344 2       GS RBD HOLDINGS II CORP.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3345 3         GS RBD HOLDINGS, L.P.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3346 2       GS RE HOLDINGS, INC.                                       524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3347 3         LONGMORE CREDIT SERVICES, LLC                            524298 - All Other     Southborough  MA       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3348 2       GS REA HOLDINGS, L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3349 3         GS REA GOLDENBRIDGE HOLDINGS LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3350 3         RELATED INVESTCO LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3351 2       GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3352 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    525990 - Other         George Town            CAYMAN ISLANDS
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3353 2       GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.   531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3354 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS             525990 - Other         George Town            CAYMAN ISLANDS
                 (CORPORATE) LIMITED PARTNERSHIP                        Financial Vehicles
3355 2       GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.        531390 - Other         George Town            CAYMAN ISLANDS
                                                                        activities related
                                                                        to real estate

3272 6               ETI ELEKTRIK URETIM, A.S.                          100        N/A


3273 7                 BASAT ELEKTRIK URETIM VE TICARET L.S.            100        N/A


3274 7                 DERTON ELEKTRIK URETIM VE TICARET A.S.           99         N/A


3275 7                 DORAT ELEKTRIK URETIM VE TICARET A.S.            91         N/A


3276 7                 EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.    100        N/A


3277 7                 FIRAT ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3278 7                 KARET ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3279 7                 MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.     100        N/A


3280 7                 SONAT ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3281 7                 UCGEN ENERJI ELEKTRIK URETIM L.S.                100        N/A


3282 7                 YADE ELEKTRIK URETIM VE TICARET L.S.             99         N/A


3283 5             COGENTRIX MAURITIUS COMPANY                          100        N/A


3284 5             COGENTRIX OF BRAZIL, INC.                            100        N/A


3285 5             DERTON ELEKTRIK URETIM VE TICARET A.S.               99         N/A


3286 5             DORAT ELEKTRIK URETIM VE TICARET A.S.                91         N/A


3287 5             EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.        100        N/A


3288 5             FIRAT ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3289 5             KARET ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3290 5             MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.         100        N/A


3291 5             SONAT ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3292 5             UCGEN ENERJI ELEKTRIK URETIM L.S.                    100        N/A


3293 5             YADE ELEKTRIK URETIM VE TICARET L.S.                 99         N/A


3294 4           COGENTRIX POWER HOLDINGS I LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3295 5             COGENTRIX OPERATING SERVICES HOLDINGS, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3296 6               ALAMOSA OPERATING SERVICES, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3297 6               CEDAR BAY OPERATING SERVICES, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.





3298 6               HOPEWELL OPERATING SERVICES, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.



3299 6               HOPEWELL OS, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3300 6               PORTSMOUTH OPERATING SERVICES, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3301 6               RATHDRUM CONSTRUCTION COMPANY, INC.                100        N/A

3302 6               SUNRAY OPERATING SERVICES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3303 5             U.S OPERATING SERVICES HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3304 6               USGEN HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3305 6               USOSC HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3306 4           COGENTRIX VIRGINIA FINANCING HOLDING COMPANY, LLC      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3307 5             COGENTRIX VIRGINIA FINANCING, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3308 6               JAMES RIVER GENCO, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3309 6               PORTSMOUTH GENCO, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3310 4           COGENTRIX WIND HOLDINGS LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3311 5             VIENTO DE PUERTO RICO, LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3312 4           DEVELOPMENT LAND HOLDINGS LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3313 4           NORTHAMPTON HOLDCO LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3314 5             COGENTRIX/NORTHAMPTON, LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3315 6               NORTHAMPTON GENERATING COMPANY, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.

3316 7                 NORTHAMPTON FUEL SUPPLY COMPANY, INC.            100        N/A


3317 7                 NORTHAMPTON WATER SUPPLY, INC.                   100        N/A

3318 5             JAEGER II LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3319 6               NORTHAMPTON GENERATING COMPANY, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3320 4           QUAIL BRUSH HOLDINGS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3321 5             QUAIL BRUSH GENCO, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3322 4           SPECTRAWATT, INC.                                      30         N/A


3323 3         COLOMBIAN NATURAL RESOURCES I, S.A.S.                    100        N/A


3324 3         MCEPF METRO I, INC.                                      100        N/A


3325 4           MITSI HOLDINGS LLC                                     97         2


3326 3         MITSI HOLDINGS LLC                                       97         2


3327 3         NATURAL RESOURCES INVESTMENTS S.L.                       100        N/A


3328 2       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3329 3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3330 2       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                100        N/A

3331 3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3332 2       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3333 3         GS PRIVATE EQUITY PARTNERS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3334 4           GS CAPITAL PARTNERS 2000, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3335 2       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3336 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND            N/A        N/A         The direct holder is a
                 OFFSHORE, L.P.                                                                General Partner.
3337 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3338 4           EDUCATION MANAGEMENT CORPORATION                       42         N/A

3339 4           SUNGARD CAPITAL CORP.                                  10         N/A         Class L


3340 2       GS PS 90 MEMBER LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3341 2       GS RBD HOLDINGS I CORP.                                    100        N/A


3342 3         GS RBD HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3343 4           OOO GOLDMAN SACHS                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3344 2       GS RBD HOLDINGS II CORP.                                   100        N/A


3345 3         GS RBD HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.

3346 2       GS RE HOLDINGS, INC.                                       100        N/A


3347 3         LONGMORE CREDIT SERVICES, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3348 2       GS REA HOLDINGS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3349 3         GS REA GOLDENBRIDGE HOLDINGS LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3350 3         RELATED INVESTCO LLC                                     12         N/A

3351 2       GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3352 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3353 2       GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3354 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS             N/A        N/A         The direct holder is a
                 (CORPORATE) LIMITED PARTNERSHIP                                               General Partner.
3355 2       GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.        100        N/A

3356 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)    525990 - Other         New York      NY       UNITED STATES
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3357 2       GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3358 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      525990 - Other         New York      NY       UNITED STATES
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3359 2       GS REALTY INCOME ADVISORS, L.L.C. 2002                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3360 3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3361 2       GS RISK ADVISORS, INC.                                     524210 - Insurance     NEW YORK      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
3362 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
3363 3         GOLDMAN SACHS RISK ADVISORS, L.P.                        524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3364 2       GS SECURED GUARANTY COMPANY LIMITED                        524126 - Direct        Hamilton               BERMUDA
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
3365 2       GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE    523120 -               Mexico City            MEXICO
               CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO          Securities Brokerage
               MULTIPLE, ENTIDAD NO REGULADA
3366 2       GS SITE 25 HOTEL HOLDINGS, LLC                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3367 3         GS SITE 25 HOTEL, LLC                                    531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
3368 2       GS SITE 25 RETAIL HOLDINGS, LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3369 3         GS SITE 25 RETAIL, LLC                                   531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
3370 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3371 3         GSSOAF HOLDING COMPANY                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3372 4           ASO DWCS CAYMAN LLC                                    523991 - Trust,        George Town            CAYMAN ISLANDS
                                                                        Fiduciary, and
                                                                        Custody Activities
3373 4           ASO I (MAURITIUS) LIMITED                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
3374 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3375 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3376 2       GS TAX CREDIT SLP LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3377 2       GS TDN Advisors, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3378 2       GS TXU ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3379 3         GOLDMAN SACHS TXU INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3380 2       GS TXU OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3381 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3382 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3383 4           GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3384 2       GS UDC 114TH STREET MEMBER LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3385 2       GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3386 3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3387 3         GS VINTAGE II EMPLOYEE FUND, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3388 2       GS YES ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3389 2       GSAM - THL ACCESS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3390 3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3391 4           THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3392 4           THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3393 4           THL EQUITY FUND VI - GS ACCESS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3394 3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3395 2       GSAM GEN-PAR II, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3396 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3397 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3398 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3399 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3400 5             GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3401 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3402 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3403 3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3404 4           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices       New York      NY       UNITED STATES
                   L.P.                                                 of Other Holding
                                                                        Companies
3405 4           GOLDMAN SACHS PETERSHILL FUND, L.P.                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3406 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
3407 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3408 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3409 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3410 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3411 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3412 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3413 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3414 5             Goldman Sachs Petershill U.S. IM (Lombardi)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3415 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3416 4           GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3417 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
3418 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3419 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3420 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3421 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3422 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3423 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3424 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3425 5             Goldman Sachs Petershill U.S. IM (Lombardi)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3426 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3427 3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3428 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other         George Town            CAYMAN ISLANDS
                   (CAYMAN), L.P.                                       Financial Vehicles
3429 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3430 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3431 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3432 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3433 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         551112 - Offices       New York      NY       UNITED STATES
                     FUND, L.P.                                         of Other Holding
                                                                        Companies
3434 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3435 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               525990 - Other         New York      NY       UNITED STATES
                     (PALMEIRO) HOLDINGS CORP.                          Financial Vehicles
3436 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      525910 - Open-End      New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Investment Funds
3437 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS      525990 - Other         George Town            CAYMAN ISLANDS
                     (CAYMAN), L.P.                                     Financial Vehicles
3438 5             GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Investment Funds
3439 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles

3356 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)    N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3357 2       GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3358 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3359 2       GS REALTY INCOME ADVISORS, L.L.C. 2002                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3360 3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3361 2       GS RISK ADVISORS, INC.                                     100        N/A


3362 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  100        N/A


3363 3         GOLDMAN SACHS RISK ADVISORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.

3364 2       GS SECURED GUARANTY COMPANY LIMITED                        100        N/A



3365 2       GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE    100        N/A
               CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO
               MULTIPLE, ENTIDAD NO REGULADA
3366 2       GS SITE 25 HOTEL HOLDINGS, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3367 3         GS SITE 25 HOTEL, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3368 2       GS SITE 25 RETAIL HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3369 3         GS SITE 25 RETAIL, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3370 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3371 3         GSSOAF HOLDING COMPANY                                   100        N/A

3372 4           ASO DWCS CAYMAN LLC                                    100        N/A


3373 4           ASO I (MAURITIUS) LIMITED                              100        100

3374 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.        100        N/A

3375 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3376 2       GS TAX CREDIT SLP LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3377 2       GS TDN Advisors, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3378 2       GS TXU ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3379 3         GOLDMAN SACHS TXU INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3380 2       GS TXU OFFSHORE ADVISORS, INC.                             100        N/A

3381 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3382 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3383 4           GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3384 2       GS UDC 114TH STREET MEMBER LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3385 2       GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3386 3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3387 3         GS VINTAGE II EMPLOYEE FUND, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3388 2       GS YES ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3389 2       GSAM - THL ACCESS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3390 3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3391 4           THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3392 4           THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3393 4           THL EQUITY FUND VI - GS ACCESS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3394 3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3395 2       GSAM GEN-PAR II, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3396 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS,      N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3397 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3398 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       100        N/A
                 ADVISORS, INC.
3399 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3400 5             GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND       N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3401 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       100        N/A
                 HOLDINGS ADVISORS, INC.
3402 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3403 3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3404 4           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.

3405 4           GOLDMAN SACHS PETERSHILL FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3406 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     100        N/A
                     LTD.

3407 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3408 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      100        N/A
                     HOLDINGS, LTD.
3409 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       100        N/A
                     HOLDINGS, LTD.
3410 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3411 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             100        N/A
                     HOLDINGS, LTD.
3412 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            100        N/A
                     HOLDINGS LTD.
3413 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3414 5             Goldman Sachs Petershill U.S. IM (Lombardi)          100        N/A
                     Holdings, Ltd.
3415 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          100        N/A
                     Holdings, Ltd.
3416 4           GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3417 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     100        N/A
                     LTD.

3418 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3419 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      100        N/A
                     HOLDINGS, LTD.
3420 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       100        N/A
                     HOLDINGS, LTD.
3421 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3422 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             100        N/A
                     HOLDINGS, LTD.
3423 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            100        N/A
                     HOLDINGS LTD.
3424 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3425 5             Goldman Sachs Petershill U.S. IM (Lombardi)          100        N/A
                     Holdings, Ltd.
3426 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          100        N/A
                     Holdings, Ltd.
3427 3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.    100        N/A

3428 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        N/A        N/A         The direct holder is a
                   (CAYMAN), L.P.                                                              General Partner.
3429 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3430 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3431 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3432 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3433 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.

3434 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       100        N/A
                     HOLDINGS CORP.
3435 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               100        N/A
                     (PALMEIRO) HOLDINGS CORP.
3436 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      100        N/A
                     HOLDINGS CORP.
3437 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS      N/A        N/A         The direct holder is a
                     (CAYMAN), L.P.                                                            Limited Partner.
3438 5             GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND        N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3439 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            100        N/A
                     HOLDINGS, LTD.

3440 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)    525990 - Other         George Town            CAYMAN ISLANDS
                       HOLDINGS, LTD.                                   Financial Vehicles
3441 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3442 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)     525990 - Other         George Town            CAYMAN ISLANDS
                       HOLDINGS, LTD.                                   Financial Vehicles
3443 5             Goldman Sachs Petershill Fund Offshore (Lombardi)    525910 - Open-End      New York      NY       UNITED STATES
                     Holdings Corp.                                     Investment Funds
3444 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          525910 - Open-End      George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Investment Funds
3445 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3446 5             Goldman Sachs Petershill Non-U.S. Holdings I, Ltd.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3447 4           GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3448 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         551112 - Offices       New York      NY       UNITED STATES
                     FUND, L.P.                                         of Other Holding
                                                                        Companies
3449 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3450 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)    525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3451 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      525910 - Open-End      New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Investment Funds
3452 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS (CAYMAN), L.P.                            Financial Vehicles
3453 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3454 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3455 5             Goldman Sachs Petershill Fund Offshore               525910 - Open-End      New York      NY       UNITED STATES
                     (Lombardi) Holdings Corp.                          Investment Funds
3456 4           Goldman Sachs Petershill Non-U.S. Holdings             525990 - Other         George Town            CAYMAN ISLANDS
                   (Trueman) III, L.P.                                  Financial Vehicles
3457 2       GSAM GEN-PAR, L.L.C.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3458 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE   525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS, INC.                                         Financial Vehicles
3459 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3460 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS            525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, INC.                                         Financial Vehicles
3461 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND              525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3462 5             GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND            525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3463 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3464 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3465 3         GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND   525990 - Other         New York      NY       UNITED STATES
                 II GP, LLC                                             Financial Vehicles
3466 4           GOLDMAN SACHS CONCENTRATED MEZZANINE AND               525990 - Other         New York      NY       UNITED STATES
                   DISTRESSED FUND II, L.P.                             Financial Vehicles
3467 5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3468 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),    525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3469 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3470 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3471 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3472 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3473 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3474 5             GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3475 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3476 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3477 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,     525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3478 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3479 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3480 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3481 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3482 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3483 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3484 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3485 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE       525990 - Other         New York      NY       UNITED STATES
                 FUNDS GP, L.L.C.                                       Financial Vehicles
3486 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE HOLDINGS, L.P.                              Financial Vehicles
3487 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
3488 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3489 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
3490 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3491 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3492 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3493 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3494 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3495 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3496 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3497 5             GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3498 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS        525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3499 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3500 3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE         525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3501 4           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3502 4           GOLDMAN SACHS PALMETTO STATE FUND A, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3503 5             GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3504 4           GOLDMAN SACHS PALMETTO STATE FUND B, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3505 5             GOLDMAN SACHS YES INVESTORS, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3506 5             GS LOAN PARTNERS I ONSHORE, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3507 3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3508 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3509 3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3510 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3511 3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3512 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3513 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3514 3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3515 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT    525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3516 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3517 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3518 3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3519 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER   525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3520 3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3521 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3522 3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3523 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles

3440 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)    CAYMAN ISLANDS 100        N/A
                       HOLDINGS, LTD.
3441 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3442 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)     CAYMAN ISLANDS 100        N/A
                       HOLDINGS, LTD.
3443 5             Goldman Sachs Petershill Fund Offshore (Lombardi)    UNITED STATES  100        N/A
                     Holdings Corp.
3444 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3445 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3446 5             Goldman Sachs Petershill Non-U.S. Holdings I, Ltd.   CAYMAN ISLANDS 100        N/A

3447 4           GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3448 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         UNITED STATES  N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                               Limited Partner.

3449 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       UNITED STATES  100        N/A
                     HOLDINGS CORP.
3450 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)    UNITED STATES  100        N/A
                     HOLDINGS CORP.
3451 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      UNITED STATES  100        N/A
                     HOLDINGS CORP.
3452 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     HOLDINGS (CAYMAN), L.P.                                                                  Limited Partner.
3453 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3454 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3455 5             Goldman Sachs Petershill Fund Offshore               UNITED STATES  100        N/A
                     (Lombardi) Holdings Corp.
3456 4           Goldman Sachs Petershill Non-U.S. Holdings             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   (Trueman) III, L.P.                                                                        General Partner.
3457 2       GSAM GEN-PAR, L.L.C.                                       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Non-Managing Member.
3458 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE   CAYMAN ISLANDS 100        N/A
                 HOLDINGS, INC.
3459 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3460 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS            CAYMAN ISLANDS 100        N/A
                 OFFSHORE, INC.
3461 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND              CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3462 5             GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND            CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                                  Limited Partner.
3463 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3464 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.        UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3465 3         GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND   UNITED STATES  N/A        N/A         The direct holder is a
                 II GP, LLC                                                                                   Managing Member.
3466 4           GOLDMAN SACHS CONCENTRATED MEZZANINE AND               UNITED STATES  N/A        N/A         The direct holder is a
                   DISTRESSED FUND II, L.P.                                                                   General Partner.
3467 5             GS MEZZANINE PARTNERS V, L.P.                        UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3468 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),    UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3469 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.      UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3470 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II,      UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3471 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.   UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3472 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3473 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3474 5             GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II       CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                                  Limited Partner.
3475 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3476 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3477 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,     UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3478 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3479 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3480 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3481 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3482 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3483 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS,      UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3484 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.   UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3485 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE       UNITED STATES  N/A        N/A         The direct holder is a
                 FUNDS GP, L.L.C.                                                                             Managing Member.
3486 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   EMPLOYEE HOLDINGS, L.P.                                                                    General Partner.
3487 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     CAYMAN ISLANDS 100        N/A
                   FUND OFFSHORE, LTD.
3488 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3489 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       CAYMAN ISLANDS 100        N/A
                   FUND OFFSHORE, LTD.
3490 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3491 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3492 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3493 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3494 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3495 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.  CAYMAN ISLANDS 100        N/A

3496 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3497 5             GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                                           Limited Partner.
3498 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS        CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3499 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3500 3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE         UNITED STATES  N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                                             Managing Member.
3501 4           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3502 4           GOLDMAN SACHS PALMETTO STATE FUND A, L.P.              UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3503 5             GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3504 4           GOLDMAN SACHS PALMETTO STATE FUND B, L.P.              UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3505 5             GOLDMAN SACHS YES INVESTORS, L.P.                    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3506 5             GS LOAN PARTNERS I ONSHORE, L.P.                     UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3507 3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3508 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3509 3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.               UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3510 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3511 3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3512 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3513 5             EDUCATION MANAGEMENT CORPORATION                     UNITED STATES  42         N/A

3514 3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS,       UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3515 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT    UNITED STATES  N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                                      General Partner.
3516 5             EDUCATION MANAGEMENT CORPORATION                     UNITED STATES  42         N/A

3517 5             LVB ACQUISITION HOLDING, LLC                         UNITED STATES  24         N/A

3518 3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.          UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3519 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER   UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3520 3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.           CAYMAN ISLANDS 100        N/A

3521 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3522 3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.  CAYMAN ISLANDS 100        N/A

3523 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.

3524 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3525 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3526 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3527 5             GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)               525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3528 3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3529 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3530 3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3531 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           525990 - Other         New York      NY       UNITED STATES
                   DIRECT INVESTMENT FUND, L.P.                         Financial Vehicles
3532 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3533 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3534 3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3535 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           525990 - Other         New York      NY       UNITED STATES
                   MANAGER FUND, L.P.                                   Financial Vehicles
3536 3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3537 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3538 3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3539 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3540 3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3541 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND,       525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
3542 5             PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN            551112 - Offices       New York      NY       UNITED STATES
                     INCOME BLOCKER, L.L.C.                             of Other Holding
                                                                        Companies
3543 3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3544 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE FUND, L.P.                                  Financial Vehicles
3545 3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3546 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3547 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3548 3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3549 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT      525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3550 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3551 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3552 3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3553 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3554 3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3555 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3556 3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3557 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3558 5             GS PEP BASS HOLDINGS, LLC                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3559 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3560 5             GS PEP IX Offshore YES Holdings Corp.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3561 6               YES NETWORK HOLDING COMPANY, LLC                   525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3562 5             GS PEP SAFWAY HOLDINGS, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3563 5             Goldman Sachs Private Equity Partners IX             525990 - Other         New York      NY       UNITED STATES
                     Offshore Holdings Graphite VII, L.P.               Financial Vehicles
3564 4           Goldman Sachs Private Equity Partners IX Offshore      525990 - Other         New York      NY       UNITED STATES
                   Holdings Graphite VII, L.P.                          Financial Vehicles
3565 3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3566 4           GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3567 3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3568 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3569 3         GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3570 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT       525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3571 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3572 3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3573 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3574 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -            525990 - Other         Wilmington    DE       UNITED STATES
                     MANAGER FUND FOREIGN INCOME BLOCKER, L.L.C.        Financial Vehicles
3575 3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3576 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE,      525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3577 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3578 3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3579 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3580 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY         525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3581 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3582 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3583 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3584 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE, L.P.                       Financial Vehicles
3585 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.            Financial Vehicles
3586 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3587 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         New York      NY       UNITED STATES
                 OPPORTUNITIES ADVISORS, L.L.C.                         Financial Vehicles
3588 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                             Financial Vehicles
3589 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         New York      NY       UNITED STATES
                 OPPORTUNITIES FUND II ADVISORS, L.L.C.                 Financial Vehicles
3590 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND II, L.P.                          Financial Vehicles
3591 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.                  Financial Vehicles
3592 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE, L.P.                    Financial Vehicles
3593 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.         Financial Vehicles
3594 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.         Financial Vehicles
3595 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3596 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3597 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3598 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          525990 - Other         George Town            CAYMAN ISLANDS
                     FUND (AP) OFFSHORE HOLDINGS, L.P.                  Financial Vehicles
3599 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3600 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   (AP) OFFSHORE HOLDINGS, L.P.                         Financial Vehicles
3601 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3602 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3603 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          525990 - Other         George Town            CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.                       Financial Vehicles
3604 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3605 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3606 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUNDS GP, L.L.C.                                       Financial Vehicles
3607 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                         Financial Vehicles

3524 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3525 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          100        N/A
                 ADVISORS, INC.
3526 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3527 5             GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)               N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3528 3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3529 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3530 3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS,       N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3531 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           N/A        N/A         The direct holder is a
                   DIRECT INVESTMENT FUND, L.P.                                                General Partner.
3532 5             LVB ACQUISITION HOLDING, LLC                         24         N/A

3533 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3534 3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3535 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           N/A        N/A         The direct holder is a
                   MANAGER FUND, L.P.                                                          General Partner.
3536 3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.           100        N/A

3537 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3538 3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3539 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3540 3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3541 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3542 5             PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN            N/A        N/A         The direct holder is a
                     INCOME BLOCKER, L.L.C.                                                    Managing Member.

3543 3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.           100        N/A

3544 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA             N/A        N/A         The direct holder is a
                   OFFSHORE FUND, L.P.                                                         General Partner.
3545 3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3546 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3547 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3548 3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3549 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT      N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3550 5             LVB ACQUISITION HOLDING, LLC                         24         N/A

3551 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3552 3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3553 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3554 3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.             100        N/A

3555 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3556 3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.    100        N/A

3557 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE      N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3558 5             GS PEP BASS HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3559 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

3560 5             GS PEP IX Offshore YES Holdings Corp.                100        N/A

3561 6               YES NETWORK HOLDING COMPANY, LLC                   30         N/A

3562 5             GS PEP SAFWAY HOLDINGS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3563 5             Goldman Sachs Private Equity Partners IX             N/A        N/A         The direct holder is a
                     Offshore Holdings Graphite VII, L.P.                                      Limited Partner.
3564 4           Goldman Sachs Private Equity Partners IX Offshore      N/A        N/A         The direct holder is a
                   Holdings Graphite VII, L.P.                                                 General Partner.
3565 3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3566 4           GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3567 3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3568 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3569 3         GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3570 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT       N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3571 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3572 3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3573 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3574 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -            N/A        N/A         The direct holder is a
                     MANAGER FUND FOREIGN INCOME BLOCKER, L.L.C.                               Managing Member.
3575 3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.              100        N/A

3576 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3577 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3578 3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.     100        N/A

3579 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3580 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY         N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
3581 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3582 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     100        N/A
                 OFFSHORE ADVISORS, INC.
3583 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                                     General Partner.
3584 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   HEALTHCARE FUND OFFSHORE, L.P.                                              General Partner.
3585 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                                   Limited Partner.
3586 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3587 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES ADVISORS, L.L.C.                                                Managing Member.
3588 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                                    General Partner.
3589 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND II ADVISORS, L.L.C.                                        Managing Member.
3590 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND II, L.P.                                                 General Partner.
3591 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                100        N/A
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.
3592 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE, L.P.                                           General Partner.
3593 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                Limited Partner.
3594 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                100        N/A
                 OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.
3595 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  General Partner.
3596 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    100        N/A
                 OFFSHORE ADVISORS, INC.
3597 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3598 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          N/A        N/A         The direct holder is a
                     FUND (AP) OFFSHORE HOLDINGS, L.P.                                         Limited Partner.
3599 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3600 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   (AP) OFFSHORE HOLDINGS, L.P.                                                General Partner.
3601 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         100        N/A
                 OFFSHORE ADVISORS, INC.
3602 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3603 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          N/A        N/A         The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                              Limited Partner.
3604 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3605 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3606 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      N/A        N/A         The direct holder is a
                 FUNDS GP, L.L.C.                                                              Managing Member.
3607 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                                General Partner.

3608 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         New York      NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
3609 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3610 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Financial Vehicles
3611 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           525990 - Other         New York      NY       UNITED STATES
                 OFFSHORE ADVISORS, LLC                                 Financial Vehicles
3612 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           525990 - Other         Edinburgh              UNITED KINGDOM
                   OFFSHORE, L.P.                                       Financial Vehicles                            (OTHER)
3613 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           525990 - Other         New York      NY       UNITED STATES
                 OFFSHORE HOLDINGS ADVISORS, LLC                        Financial Vehicles
3614 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           525990 - Other         Edinburgh              UNITED KINGDOM
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                            (OTHER)
3615 3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3616 4           GOLDMAN SACHS VINTAGE FUND IV, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3617 5             GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3618 3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3619 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND            525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, LTD.                                       Financial Vehicles
3620 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3621 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND              525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, LTD.                                       Financial Vehicles
3622 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3623 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH               525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3624 4           GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG             525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3625 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3626 4           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3627 4           GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.              525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3628 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3629 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3630 3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3631 4           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3632 3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH        525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3633 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3634 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3635 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3636 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3637 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3638 5             GSV ENERGY HOLDINGS, INC.                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3639 5             GSVA OFFSHORE HOLDINGS, INC.                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3640 5             GSVF AHO INVESTMENTS CORP.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3641 3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3642 4           GOLDMAN SACHS VINTAGE FUND III, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3643 5             VF III HOLDINGS, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3644 3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3645 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3646 5             GOLDMAN SACHS VINTAGE FUND III OFFSHORE              525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3647 3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS,    525990 - Other         George Town            CAYMAN ISLANDS
                 INC.                                                   Financial Vehicles
3648 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3649 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         Wilmington    DE       UNITED STATES
                 2011 ADVISORS L.L.C.                                   Financial Vehicles
3650 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY             525990 - Other         New York      NY       UNITED STATES
                   MANAGERS: 2011 L.P.                                  Financial Vehicles
3651 3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3652 4           GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3653 3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3654 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
3655 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                Financial Vehicles
3656 3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3657 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS, L.P.                         Financial Vehicles
3658 3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3659 4           GS DISTRESSED OPPORTUNITIES FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3660 3         GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3661 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3662 5             GS DISTRESSED OPPORTUNITIES FUND OFFSHORE            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3663 3         GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS            525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3664 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE              525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3665 3         GS INITIAL INVESTOR, L.L.C.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3666 4           GS INITIAL INVESTOR, INC.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3667 5             PRIVATE REAL ESTATE MANAGERS: 2011 LP                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3668 6               PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN         525990 - Other         Wilmington    DE       UNITED STATES
                       INCOME BLOCKER, L.L.C.                           Financial Vehicles
3669 5             U.S. REAL PROPERTY INCOME FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3670 3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND      525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3671 4           GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS         525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3672 3         GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3673 4           GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3674 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3675 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3676 6               W2007 FINANCE SUB, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3677 7                 BLACKSTONE HLT PRINCIPAL TRANSACTION             531390 - Other         New York      NY       UNITED STATES
                         PARTNERS, L.P.                                 activities related
                                                                        to real estate
3678 7                 W2007 230 PARK, LLC                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3679 7                 W2007 BEAR L.L.C.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3680 7                 W2007 GRACE I, LLC                               525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3681 8                   W2007 EQUITY INNS GEN-PAR, LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3682 9                     W2007 EQUITY INNS PARTNERSHIP, L.P.          525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3683 10                      W2007 EQUITY INNS JUNIOR MEZZ, LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3684 11                        W2007 EQUITY INNS INTERMEDIATE MEZZ V,   525990 - Other         Wilmington    DE       UNITED STATES
                                 LLC                                    Financial Vehicles
3685 12                          W2007 EQUITY INNS INTERMEDIATE MEZZ    525990 - Other         Wilmington    DE       UNITED STATES
                                   IV, LLC                              Financial Vehicles
3686 13                            W2007 EQUITY INNS INTERMEDIATE MEZZ  525990 - Other         Wilmington    DE       UNITED STATES
                                     MEZZ III, LLC                      Financial Vehicles
3687 14                              W2007 EQUITY INNS INTERMEDIATE     525990 - Other         Wilmington    DE       UNITED STATES
                                       MEZZ II, LLC                     Financial Vehicles
3688 15                                W2007 EQUITY INNS INTERMEDIATE   525990 - Other         Wilmington    DE       UNITED STATES
                                         MEZZ I, LLC                    Financial Vehicles
3689 16                                  W2007 EQUITY INNS SENIOR       525990 - Other         Wilmington    DE       UNITED STATES
                                           MEZZ, LLC                    Financial Vehicles
3690 17                                    W2007 EQUITY INNS REALTY,    531120 - Lessors       WILMINGTON    DE       UNITED STATES
                                             LLC                        of nonresidential
                                                                        buildings (except
                                                                        mini warehouses)
3691 8                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles

3608 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         General Partner.
3609 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3610 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   100        N/A
                 OFFSHORE, LTD.
3611 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           N/A        N/A         The direct holder is a
                 OFFSHORE ADVISORS, LLC                                                        Managing Member.
3612 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3613 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS ADVISORS, LLC                                               Managing Member.
3614 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3615 3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3616 4           GOLDMAN SACHS VINTAGE FUND IV, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3617 5             GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3618 3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3619 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND            100        N/A
                   OFFSHORE, LTD.
3620 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3621 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND              100        N/A
                   OFFSHORE, LTD.
3622 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3623 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH               100        N/A

3624 4           GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3625 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3626 4           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3627 4           GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3628 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3629 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3630 3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.     100        N/A

3631 4           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3632 3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH        100        N/A

3633 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.     100        N/A

3634 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3635 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS           100        N/A
                 ADVISORS, INC.
3636 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3637 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3638 5             GSV ENERGY HOLDINGS, INC.                            99         N/A


3639 5             GSVA OFFSHORE HOLDINGS, INC.                         100        N/A


3640 5             GSVF AHO INVESTMENTS CORP.                           99         N/A

3641 3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3642 4           GOLDMAN SACHS VINTAGE FUND III, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3643 5             VF III HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3644 3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.        100        N/A

3645 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3646 5             GOLDMAN SACHS VINTAGE FUND III OFFSHORE              N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3647 3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS,    100        N/A
                 INC.
3648 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
3649 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 ADVISORS L.L.C.                                                          Managing Member.
3650 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY             N/A        N/A         The direct holder is a
                   MANAGERS: 2011 L.P.                                                         General Partner.
3651 3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3652 4           GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3653 3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.           100        N/A

3654 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
3655 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3656 3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3657 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND OFFSHORE HOLDINGS, L.P.                                                General Partner.
3658 3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3659 4           GS DISTRESSED OPPORTUNITIES FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3660 3         GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.      100        N/A

3661 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3662 5             GS DISTRESSED OPPORTUNITIES FUND OFFSHORE            N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3663 3         GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS            100        N/A
                 ADVISORS, INC.
3664 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE              N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3665 3         GS INITIAL INVESTOR, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3666 4           GS INITIAL INVESTOR, INC.                              100        N/A


3667 5             PRIVATE REAL ESTATE MANAGERS: 2011 LP                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3668 6               PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN         N/A        N/A         The direct holder is a
                       INCOME BLOCKER, L.L.C.                                                  Managing Member.
3669 5             U.S. REAL PROPERTY INCOME FUND, L.P.                                        The direct holder is a
                                                                                               General Partner.
3670 3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND      N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
3671 4           GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3672 3         GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3673 4           GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3674 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3675 6               GS Lux Management Services S.a r.l.                100        N/A

3676 6               W2007 FINANCE SUB, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3677 7                 BLACKSTONE HLT PRINCIPAL TRANSACTION             N/A        32
                         PARTNERS, L.P.

3678 7                 W2007 230 PARK, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3679 7                 W2007 BEAR L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3680 7                 W2007 GRACE I, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3681 8                   W2007 EQUITY INNS GEN-PAR, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3682 9                     W2007 EQUITY INNS PARTNERSHIP, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3683 10                      W2007 EQUITY INNS JUNIOR MEZZ, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3684 11                        W2007 EQUITY INNS INTERMEDIATE MEZZ V,   N/A        N/A         The direct holder is a
                                 LLC                                                           Managing Member.
3685 12                          W2007 EQUITY INNS INTERMEDIATE MEZZ    N/A        N/A         The direct holder is a
                                   IV, LLC                                                     Managing Member.
3686 13                            W2007 EQUITY INNS INTERMEDIATE MEZZ  N/A        N/A         The direct holder is a
                                     MEZZ III, LLC                                             Managing Member.
3687 14                              W2007 EQUITY INNS INTERMEDIATE     N/A        N/A         The direct holder is a
                                       MEZZ II, LLC                                            Managing Member.
3688 15                                W2007 EQUITY INNS INTERMEDIATE   N/A        N/A         The direct holder is a
                                         MEZZ I, LLC                                           Managing Member.
3689 16                                  W2007 EQUITY INNS SENIOR       N/A        N/A         The direct holder is a
                                           MEZZ, LLC                                           Managing Member.
3690 17                                    W2007 EQUITY INNS REALTY,    100        N/A
                                             LLC


3691 8                   W2007 EQUITY INNS PARTNERSHIP, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3692 8                   W2007 GRACE ACQUISITION I, INC.                525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3693 9                     W2007 EQUITY INNS PARTNERSHIP,               525990 - Other         Knoxville     TN       UNITED STATES
                             L.P.                                       Financial Vehicles
3694 7                 W2007 MVP HOTELS, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3695 7                 W2007 SEATTLE MEZZ LENDER, LLC                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3696 7                 W2007/ACEP HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3697 7                 W2007/W2008 FINANCE LTD.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3698 7                 WHITEHALL EUROPEAN RE 6 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3699 8                   W2005/W2007 EQUINOX 1 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3700 8                   W2005/W2007 EQUINOX 2 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3701 9                     W2005/W2007 EQUINOX 3 B.V.                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3702 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3703 9                     W2005/W2007 VERNAL ASSET 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3704 9                     W2005/W2007 VERNAL HOLDING 2                 525990 - Other         Amsterdam              NETHERLANDS
                             B.V.                                       Financial Vehicles
3705 10                      W2005/W2007 VERNAL ASSET 1 B.V.            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3706 8                   ZWINGER OPCO 6 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3707 9                     ATLANTIC 2 - BERENICE FONDO COMUNE DI        525990 - Other         Milan                  ITALY (OTHER)
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO    Financial Vehicles
3708 7                 WHITEHALL EUROPEAN RE 7 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3709 7                 WHITEHALL EUROPEAN RE 8 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3710 6               WHITEHALL EUROPEAN RE 4 S.A R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3711 7                 VERNAL HOLDING B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3712 8                   W2005/W2007 EQUINOX 1 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3713 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3714 7                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3715 7                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3716 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3717 7                 ZWINGER OPCO 6 B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3718 6               WHITEHALL EUROPEAN RE 5 S.A R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3719 7                 VERNAL HOLDING B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3720 7                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3721 7                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3722 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3723 7                 ZWINGER OPCO 6 B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3724 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3725 4           GS Mount Kellett Capital Partners Access Fund, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3726 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3727 4           GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND          525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3728 4           GS Mount Kellett Capital Partners Access Corporate     525990 - Other         George Town            CAYMAN ISLANDS
                   Feeder Fund, Ltd.                                    Financial Vehicles
3729 4           GS Mount Kellett Capital Partners Access Fund          525990 - Other         George Town            CAYMAN ISLANDS
                   Offshore, L.P.                                       Financial Vehicles
3730 3         GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3731 4           GS PE CSEC CORPORATE HOLDINGS, L.P.                    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3732 5             GS ESF QEP OFFSHORE HOLDINGS CORP.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3733 5             GSVF AHO INVESTMENTS CORP.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3734 3         GS PE CSEC ENERGY ADVISORS, L.L.C.                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3735 4           GS PE CSEC ENERGY, INC.                                525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3736 5             GS PE CSEC ENERGY HOLDINGS, L.P.                     525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3737 3         GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.              551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3738 4           GS PE CSEC ENERGY HOLDINGS, L.P.                       525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3739 3         GS PE CSEC OFFSHORE ADVISORS, INC.                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3740 4           GS PE CSEC OFFSHORE, L.P.                              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3741 5             GS PE CSEC OFFSHORE HOLDINGS, L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3742 3         GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3743 4           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3744 3         GS PEO HOLDINGS LLC                                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3745 3         GS PEP 1999 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3746 4           GS PRIVATE EQUITY PARTNERS 1999, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3747 3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3748 4           GS PRIVATE EQUITY PARTNERS 1999 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3749 3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3750 4           GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3751 3         GS PEP 1999 OFFSHORE ADVISORS, INC.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3752 4           GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3753 5             GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3754 6               GS PEP 99 VCP Offshore Holdings, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3755 3         GS PEP 2000 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3756 4           GS PRIVATE EQUITY PARTNERS 2000, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3757 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3758 3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3759 4           GS PRIVATE EQUITY PARTNERS 2000 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3760 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3761 3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3762 4           GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3763 5             GS Private Equity Partners 2000 - Manager BC         525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings Limited                                   Financial Vehicles
3764 3         GS PEP 2000 OFFSHORE ADVISORS, INC                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3765 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3766 3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3767 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3768 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3769 5             GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3770 3         GS PEP 2002 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3771 4           GS PRIVATE EQUITY PARTNERS 2002, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3772 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3773 3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3774 4           GS PRIVATE EQUITY PARTNERS 2002 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3775 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles

3692 8                   W2007 GRACE ACQUISITION I, INC.                100        N/A

3693 9                     W2007 EQUITY INNS PARTNERSHIP,               N/A        N/A         The direct holder is a
                             L.P.                                                              General Partner.
3694 7                 W2007 MVP HOTELS, LLC                            94         N/A

3695 7                 W2007 SEATTLE MEZZ LENDER, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3696 7                 W2007/ACEP HOLDINGS, LLC                         96         N/A

3697 7                 W2007/W2008 FINANCE LTD.                         100        N/A

3698 7                 WHITEHALL EUROPEAN RE 6 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class F shares.
3699 8                   W2005/W2007 EQUINOX 1 B.V.                     100        N/A

3700 8                   W2005/W2007 EQUINOX 2 B.V.                     100        N/A

3701 9                     W2005/W2007 EQUINOX 3 B.V.                   100        N/A

3702 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              100        N/A

3703 9                     W2005/W2007 VERNAL ASSET 1 B.V.              100        N/A

3704 9                     W2005/W2007 VERNAL HOLDING 2                 100        N/A
                             B.V.
3705 10                      W2005/W2007 VERNAL ASSET 1 B.V.            100        N/A

3706 8                   ZWINGER OPCO 6 B.V.                            100        N/A

3707 9                     ATLANTIC 2 - BERENICE FONDO COMUNE DI        94         N/A
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO
3708 7                 WHITEHALL EUROPEAN RE 7 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class A shares.
3709 7                 WHITEHALL EUROPEAN RE 8 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class A shares.
3710 6               WHITEHALL EUROPEAN RE 4 S.A R.L.                   100        N/A

3711 7                 VERNAL HOLDING B.V.                              100        N/A

3712 8                   W2005/W2007 EQUINOX 1 B.V.                     100        N/A

3713 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              100        N/A

3714 7                 W2005/W2007 EQUINOX 1 B.V.                       100        N/A

3715 7                 W2005/W2007 EQUINOX 2 B.V.                       100        N/A

3716 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                100        N/A

3717 7                 ZWINGER OPCO 6 B.V.                              100        N/A

3718 6               WHITEHALL EUROPEAN RE 5 S.A R.L.                   99         N/A

3719 7                 VERNAL HOLDING B.V.                              100        N/A

3720 7                 W2005/W2007 EQUINOX 1 B.V.                       100        N/A

3721 7                 W2005/W2007 EQUINOX 2 B.V.                       100        N/A

3722 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                100        N/A

3723 7                 ZWINGER OPCO 6 B.V.                              100        N/A

3724 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS,       N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3725 4           GS Mount Kellett Capital Partners Access Fund, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3726 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE        100        N/A
                 ADVISORS, INC.
3727 4           GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND          N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3728 4           GS Mount Kellett Capital Partners Access Corporate     100        N/A
                   Feeder Fund, Ltd.
3729 4           GS Mount Kellett Capital Partners Access Fund          N/A        N/A         The direct holder is a
                   Offshore, L.P.                                                              General Partner.
3730 3         GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.             100        N/A

3731 4           GS PE CSEC CORPORATE HOLDINGS, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3732 5             GS ESF QEP OFFSHORE HOLDINGS CORP.                   100        N/A

3733 5             GSVF AHO INVESTMENTS CORP.                           99         N/A

3734 3         GS PE CSEC ENERGY ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3735 4           GS PE CSEC ENERGY, INC.                                100        N/A

3736 5             GS PE CSEC ENERGY HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3737 3         GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3738 4           GS PE CSEC ENERGY HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3739 3         GS PE CSEC OFFSHORE ADVISORS, INC.                       100        N/A


3740 4           GS PE CSEC OFFSHORE, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3741 5             GS PE CSEC OFFSHORE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3742 3         GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.              100        N/A


3743 4           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3744 3         GS PEO HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3745 3         GS PEP 1999 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3746 4           GS PRIVATE EQUITY PARTNERS 1999, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3747 3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3748 4           GS PRIVATE EQUITY PARTNERS 1999 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3749 3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3750 4           GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3751 3         GS PEP 1999 OFFSHORE ADVISORS, INC.                      100        N/A

3752 4           GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3753 5             GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                100        N/A

3754 6               GS PEP 99 VCP Offshore Holdings, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3755 3         GS PEP 2000 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3756 4           GS PRIVATE EQUITY PARTNERS 2000, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3757 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3758 3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3759 4           GS PRIVATE EQUITY PARTNERS 2000 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3760 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3761 3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3762 4           GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3763 5             GS Private Equity Partners 2000 - Manager BC         100        N/A
                     Holdings Limited
3764 3         GS PEP 2000 OFFSHORE ADVISORS, INC                       100        N/A

3765 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3766 3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.             100        N/A

3767 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3768 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3769 5             GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3770 3         GS PEP 2002 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3771 4           GS PRIVATE EQUITY PARTNERS 2002, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3772 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3773 3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3774 4           GS PRIVATE EQUITY PARTNERS 2002 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3775 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3776 3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3777 4           GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3778 3         GS PEP 2002 OFFSHORE ADVISORS, INC.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3779 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3780 3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3781 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3782 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3783 3         GS PEP BASS HOLDINGS, LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3784 3         GS PEP II ADVISORS (SC), L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3785 4           GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -     525990 - Other         New York      NY       UNITED STATES
                   MANAGER FUND, L.P.                                   Financial Vehicles
3786 3         GS PEP II ADVISORS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3787 4           GS PRIVATE EQUITY PARTNERS II, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3788 5             GS CAPITAL PARTNERS III, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3789 3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3790 4           GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT        525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3791 3         GS PEP II MANAGER ADVISORS, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3792 4           GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3793 3         GS PEP II OFFSHORE ADVISORS, INC.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3794 4           GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3795 5             GS CAPITAL PARTNERS III OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3796 3         GS PEP III ADVISORS, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3797 4           GS PRIVATE EQUITY PARTNERS III, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3798 5             GS CAPITAL PARTNERS III, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3799 3         GS PEP III OFFSHORE ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3800 4           GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3801 3         GS PEP OFFSHORE ADVISORS (NBK), INC.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3802 4           NBK/GS PRIVATE EQUITY PARTNERS, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3803 3         GS PEP SAFWAY HOLDINGS, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3804 3         GS PEP TECH 2000 ADVISORS, L.L.C.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3805 4           GS PEP TECHNOLOGY FUND 2000, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3806 3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3807 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3808 3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3809 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3810 3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3811 4           GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3812 3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3813 3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3814 3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3815 3         GS RA I HG6 ADVISORS, L.L.C.                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3816 4           GS RA I HG6, L.P.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3817 3         GS RA PROGRAM I ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3818 4           GS RA PROGRAM I, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3819 3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3820 4           GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006,     525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
3821 5             GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3822 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3823 3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3824 4           GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3825 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3826 3         GS Special Opportunities 2008 Advisors, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3827 4           Goldman Sachs Special Opportunities Fund 2008, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3828 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3829 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3830 5             GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE           525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3831 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3832 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE             525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3833 3         GS VINTAGE ADVISORS, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3834 4           GS VINTAGE FUND, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3835 5             VF Holdings, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3836 3         GS VINTAGE FUND OFFSHORE, LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3837 4           GS VINTAGE FUND OFFSHORE, L.P.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3838 3         GS VINTAGE II ADVISORS, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3839 4           GS VINTAGE FUND II, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3840 3         GS VINTAGE II OFFSHORE ADVISORS, INC.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3841 4           GS VINTAGE FUND II OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3842 5             GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3843 3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3844 4           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3845 3         GS VINTAGE OFFSHORE ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3846 4           GS VINTAGE FUND OFFSHORE, L.P.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3847 3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS,        525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3848 4           GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3849 3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3850 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3851 3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3852 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3853 3         GSV HEYDEN HOLDINGS ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3854 4           GSV HEYDEN HOLDINGS, L.P.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3855 3         GSV RIVERA HOLDINGS, LLC                                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

3856 3         GSVA HOLDINGS ADVISORS, INC.                             551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3857 4           GSVA HOLDINGS, L.P.                                    551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3858 3         Goldman Sachs Early Secondaries Advisors, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3859 4           GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3776 3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3777 4           GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3778 3         GS PEP 2002 OFFSHORE ADVISORS, INC.                      100        N/A

3779 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3780 3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.             100        N/A

3781 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3782 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3783 3         GS PEP BASS HOLDINGS, LLC                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
3784 3         GS PEP II ADVISORS (SC), L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3785 4           GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -     N/A        N/A         The direct holder is a
                   MANAGER FUND, L.P.                                                          General Partner.
3786 3         GS PEP II ADVISORS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3787 4           GS PRIVATE EQUITY PARTNERS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3788 5             GS CAPITAL PARTNERS III, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3789 3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3790 4           GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT        N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3791 3         GS PEP II MANAGER ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3792 4           GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3793 3         GS PEP II OFFSHORE ADVISORS, INC.                        100        N/A

3794 4           GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3795 5             GS CAPITAL PARTNERS III OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3796 3         GS PEP III ADVISORS, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3797 4           GS PRIVATE EQUITY PARTNERS III, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3798 5             GS CAPITAL PARTNERS III, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3799 3         GS PEP III OFFSHORE ADVISORS, INC.                       100        N/A

3800 4           GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3801 3         GS PEP OFFSHORE ADVISORS (NBK), INC.                     100        N/A

3802 4           NBK/GS PRIVATE EQUITY PARTNERS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3803 3         GS PEP SAFWAY HOLDINGS, L.L.C.                           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
3804 3         GS PEP TECH 2000 ADVISORS, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3805 4           GS PEP TECHNOLOGY FUND 2000, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3806 3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                 100        N/A

3807 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3808 3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.        100        N/A

3809 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3810 3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3811 4           GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3812 3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3813 3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.              100        N/A

3814 3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3815 3         GS RA I HG6 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3816 4           GS RA I HG6, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3817 3         GS RA PROGRAM I ADVISORS, INC.                           100        N/A

3818 4           GS RA PROGRAM I, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3819 3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3820 4           GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3821 5             GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3822 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3823 3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3824 4           GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3825 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3826 3         GS Special Opportunities 2008 Advisors, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3827 4           Goldman Sachs Special Opportunities Fund 2008, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3828 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.     100        N/A

3829 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3830 5             GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE           N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3831 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS           100        N/A
                 ADVISORS, INC.
3832 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE             N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3833 3         GS VINTAGE ADVISORS, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3834 4           GS VINTAGE FUND, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3835 5             VF Holdings, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3836 3         GS VINTAGE FUND OFFSHORE, LTD.                           100        N/A

3837 4           GS VINTAGE FUND OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3838 3         GS VINTAGE II ADVISORS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3839 4           GS VINTAGE FUND II, L.P.                               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3840 3         GS VINTAGE II OFFSHORE ADVISORS, INC.                    100        N/A

3841 4           GS VINTAGE FUND II OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3842 5             GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3843 3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.           100        N/A

3844 4           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3845 3         GS VINTAGE OFFSHORE ADVISORS, INC.                       100        N/A

3846 4           GS VINTAGE FUND OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3847 3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS,        N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3848 4           GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3849 3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.             100        N/A

3850 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3851 3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3852 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3853 3         GSV HEYDEN HOLDINGS ADVISORS, INC.                       100        N/A

3854 4           GSV HEYDEN HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

3855 3         GSV RIVERA HOLDINGS, LLC                                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                                other arrangements.
3856 3         GSVA HOLDINGS ADVISORS, INC.                             100        N/A


3857 4           GSVA HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.

3858 3         Goldman Sachs Early Secondaries Advisors, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3859 4           GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

3860 3         Goldman Sachs PEG Advisors, Inc.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3861 3         Goldman Sachs PEP 2004 US-Focused (KP) Offshore          525990 - Other         George Town            CAYMAN ISLANDS
                 Holdings Advisors, Inc.                                Financial Vehicles
3862 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3863 3         Goldman Sachs Private Equity Opportunities Advisors,     525990 - Other         George Town            CAYMAN ISLANDS
                 Inc.                                                   Financial Vehicles
3864 4           GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3865 5             Exeter Finance Holdings, L.P.                        525990 - Other         Atlanta       GA       UNITED STATES
                                                                        Financial Vehicles
3866 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES               525990 - Other         George Town            CAYMAN ISLANDS
                     ADVISORS, INC.                                     Financial Vehicles
3867 6               PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3868 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3869 5             TP HOLD CO (MAURITIUS) LTD.                          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3870 6               TECHPROCESS SOLUTIONS LIMITED                      522320 - Financial     Kamala City            INDIA (OTHER)
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3871 3         Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3872 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3873 3         Goldman Sachs Vintage Fund IV Offshore Holdings          525990 - Other         George Town            CAYMAN ISLANDS
                 Advisors, Inc.                                         Financial Vehicles
3874 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS,       525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3875 5             GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3876 3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3877 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3878 3         PEP XI ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3879 4           PRIVATE EQUITY PARTNERS XI, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3880 5             PRIVATE EQUITY PARTNERS XI FOREIGN INCOME            551112 - Offices       New York      NY       UNITED STATES
                     BLOCKER, L.L.C.                                    of Other Holding
                                                                        Companies
3881 3         PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3882 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3883 5             PEP CONCENTRATED ENERGY HITECVISION HOLDINGS,        551112 - Offices       New York      NY       UNITED STATES
                     L.L.C.                                             of Other Holding
                                                                        Companies
3884 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           551112 - Offices       George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         of Other Holding
                                                                        Companies
3885 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
3886 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           551112 - Offices       George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                of Other Holding
                                                                        Companies
3887 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Investment Funds
3888 5             PEP CONCENTRATED ENERGY OFFSHORE HITECVISION         551112 - Offices       George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     of Other Holding
                                                                        Companies
3889 3         PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3890 4           PRIVATE EQUITY MANAGERS: 2011 L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3891 4           PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3892 3         PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3893 4           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3894 3         RICHMOND ACQUISITION GP, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3895 4           Richmond Acquisition, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3896 3         SDC INVESTORS GP, LLC                                    525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3897 4           SDC INVESTORS, L.P.                                    525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3898 3         U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3899 4           U.S. REAL PROPERTY INCOME FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3900 3         VF III HOLDINGS OFFSHORE ADVISORS, INC.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3901 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3902 3         VFC ADVISORS, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3903 4           VFC LIMITED PARTNERSHIP                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3904 5             VFC Investments Holdings, SRL                        525990 - Other         Christ Church          BARBADOS
                                                                        Financial Vehicles
3905 6               VFC Investments, SRL                               525990 - Other         Christ Church          BARBADOS
                                                                        Financial Vehicles
3906 3         VINTAGE FUND GSVA ADVISORS, L.L.C.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3907 4           VINTAGE FUND GSVA, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3908 2       GSCP EXPRO ADVISORS OFFSHORE, INC.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3909 3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3910 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
3911 2       GSCP KMI ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3912 3         GSCP KMI INVESTORS, L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3913 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3914 2       GSCP KMI OFFSHORE ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3915 3         GSCP KMI INVESTORS OFFSHORE, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3916 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3917 2       GSCP LATIN AMERICA LLC                                     522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
3918 2       GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                   522298 - All Other     Mexico City            MEXICO
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
3919 2       GSCP V AIV, L.P.                                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3920 2       GSCP V INSTITUTIONAL AIV, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3921 2       GSCP VI ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3922 3         GS CAPITAL PARTNERS VI FUND, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3923 2       GSCS HOLDINGS I, LLC                                       525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
3924 3         GSCS HOLDINGS II, LLC                                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3925 2       GSEM (DEL) INC.                                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3926 3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3927 3         GSEM (DEL) HOLDINGS, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3928 2       GSEM ADVISORS, L.L.C.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3929 2       GSFS INVESTMENTS I CORP.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3930 3         1903 DEBT FUND, LP                                       52399 - All Other      Boston        MA       UNITED STATES
                                                                        Financial
                                                                        Investment
                                                                        Activities
3931 3         CASPIAN FINANCING LLC                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3932 4           ENTERTAINMENT ACQUISITION FINANCING LLC                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3933 3         DBGS ANTHEM GP, LLC                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3934 4           DBGS ANTHEM LP                                         525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3935 3         ENERGY CENTER HOLDINGS, LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3936 3         GS LEASING (KCSR 2005-1) LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3937 3         GS SOLAR POWER I, LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3938 3         GS WIND HOLDINGS LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3939 3         GS WIND POWER II, LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3940 3         GSFS INVESTMENTS III, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3941 3         GSFS INVESTMENTS IV, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3942 3         GSFS IV LLC                                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3943 3         RAFT RIVER I HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

3860 3         Goldman Sachs PEG Advisors, Inc.                         100        N/A

3861 3         Goldman Sachs PEP 2004 US-Focused (KP) Offshore          100        N/A
                 Holdings Advisors, Inc.
3862 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3863 3         Goldman Sachs Private Equity Opportunities Advisors,     100        N/A
                 Inc.
3864 4           GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3865 5             Exeter Finance Holdings, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3866 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES               100        N/A
                     ADVISORS, INC.
3867 6               PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3868 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3869 5             TP HOLD CO (MAURITIUS) LTD.                          35         N/A


3870 6               TECHPROCESS SOLUTIONS LIMITED                      53         N/A





3871 3         Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.    100        N/A

3872 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3873 3         Goldman Sachs Vintage Fund IV Offshore Holdings          100        N/A
                 Advisors, Inc.
3874 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3875 5             GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3876 3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.          100        N/A

3877 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3878 3         PEP XI ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3879 4           PRIVATE EQUITY PARTNERS XI, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3880 5             PRIVATE EQUITY PARTNERS XI FOREIGN INCOME            N/A        N/A         The direct holder is a
                     BLOCKER, L.L.C.                                                           Managing Member.

3881 3         PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3882 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3883 5             PEP CONCENTRATED ENERGY HITECVISION HOLDINGS,        N/A        N/A         The direct holder is a
                     L.L.C.                                                                    Managing Member.

3884 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           100        N/A
                 ADVISORS, INC.

3885 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3886 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           100        N/A
                 HOLDINGS ADVISORS, INC.

3887 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3888 5             PEP CONCENTRATED ENERGY OFFSHORE HITECVISION         100        N/A
                     HOLDINGS, LTD.

3889 3         PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3890 4           PRIVATE EQUITY MANAGERS: 2011 L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3891 4           PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3892 3         PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3893 4           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3894 3         RICHMOND ACQUISITION GP, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3895 4           Richmond Acquisition, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3896 3         SDC INVESTORS GP, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3897 4           SDC INVESTORS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3898 3         U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3899 4           U.S. REAL PROPERTY INCOME FUND, L.P.                                          The direct holder is a
                                                                                               General Partner.
3900 3         VF III HOLDINGS OFFSHORE ADVISORS, INC.                  100        N/A

3901 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3902 3         VFC ADVISORS, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3903 4           VFC LIMITED PARTNERSHIP                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3904 5             VFC Investments Holdings, SRL                        100        N/A

3905 6               VFC Investments, SRL                               100        N/A

3906 3         VINTAGE FUND GSVA ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3907 4           VINTAGE FUND GSVA, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.

3908 2       GSCP EXPRO ADVISORS OFFSHORE, INC.                         100        N/A

3909 3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3910 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

3911 2       GSCP KMI ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3912 3         GSCP KMI INVESTORS, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3913 4           Kinder Morgan Holdco LLC                               25         N/A

3914 2       GSCP KMI OFFSHORE ADVISORS, INC.                           100        N/A

3915 3         GSCP KMI INVESTORS OFFSHORE, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3916 4           Kinder Morgan Holdco LLC                               25         N/A

3917 2       GSCP LATIN AMERICA LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3918 2       GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                   100        100



3919 2       GSCP V AIV, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3920 2       GSCP V INSTITUTIONAL AIV, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3921 2       GSCP VI ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3922 3         GS CAPITAL PARTNERS VI FUND, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3923 2       GSCS HOLDINGS I, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3924 3         GSCS HOLDINGS II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3925 2       GSEM (DEL) INC.                                            100        N/A


3926 3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3927 3         GSEM (DEL) HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3928 2       GSEM ADVISORS, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3929 2       GSFS INVESTMENTS I CORP.                                   100        N/A

3930 3         1903 DEBT FUND, LP                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


3931 3         CASPIAN FINANCING LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3932 4           ENTERTAINMENT ACQUISITION FINANCING LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3933 3         DBGS ANTHEM GP, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3934 4           DBGS ANTHEM LP                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3935 3         ENERGY CENTER HOLDINGS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3936 3         GS LEASING (KCSR 2005-1) LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3937 3         GS SOLAR POWER I, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3938 3         GS WIND HOLDINGS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3939 3         GS WIND POWER II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3940 3         GSFS INVESTMENTS III, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3941 3         GSFS INVESTMENTS IV, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3942 3         GSFS IV LLC                                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3943 3         RAFT RIVER I HOLDINGS, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3944 3         VOLITO AVIATION SERVICES AB                              541990 - All Other     Malmo                  SWEDEN
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
3945 2       GSGROUP NMTC INVESTOR LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3946 2       GSIP HOLDCO A LLC                                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3947 3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,      525910 - Open-End      Wilmington    DE       UNITED STATES
                 L.P.                                                   Investment Funds
3948 3         GSIP HOLDCO B LLC                                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3949 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          525910 - Open-End      Wilmington    DE       UNITED STATES
                   FUND, L.P.                                           Investment Funds
3950 2       GSJC 30 HUDSON URBAN RENEWAL L.L.C.                        531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
3951 2       GSJC 50 HUDSON URBAN RENEWAL L.L.C.                        531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
3952 2       GSJC LAND LLC                                              531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3953 3         PH PIER MANAGEMENT LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3954 2       GSJC MASTER LESSEE L.L.C.                                  531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3955 2       GSPS STRATEGIES CORP.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3956 3         GSPS (DEL) L.P.                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3957 3         GSPS INVESTMENTS LIMITED                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3958 4           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
3959 2       GSSO (ASIA) OFFSHORE, LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3960 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3961 2       GSSO (ASIA), LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3962 3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3963 4           GSSOAF HOLDING COMPANY                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3964 2       GSTM LLC                                                   551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3965 3         SLK LLC                                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3966 4           GOLDMAN SACHS EXECUTION & CLEARING, L.P.               523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
3967 2       GSTP LLC                                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3968 2       GSUIG REAL ESTATE MEMBER LLC                               525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3969 3         GSLM FUND MEMBER LLC                                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3970 3         LAFITTE II LIHTC LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3971 3         WEST 116TH ST. LIHTC LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3972 2       GSUIG, L.L.C.                                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3973 3         BUCK HOLDINGS L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3974 3         BUCK HOLDINGS, LLC                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3975 2       Goldman Sachs Developing Markets Real Estate Cooperatief   525990 - Other         London                 UNITED KINGDOM
               U.A.                                                     Financial Vehicles                            (OTHER)
3976 2       Goldman Sachs Mount Kellett Capital Partners Employee      525990 - Other         New York      NY       UNITED STATES
               Funds GP, L.L.C.                                         Financial Vehicles
3977 3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
3978 3         Goldman Sachs Mount Kellett Capital Partners Offshore    525990 - Other         George Town            CAYMAN ISLANDS
                 PMD QP Fund, Ltd.                                      Financial Vehicles
3979 2       Goldman Sachs Private Equity Group Master Fund VI, LLC     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3980 2       Goldman Sachs TDN Investors Offshore, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3981 2       HCCI LIHTC LLC                                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3982 2       HULL TRADING ASIA LIMITED                                  551112 - Offices       Central                HONG KONG
                                                                        of Other Holding
                                                                        Companies
3983 3         GOLDMAN SACHS LLC                                        525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
3984 4           GOLDMAN SACHS VENTURE LLC                              551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3985 5             GOLDMAN SACHS 2, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3986 5             GOLDMAN SACHS 3, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3987 2       Hyatt Hotels Corporation                                   531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
3988 2       J. ARON HOLDINGS, L.P.                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3989 3         GOLDMAN SACHS TRADING AND CLEARING SERVICES              523110 -               Amsterdam              NETHERLANDS
                 (NETHERLANDS) B.V.                                     Investment Banking
                                                                        and Securities
                                                                        Dealing
3990 3         J. ARON & COMPANY                                        523130 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Dealing
3991 4           GAS ROYALTY HOLDING, LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3992 4           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3993 4           GOLDMAN SACHS TRADING AND CLEARING SERVICES            523110 -               Amsterdam              NETHERLANDS
                   (NETHERLANDS) B.V.                                   Investment Banking
                                                                        and Securities
                                                                        Dealing
3994 4           HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO     525990 - Other         Rio de Janeiro         BRAZIL
                   PRIVADO - INVESTIMENTO NO EXTERIOR                   Financial Vehicles
3995 5             HORIZON FUND                                         523999 -               Sao Paulo              BRAZIL
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
3996 4           INDEPENDENCE POWER MARKETING, LLC                      523140 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Brokerage
3997 2       KALORAMA GP, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3998 3         KALORAMA, L.P.                                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3999 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE       525990 - Other         Amsterdam              NETHERLANDS
                   U.A.                                                 Financial Vehicles
4000 4           GSPX, L.P.                                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4001 2       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4002 2       LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4003 2       LS UNIT TRUST 2009-I                                       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4004 2       MACARTHUR PHASE A LIHTC LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4005 2       MBD 2011 ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4006 2       MBD 2011 OFFSHORE ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4007 3         MBD 2011 HOLDINGS, L.P.                                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4008 3         MBD 2011 OFFSHORE, L.P.                                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4009 2       MERBAU ADVISORS, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4010 3         MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4011 4           GS VAN GOGH LUX I S.A R.L.                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4012 4           GS VAN GOGH LUX II S.A R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4013 4           GSV ENERGY HOLDINGS, INC.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4014 4           GSV HEYDEN HOLDINGS, L.P.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
4015 4           GSVA OFFSHORE HOLDINGS, INC.                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4016 4           GSVF AHO INVESTMENTS CORP.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4017 4           MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME      551112 - Offices       George Town            CAYMAN ISLANDS
                   BLOCKER, LTD.                                        of Other Holding
                                                                        Companies
4018 3         MERBAU INVESTORS OFFSHORE, L.P.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4019 2       MLK DRIVE URBAN RENEWAL L.L.C.                             531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
4020 2       MLQ INVESTORS, L.P.                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4021 2       MLQ STRATOSPHERE, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4022 3         W2007/ACEP HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4023 2       MLQ, L.L.C.                                                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4024 2       MOTHER ZION LIHTC LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4025 2       MSMC, INC.                                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4026 3         GS COMMERCIAL REAL ESTATE LP                             522292 - Real          New York      NY       UNITED STATES
                                                                        Estate Credit
4027 2       MTGLQ INVESTORS, L.P.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

3944 3         VOLITO AVIATION SERVICES AB                              20         N/A



3945 2       GSGROUP NMTC INVESTOR LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3946 2       GSIP HOLDCO A LLC                                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3947 3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,      N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
3948 3         GSIP HOLDCO B LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3949 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
3950 2       GSJC 30 HUDSON URBAN RENEWAL L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3951 2       GSJC 50 HUDSON URBAN RENEWAL L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3952 2       GSJC LAND LLC                                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3953 3         PH PIER MANAGEMENT LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3954 2       GSJC MASTER LESSEE L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3955 2       GSPS STRATEGIES CORP.                                      100        N/A


3956 3         GSPS (DEL) L.P.                                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3957 3         GSPS INVESTMENTS LIMITED                                 100        N/A

3958 4           GOLDMAN SACHS BANK (EUROPE) PLC                        100        N/A

3959 2       GSSO (ASIA) OFFSHORE, LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3960 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3961 2       GSSO (ASIA), LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3962 3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3963 4           GSSOAF HOLDING COMPANY                                 100        N/A

3964 2       GSTM LLC                                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3965 3         SLK LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3966 4           GOLDMAN SACHS EXECUTION & CLEARING, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.

3967 2       GSTP LLC                                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3968 2       GSUIG REAL ESTATE MEMBER LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3969 3         GSLM FUND MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3970 3         LAFITTE II LIHTC LLC

3971 3         WEST 116TH ST. LIHTC LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3972 2       GSUIG, L.L.C.                                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3973 3         BUCK HOLDINGS L.P.                                       N/A        23

3974 3         BUCK HOLDINGS, LLC                                       28         N/A

3975 2       Goldman Sachs Developing Markets Real Estate Cooperatief   N/A        N/A         The direct holder is a
               U.A.                                                                            Non-Managing Member.
3976 2       Goldman Sachs Mount Kellett Capital Partners Employee      N/A        N/A         The direct holder is a
               Funds GP, L.L.C.                                                                Non-Managing Member.
3977 3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
3978 3         Goldman Sachs Mount Kellett Capital Partners Offshore    100        N/A
                 PMD QP Fund, Ltd.
3979 2       Goldman Sachs Private Equity Group Master Fund VI, LLC     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3980 2       Goldman Sachs TDN Investors Offshore, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3981 2       HCCI LIHTC LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3982 2       HULL TRADING ASIA LIMITED                                  100        N/A


3983 3         GOLDMAN SACHS LLC                                        100        N/A

3984 4           GOLDMAN SACHS VENTURE LLC                              100        N/A


3985 5             GOLDMAN SACHS 2, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3986 5             GOLDMAN SACHS 3, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3987 2       Hyatt Hotels Corporation                                   7          N/A


3988 2       J. ARON HOLDINGS, L.P.                                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3989 3         GOLDMAN SACHS TRADING AND CLEARING SERVICES              100        N/A
                 (NETHERLANDS) B.V.


3990 3         J. ARON & COMPANY                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3991 4           GAS ROYALTY HOLDING, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3992 4           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           100        N/A


3993 4           GOLDMAN SACHS TRADING AND CLEARING SERVICES            100        N/A
                   (NETHERLANDS) B.V.


3994 4           HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO     100        N/A
                   PRIVADO - INVESTIMENTO NO EXTERIOR
3995 5             HORIZON FUND                                         100        N/A




3996 4           INDEPENDENCE POWER MARKETING, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3997 2       KALORAMA GP, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3998 3         KALORAMA, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3999 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE       N/A        N/A         The direct holder is a
                   U.A.                                                                        Non-Managing Member.
4000 4           GSPX, L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4001 2       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4002 2       LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4003 2       LS UNIT TRUST 2009-I                                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
4004 2       MACARTHUR PHASE A LIHTC LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4005 2       MBD 2011 ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4006 2       MBD 2011 OFFSHORE ADVISORS, INC.                           100        N/A

4007 3         MBD 2011 HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4008 3         MBD 2011 OFFSHORE, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4009 2       MERBAU ADVISORS, LTD.                                      100        N/A

4010 3         MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4011 4           GS VAN GOGH LUX I S.A R.L.                             100        N/A

4012 4           GS VAN GOGH LUX II S.A R.L.                            100        N/A

4013 4           GSV ENERGY HOLDINGS, INC.                              99         N/A


4014 4           GSV HEYDEN HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4015 4           GSVA OFFSHORE HOLDINGS, INC.                           100        N/A


4016 4           GSVF AHO INVESTMENTS CORP.                             99         N/A

4017 4           MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME      100        N/A
                   BLOCKER, LTD.

4018 3         MERBAU INVESTORS OFFSHORE, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
4019 2       MLK DRIVE URBAN RENEWAL L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4020 2       MLQ INVESTORS, L.P.                                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4021 2       MLQ STRATOSPHERE, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4022 3         W2007/ACEP HOLDINGS, LLC                                 96         N/A

4023 2       MLQ, L.L.C.                                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4024 2       MOTHER ZION LIHTC LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4025 2       MSMC, INC.                                                 100        N/A


4026 3         GS COMMERCIAL REAL ESTATE LP                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4027 2       MTGLQ INVESTORS, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4028 2       NEXUS LLC                                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4029 3         TRADEWEB MARKETS LLC                                     522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
4030 4           HYDROGEN HOLDINGS CORPORATION                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4031 5             HILLIARD FARBER & CO., INC.                          523120 -               Jersey City   NJ       UNITED STATES
                                                                        Securities
                                                                        Brokerage
4032 4           TRADEWEB GLOBAL HOLDING LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4033 5             TRADEWEB GLOBAL LLC                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4034 6               TRADEWEB LLC                                       523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
4035 6               TWEL HOLDING LLC                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4036 7                 TRADEWEB EUROPE LIMITED                          523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
4037 4           TRADEWEB MARKETS INTERNATIONAL LLC                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4038 2       NORMANDY FUNDING CORP.                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4039 2       ONE SANTA FE LIHTC LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4040 2       OOO GOLDMAN SACHS BANK                                     522110 -               Moscow                 RUSSIA
                                                                        Commercial Banking
4041 2       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS,    525990 - Other         Luxembourg             LUXEMBOURG
               LTD.                                                     Financial Vehicles
4042 3         OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4043 4           VALOUR TWO HOLDINGS ENTITY GP, LTD.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4044 5             VALOUR TWO HOLDINGS, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4045 4           VALOUR TWO HOLDINGS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4046 2       PEARL STREET INSURANCE COMPANY, INC.                       524126 - Direct        Burlington    VT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
4047 2       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4048 2       PEP XI OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4049 3         PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4050 4           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4051 5             PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS         551112 - Offices       George Town            CAYMAN ISLANDS
                     FOREIGN INCOME BLOCKER, LTD.                       of Other Holding
                                                                        Companies
4052 2       PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4053 3         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4054 2       POSITION BILLBOARD LLC                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4055 2       PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4056 2       PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4057 2       PROVIDENCE PLACE LIHTC LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4058 2       QW Holdings, LLC                                           523999 -               New York      NY       UNITED STATES
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
4059 2       REGULATORY DATACORP, INC.                                  561499 - All Other     Wilmington    DE       UNITED STATES
                                                                        Business Support
                                                                        Services
4060 2       REP ELD GEN-PAR, L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4061 2       REP SVY REALTY HOLDINGS, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4062 2       RHYS TRUST                                                 523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
4063 2       ROTHESAY LIFE, L.L.C.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4064 2       ROTHESAY PENSIONS MANAGEMENT LIMITED                       524298 - All Other     London                 UNITED KINGDOM
                                                                        Insurance Related                             (OTHER)
                                                                        Activities
4065 2       RPWIRE LLC                                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4066 2       SBI JAPANNEXT CO., LTD.                                    523120 -               Tokyo                  JAPAN
                                                                        Securities
                                                                        Brokerage
4067 2       SCLQ, S. DE R.L. DE C.V.                                   525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
4068 2       SITE 26 HOLDINGS INC.                                      551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4069 3         GOLDMAN SACHS HEADQUARTERS LLC                           531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
4070 2       SOPAC LLC                                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4071 2       SOUTHERN PACIFIC FUNDING CORPORATION                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4072 2       SPA UNIT TRUST 2009-I                                      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4073 2       SPA UNIT TRUST 2009-II                                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4074 2       SPECIAL SITUATIONS INVESTING GROUP, INC.                   522294 - Secondary     NEW YORK      NY       UNITED STATES
                                                                        Market Financing
4075 3         FLATIRON HOLDINGS LTD.                                   525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
4076 4           FLATIRON RE LTD.                                       525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
4077 3         Madison/Special Situations Value Fund II LLC             525990 - Other         Incline       NV       UNITED STATES
                                                                        Financial Vehicles     Village
4078 2       SPIRAL HOLDINGS INC.                                       525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
4079 2       STONE STREET 1994 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4080 3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4081 3         STONE STREET REAL ESTATE FUND 1994, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4082 2       STONE STREET 1995 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4083 2       STONE STREET 1995, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4084 2       STONE STREET 1996 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4085 3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4086 3         STONE STREET REAL ESTATE FUND 1996, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4087 2       STONE STREET 1996, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4088 3         BRIDGE STREET FUND 1996, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4089 3         STONE STREET FUND 1996, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4090 2       STONE STREET 1997 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4091 3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4092 3         STONE STREET REAL ESTATE FUND 1997, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4093 2       STONE STREET 1997, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4094 2       STONE STREET 1998 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4095 3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4096 3         STONE STREET REAL ESTATE FUND 1998, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4097 2       STONE STREET 1998, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4098 2       STONE STREET 1999 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4099 3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4100 3         STONE STREET REAL ESTATE FUND 1999, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4101 2       STONE STREET 1999, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4102 3         BRIDGE STREET FUND 1999, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4103 3         STONE STREET FUND 1999, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4104 2       STONE STREET 2000, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4105 3         BRIDGE STREET FUND 2000, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4106 3         STONE STREET FUND 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4107 2       STONE STREET ASIA, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4108 3         BRIDGE STREET ASIA FUND, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4109 3         STONE STREET ASIA FUND, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4110 4           GSSOAF HOLDING COMPANY                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4111 2       STONE STREET FUND 1996, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

4028 2       NEXUS LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4029 3         TRADEWEB MARKETS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.




4030 4           HYDROGEN HOLDINGS CORPORATION                          100        N/A


4031 5             HILLIARD FARBER & CO., INC.                          100        N/A


4032 4           TRADEWEB GLOBAL HOLDING LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4033 5             TRADEWEB GLOBAL LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4034 6               TRADEWEB LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4035 6               TWEL HOLDING LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4036 7                 TRADEWEB EUROPE LIMITED                          100        N/A



4037 4           TRADEWEB MARKETS INTERNATIONAL LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4038 2       NORMANDY FUNDING CORP.                                     100        N/A

4039 2       ONE SANTA FE LIHTC LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4040 2       OOO GOLDMAN SACHS BANK                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4041 2       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS,    100        N/A
               LTD.
4042 3         OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4043 4           VALOUR TWO HOLDINGS ENTITY GP, LTD.                    100        N/A

4044 5             VALOUR TWO HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4045 4           VALOUR TWO HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4046 2       PEARL STREET INSURANCE COMPANY, INC.                       100        N/A



4047 2       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4048 2       PEP XI OFFSHORE ADVISORS, INC.                             100        N/A

4049 3         PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4050 4           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4051 5             PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS         100        N/A
                     FOREIGN INCOME BLOCKER, LTD.

4052 2       PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                    100        N/A

4053 3         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4054 2       POSITION BILLBOARD LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4055 2       PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4056 2       PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4057 2       PROVIDENCE PLACE LIHTC LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4058 2       QW Holdings, LLC                                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.



4059 2       REGULATORY DATACORP, INC.                                  59         N/A


4060 2       REP ELD GEN-PAR, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4061 2       REP SVY REALTY HOLDINGS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4062 2       RHYS TRUST                                                 N/A        N/A         The direct holder is a
                                                                                               Trustee.

4063 2       ROTHESAY LIFE, L.L.C.                                      100        N/A


4064 2       ROTHESAY PENSIONS MANAGEMENT LIMITED                       100        N/A


4065 2       RPWIRE LLC                                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4066 2       SBI JAPANNEXT CO., LTD.                                    43         N/A


4067 2       SCLQ, S. DE R.L. DE C.V.                                   100        N/A

4068 2       SITE 26 HOLDINGS INC.                                      100        N/A


4069 3         GOLDMAN SACHS HEADQUARTERS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4070 2       SOPAC LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4071 2       SOUTHERN PACIFIC FUNDING CORPORATION                       100        N/A

4072 2       SPA UNIT TRUST 2009-I                                      N/A        N/A         The direct holder is a
                                                                                               Trustee.
4073 2       SPA UNIT TRUST 2009-II                                     N/A        N/A         The direct holder is a
                                                                                               Trustee.
4074 2       SPECIAL SITUATIONS INVESTING GROUP, INC.                   100        N/A

4075 3         FLATIRON HOLDINGS LTD.                                   36         N/A

4076 4           FLATIRON RE LTD.                                       100        N/A

4077 3         Madison/Special Situations Value Fund II LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4078 2       SPIRAL HOLDINGS INC.                                       19         N/A

4079 2       STONE STREET 1994 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4080 3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4081 3         STONE STREET REAL ESTATE FUND 1994, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4082 2       STONE STREET 1995 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4083 2       STONE STREET 1995, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4084 2       STONE STREET 1996 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4085 3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4086 3         STONE STREET REAL ESTATE FUND 1996, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4087 2       STONE STREET 1996, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4088 3         BRIDGE STREET FUND 1996, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4089 3         STONE STREET FUND 1996, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4090 2       STONE STREET 1997 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4091 3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4092 3         STONE STREET REAL ESTATE FUND 1997, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4093 2       STONE STREET 1997, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4094 2       STONE STREET 1998 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4095 3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4096 3         STONE STREET REAL ESTATE FUND 1998, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4097 2       STONE STREET 1998, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4098 2       STONE STREET 1999 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4099 3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4100 3         STONE STREET REAL ESTATE FUND 1999, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4101 2       STONE STREET 1999, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4102 3         BRIDGE STREET FUND 1999, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4103 3         STONE STREET FUND 1999, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4104 2       STONE STREET 2000, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4105 3         BRIDGE STREET FUND 2000, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4106 3         STONE STREET FUND 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4107 2       STONE STREET ASIA, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4108 3         BRIDGE STREET ASIA FUND, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4109 3         STONE STREET ASIA FUND, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4110 4           GSSOAF HOLDING COMPANY                                 100        N/A

4111 2       STONE STREET FUND 1996, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4112 2       STONE STREET FUND 1999, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4113 2       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4114 2       STONE STREET REAL ESTATE FUND 1996, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4115 2       STONE STREET REAL ESTATE FUND 1998, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4116 2       STONE STREET REAL ESTATE FUND 1999, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4117 2       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4118 2       STONE STREET REALTY 2000, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4119 3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4120 3         STONE STREET REAL ESTATE FUND 2000, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4121 2       THE EUROPEAN POWER SOURCE COMPANY B.V.                     551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
4122 3         THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED         551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
4123 2       THE GOLDMAN SACHS FOUNDATION                               813219 - Other         New York      NY       UNITED STATES
                                                                        Grantmaking and
                                                                        Giving Services
4124 2       THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION      523991 - Trust,        Wilmington    DE       UNITED STATES
                                                                        Fiduciary, and
                                                                        Custody Activities
4125 3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND  525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4126 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT      525910 - Open-End      Wilmington    DE       UNITED STATES
                 IMPLEMENTATION VEHICLE                                 Investment Funds
4127 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT     525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4128 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY   525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4129 3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND   525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4130 3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                525910 - Open-End      Wilmington    DE       UNITED STATES
                 IMPLEMENTATION VEHICLE                                 Investment Funds
4131 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED       525910 - Open-End      Wilmington    DE       UNITED STATES
                 INCOME FUND                                            Investment Funds
4132 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS        525910 - Open-End      Wilmington    DE       UNITED STATES
                 FIXED INCOME FUND                                      Investment Funds
4133 3         GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND       525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4134 3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND      525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4135 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                525910 - Open-End      Wilmington    DE       UNITED STATES
                 INTERNATIONAL EQUITY FUND                              Investment Funds
4136 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S.           525910 - Open-End      Wilmington    DE       UNITED STATES
                 SMALL/MID CAP FUND                                     Investment Funds
4137 3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME    525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4138 3         GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET   525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4139 3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE              525920 - Trusts,       Wilmington    DE       UNITED STATES
                                                                        Estates, and
                                                                        Agency Accounts
4140 4           GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND      525990 - Other         New York      NY       UNITED STATES
                   ASSET TRUST                                          Financial Vehicles
4141 4           GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND         525990 - Other         New York      NY       UNITED STATES
                   ASSET TRUST                                          Financial Vehicles
4142 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET      525910 - Open-End      New York      NY       UNITED STATES
                   TRUST                                                Investment Funds
4143 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End      Wilmington    DE       UNITED STATES
                   ASSET TRUST                                          Investment Funds
4144 2       THE GOLDMAN, SACHS & CO. L.L.C.                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4145 3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                 523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
4146 3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                     551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4147 3         GOLDMAN, SACHS & CO.                                     523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
4148 3         GS FINANCIAL SERVICES L.P. (DEL)                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4149 2       THE HULL GROUP, L.L.C.                                     551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4150 2       THE J. ARON CORPORATION                                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4151 3         J. ARON & COMPANY                                        523130 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Dealing
4152 3         J. ARON HOLDINGS, L.P.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4153 2       THEMARKETS.COM LLC                                         561499 - All Other     New York      NY       UNITED STATES
                                                                        Business Support
                                                                        Services
4154 2       TRIM TABS INVESTMENT RESEARCH, INC.                        525990 - Other         Sant Rosa     CA       UNITED STATES
                                                                        Financial Vehicles
4155 2       US REAL ESTATE ADVISORS, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4156 3         US REAL ESTATE OPPORTUNITIES I, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4157 2       US REAL ESTATE OPPORTUNITIES I, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4158 2       VGS AIRCRAFT HOLDING LIMITED (IRELAND)                     525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4159 3         Johannesburg Limited                                     525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4160 3         OLBIA LIMITED                                            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4161 2       WARBURTON RIVERVIEW LIHTC LLC                              525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
4162 2       WEST STREET FUND I, L.L.C.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4163 2       WH ADVISORS, L.L.C. 2001                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4164 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4165 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4166 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4167 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4168 5             W2001 ARES REALTY II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4169 5             W2001 ARES REALTY, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4170 6               ARES FINANCE S.r.l.                                525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4171 5             W2001/ARES B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4172 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4173 5             QMH LIMITED                                          525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4174 4           W2001 CAPITOL B.V.                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4175 5             GSW IMMOBILIEN AG                                    531390 - Other         Berlin                 GERMANY
                                                                        activities related
                                                                        to real estate
4176 4           W2001 LOFT B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4177 5             W2001 CAPITOL B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4178 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4179 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4180 5             W2001 REGINA C.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4181 2       WH ADVISORS, L.L.C. 2005                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4182 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2005                                       Financial Vehicles
4183 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4184 4           AWH GLOBAL GEN-PAR, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4185 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4186 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4187 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4188 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4189 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4190 4           W2005 CNL FARGO GP, LLC                                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4191 5             W2005 CNL FARGO HOLDINGS, L.P.                       551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4192 6               W2005 CNL FARGO MEZZ IV, LLC                       551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4193 7                 W2005 CNL FARGO MEZZ III, LLC                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4194 8                   W2005 CNL FARGO MEZZ II, LLC                   551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4195 9                     W2005 CNL FARGO MEZZ I, LLC                  551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

4112 2       STONE STREET FUND 1999, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4113 2       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4114 2       STONE STREET REAL ESTATE FUND 1996, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4115 2       STONE STREET REAL ESTATE FUND 1998, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4116 2       STONE STREET REAL ESTATE FUND 1999, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4117 2       STONE STREET REAL ESTATE FUND 2000, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4118 2       STONE STREET REALTY 2000, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4119 3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4120 3         STONE STREET REAL ESTATE FUND 2000, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4121 2       THE EUROPEAN POWER SOURCE COMPANY B.V.                     100        N/A


4122 3         THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED         100        N/A


4123 2       THE GOLDMAN SACHS FOUNDATION                               N/A        N/A


4124 2       THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION      100        N/A


4125 3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND  N/A        N/A         The direct holder is a
                                                                                               Trustee.
4126 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT      N/A        N/A         The direct holder is a
                 IMPLEMENTATION VEHICLE                                                        Trustee.
4127 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT     N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4128 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY   N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4129 3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND   N/A        N/A         The direct holder is a
                                                                                               Trustee.
4130 3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                N/A        N/A         The direct holder is a
                 IMPLEMENTATION VEHICLE                                                        Trustee.
4131 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED       N/A        N/A         The direct holder is a
                 INCOME FUND                                                                   Trustee.
4132 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS        N/A        N/A         The direct holder is a
                 FIXED INCOME FUND                                                             Trustee.
4133 3         GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND       N/A        N/A         The direct holder is a
                                                                                               Trustee.
4134 3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND      N/A        N/A         The direct holder is a
                                                                                               Trustee.
4135 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                N/A        N/A         The direct holder is a
                 INTERNATIONAL EQUITY FUND                                                     Trustee.
4136 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S.           N/A        N/A         The direct holder is a
                 SMALL/MID CAP FUND                                                            Trustee.
4137 3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME    N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4138 3         GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET   N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4139 3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE              100        N/A


4140 4           GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND      N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4141 4           GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4142 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET      N/A        N/A         The direct holder is a
                   TRUST                                                                       Trustee.
4143 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4144 2       THE GOLDMAN, SACHS & CO. L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4145 3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                 100        N/A




4146 3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4147 3         GOLDMAN, SACHS & CO.                                     N/A        N/A         The direct holder is a
                                                                                               General Partner.


4148 3         GS FINANCIAL SERVICES L.P. (DEL)                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4149 2       THE HULL GROUP, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4150 2       THE J. ARON CORPORATION                                    100        N/A


4151 3         J. ARON & COMPANY                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
4152 3         J. ARON HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

4153 2       THEMARKETS.COM LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4154 2       TRIM TABS INVESTMENT RESEARCH, INC.                        100        N/A

4155 2       US REAL ESTATE ADVISORS, LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4156 3         US REAL ESTATE OPPORTUNITIES I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4157 2       US REAL ESTATE OPPORTUNITIES I, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4158 2       VGS AIRCRAFT HOLDING LIMITED (IRELAND)                     50         N/A

4159 3         Johannesburg Limited                                     100        N/A

4160 3         OLBIA LIMITED                                            100        N/A

4161 2       WARBURTON RIVERVIEW LIHTC LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4162 2       WEST STREET FUND I, L.L.C.                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4163 2       WH ADVISORS, L.L.C. 2001                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4164 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4165 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4166 4           QMH FINCO S.A R.L.                                     100        N/A

4167 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4168 5             W2001 ARES REALTY II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4169 5             W2001 ARES REALTY, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4170 6               ARES FINANCE S.r.l.                                100        N/A

4171 5             W2001/ARES B.V.                                      100        N/A

4172 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4173 5             QMH LIMITED                                          90         N/A

4174 4           W2001 CAPITOL B.V.                                     100        N/A

4175 5             GSW IMMOBILIEN AG                                    50         N/A


4176 4           W2001 LOFT B.V.                                        99         N/A

4177 5             W2001 CAPITOL B.V.                                   100        N/A

4178 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4179 4           W2001/FORTY-SIX B.V.                                   100        N/A

4180 5             W2001 REGINA C.V.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4181 2       WH ADVISORS, L.L.C. 2005                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4182 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2005                                                              General Partner.
4183 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4184 4           AWH GLOBAL GEN-PAR, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4185 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4186 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4187 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4188 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4189 4           GS Lux Management Services S.a r.l.                    100        N/A

4190 4           W2005 CNL FARGO GP, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4191 5             W2005 CNL FARGO HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.

4192 6               W2005 CNL FARGO MEZZ IV, LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4193 7                 W2005 CNL FARGO MEZZ III, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4194 8                   W2005 CNL FARGO MEZZ II, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4195 9                     W2005 CNL FARGO MEZZ I, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.


4196 10                      W2005/FARGO HOTELS (POOL                   525990 - Other         Wilmington    DE       UNITED STATES
                               C) GEN-PAR, L.L.C.                       Financial Vehicles
4197 11                        W2005/FARGO HOTELS                       525990 - Other         Wilmington    DE       UNITED STATES
                                 (POOL C) REALTY, L.P.                  Financial Vehicles
4198 10                      W2005/FARGO HOTELS (POOL                   525990 - Other         Wilmington    DE       UNITED STATES
                               C) REALTY, L.P.                          Financial Vehicles
4199 4           W2005 CNL HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4200 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4201 6               W2005 CNL FARGO HOLDINGS, L.P.                     551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4202 4           W2005 EHY HOLDINGS, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4203 4           W2005 FARGO POOL AB SUPER HOLDINGS GEN-PAR, LLC        551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4204 5             W2005 FARGO POOL AB SUPER HOLDINGS, L.P.             551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4205 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4206 4           W2005 FARGO POOL AB SUPER HOLDINGS, L.P.               551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4207 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4208 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4209 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4210 5             KERZNER INTERNATIONAL HOLDINGS LIMITED               525990 - Other         Nassau                 BAHAMAS, THE
                                                                        Financial Vehicles
4211 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4212 5             W2005/FARGO HOTEL HOLDINGS II, L.P.                  551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4213 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4214 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4215 4           W2005/FARGO MEZZ HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4216 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4217 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4218 6               W2005/THIRTY-THREE B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4219 7                 HIGHSTREET HOLDING GBR                           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4220 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4221 6               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG              525990 - Other         LUXEMBOURG             LUXEMBOURG
                       S.A.R.L.                                         Financial Vehicles
4222 6               W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG            525990 - Other         Luxembourg             LUXEMBOURG
                       (H2) S.C.S.                                      Financial Vehicles
4223 7                 W2005/W2007 VERNAL ASSET 1 LUXEMBOURG            525990 - Other         LUXEMBOURG             LUXEMBOURG
                         S.A.R.L.                                       Financial Vehicles
4224 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4225 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4226 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4227 4           WHITEHALL FRENCH RE 2 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4228 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4229 4           WHITEHALL FRENCH RE 3 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4230 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4231 4           WHITEHALL SPECIAL GEN-PAR 2005, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4232 5             CARIBBEAN FUND GEN-PAR 2005, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4233 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005,         525990 - Other         New York      NY       UNITED STATES
                     L.P.                                               Financial Vehicles
4234 2       WH ADVISORS, L.L.C. 2007                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4235 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2007                                       Financial Vehicles
4236 2       WH ADVISORS, L.L.C. IX                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4237 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4238 2       WH ADVISORS, L.L.C. V                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4239 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4240 2       WH ADVISORS, L.L.C. VI                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4241 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4242 2       WH ADVISORS, L.L.C. VII                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4243 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4244 2       WH ADVISORS, L.L.C. VIII                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4245 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4246 2       WH ADVISORS, L.L.C. X                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4247 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4248 2       WH ADVISORS, L.L.C. XI                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4249 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4250 2       WH ADVISORS, L.L.C. XII                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4251 2       WH ADVISORS, L.L.C. XIII                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4252 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4253 4           A/C GP (NON-POOLING), L.L.C.                           551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4254 4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4255 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4256 4           WH13/DANKO B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4257 4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4258 4           WH13/TWENTY-NINE B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4259 5             ASIO S.R.L.                                          525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4260 4           WH13/TWENTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4261 5             ASIO S.R.L.                                          525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4262 2       WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4263 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX          525990 - Other         New York      NY       UNITED STATES
                 INVESTOR) LIMITED PARTNERSHIP 2008                     Financial Vehicles
4264 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4265 4           W2007 BEAR L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4266 4           W2007/W2008 FINANCE LTD.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4267 4           W2008 JUPITER INVESTMENT CAYMAN LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4268 4           W2008 OUKA (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4269 4           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4270 4           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4271 4           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4272 4           Whitehall European RE 9A S.a r.l.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4273 2       WH INTERNATIONAL ADVISORS, L.L.C. 2001                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4274 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4275 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4276 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4277 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4278 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4279 4           W2001 LOFT FINANCE INTERNATIONAL, L.L.C.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

4196 10                      W2005/FARGO HOTELS (POOL                   N/A        N/A         The direct holder is a
                               C) GEN-PAR, L.L.C.                                              Non-Managing Member.
4197 11                        W2005/FARGO HOTELS                       N/A        100
                                 (POOL C) REALTY, L.P.
4198 10                      W2005/FARGO HOTELS (POOL                   N/A        100
                               C) REALTY, L.P.
4199 4           W2005 CNL HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4200 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4201 6               W2005 CNL FARGO HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4202 4           W2005 EHY HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4203 4           W2005 FARGO POOL AB SUPER HOLDINGS GEN-PAR, LLC        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4204 5             W2005 FARGO POOL AB SUPER HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

4205 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4206 4           W2005 FARGO POOL AB SUPER HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4207 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4208 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4209 4           W2005 KZL                                              100        N/A

4210 5             KERZNER INTERNATIONAL HOLDINGS LIMITED               21         N/A

4211 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4212 5             W2005/FARGO HOTEL HOLDINGS II, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

4213 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4214 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4215 4           W2005/FARGO MEZZ HOLDINGS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4216 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       100        N/A

4217 5             W2005/THIRTY-TWO B.V.                                100        N/A

4218 6               W2005/THIRTY-THREE B.V.                            100        N/A

4219 7                 HIGHSTREET HOLDING GBR                           51         N/A

4220 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4221 6               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG              100        N/A
                       S.A.R.L.
4222 6               W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG            99         N/A
                       (H2) S.C.S.
4223 7                 W2005/W2007 VERNAL ASSET 1 LUXEMBOURG            100        N/A
                         S.A.R.L.
4224 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       100        N/A

4225 5             W2005/THIRTY-TWO B.V.                                100        N/A

4226 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4227 4           WHITEHALL FRENCH RE 2 SARL                             100        N/A

4228 5             W2005 PUPPET I B.V.                                  100        N/A

4229 4           WHITEHALL FRENCH RE 3 SARL                             100        N/A

4230 5             W2005 PUPPET I B.V.                                  100        N/A

4231 4           WHITEHALL SPECIAL GEN-PAR 2005, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4232 5             CARIBBEAN FUND GEN-PAR 2005, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4233 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005,         N/A        N/A         The direct holder is a
                     L.P.                                                                      Limited Partner.
4234 2       WH ADVISORS, L.L.C. 2007                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4235 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2007                                                              General Partner.
4236 2       WH ADVISORS, L.L.C. IX                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4237 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4238 2       WH ADVISORS, L.L.C. V                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4239 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4240 2       WH ADVISORS, L.L.C. VI                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4241 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4242 2       WH ADVISORS, L.L.C. VII                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4243 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4244 2       WH ADVISORS, L.L.C. VIII                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4245 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4246 2       WH ADVISORS, L.L.C. X                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4247 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4248 2       WH ADVISORS, L.L.C. XI                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4249 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4250 2       WH ADVISORS, L.L.C. XII                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4251 2       WH ADVISORS, L.L.C. XIII                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4252 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4253 4           A/C GP (NON-POOLING), L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4254 4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4255 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4256 4           WH13/DANKO B.V.                                        100        N/A

4257 4           WH13/TWENTY-FOUR B.V.                                  100        N/A

4258 4           WH13/TWENTY-NINE B.V.                                  99         N/A

4259 5             ASIO S.R.L.                                          100        N/A

4260 4           WH13/TWENTY-SIX B.V.                                   99         N/A

4261 5             ASIO S.R.L.                                          100        N/A

4262 2       WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4263 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX          N/A        N/A         The direct holder is a
                 INVESTOR) LIMITED PARTNERSHIP 2008                                            General Partner.
4264 4           GS Lux Management Services S.a r.l.                    100        N/A

4265 4           W2007 BEAR L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4266 4           W2007/W2008 FINANCE LTD.                               100        N/A

4267 4           W2008 JUPITER INVESTMENT CAYMAN LTD.                   100        N/A

4268 4           W2008 OUKA (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4269 4           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4270 4           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4271 4           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4272 4           Whitehall European RE 9A S.a r.l.                      100        N/A

4273 2       WH INTERNATIONAL ADVISORS, L.L.C. 2001                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4274 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4275 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
4276 4           QMH FINCO S.A R.L.                                     100        N/A

4277 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4278 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4279 4           W2001 LOFT FINANCE INTERNATIONAL, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4280 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4281 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4282 2       WH INTERNATIONAL ADVISORS, L.L.C. 2005                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4283 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2005                                       Financial Vehicles
4284 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4285 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4286 4           W2005 PUPPET 1 LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4287 4           W2005 PUPPET 2 LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4288 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4289 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4290 4           WHITEHALL EUROPEAN RE 4 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4291 4           WHITEHALL EUROPEAN RE 5 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4292 2       WH INTERNATIONAL ADVISORS, L.L.C. 2008                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4293 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2008                                       Financial Vehicles
4294 2       WH PARALLEL ADVISORS, L.L.C. 2001                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4295 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4296 4           HIHARAKO (CAYMAN) L.L.C.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4297 5             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4298 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4299 4           W2001 GEN PAR EUR 3 B.V.                               525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4300 5             W2001 PARC C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4301 6               W2001 LOFT B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4302 5             W2001 WEBSTER CV                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4303 6               W2001 CAPITOL B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4304 4           W2001 PARC C.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4305 4           W2001 TWO C.V.                                         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4306 5             QMH FINCO S.A R.L.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4307 5             QMH LIMITED                                          525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4308 5             W2001/FORTY-SIX B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4309 4           W2001 WEBSTER CV                                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4310 4           W2001/SIXTY-ONE B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4311 5             W2001 REGINA C.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4312 5             W2001 TWO C.V.                                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4313 2       WH PARALLEL ADVISORS, L.L.C. 2007                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4314 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2007                                       Financial Vehicles
4315 4           BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.    531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
4316 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4317 4           HIHARAKO 2007 (CAYMAN) LTD.                            531390 - Other         George Town            CAYMAN ISLANDS
                                                                        activities related
                                                                        to real estate
4318 4           W2007 230 PARK, LLC                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4319 4           W2007 MVP HOTELS, LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4320 4           W2007 PARALLEL AMELIA SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4321 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4322 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4323 4           W2007 PARALLEL BEAR S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4324 5             W2007 BEAR L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4325 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4326 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4327 4           W2007 PARALLEL LANCASTER S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4328 5             W2007/W2008 FINANCE LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4329 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4330 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4331 4           W2007 PARALLEL LINDENCORSO S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4332 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4333 4           W2007 Parallel Selfridges S.a r.l.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4334 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4335 4           W2007 Parallel Vernal S.a r.l.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4336 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4337 4           W2007/ACEP HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4338 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4339 2       WH PARALLEL ADVISORS, L.L.C. XIII                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4340 3         WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4341 4           MDL SEVEN HOLDINGS (CAYMAN) INC.                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
4342 4           WH MEZZCO GP, L.L.C. II                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4343 4           WH13/ASIO ASTREA C.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4344 5             WH13/TWENTY-NINE B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4345 5             WH13/TWENTY-SIX B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4346 4           WH13/DANKO B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4347 4           WH13/FORTY-THREE B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4348 5             WH13/ASIO ASTREA C.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4349 4           WH13/FORTY-TWO B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4350 5             WH13/ASIO ASTREA C.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4351 4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4352 2       WH13/DANKO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4353 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other         New York      NY       UNITED STATES
               2001                                                     Financial Vehicles
4354 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other         New York      NY       UNITED STATES
               2007                                                     Financial Vehicles
4355 2       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4356 2       WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4357 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4358 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4359 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4360 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4361 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4362 4           W2001 CAPITOL B.V.                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4363 4           W2001 LOFT B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles

4280 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4281 4           W2001/FORTY-SIX B.V.                                   100        N/A

4282 2       WH INTERNATIONAL ADVISORS, L.L.C. 2005                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4283 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2005                                                              General Partner.
4284 4           GS Lux Management Services S.a r.l.                    100        N/A

4285 4           W2005 KZL                                              100        N/A

4286 4           W2005 PUPPET 1 LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4287 4           W2005 PUPPET 2 LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4288 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       100        N/A

4289 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       100        N/A

4290 4           WHITEHALL EUROPEAN RE 4 S.A R.L.                       100        N/A

4291 4           WHITEHALL EUROPEAN RE 5 S.A R.L.                       99         N/A

4292 2       WH INTERNATIONAL ADVISORS, L.L.C. 2008                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4293 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2008                                                              General Partner.
4294 2       WH PARALLEL ADVISORS, L.L.C. 2001                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4295 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4296 4           HIHARAKO (CAYMAN) L.L.C.                               100        N/A

4297 5             MERCER INVESTMENTS IV PRIVATE LTD.                   100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4298 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4299 4           W2001 GEN PAR EUR 3 B.V.                               100        N/A

4300 5             W2001 PARC C.V.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4301 6               W2001 LOFT B.V.                                    99         N/A

4302 5             W2001 WEBSTER CV                                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4303 6               W2001 CAPITOL B.V.                                 100        N/A

4304 4           W2001 PARC C.V.                                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4305 4           W2001 TWO C.V.                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4306 5             QMH FINCO S.A R.L.                                   100        N/A

4307 5             QMH LIMITED                                          90         N/A

4308 5             W2001/FORTY-SIX B.V.                                 100        N/A

4309 4           W2001 WEBSTER CV                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4310 4           W2001/SIXTY-ONE B.V.                                   100        N/A

4311 5             W2001 REGINA C.V.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4312 5             W2001 TWO C.V.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4313 2       WH PARALLEL ADVISORS, L.L.C. 2007                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4314 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                 PARTNERSHIP 2007                                                              General Partner.
4315 4           BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.    N/A        32


4316 4           GS Lux Management Services S.a r.l.                    100        N/A

4317 4           HIHARAKO 2007 (CAYMAN) LTD.                            100        N/A


4318 4           W2007 230 PARK, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4319 4           W2007 MVP HOTELS, LLC                                  94         N/A

4320 4           W2007 PARALLEL AMELIA SARL                             100        N/A

4321 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4322 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4323 4           W2007 PARALLEL BEAR S.A.R.L.                           100        N/A

4324 5             W2007 BEAR L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4325 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4326 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4327 4           W2007 PARALLEL LANCASTER S.A R.L.                      100        N/A

4328 5             W2007/W2008 FINANCE LTD.                             100        N/A

4329 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
4330 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
4331 4           W2007 PARALLEL LINDENCORSO S.A.R.L.                    100        N/A

4332 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class F shares.
4333 4           W2007 Parallel Selfridges S.a r.l.                     100        N/A

4334 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4335 4           W2007 Parallel Vernal S.a r.l.                         100        N/A

4336 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class E shares.
4337 4           W2007/ACEP HOLDINGS, LLC                               96         N/A

4338 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4339 2       WH PARALLEL ADVISORS, L.L.C. XIII                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4340 3         WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4341 4           MDL SEVEN HOLDINGS (CAYMAN) INC.                       100        N/A


4342 4           WH MEZZCO GP, L.L.C. II                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4343 4           WH13/ASIO ASTREA C.V.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4344 5             WH13/TWENTY-NINE B.V.                                99         N/A

4345 5             WH13/TWENTY-SIX B.V.                                 99         N/A

4346 4           WH13/DANKO B.V.                                        100        N/A

4347 4           WH13/FORTY-THREE B.V.                                  100        N/A

4348 5             WH13/ASIO ASTREA C.V.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4349 4           WH13/FORTY-TWO B.V.                                    100        N/A

4350 5             WH13/ASIO ASTREA C.V.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4351 4           WH13/TWENTY-FOUR B.V.                                  100        N/A

4352 2       WH13/DANKO B.V.                                            100        N/A

4353 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  N/A        N/A         The direct holder is a
               2001                                                                            Limited Partner.
4354 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  N/A        N/A         The direct holder is a
               2007                                                                            Limited Partner.
4355 2       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4356 2       WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4357 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4358 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
4359 4           QMH FINCO S.A R.L.                                     100        N/A

4360 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4361 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4362 4           W2001 CAPITOL B.V.                                     100        N/A

4363 4           W2001 LOFT B.V.                                        99         N/A


4364 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4365 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4366 4           WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4367 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4368 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4369 3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4370 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4371 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        525990 - Other         George Town            CAYMAN ISLANDS
                   (CORPORATE), L.P.                                    Financial Vehicles
4372 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4373 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         New York      NY       UNITED STATES
                     2001 (DELAWARE), L.P.                              Financial Vehicles
4374 6               MERCER INVESTMENTS IV PRIVATE LTD.                 525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4375 6               QMH FINCO S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4376 6               W2001 ARES REALTY HOLDING, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4377 6               W2001 BRITANNIA LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4378 6               W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE,         525990 - Other         Wilmington    DE       UNITED STATES
                       L.L.C.                                           Financial Vehicles
4379 6               W2001 REGINA C.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4380 6               W2001/FORTY-SIX B.V.                               525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4381 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        525990 - Other         New York      NY       UNITED STATES
                 (DELAWARE), L.P.                                       Financial Vehicles
4382 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4383 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001           525990 - Other         George Town            CAYMAN ISLANDS
                 (CORPORATE), L.P.                                      Financial Vehicles
4384 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4385 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4386 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4387 2       WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4388 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4389 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4390 4           AWH EMPLOYEE GEN-PAR, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4391 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4392 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4393 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4394 4           W2005 CNL FARGO GP, LLC                                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4395 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4396 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4397 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4398 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4399 4           W2005/FARGO MEZZ HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4400 4           WHITEHALL FRENCH RE 1 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4401 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4402 4           Whitehall European RE 3 S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4403 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4404 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4405 3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4406 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4407 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2005                                     Financial Vehicles
4408 3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4409 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4410 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2005                                     Financial Vehicles
4411 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005        525990 - Other         New York      NY       UNITED STATES
                 (DELAWARE), L.P.                                       Financial Vehicles
4412 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4413 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4414 4           Whitehall European RE 3 S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4415 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.  525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
4416 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4417 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         New York      NY       UNITED STATES
                     2005 (DELAWARE), L.P.                              Financial Vehicles
4418 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4419 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.       525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
4420 4           WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4421 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     2005, L.P.                                         Financial Vehicles
4422 5             WHITEHALL STREET INTERNATIONAL REAL ESTATE           525990 - Other         New York      NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                           Financial Vehicles
4423 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4424 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP.,    525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
4425 4           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,        525990 - Other         Luxembourg             LUXEMBOURG
                   S.a.r.l.                                             Financial Vehicles
4426 5             WHITEHALL STREET INTERNATIONAL REPIA FUND            525990 - Other         George Town            CAYMAN ISLANDS
                     2005, L.P.                                         Financial Vehicles
4427 6               WHITEHALL STREET INTERNATIONAL EMPLOYEE            525990 - Other         George Town            CAYMAN ISLANDS
                       FUND 2005, L.P.                                  Financial Vehicles
4428 6               WHITEHALL STREET INTERNATIONAL REAL ESTATE         525990 - Other         New York      NY       UNITED STATES
                       LIMITED PARTNERSHIP 2005                         Financial Vehicles
4429 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4430 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,          525990 - Other         Luxembourg             LUXEMBOURG
                 S.a.r.l.                                               Financial Vehicles
4431 2       WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4432 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND        525990 - Other         New York      NY       UNITED STATES
                 2007, L.P.                                             Financial Vehicles
4433 4           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE           525990 - Other         New York      NY       UNITED STATES
                   MASTER FUND 2007, L.P.                               Financial Vehicles
4434 5             W2007 FINANCE SUB, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4435 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER      525990 - Other         New York      NY       UNITED STATES
                 FUND 2007, L.P.                                        Financial Vehicles
4436 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,   525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
4437 4           WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND        525990 - Other         New York      NY       UNITED STATES
                   2007, L.P.                                           Financial Vehicles
4438 5             WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE         525990 - Other         New York      NY       UNITED STATES
                     MASTER FUND 2007, L.P.                             Financial Vehicles
4439 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
4440 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
4441 2       WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4442 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE    531390 - Other         New York      NY       UNITED STATES
                 SUB 2008, LTD.                                         activities related
                                                                        to real estate
4443 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2008                                     Financial Vehicles
4444 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND      525990 - Other         George Town            CAYMAN ISLANDS
                 2008, L.P.                                             Financial Vehicles
4445 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4446 3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4447 3         WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

4364 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4365 4           W2001/FORTY-SIX B.V.                                   100        N/A

4366 4           WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4367 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4368 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4369 3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4370 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4371 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        N/A        N/A         The direct holder is a
                   (CORPORATE), L.P.                                                           General Partner.
4372 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4373 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2001 (DELAWARE), L.P.                                                     Limited Partner.
4374 6               MERCER INVESTMENTS IV PRIVATE LTD.                 100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4375 6               QMH FINCO S.A R.L.                                 100        N/A

4376 6               W2001 ARES REALTY HOLDING, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4377 6               W2001 BRITANNIA LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4378 6               W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE,         N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Managing Member.
4379 6               W2001 REGINA C.V.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4380 6               W2001/FORTY-SIX B.V.                               100        N/A

4381 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        N/A        N/A         The direct holder is a
                 (DELAWARE), L.P.                                                              General Partner.
4382 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4383 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001           N/A        N/A         The direct holder is a
                 (CORPORATE), L.P.                                                             General Partner.
4384 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4385 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4386 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4387 2       WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4388 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4389 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4390 4           AWH EMPLOYEE GEN-PAR, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4391 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4392 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4393 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4394 4           W2005 CNL FARGO GP, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4395 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4396 4           W2005 KZL                                              100        N/A

4397 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4398 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4399 4           W2005/FARGO MEZZ HOLDINGS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4400 4           WHITEHALL FRENCH RE 1 SARL                             100        N/A

4401 5             W2005 PUPPET I B.V.                                  100        N/A

4402 4           Whitehall European RE 3 S.a r.l.                       100        N/A

4403 5             W2005/THIRTY-TWO B.V.                                100        N/A

4404 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4405 3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
4406 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4407 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2005                                                            Limited Partner.
4408 3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4409 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4410 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2005                                                            Limited Partner.
4411 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005        N/A        N/A         The direct holder is a
                 (DELAWARE), L.P.                                                              General Partner.
4412 4           W2005 KZL                                              100        N/A

4413 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       100        N/A         This holding represents
                                                                                               ownership in Class F shares.
4414 4           Whitehall European RE 3 S.a r.l.                       100        N/A

4415 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.  1          N/A

4416 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4417 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2005 (DELAWARE), L.P.                                                     Limited Partner.
4418 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4419 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.       100        N/A

4420 4           WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4421 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2005, L.P.                                                                Limited Partner.
4422 5             WHITEHALL STREET INTERNATIONAL REAL ESTATE           N/A        N/A         The direct holder is a
                     LIMITED PARTNERSHIP 2005                                                  Limited Partner.
4423 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4424 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP.,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4425 4           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,        63         N/A
                   S.a.r.l.
4426 5             WHITEHALL STREET INTERNATIONAL REPIA FUND            N/A        N/A         The direct holder is a
                     2005, L.P.                                                                Limited Partner.
4427 6               WHITEHALL STREET INTERNATIONAL EMPLOYEE            N/A        N/A         The direct holder is a
                       FUND 2005, L.P.                                                         Limited Partner.
4428 6               WHITEHALL STREET INTERNATIONAL REAL ESTATE         N/A        N/A         The direct holder is a
                       LIMITED PARTNERSHIP 2005                                                Limited Partner.
4429 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4430 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,          63         N/A
                 S.a.r.l.
4431 2       WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4432 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND        N/A        N/A         The direct holder is a
                 2007, L.P.                                                                    General Partner.
4433 4           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE           N/A        N/A         The direct holder is a
                   MASTER FUND 2007, L.P.                                                      Limited Partner.
4434 5             W2007 FINANCE SUB, LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4435 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER      N/A        N/A         The direct holder is a
                 FUND 2007, L.P.                                                               General Partner.
4436 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,   N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4437 4           WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND        N/A        N/A         The direct holder is a
                   2007, L.P.                                                                  Limited Partner.
4438 5             WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE         N/A        N/A         The direct holder is a
                     MASTER FUND 2007, L.P.                                                    Limited Partner.
4439 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
4440 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4441 2       WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4442 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE    100        N/A
                 SUB 2008, LTD.

4443 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     N/A        N/A         The direct holder is a
                   PARTNERSHIP 2008                                                            Limited Partner.
4444 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND      N/A        N/A         The direct holder is a
                 2008, L.P.                                                                    General Partner.
4445 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   100        N/A

4446 3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4447 3         WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.

4448 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4449 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4450 2       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4451 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
4452 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   525990 - Other         New York      NY       UNITED STATES
               2007, L.P.                                               Financial Vehicles
4453 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2001                                                     Financial Vehicles
4454 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2005                                                     Financial Vehicles
4455 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2007                                                     Financial Vehicles
4456 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
4457 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4458 2       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4459 2       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4460 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4461 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4462 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
4463 2       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 525990 - Other         Luxembourg             LUXEMBOURG
               SCA                                                      Financial Vehicles
4464 2       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4465 2       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4466 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP 2008                                 Financial Vehicles
4467 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2001                                                     Financial Vehicles
4468 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2005                                                     Financial Vehicles
4469 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2008                                                     Financial Vehicles
4470 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2001                                         Financial Vehicles
4471 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2005                                         Financial Vehicles
4472 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2008                                         Financial Vehicles
4473 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4474 3         WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND    525990 - Other         Luxembourg             LUXEMBOURG
                 2008 SCA                                               Financial Vehicles

4475 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

4476 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4477 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             525990 - Other         George Town            CAYMAN ISLANDS
               (CORPORATE), L.P.                                        Financial Vehicles
4478 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4479 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4480 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4481 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4482 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4483 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4484 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4485 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4486 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4487 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4488 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4489 2       Whitehall Street International Override Offshore Fund 2008 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

4448 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4449 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4450 2       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4451 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4452 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   N/A        N/A         The direct holder is a
               2007, L.P.                                                                      Limited Partner.
4453 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2001                                                                            Limited Partner.
4454 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2005                                                                            Limited Partner.
4455 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2007                                                                            Limited Partner.
4456 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4457 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4458 2       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4459 2       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4460 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4461 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4462 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4463 2       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 100        N/A         This holding represents
               SCA                                                                             ownership in A-2 shares.
4464 2       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4465 2       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4466 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP 2008                                                        Limited Partner.
4467 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2001
4468 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2005
4469 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2008
4470 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2001                                                                Limited Partner.
4471 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2005                                                                Limited Partner.
4472 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2008                                                                Limited Partner.
4473 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008   100        N/A

4474 3         WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND    100        N/A         This holding represents
                 2008 SCA                                                                      ownership in Management
                                                                                               shares.
4475 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008      100        N/A         This holding represents
                                                                                               ownership in Management
                                                                                               shares.
4476 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        100        N/A         This holding represents
                                                                                               ownership in A-5 shares.
4477 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             N/A        N/A         The direct holder is a
               (CORPORATE), L.P.                                                               Limited Partner.
4478 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4479 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4480 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4481 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4482 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4483 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4484 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4485 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4486 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4487 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4488 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4489 2       Whitehall Street International Override Offshore Fund 2008 100        N/A

                          THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2012, there were 2,427 Contract Owners of qualified Contracts and 2,860 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

(b) The principal business address of most of the following Directors and Officers is:
         200 West Street
         New York, NY 10282-2198

         The principal business address of the other following Directors and Officers* is:
         132 Turnpike Road, Suite 210
         Southborough, MA 01772.

(c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.


NAME                                     POSITION OR OFFICE WITH UNDERWRITER
-------------------------------  ---------------------------------------------------
Steven M. Bunson                 Assistant Treasurer
Nabanita Chaterjee               Assistant Secretary
Richard Cohn                     Assistant General Counsel and Secretary
Manda J. D'Agata                 Assistant Treasurer
John S. Daly                     Director
Julie Hausen                     Assistant Secretary
Kathleen Jack                    Chief Compliance Officer Securities Underwriting
Kenneth L. Josselyn              Assistant Secretary
Robert A. Mass                   Compliance Officer
Albert P. Meo                    Financial Operations Principal
Stephen R. Pierce                Director and Vice President
Elizabeth E. Robinson            Treasurer
Matthew E. Tropp                 Assistant Secretary
Joel Volcy*                      Chief Operating Officer
Nicholas H. von Moltke*          Director, President and Chief Executive Officer
Margot Wallin*                   Chief Compliance Officer Variable Products

                          (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL         DISCOUNTS AND       (3) COMPENSATION ON   (4) BROKERAGE     (5) OTHER
     UNDERWRITER              COMMISSIONS              REDEMPTION        COMMISSIONS     COMPENSATION
----------------------    --------------------    -------------------   -------------    ------------
Epoch Securities, Inc.           None                    None                N/A             N/A

As indicated in Part B (Statement of Additional Information) in response to
Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2011. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Each account, book or other document required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, an affiliate of Security Benefit Life Insurance Company, at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

         The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

         (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

         (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
        Section  403(b)(11) to the attention of potential participants.

    4.   A signed statement acknowledging the participant's understanding of
        (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 10th day of April, 2012.

      COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT OF
      COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

     By: /s/ Scott D. Silverman
     -------------------------------------------------------------------------
     Scott D. Silverman, Senior Vice President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                   TITLE                                    DATE
----------                                   -----                                    ----
/s/ John J. Fowler       Senior Vice President and Chief Financial Officer       April 10, 2012
-----------------------
John J. Fowler

Allan S. Levine*         Chairman of the Board
-----------------------

Manda J. D'Agata*        Director, Vice President and Treasurer
-----------------------

Donald R. Mullen*        Director
-----------------------

Kathleen M. Redgate*     Director
-----------------------

Michael S. Rotter*       Director (Vice Chairman)
-----------------------

Nicholas H. von Moltke*  Director, President, and Chief Executive Officer
-----------------------

/s/ Jane S. Grosso       Vice President and Controller (Chief Accounting Officer)
-----------------------
Jane S. Grosso

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated
February 22, 2012, and March 13, 2012 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(333-78245) Select Reward

                                 EXHIBIT TABLE

Exhibit 8 (f)    Directors' Powers of Attorney
Exhibit 10       Consent of Independent Registered Public Accounting Firm